Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments
100352547	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

101061837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2015.  The borrower wanted to know why her April's payment was not accepted,. She was transferred for assistance but was not able to continue the call because she was at work.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

101091807	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Inbound call from borrower, payment inquiry.  Customer called in to make sure that April payment was received and extra payment was applied towards escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

101250648	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2013.  The borrower called to go over terms of modification and stated that he will make a payment online on 06/14/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

101420478	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2015.  The authorized party called to check on the status of the account and was informed the reinstatement funds were received last month.  The caller wanted website assistance to get the account unlocked and was transferred to a different department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 05/XX/2015 as the modification was -rebooked.

101683215	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower made a payment for $197.52 plus a $15.00 payment fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

102013884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2015.  The borrower called in on 02/13/2015 but the details of the call were no noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period.

102038859	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  The borrower was advised that adjustments have been made regarding the misapplied funds and escrow advances.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

102125772	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  The borrower called in on 06/29/2015 and was advised of assistance opportunities including a repayment plan and a modification. The last contact with the borrower was established on 12/10/2015 at which time the borrower stated they made their payment through bill pay with their bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

102605292
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  2/6/13 - "Post Close audit review mod loans".
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

102703194	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Borrower called in regarding the APR.  Lender explained the APR and advised that the next due date is 05/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

102982914	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2015.  The borrower called to give 3rd party authorization to Linda Newton for the life of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

102994902	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

103045851	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2014.  The borrower emailed in on 09/29/2014 due to being unable to make a payment online.  The response was the website was undergoing routine maintenance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

103398498	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Borrower called in and inquired about 2 late fees on the account. Servicer advised borrower the fees are from 09/2015 and 12/2015 payment. Borrower requested to have $46.42 waived as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

103459437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2015.  Borrower called regarding escrow analysis status, advised that there is not currently one in the system for 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

104085810	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2015.  Borrower called with a promise to pay, they stated they have been out of work and this caused a delay in the payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

104513382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The customer called with questions about the next payment increase due to her escrows.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

105117777	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2015.  Notes on 02/19/2015 reflect that the borrower was inquiring on the HARP refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

105618276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  Inbound call from borrower, last payment received inquiry.  Advised any suspense amount was applied correctly and showing current through September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

105631263	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2014.  Borrower requested paperless statements on website; last direct contact with the borrower was 01/05/2012 when borrower made a payment promise.  Loan has been current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

105813081	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The last contact with the borrower was established on 03/10/2016 in regards to the borrower making a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

105847047	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Inbound call from borrower, received a document in the mail about an incentive and would like to know about the date if she can still send it in.  Resubmitted a current document per borrower request mailed and advised it would be 5-7 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

106082811	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  The borrower emailed to request a 1098- year end satement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

106448445	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower promised to pay through the mail by 05/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No details for the bankruptcy were found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

106799094	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Spoke to authorized third party (XXX) who called in for modification update. The third party stated documents would be sent back today via email to mod assistance. Trial modification documents were promised by the servicer, who gave the third party the list of documents needed for receipt. The reason for prior delinquency is noted as curtailment of income. The loan is not delinquent at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

107459433	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2014.  Borrower called to have 1098 mailed to address on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

107792100	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  The borrower was very upset that the payment came back, and unable to locate it again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

108368523	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2015.  Talked to customer regarding account and she gave permission to speak with third party regarding acccount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

108644247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2014.  The borrower contacted the servicer on 03/06/2014 to request the amount paid for interest and property taxes in 2012.  The servicer advised the interest payment was $5,163.34 and property taxes were $3,897.23.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

108733158	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Authorized third party called to inquire about the payment amount and was informed $1,482.65.  Borrowers' attorney called to request a reaffirmation agreement.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Reaffirmation agreement was sent.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 06/30/201

108957933	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower called and requested a statement of amounts paid for interest and homeowner's insurance for 2012 through 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

108981909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Authorized third party called in to verify if they will be eligible for incentive and wants to know if she should send it back with social security number attached. Agent advised third party spouse that she should.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

109180710	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Borrower called in to advise that she mailed her payment in late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

109292598	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2015.  Contact was made with a 3rd party. They called to know the total late fees and states they were promised that they would be removed but haven't yet.They were advised that there have been fees waived and for any further fees to be waived they could submit a written request to research.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

109317573	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2015.  Borrower called in regards to the "Making Homes Affordable" program and wanted to know if she should join the program. Borrower was advised that we could not give an answer to that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Last HARP solicitation was noted on 05/05/2016.

109492398	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called stating that that he needed  a copy of his 2014 propertytaxes.  He was advised that the they would be sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Commentary dated 07/XX/2011 indicates that a bankruptcy has been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

109576314	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower called to get 1098 tax statement. Agent mailed the requested documents to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

109688202	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  The borrower called in a nd was transferred to the bankruptcy department.  No call results are documented further
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  There is no evidence in the collection comments of a filing date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: o

110380509	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower was called in regards to the payment due. The borrower stated family member lived in the property and paid the mortgage and for the servicer to contact them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

110642247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2016.  Borrower called in regarding letter received and was advised that the payment reminder letter was generated on the 11th for the month and that the payment is drafted on the 13th. Borrower also inquired about the SCRA letter and agent advised that it had to do with the military and rights.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

110722167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower called to find out if payment was received. Agent advised payment was received 5/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

111121767	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Borrower stated she received 5 call in an hour regarding her payment that was done as bank automatic withdrawal; upset at all the phone calls.There has been limited noted contact with borrower during review period; loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

111194694	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2013.  The borrower called due to issues with the online payment system and requested that the late fee be removed; the servicer advised the site was down and waived the pay by phone fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

111332556	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2014.  Borrower stated he will be mailing payment on the 12th like he's been doing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

111471417	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower called requested an out of cycle escrow analysis ran. Servicer advised will be effective with 04/01 billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

111633255	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2015.  Borrower requested a copy of the 1098 faxed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

111799089	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

111966921	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2016.  borrower XXX is requesting the late charges in the amount of  $131.29 for the month of June be waived as a 1 time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 02/XX/2016.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

112516371	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Borrower called about disbursement check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

112576311	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  The servicer called the borrower with an interpreter to inquire about homeowner's insurance.  Subsequent commentary indicates the receipt of the requested insurance binder.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

112812075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borr called to inquire about the increase in monthly payment.  Explained to borrower how shortage is calculated and gave breakdown for increasing shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

112890996	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Borrower called in and inquired about the terms of the loan. Lender advised of the unpaid principal balance and mailed a payoff statement to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

113110776	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called to make sure that the march payment was received. The borrower also inquired about getting PMI changed since the kitchen has been remodeled and was given the number and extension for the PMI department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

113373513	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2014.  The borrower was informed that the payment for January was short $10.84; and a payment correction was made during the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

113777109	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

114137748	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called, request to have website password reset and account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

114395490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Borrower called in inquiring about his 10/01/2015 billing statement, but hung up before servicer could give it to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

114618267	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower had an insurance inquiry regarding a payment that was not received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

114731154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called stated daughter is authorize for  life of loan called to inquiring about life insurance. Advised to call Assurant and provided phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

114844041	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The details of the call were not documented, but the demographics were verified.  No additional phone number or emails need to be added.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

115246638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Borrower called in requesting a copy of the 1098. Servicer sent the 1098 to borrower via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

115672212
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2014.  Last borrower contact Authorized 3rd party called to get insurance information. Transferred to customer service.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

115682202	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Borrower called and made a promise to pay via western union, borrower stated they would send it today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

116310573	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower was contacted to solicit a payment, provided information on the know your options site. Borrower declined ACH payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

116443440	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Inbound call from borrower angry over draft fees that occurred earlier in the month.  Fees were waived for the borrower and phone call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

116928954	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2015.  borrower called wanting to know  what the 90.00 apraisal was sent out for
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

117048834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  On 05/24/2016 the borrower wanted to know when the property insurance would be paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

117245637	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Inbound call from the borrower to verify the insurance refund check in the amount of $1,615.48 was received and put toward escrow.  Advised yes it was and the borrower requested an email confirmation to that effect.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

117618264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

117627255	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The borrower called in to request a password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 5/14/2012 indicated a bankruptcy removal was completed. There were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was referred to legal counsel outside of the review period. The loan was modified and reinstated on 08/XX/2011.

118013868	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2014.  The borrower had a payment inquiry; agent advised payment increased due to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

118141740	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2016.  Borrower contacted and advised that his payment never came out of his account or posted. Borrower made payment and late fee waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

118522359	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2015.  Borrower called wanted to make sure the payment he made was posted. Borrower advised on NS system it shows he has paid. There has been no contact attempts from servicer in the past 36 month review all contacts have been inbound calls from borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  No further bankruptcy details were provided. Prior bankruptcy discharged 06/XX/2011 case number XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

118650231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Inbound call from borrower, escrow inquiry.  Borrower requesting spread over 12 months since it is showing his payment is still &990.00 when it should be $666.96.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

118690191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower wanted to know how to change her last name on the loan to her married name. Servicer assisted her with the necessary steps and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

118971909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2015.  Borrower called for an adjustment request. Servicer reversed transaction number 265 and applied it towards payment per sharepoint.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

119330550	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  The borrower called to request to have PMI removed. The borrower was advised a request would be sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on commentary dated 12/23/2015 the loan is currently under a modification plan. There is not any further information about the modification provided in the commentary. Borrower has requested to remove PMI.

119425455	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Borrower called to update mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

119564316	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower wanted to know when the last time she received the $1000 incentive and when the escrow refund check would be received, advised the $1000 incentive was applied in October and the check will take 7-10 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

119709171	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower stated that they have received several calls at work and would like to know what the calls were about. The borrower was advised that their payment is due on the first of the month and if the payment is not received, calls will be attempted to see if the borrower needs assistance or is having difficulty with their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

119890989	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower called to ask if the discharge papers from his bankruptcy were received yet, Advised  that a request for the documents will be made but it may take 5-7 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

120546333	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

120548331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower advised a payment had been made electronically through bill pay; agent advised servicer was not set up and would take 7 to 10 business days to receive.  The agent indicated if a late fee is received, borrower can request it be waived as a one time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

120919959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  Borrower called in and requested a copy of a survey.  It was emailed to him the same day.  Borrowers were having marital difficulties and co-borrower was having difficulty making payments and asked for Deed in Lieu review, but was denied 09/10/2014.  The borrower called on 09/25/2014 and stated he was moving back into the property and would bring the account current and be making payments thereafter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

121246632	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2014.  The borrower called in to ask if we had a copy of the survey; she was told we had an appraisal and could fax that to her.  The borrower has had 4 ACH drafts returned by the bank for insufficient funds in the past year; the funds have been made good with the second submission.  The borrower requested that the escrow account be removed on 02/20/2014 and was sent the form letter; it is unclear if escrow has been canceled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

121408470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2014.  The borrower was contacted regarding the July payment; the borrower stated that the payment was already made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

121440438	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2012.  Borrower called and advised on ACH payments, where December payment is set to be drafted on 12/03/2012 for $865.60.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 08/25/2014 reflects that borrower requested paperless statement on the website.

121802076	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called in and gave third party authorization to his ex-spouse that would remain in force until it was revoked or loan paid in full .  Prior to this, borrower's wife, who is authorized third party, indicated borrowers were going through a divorce and she intended to refinance property.  Authorized third party called in and requested a payoff statement on 06/02/2015; no additional discussion of payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

122292585	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower called in inquiring about the escrow shortage on her account and the payment increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

122391486	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  The last borrower contact was in regards to escrow inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

123012864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrow called in to change checking account and bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

123189687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  Borrower called in regards to the hamp incentive letter they received, advised to sign and date the letter and return it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

123507369	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Authorized third party called to inquire about why billing statement wasn't sent. Agent advised of the loan transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

123983892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Borrower called and advised they have changed their insurance company, advised borrower to send in the new policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

124004871	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2014.  The borrower had a 1098 year end statement inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

124207668	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  Borrower had an escrow inquiry. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

124353522	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2015.  Borrower called to have account unlocked online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

124932942	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2014.  The last contact was made on 2/24/2014, in which the borrower requested a document.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

125260614	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

125384490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  The borrower called and was notified of the new servicer. The servicer advised they were calling about a payment, but the servicer stated a payment was received since they left a message for the borrower to call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

126518355	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2016.  Servicer advised borrower loan is current. QA provided to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

126667206	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  The borrower sent a copy of a marriage certificate, drivers license and Social Security card to the servicer for the purpose of updating the borrower,s loan information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

126781092	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Borrower called to make a payment but did not have their banking information. Advised borrower to call back and that they are available until 11 pm EST.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

126915957	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  04/30/2016: The borrower called in to make their April 2016 mortgage payment and a confirmation number was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  A Prior Bankruptcy was indicated in comments and the Bankruptcy was Non-Reaffirmed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

127261611	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  The borrower arranged a phone payment and wanted the extra funds applied towards the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

127453419	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower is inquiring about the removal of his MI on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: n

127465407	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2015.  Borrower called and stated they mailed in the September payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

128112759	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower called to verify amount of next payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

128580291	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2015.  Inbound call from borrower, inquiry why late fee on account.  Advised fee left from late payment received 11/2012
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

128596275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called and made a promise to pay, borrower advised of the ACH payment vs Bank Bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

129181689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower called to find out if they were eligible for refinancing and the call was transferred to a refinance department. HARP solicitation was mailed on 05/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

129305565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called with questions on the payment increase, advised she could be transferred to a mortgage specialist, borrower was upset and stated they would call back later.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

130319550	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower requested information regarding equity line of credit and was advised to shop around.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Most recent HARP solicitation was noted on 05/05/2016.

130511358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  The borrower called and inquired about the 1098 year end tax statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

131217651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2015.  The borrower called needing assistance with resetting password online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

131298570	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2015.  Commentary shows that on 12/09/2013, final loan modification documents were discussed. All conversations after this point are regarding account status and payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

131907960	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower called to request the removal of PMI, advised that the LTV must be below 80% and is currently at %93.44, Borrower may choose to have an appraisal done but they currently show the appraised value  at $200,000
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

131948919	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

132136731	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

132234633	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Notes on 05/26/2016 reflect that the borrower called in regards to an inspection.  The borrower was advised that the inspection is needed once repairs are completed and the inspection will not hold up funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  Notes on 05/18/2016 reflect that the borrower notified the message center that hail damage was experienced to the roof of the house.  State Farm issues a check to both the borrower and Nationstar.  The borrower stated that he hired a contractor will to work with State Farm to repair/replace the roof.  The damage repair amount is estimated at $6,986.87.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

132605262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Notes on 03/22/2016 reflect that the borrower called inquiring about statement for non interest bearing balance for $20,000.00 and was advised that it was due to the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

132855012	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2015.  The borrower called with questions about deferred interest; she was advised that when modifying she signed an agreement that obligated her to re-pay the interest.  The borrower was advised that incentives will lower the amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

133112754	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2014.  Borrower authorized a payment in the amount of $848.08 for 03/25/2014 with a $15.00 fee. Borrower stated that she was waiting on a paycheck before making a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

133263603	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2013.  The borrower stated that she sent a payment and it was posted towards the principal instead of to escrow. The request was put in to reverse the payment and apply it to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

133314552	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  Notes on 06/08/2015 reflect that the borrower stated that they fell behind in November and did a repayment plan and once it was done did not have enough time to turn around and make another payment.  The borrower stated that there will be a payment made on 06/23 with an extra $50.00 for the late fees and will bring the account current in the month of July with a payment before the grace period ends.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

133758108	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: There has been no contact with the borrower in the past 12 month review period.

133977888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Spoke to authorized third party who scheduled the payment for 05/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

134130735	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Borrower made an inquiry regarding refinancing, the call was transferred but that department was closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

134191674	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower expressed interest in removal of private mortgage insurance coverage. Servicer advised they would send an MI removal form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

134242623	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower called and stated he mailed in the payment 05/06/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

134299566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  Throughout the review period, there haven't been clear contact attempts but Borrower did call in on 10/21//2015 to speak with servicer and inquire about next payment due date (which was 11/01/2015 at the time).
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Only mention of Foreclosure was a "Foreclosure GO" comment made on 02/XX/2012. No evidence of Bankruptcy at this time.

134496369	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

134676189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  The borrower wanted to know what funds were in their suspense
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

134967897	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Servicer spoke with borrower who stated is aware of payment and wife will be making the payment this week but not sure on what day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

134999865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Servicer called borrower on 05/09/2016 and received cell phone authorization and borrower scheduled a payment via money gram with the effective date of 05/16/2016.  Borrower updated phone numbers and stated they were not working at this time and is receiving unemployment.  Servicer provided the Hardest Hit Funds Program phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

135103761	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower inquired about a non-sufficient funds fee; agent advised a payment in March/April came back NSF.  The borrower asked for the fee to be waived due to servicing issues when the loan transferred to the current servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

135738126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  Borrower called and made commitment for the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary date 09/07/2012 states the bankruptcy was discharged and the debt was not reaffirmed.  The bankruptcy was removed on 12/XX/2011.  The discharge date and case details were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

136020843	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2016.  Third party advised she would change the Bill Pay amount going forward to $1150.00. DISPUTE: Borrower stated they affirmed the debt but reaffirmation was does not appear to have been filed at discharge. Requested documentation proving reaffirmation of debt or the dispute will be closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

136076787	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  The borrower called in on 08/11/2015 inquiring about the escrow shortage and increase in their payment; no further information was provided regarding the phone call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

136160703	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Borrower called in with loan officer regarding questions about modification agreement and what the corporate advance was involving. Borrower was also requesting note and modification agreement be emailed to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

136225638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Last contact, borrower inquiring about payment increase, which was due to the modification. There has been no contact attempts from the servicer in the past 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

136887975	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

137459403	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  The borrower called to get assistance unlocking their online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

137507355	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  Borrower called, he wanted to make online payment but has forgotten the password. Borrower advised a reset for the password will be sent to him. Borrower will log back in and make the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

137869992	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2014.  The borrower declined paperless statements on the website and updated email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Collection comments reflect the loan was modified per Service Member Relief Act, Terms were reversed on 08/XX/2014.  No comments indicate the borrower is no longer active duty

138059802	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  The borrower called with a payment inquiry as they had ordered a payoff statement because they had a buyer for the property; however, the payoff was inconsistent with what they had from a 2012 modification. The borrower will confirm with spouse to validate recollection of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

138153708	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

138705156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The borrower scheduled their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary reflects a discharged chapter 13 bankruptcy was closed on 08/XX/2011; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

139078782	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2014.  Borrower inquired about his 2013 1098 form.  Research was requested.  Representative transferred the call to the bankruptcy department.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Previous Foreclosure was closed and billed.

139257603	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower called and made a payment online, advised he is setting up future payments to be scheduled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

140608251	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2014.  Borrower called and asked about a letter they received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

140622237	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The customer scheduled a payment for $1,514.09 to be drafted on 4/12/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

140723136	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower called to change the date the payment drafts from the bank account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: After the review period, the borrower inquired about refinancing on 06/17/2016.

141189669	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2015.  The borrower called to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was noted as closed on 03/XX/2011.  The case number and discharge/dismissal information were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

141471387	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower called and wanted to know of the $10,000 HAMP incentive; servicer advised the incentive in the amount of $5,000, not $10,000, was applied in December.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

141558300	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower requested loan # so he can get registered online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

141669189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2015.  The borrower made scheduled a payment for 09/30/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

142098579	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  On 12/07/2015 the borrower called to verify the new payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was HAMP modified prior to the review period.

142212645	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called in to inquire about letter she received stating her Insurance coverage was not sufficient.  Call was transferred to Escrow Department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

142454403	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2014.  Borrower called regarding payment on June 5, stated cashed on June 13 but the payment was never applied to the account. Borrower provided documents. Research unable to locate the payment with the provided information. New request launched.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

142973883	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  The borrower went on the website and was counseled on available options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Commentary on 05/09/2014 states that the borrower filed bankruptcy; there is no further information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

143156700	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  The last contact was made on 7/19/2016, in which the borrower inquired about flood insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

143496360	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2015.  Borrower called to schedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

143753103	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2015.  Responded to borrower correspondence via email advising received modification documents e-signed and pending to be booked. No further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

144249606	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  Last contact with the borrower they wanted to have the mailing address to send in a payment. Borrower promised to pay by 11/25/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

144261594	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  Borrower called in to inquire about setting up automatic payments. The servicer sent an ACH form to the borrower via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

144791064	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  The last contact was made on 8/11/2015, in which the borrower had a billing inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

144982872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  Borrower wanted to know about deferring payments to the end of the loan, no answer by servicer was noted in the commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

145180674	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The last borrower contact was in regards to the escrow shortage due to increased taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

145669185	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  The borrower was advised the written credit dispute had been received and corrected on 09/18/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A written credit reporting dispute was received on 09/18/2015 and the corrections were made that day. Prior foreclosure proceedings were closed and billed on 06/XX/2013 as the loan was modified.

145995858	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  Received call from borrower who wanted to know why she received a letter stating her account is delinquent. Agent advised that the letter was sent out before payment correction went through. Advised her account is current and next payment due September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

146104749	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower called on 03/24/2016 to verify payment was recieved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

146223630	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2013.  Borrower called in regarding his last statement.  Borrower advised his last payment all went toward principal.  Servicer advised he submit a payment correction and have the funds applied toward regular payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

146878974	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower called to inquire on the progress of the amended modification to correct the legal description. The borrower was advised to follow up with the title department to get the status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

146912940	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  The borrower called in about the insurance being paid through escrow; and was advised the last payment was made in 2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The case was discharged per notes dated 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 09/XX/2013 as the loan was modified.

146971881	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The last contact with the borrower was established on 05/19/2016 at which time the borrower called in requesting the their modification agreement for a possible refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

147207645	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Borrower called to see why he received a statement stating he owes $5,000.00. Servicer advised borrower they are not showing that on the account. Servicer advised borrower the account is due for 04/2016 and $178.96 is owed to make the contractual payment. Borrower advised would like to make the payment by phone. Servicer waived the $20.00 fee and took a payment in amount of $178.96.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

147876975	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Authorized Third Party, Borrower's wife, calling inquiring about interest payment change. Agent explained changes to third party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

148119732	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2015.  The borrower inquired on the inability to access the online banking. The representative unlocked the account for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

148445406	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The borrower called in for a class action settlement information; a website was provided for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

148598253	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The last contact was made on 3/21/2016, in which the borrower had a billing inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

148776075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower called to set up a payment for 10/06/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on commentary dated 04/21/2016 the loan is currently under a modification plan.There is not any further information about the modification provided in the commentary.The borrower requested that any extra payment received he wants it to be applied to principal. The request was submitted and approved.

149168682	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

149250600	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower called in on 05/16/2016 to change the banking information on the automatic payments  The borrower was walked through the online system and a follow up call was made to ensure all concerns were addressed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

149279571	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2015.  Last call on 04/08/2015, borrower requested to reset website password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

149373477	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  The last contact was made on 7/8/2016, in which the borrower scheduled a payment and also asked about a copy of the previous extension agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2012.
MODIFICATION: Comments indicated the loan was previously modified prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments on 6/14/2016 indicated a 1 month extension was approved.

149573277	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  The last borrower contact was in regards to refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 05/31/2016 reflect evidence of a previously completed STEP Rate Modification.

149623227	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  The borrower requested the 2015 year-end total interest paid information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was closed prior to the period available for review with no filing information evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

149868981	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Borrower made a promise to pay in the amount of $1081.95 on 05/24/2016 & 05/27/2016 via automated system.  Borrower stated RFD was due to curtailment of income and that she was catching up on bills. Servicer provided borrower with confirmation number and charged $19.00 processing fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted 05/27/2015 borrower stated they wanted to cancel the modification application and did not follow through with another modification. Unable to determine if loan went delinquent in past 12 months.

150200649	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  Borrower called in and inquired about refinancing. Call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

150376473	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called in to inquire about refund from over-payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

150385464	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  Borrower wanted to know when her interest rate will go up again. Servicer advised it is due to increase again in 12/2016 and will stay the same for 396 months. No further questions or concerns were noted.  Borrower called on 06/18/2015 to inquire how to lower interest rate and payment and the call was transferred to refinance; however, there is no indication that borrower followed up or asked for additional modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

150965883	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  Borrower called in to get account unlocked and reset password advised she will make payment online
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is closed.  Bankruptcy chain of title noted on 01/XX/2015. Bankruptcy case number was not provided. No evidence of motion for relief or proof of claim noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

151312536	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

151337511	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2016.  The borrower called to have the speedpay payment that they had scheduled for 04/25 cancelled. The borrower stated that they will send a payment by Moneygram today instead.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

151405443	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Servicer spoke with borrower who verified the account. Call was transferred to direct sales. Details of call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary 12/30/2014 the loan was modified. There is not any further information about the modification in the commentary.

151621227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2015.  The borrower called in and stated that the interest rate/payment change from their previous modification will be too much for them to afford payments. The borrower stated their intention is to keep the property. The borrower's financials were taken and a financial packet was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

151645203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The borrower called to set up a payment for 05/20/2016. The borrower stated the property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

151941906	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2014.  The borrower contacted the servicer on 5/29/2016 to update the mailing address for billing purposes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 5/10/2013 referenced a bankruptcy, however; no additional information was provided and there was no evidence to indicate there was an active bankruptcy as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

152006841	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2014.  Spoke to Authorized Third Party who called to inquire about monthly billing statement. Agent advised delay due to 1098 tax statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

152078769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  The last borrower contact was in regards to a payoff statement request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

152097750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2014.  Borrower called in a promise to pay in the amount of $1304.31.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

152188659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  The borrower was advised on 12/05/2013 of the modification terms and the form for automatic payments was mailed to them. The last contact with the borrower was established on 07/13/2015 at which time the borrower inquired about their escrow increase. The borrower was advised the increase was due to an increase in their taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

152256591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

152446401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015.  Borrower called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

152801046	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  An authorized party called on behalf of the borrower and requested mortgage statements dating back to January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

152809038	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2015.  Borrower called in about the escrow shortage.  The shortage was paid but went into suspense rather than the escrow.  The agent advised a payment correction would be completed within 2 business days and a new escrow analysis may be run at that time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

154001844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

154191654	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrower authorize a third party (law firm) to inquire about the current modified interest rate; the servicer emailed the modification agreement to the law firm.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

154482363	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The last contact was made on 5/18/2016, in which the borrower inquired about lowering the payments and was informed of a possible refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

155070774	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  The borrower called in to inquire about a recast letter they received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

155207637	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  Borrower called to make sure her information was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

155331513	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Borrower called in about escrow shortage and made payment.  Servicer explained escrow balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

155727117	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower called in to request that her son's name be removed from the loan. She was advised that she would need to refinance the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

156324519	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower called in on 03/30/2016 but no commentary is provided. During the previous contact on 08/03/2015 the borrower wanted an explanation of how a HAMP worked. There is no follow-up noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

156648195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  04/13/2011 BORRWR MRS. STS RFD HRS CUT BACK AT WORK & SHE WAS IN HOSPITAL FOR PERSONAL HEALTH ISSUES. MRS STS SHE BACK AT WORK RIGHT NOW HRS INCREASED BUT DON'T HAVE ENOUGH INCOME TO CATCH UP PAYMNTsS WNTD TO KNOW WHAT TYPE OF ASSISTANCE IS AVAILBL WAS ADVISD OF HAMP MOD AND DOCS WERE SENT.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

156834009	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2013.  Borrower called and went over the final modification documents. Advised of payment options and ACH. Borrower promised to notarize and return the documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

156998844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Borrower called in and servicer advised borrower to return the docs for the modification incentive. There has been no contact attempts from the servicer in the past 36 month review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

157134708	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  Borrower called in to check status of account. No further details of call provided.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Appears bankruptcy is active. No evidence of discharge or relief being granted. No further details of bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

157341501	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2015.  The borrower stated that she received an insurance claims check in the amount of $6934.80 and wanted to know the procedures for endorsement. The check was endorsed and released to the borrower on 10/19/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary dated 09/18/2015 reflects that the property suffered water damage on 08/30/2015. A check in the amount of $6,934.80 was endorsed and released to the borrower; as the claim was classified as a non-monitored claim. There is no evidence that the damages have been repaired.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

157787055	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  The borrower called because she didn't receive a statement. A statement was emailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

157859982	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

158432409	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Last contact with borrower was to discuss billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

158695146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2014.  The borrower contacted the servicer on 04/08/2014 to make a payment by phone in the amount of $2,241.48 to cover the April and May 2014 payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

158698143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  Borrower inquired on modification and was advised that $5,000.00 will be applied to the loan on 10/01/2015 due to HAMP. Borrower received a pay for success letter on 07/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Re-cast notice was sent to the borrower on 05/22/2016.

159433407	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Borrower gave authorization for daughter, until revoked or paid in full.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

159571269	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2014.  Borrower stated that she will be making the 2nd trial payment next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2014.  Motion for relief was referred on 02/XX/2013 but no evidence of filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 04/26/2016 reflects that there was an acknowledgement of a request to transfer the property to Trust and does not object to it. But there may be allowance, depending on the documentation, that will require immediate payment in full of the loan if the property is sold or transferred outside of guidance.

159891948	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  Borrower called in to update her homeowners insurance information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

159965874	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  The last contact was made on 10/28/2015, in which the borrower inquired about the next payment due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

160224615	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower called and requested research to show borrower is current on loan, currently the credit is reporting the loan in foreclosure. Dispute - borrower was advised that the creditor is still reporting the loan as in foreclosure when the loan is current. Dispute is indicated as resolved POST REVIEW (6/2016).
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

160227612
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

160265574	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

160487352	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  The borrower inquired about the grace period, the date the last payment was received and the amount due for the next payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

160808031	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2014.  Borrower communicated via email, they declined the paperless statement on the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

160926912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower promised to pay on 05/18/2016 via speedpay. The borrower verified that the property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

161702136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2014.  The borrower sent an email inquiring about the principal deferred balance in the amount of $16,327.40. The borrower was informed that this was due to a modification that was completed and effective 08/04/2010.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

161886951	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The borrower called to see if they can get the pmi removed,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

161960877	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  The borrower was checking on the late charge amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

162033804	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016.  Borrower made a payment in amount of $818.82. Borrower stated that the payment was late because of personal reasons. Borrower wanted to know if the due date could be moved. Servicer advised borrower he would have to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 03/15/2016 indicates borrower had a discharged Chapter 7 bankruptcy about 4 years ago and did not reaffirm the debt; however details of the bankruptcy were not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

162075762	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2015.  The borrower called to verified they had sent their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

162164673	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2014.  Borrower needed to unlock online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

162566271	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower called and asked when the next payment was due, advised 08/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

162711126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2014.  The borrower requested a password reset and authorized spouse for the life of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

162772065	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2014.  Borrower made a payment in amount of $921.94 plus $10.00 fee. Borrower advised just started back working.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

162920916	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called and was transferred to Direct Sales.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

163026810	3
[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2015.  The last contact was made on 12/16/2015, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Borrower called in and said her house burned down on July 31st, stated insurance would take care of everything. There is no additional information provided and no evidence to indicate the issue was resolved.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: **Borrower called in on 09/14/2015 to ask if Servicer had been contacted by Insurance company as house burned down.

163291545	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  The borrower contacted the servicer on 01/21/2016 because she received an e-mail confirming payment and was concerned it was already made.  The servicer advised the payment will be drafted on 01/30/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

163511325	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower inquired on if insurance was disbursed and was advised that it was.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The borrower stated that the servicer is reporting to the credit bureau with four different past due payments and he wants this corrected. The servicer advised the borrower to fax or email the statements that he is viewing so they can do a research request. There is no evidence that the borrower sent anything in and no evidence that the issue is resolved as of 04/28/2016.

163682154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2014.  Borrower made a payment inquiry as to why the payments increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

163951884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  The borrrower advised that they sent the payment for the month of June.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

164309526	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower called and asked about the balloon payment, borrower advised of the modification terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

164616219	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  The last contact with the borrower was established on 10/02/2015 at which time the borrower requested to have the funds in suspense applied to their principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

165137697	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2014.  The borrower went online and requested that statements be emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

165388446	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower called in wanting to have 1098 faxed and emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: LPI in force mail per comments 10/20/2015

165702132	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2015.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

165710124	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  Inbound call from borrower, document request inquiry.  Asking to have mod agreement sent, emailed mod agreement per request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

165888945	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower called in for a copy of the 1098 year end statement which was never received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

166503330	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The customer has requested a year end 1098 statement and was sent the statement via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

166760073	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The borrower was advised on 01/XX/2014 the modification process was completed and the loan was next due for 02/XX/2014. The last contact with the borrower was established on 04/11/2016 at which time the borrower called to have their online account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

166829004	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower made a payment in amount of $876.70 PLUS $19.00 fee scheduled for 01/1/42016.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  No further bankruptcy details were provided. Unable to determine date the POC was filed. Prior bankruptcy was discharged as noted on 07/XX/2014 but no specifics provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: Borrower has had 2 loan modifications 1st one booked 11/XX/2010 and the 2nd one booked 11/XX/2014.

167098734	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower requested information about refinancing; specifically the HARP program. The borrower was asked to choose a date and time to request a call back from a specialist.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

167612220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called to make payment over phone in the amount of $1330.37 plus $19 phone fee.for 04/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate bankruptcy was discharged, unable to verify discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

167867964	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The homeowner discussed the insurance claim for wind damage sustained to the subject on 07/05/2015 with repairs estimated at $8,859.67.  A property inspection dated 05/19/2016 reported that the repairs were 100% completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

168023808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

168098319	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2015.  03/31/2015 BORROWER MRS STATES RFD TO MANY BILLS.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

168615216	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower requested to be added to the do not solicit list. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

168857973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The borrower called to have their online account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

168908922	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  The last contact was made on 1/12/2015, in which the borrower inquired about a late charge.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

168911919	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2015.  The borrower asked about calls being received; agent advised they are from a third party offering home insurance.  The borrower requested no further insurance calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

169315515	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  Borrower called regarding the payment for June, advised that the payment posted and he has no late fees and $179.91 in unapplied account. Borrower requested a new statement for July and the request was submitted to mail one.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

169420410	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Borrower called in regarding payment inquiry. Agent advised as of 7/1/2016 payment increase to $1751.26. Borrower wanted to know about principal reduction. Agent stated he is on a modification and advised him of the know your payment options.com. Borrower hung-up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

170429400	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.  Authorized third party requested the maturity date and the deferred balance of on the previous modification. Servicer advised 04/01/2052 and explained how the deferred balance/modification details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A HAMP modification was approved on 04/XX/2012 and to start on 05/XX/2012. There is commentary that states loan was in Foreclosure; the last foreclosure activity of closing the foreclosure activity was 04/XX/2012.

170443386	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Requested insurance declarations page from agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property is a condo.

171140688	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called in to report a hazard loss and to get information on claims procedures.  Details on loss not provided.  After cutoff check for loss was received by servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  No information is provided in comments other than that a check in the amount of $11,383.03 was sent to the borrower for endorsement.  Status and extent of damage not provided.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Subsequent HAMP modification step rate notification sent  01/27/2015

171413415	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  The last contact with the borrower was established on 06/15/2015 at which time the borrower called in stating they were having difficulty accessing their account online. The borrower was provided assistance with setting up their online account and automatic payment system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

171602226	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Borrower made a promise to pay in the amount of $1247.62 by 09/18/2015. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

171899928	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  The borrower called for suspense funds in the amount  of $12.00 to be applied to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

172001826	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2014.  Borrower provided authorization to speak to wife, they made a phone pay with a reduced fee due to issues making the payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

172444383	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2014.  Authorized 3rd party states payments are set up on ACH for the 16th of the month. She wanted to know why her monthly payment had changed. Servicer advised it was due t an escrow analysis. No further questions or concerns were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

172798029	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  Borrower called and stated that he has received a tax bill and it is due tomorrow. Advised borrower the payment was mailed 04/13/2016 in a bulk mailing and may have been misapplied. Advised that they will send a research request and confirm the status of the taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

173389437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2014.  The borrower was advised on 01/17/2014 of the total amount due and the modification process was completed. The last contact with the borrower was established on 07/01/2014 at which time the borrower stated they would have to check to see if funds were available for a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The account was referred to foreclosure on 08/XX/2013. The foreclosure was closed and billed on 09/XX/2013 due to loss mitigation assistance.

173410416	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower stated that he will make a payment by Bill Pay on 01/15/2016 in the amount of $1050.05.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

173828997	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Notes on 02/23/2016 reflect that the borrower called regarding a possible refinance and was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

174186639	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2015.  The borrower called in to inquire about a phone call she received.  Advised that insurance has changed and that a check had already been sent.  Once refund received, the homeowner will need to return that to her escrow account.    The servicer provided the homeowner with instructions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

174750075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrower called to inquire about his interest rate change on his loan modification. Representative advised him it is due to it being a step modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

174961863	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  The borrower called in to inquire about late fees.  The borrower called in regarding having corporate advance fees removed on 02/15/2016 and was advised to submit the request in writing.   The written dispute was received on 02/16/2016 requesting for inspection fees and corporate advances be removed.  The inspection fee was removed and the borrower was advised if the loan becomes delinquent again the investor may require property inspections at their expense per the terms of the loan.  The modification was noted to be for a term of six years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

175078746	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2016.  Last contact with borrower during review period, borrower was calling in to make a payment due to prior payment not posting correctly out of borrowers account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There are comments prior to the review period (11/08/2010 and 12/01/2011) that indicate a Chapter 7 Bankruptcy was filed in the past, and the Bankruptcy was discharged.  No other information is available about when the BK was filed.  Loan has just come out of Modification and now borrower is scheduled to make regular payments.

175294064	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2015.  The borrower requested paperless statements on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

175548276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2015.  Message center received from borrower asking how to get back on paperless statements. Servicer responded back and advised go to the website at XXX and click sign up for e-correspondence and your correspondence will update immediately. All borrower contacts during the review period have been inbound calls from the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

175959864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  The borrower called to see if having a modification would get in the way of taking a loan on the home; and the call was transferred to the modification department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

175990833	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2015.  Borrower called in to see why his payments increased. Agent advised that there are $760.76 in late charges that need to be paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

176115708	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2014.  Borrower requested that the 1098 be sent regular mail and e-mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

176732091	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  Borrower promised to pay $653.56 via mail 6/9/15 for June and late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

176833989	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called regarding April payment. They stated they have tried to go on the website and make payments but it is not working. Advised borrower of the new website and she said she will make a payment this week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

177295527	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called to get mailing address to send payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 09/10/2014 indicated hazard claim funds in the amount of $8007.23 were returned. Comments on 08/22/2014 indicated 100% inspection results were received. A date of loss occurred on 11/21/2009.

177323499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The last borrower contact was in regards to the processing fee for the telephonic payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

177356466	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the 36 month review period.

177376446	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2013.  Spoke to borrower he advised he will be sending in funds in amount of $135.15 to complete his payment since there is a balance in suspense of $1329.82.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

177508314	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2015.  Borrower called to confirm the last payment was received. Advised to disregard collections calls as the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

177540282	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called in and inquired about his payment increasing. Servicer advised borrower that this payment did in March to $966.09 due to his escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

177830991	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2015.  The borrower called and authorized a payment. Comments on 02/02/2015 indicate the borrower stated they received a notice the property was going to foreclosure. The borrower was advised the payment was increased and additional funds would need to be sent in to complete the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

178180641	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called to inquire about last payment received.  Servicer advised funds were received and was applied as a principal payment and a correction was submitted to have funds post to the March payment. Borrower inquired about mortgage insurance on 02/04/2016 and was advised it was removed and escrow was reanalyzed. Termination of mortgage insurance notice was mailed on 01/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

178416405	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2014.  Borrower called in and made a payment in amount of $759.45 and was provided with payment confirmation number. Borrower declined home warranty offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

179669151	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  Servicer advised borrower account due foe 09/1 in the amount of $685.59.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

180366453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2015.  Borrower called regarding a letter that stated his home insurance coverage was insufficient. Borrower confirmed that policy is written to full coverage amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

180918900	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called and wanted to know why the statement shows he owes double the payment, advised to ignore that as it was sent prior to the current payment being posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

180966852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  The borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

180972846	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called in and requested to know what his escrow statement is saying. Agent advised borrower that he has a escrow shortage and beginning 04/2016 his payment will increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 04/30/2016 reflects loan reported as current to the PMI company. No evidence of PMI reflected in the payment history.

181052766	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2015.  The last contact was made on 5/15/2015, in which the borrower denied a home warranty offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

181630188	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2016.  The borrower called regarding PMI removal but was advised that requires LTV at 80% and he is at 85.07%. The borrower also received an annual escrow disclosure statement and was advised that he is due a refund in the amount of $76.53 and a new statement will reflect his new payment when it changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

181791027	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower called in and stated she received a letter stating that her payment was behind. Agent advised borrower that the last payment was received 03/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

182071746	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  The borrower requested a payoff statement with an estimated payoff date of 06/05/2016 which was generated on 05/06/2016 and again on 05/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

182552265	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower made a promise to pay $1055.70 by 05/17/2016 via Speedpay. Servicer provided a confirmation number and waived the processing fee. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted 05/03/2016 Loan recast was denied, due to the date of the letter the required items were not received on time and therefore denied and closed.

182980836	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  On 05/23/2016 the borrower called about credit bureau reporting. and was upset about the way the process worked. Hostile borrower - stated it makes no sense that payments have to be made to remain in the property but payments made are not reported to any credit bureau. No additional information or dialogue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

183045771	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2014.  Spoke with unauthorized wife who called in to figure out why she hasn't receive a statement. I advised her that we sent them out late with the 1098-T.  Advised she should call back next week if she hasn't received it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

183189627	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2014.  The borrower states that that payments are made  by his brother.  Collection comments provided for review do not indicate if the borrower is on the note.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

183436380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Borrower called and requested transfer to specific extension, no details provided for the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

183479337	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2013.  The borrower disclosed the reason for default is having a fixed SSI income which arrives every 3rd Wednesday of the month; the borrower was unable to make arrangements for payment at the time of the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

183768048	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower inquired about the terms of the loan; and the call was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

183982833	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Borrower called in wanting to know if her interest rate is going to increase. Borrower also inquired about what the unpaid principal balance is.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

184064751	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2016.  borrow called to advise he made payment 1195.00  he also wanted to know his grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

184108707	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2014.  The last contact with the borrower was established on 12/03/2014 at which time the borrower expressed dissatisfaction with their payment increase du eto the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

184257965	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower wanted to know why he was receiving texts and advised that it was in regards to his May payment he made through speedpay today. Borrower denied the ACH that was solicited to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

184512303	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2015.  Borrower authorized payment in amount of $966.97 plus fee in amount of $9.95.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

185094720	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The last contact was made on 2/22/2016, in which the borrower inquired about the pay for performance incentive.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

186042771	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  The borrower contacted the servicer on 06/14/2016 to confirm that the payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Collection comment dated 03/26/2015 states the property is vacant , per property inspection.  Collection comments provided for review , do not reflect any change in occupancy.

186305508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrower asked if the last payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

186530283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  The borrower called to see if payment will decrease if shortage is paid.   Advised the borrower yes - payment will be $1185.84.   The borrower stated she will pay online before 04/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

186599214	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2014.  The borrower went online and updated his contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

186630183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Borrower called and asked when she would receive the incentive for paying her modification on time for 5 years, borrower advised that it would be paid in March.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

186640173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  The servicer informed the borrower on 09/28/2015 of the principal incentive of $1,000 as a result of the modification. There has been no contact attemps from the servicer in the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

186884928	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  The borrower called and stated that the payment on the statement says $1.00 and wanted to confirm the payment before sending.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

187178634	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The borrower called in to check in on their account. The borrower was advised the loan was current and escrow was included in the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

187304508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2013.  Borrower called in to advise she gets paid at the end of the month and set up a promise to pay for 09/26/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

187340472	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower called and wanted to make a payment, stated they did not receive a welcome package. Borrower advised a new one will be sent and the payment was made by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

187449363	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  Borrower emailed client to cancel refinance application; process started 12/XX/15
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: HARP solicitation being sent.  Borrower was pursuing refinance but notified servicer 1/27/16 to cancel application

188241921	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  The borrower called in to discuss the account. The borrower advised she made a payment, however did not have the confirmation number. The borrower was advised can have late charge waived as a one time credit. The late charge was waived and the borrower made the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: There is evidence of a modification being completed outside of the commentary dates. There is no further information available.

188524287	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2014.  The last borrower contact was in regards to the dispute resolution. Comment on 11/05/2014 reflects that the borrower disputed the insurance portion of the escrow balance; the dispute was resolved on 11/05/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 05/01/2015 reflect evidence of a previously completed STEP Rate Modification.

188628183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2015.  Borrower called to make sure she was set up on auto payments. There has been no contact attempts from the servicer in the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

189041769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  Inbound call from borrower, inquiry on balance and how much to pay to finish covering shortage.  He wanted to know what his payments will be if he pays shortage.  Told him we would have to have the payment first then run a new EA but unable to provide figures until then.  He said he will call back next week to make the payment to escrow shortage and then have us run the new EA.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

189062748	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  Borrower called and requested that flood insurance be included with the monthly payment, advised it was already included.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

189078732	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2013.  Notes on 09/09/2013 reflect that the borrower is sending the payment over on 09/15/2013 through bill pay.  The borrower cannot change the due date or the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

189549261	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower called in with a modification inquiry, inquiring about current rate changes and changes made throughout the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Forbearance plan completed 12/XX/2010.

189957852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

189987822	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  Borrower inquired about escrow shortage on statement received; and was advised increase was due to shortage amount as well as increase in her annual taxes and insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

190043766	1
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2014.  last contact with borrower stated his wife had some health issue.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  servicer comment indicate modification was approved and changed, but no evidence was made with borrower that loan has been modify.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.

190530279	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower requested a document that shows the taxes are paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

190654155	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

191279529	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower inquired about Private Mortgage Insurance being cancelled. The message back to the borrower stated it was removed from the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As per commentary on 05/24/2013 there is an active modification. The Private Mortgage Insurance was removed from the loan on 01/05/2016.

191298087	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower requested to have late charge waived.  Lender waived late fee as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

191476332	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2014.  The borrower called to inquire about paperless statements online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

191490318	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2014.  Borrower called in and requested monthly statement. Agent sent borrower statement via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

191816991	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2015.  Borrower called and requested a payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

192106701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower inquired if the servicer has paid his taxes for April/May as he received a bill from the county for payment. Servicer advised the payment was made in April. Servicer also provided borrower with the fax number to send a copy of statement of tax adjustment. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

192708099	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  Promised to pay $632.59 by 12/02/2015 via Speedpay. Scheduled: 11/30/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

192808998	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower requested acopy of her 1098 and was advised it was available online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

193098069	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  The last contact was made on 1/21/2016, in which the borrower inquired about the last payment that was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments indicated the loan was modified prior to the review period.

194073732	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2013.  Stop payment request on escrow disbursement check dated 11/28/2011 that was never cashed.  Re-issued borrower a new check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

194243562	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

194394411	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called and stated he received a notice of intent letter, borrower advised his loan is current and to ignore the letter. Borrower advised that the payment on the loan will increase in June and was provided the amount, advised that his payment is interest only until 2018 then the payments will increase due to principal payments on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

194815989	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2014.  Borrower left message requesting a call back with an update on account status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

195001803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2014.  Borrower stated he received email regarding review of his account. Servicer went over terms. There has been no noted recent contact or attempts to contact borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There are several references to a closed bankruptcy; however, no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

195255549	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2015.  The borrower called to see if his payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period.

195341463	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower called requesting their 1098 to be emailed to them. The borrower was advised of the option for the HARP refinancing. They were transferred to a HARP agent for more information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

195523281	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  A third party called in to set up a payment as an automatic withdraw.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

195746058	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  The borrower inquired about the escrow shortage and was going to follow up with the taxing authority on increased taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

196000803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

196189614	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2014.  The borrower contacted the servicer on 09/02/2014 to inquire about the escrow increase and expressed interest in paying his own taxes and insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

196209594	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower called with insurance question, call was transferred. Borrower advised to contact his agent to make changes to the policy, verified all payments sent to the insurance company for the year.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

196322481	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

196473330	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  Borrower called in to see if payment was posted on 07/31/2016. Servicer advised borrower payment did not post. Borrower made July 2016 and August 2016 payment on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

196493310	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Called borrower to advise of status of account, grace period and last payment received. Borrower stated will make a payment online for $1976.59 by 5/25/2016. Agent also advised borrower of Know your options site counseled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

196934868	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  Servicer called and spoke with borrower who stated she will make payment online at XXX today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: No evidence of loan modification reflected in servicing comments available.

197059743	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2015.  Servicer advised that original loan was fixed rate, but modification is step rate and will increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

197123679	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  Servicer contacted borrower and borrower made a promise to pay 2284.56 by 08/19/2015 via Bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

197285517	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Promise to pay taken, occupancy verified, and the property zip code was changed by the post office.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

197357445	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2013.  Borrower scheduled payment in amount of $1887.25 plus $9.95 payment fee to be drafted on 09/27/2013  and agent provided payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

197403399	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The borrower inquired about applying for the HARP program and was advised to contact the refinance department to see if they qualify.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The notes on 2/22/2012 state the wife is deceased.

197575227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Borrower called regarding status of PMI removal. PMI was removed as of 04/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

197779023	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower called and wanted to make sure the loan is current, advised borrower that she is next due for 03/01/2016. Borrower also questioned the escrow account and wanted to know how to reduce it, she was advised the shortage in the account was divided by 12 months and that is the reason the payment increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

197802999	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2013.  Borrower called wanted a billing statement and wanted it to be sent to a 3rd party. Servicer advised borrower need written authorization on the account before they can send to a 3rd party. Borrower hung up in the middle of servicer getting the information. There has been no contact attempts from servicer during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

197849952	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2015.  Borrower called stating she has had a loss in income after the modification, her income still has not increased and borrower is struggling with the 80/20 loans. Borrower is requesting another modification and she was advised of the HAMP program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

198106695	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2014.  Notes on 06/10/2014 reflect that the borrower requested a copy of the 2011 and 2012 Annual Tax and Interest Statement for the loan at XXX through the Message Center.  The Message Center responded that a copy of the 2011 and 2012 year end statement was sent to the email that was provided and to allow up to two days to receive the document.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

198836964	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  The borrower called in on 01/29/2016, the reason for the call was not documented.  Borrower called on 07/22/2015 and said that she can not make a payment until the end of the month.  Lender advised that she will continue to receive calls until payment is received.  Lender advised that a denial letter was sent out today regarding the modification.  The reason for default was noted as curtailment of income due to no longer receiving child support and increased expenses.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

198935865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  The borrower called to discuss getting a new loan modification, stating hardship is a divorce. The matter was escalated for review. A HAMP modification was declined on 11/30/2015 for valid hardship not on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower called to discuss getting a new loan modification, stating hardship is a divorce. The matter was escalated for review. A HAMP modification was declined on 11/30/2015 for valid hardship not on file. A HAMP modification was declined 01/28/2011 due to a modification already active. The loan is currently being reviewed for a modification.

199100700	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Servicer called borrower regarding May payment. Agent spoke with borrower then call was disconnected. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Servicing comments indicate account was modified. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

199284516	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  The borrower wanted to know why she had an escrow shortage of $186.91.   Advised that the shortage was caused because the taxes and insurance increased from last year's escrow analysis.   Advised her that the the P&I payment is $960.74 and the new base escrow payment is $251.69 and her shortage payment is $62.30 to payoff the total shortage of $186.91.    Advised that once the shortage is paid her payment will be $1212.43.  The borrower will send in the shortage payments.    The borrower stated her interest rate changed so her P&I payment went up to $960.74 from $826.96, so she was confused about the new payment and the escrow statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

199377423	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower called in for password re-set.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

199403397	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  The borrower called in to be transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

199418382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  Inbound call from borrower, call to verify increase in mortgage payment due to insurance.  Borrower has planned to pay shortage so payment does not increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

199596204	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

200031768	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Advised the borrower about the escrow shortage and how to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

200673126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  Borrower called to request stop receiving the statements in the mail and to start getting electronic copies. borrower advised to visit web site and sign up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

200940858	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Notes on 01/25/2016 reflect that the borrower promised to pay $130.69 by 01/27/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

201034764	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2013.  Borrower stated he just lost track of time and noticed he was late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

201225573	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower called to verify if they were up to date with their April 2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

201264534	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  The borrower called for information on how to forward a tax bill to the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

201329469	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  The authorized third party called to inquire about the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

201362436	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower made a promise to make a payment by 03/21/2016 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

201684114	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

202100697	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  Borrower called to confirm the Servicer will be paying escrow for him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

202467330	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2015.  Borrower called to request a password reset for the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

202625172	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  The borrower stated a payment was already sent in and was confirmed posted on 08/14/2015.  Per commentary, borrower advised of RFD - death in the family. Borrower 1 is deceased and borrower 2 survives as a responsible party. There is mention of trail modification documents and modification options on 02/XX/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 03/14/2011 states the loan classification was changed from bankruptcy to foreclosure.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Commentary shows dates from 01/17/2010 to 02/24/2014, the remaining comments are missing and history is incomplete.

Per comments on 02/24/2014, borrower 1 is deceased. There is no further mention of Estate or information on heir, documentation of death certificate was requested.

There is a high likelihood of future delinquency as per the last entry, borrower inquired about modification process and asked for financial assistance.

203009787	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The last borrower contact was in regards to setting up automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

203567229	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower called in disputing her escrow account stated had an agreement with prior servicer with spreading the escrow over 3 years and not 12 months. Servicer advised borrower to fax over the approval from the investor on this spread and servicer advised borrower of the fax number to send it in to. Borrower advised is going to fax over her previous agreement from the prior servicer. Borrower is upset and asked for a supervisor regarding payment. Servicer asked borrower what she needed regarding the payment. Borrower advised did not want to speak to agent and wanted a supervisor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 11/06/2015 reflects a prior discharged Chapter 7 bankruptcy; however details of the bankruptcy were not provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

203603193	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower called to confirm the payment was posted.  The borrower was approved for a trial payment plan and the modification was completed on 12/XX/2013 effective 01/XX/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

203719077	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Inbound call from borrower, payment inquiry.  Borrower wanted it stated that she mailed out the check on 1/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

203739057	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Borrower called and requested the payment options for the loan. Borrower reinstated the loan 03/26/2015 for $8600.00
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

203811984	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2015.  Notes on 04/04/2015 reflects that the borrower elected to stop the electronic statement by mail.  It was also explained to the borrower about making a payment online with the website every month and will be free the first 9 days of the month.  The convenience fee is $9.95 after 9 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

203850945	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The borrower requested the the PMI (private mortgage insurance) be cancelled and was advised that  the loan to value would need to be 80% or below.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

203940855	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Borrower called to get a password for the website reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

203985810	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Borrower inquired about a payment.  Representative made a payment correction for a transaction to be applied to principal.  Later comments indicate the correction was denied due to the amount not being allowed for reversal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

204268527	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  Last contact with the borrower they wanted to know if the new policy information came in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

204565230	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called due to receiving a 16 day letter and was advised she could disregard as payment was received the same day that the letter went out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

204639156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2016.  The borrower called in and made a promise to pay by 05/11/2016 in the amount of $918.83 via Western Union Money Gram.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

205097949	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The borrower called to inquire about an overdue payment, in the amount of $47.95, showing up on their monthly statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

205332462	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  The last contact was made on 10/08/2015, in which the borrower inquired about a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

205454340	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2014.  Borrower requested paperless statements on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

205511283	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Borrower requested the contact information for the research department to send proof of credit report dispute. Borrower provided new email address of XXX. Servicer provided details to borrower as requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower disputing May, June & July 2011 credit reporting that is impacting borrowers credit.  Notes on 02/17/2016 indicate servicer removed foreclosure information reported for May, 2011 - July, 2011. Servicer noted all other credit information reported is accurate.  Dispute resolved 03/04/2016.

206057736	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Notes on 01/11/2016 reflect that the borrower called to have the web account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

206287506	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The borrower requested a breakdown of the deferred balance amount which was provided to the borrower on 02/02/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

206322471	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  Third party called about not reporting on the credit report and was advise the loan was not reaffirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Closed without discharge. No other details found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

207700092	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

207826965	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  The borrowers last communication was to advise the funds were only applied to principal and not to the payment. Borrower requested the funds be applied to the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary dated 09/27/2014, the loan is in an approved modification. There is no further commentary regarding the modification.

208194597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Promised to pay $652.01 by 05/17/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

208419372	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  The borrower called to find out the amount due for her payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

209049741	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  Lender advised the borrower of the last payment received and that the account is current.  Lender told the borrower when the next escrow analysis will run and that the  payment will come down.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower sent in bank statements showing proof of the NSF charges.  Lender reimbursed the fees.  Double payment was the lender's error.

209177613	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  On 02/24/2016 the borrower called to find out why a HARP solicitation had been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

209265525	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2015.  Borrower had questions about applying funds to the escrow balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

209423367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  The borrower called and made a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

209617173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Notes on 03/10/2016 reflect that the borrower had the website password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

209703087	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2014.  Borrower was notified that his first modified payment needs to be made with certified funds and his personal check will be mailed back to him. Client agreed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is 3.875%.  The modification maturity date is unavailable.  Mod term 480, Rate step to 4.625%. No other mod details were noted
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

209877912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2014.  Inbound call from borrower, request for online password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

210259530	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2015.  Spoke to borrower - promised to pay $658.33 by 04/22/2015 via Bill Pay.  The borrower will do April's payment via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

210899889	3	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower advised the insurance check they sent in will be returned, they need to endorse the check and send it back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  No details of the damage is noted in comments.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

211008780	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2014.  The last payment was received on 07/31/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2014.  Borrower inquired about letters that he has been receiving regarding modification. Advised the borrower to disregard them since he already modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 02/XX/2014.  The modified principal balance is $191,356.25.  The modification interest rate is 2%.  The maturity date of the loan was extended to 05/01/2035.  Final modification completed and approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

211408380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower called and asked about the escrow shortage. Advised that the shortage will be $146.41 for 12 months starting 07/2016. Borrower understood the payment increase is due to escrow increase and shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

212038749	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2015.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

212137650	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2014.  The borrower stated had not received the corrected final documents yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 10/XX/2014 as the loan was modified.  The borrower has married and sent documents for a name change per notes dated 07/31/2014.

212282505	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower called in regards to general account information. Servicer provided information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  07/01/2013 comments reflect new bankruptcy filing. Details of the bankruptcy were not provided. The borrower stated that has been discharged from bankruptcy per notes dated 11/22/2013; but no further details were cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

212292495	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Servicer spoke with borrower who stated third party is going to mail in payment today in amount of $1143.74.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage noted with a date of loss noted as 03/02/2012. Insurance claim filed under claim number XXX. Claim check received in amount of $8,773.52. Servicer endorsed the check and released to borrower as claim was under $10,000.00. No evidence if repairs have been started/completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Hail damage noted with a date of loss noted as 03/02/2012. Insurance claim filed under claim number XXX. Claim check received in amount of $8,773.52. Servicer endorsed the check and released to borrower as claim was under $10,000.00. No evidence if repairs have been started/completed.Comment on 08/13/2013 reflects borrower sent in a request in order for an investigation to be done as she has stated she did not do a refinance or a modification. Comment on 08/26/2014 borrower stated that the unpaid principal balance is incorrect. Borrower advised she found out that her home was refinanced and borrower stated she was unaware of the refinance. Borrower advised she did not fill out any paperwork for a refinance and it was not her signature. Borrower advised that she has filed a police report and there was never a resolution. Borrower advised that the refinance occurred in 2007.Borrower also advised that she is on SSI not SSD. Comment on 08/28/2014 reflects servicer mailed borrower a copy of the note and loan modification asking borrower to review and if the signature is not hers on one or both of the documents to contact servicer. No evidence borrower responded to letter sent by servicer.

212759028	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2016.  The borrower was contacted to discuss the account. The borrower requested to use the funds from Unapplied to make the payment for December. The borrower also stated the reason for default is excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

213115671	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  The borrower made a promise to pay.  Comments reflect the borrower is awaiting a social security check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

213212574	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

213961824	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower requested assistance in setting up a payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  A prior chapter 7 bankruptcy, case #XXX, was filed 07/XX/2011 and removed on 08/XX/2011. The currently bankruptcy was last referenced on 03/XX/2013; however, commentary does not indicate that the bankruptcy was terminated; no case # provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

214063722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2015.  The last borrower contact was in regards to the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 01/20/2016 reflect evidence of a STEP Rate Modification previously completed.

214151634	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Borrower called and asked about the changes to his modification, the rep on the phone stated that he was not mod certified and transferred the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

214318467	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  The borrower called in to inform that they had not received a statement so they mailed in a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

214592193	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called who stated that he has been receiving his statements. Borrower had no further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect a Chapter 7 bankruptcy was filed 02/XX/2015; however no further details or comments regarding bankruptcy or discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

214597188	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called and wanted to know the reason for the payment increase, advised it was due to an increase in the escrow
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

214673112	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower states he sent the payment from a grocery store. Advised him the payment had not been received yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

214731054	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower confirmed they intend to keep the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

215179605	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower stated that he will use the grace period to pay his next payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

215240544	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower wanted details of his HAMP loan. Borrower was provided the information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

215511273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2014.  Borrower had a payment inquiry. Agent assisted and call ended. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

215568216	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

215611173	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Borrower inquired on where the $12.00 from came from and where the amount was applied to and the borrower was advised that the amount was applied to principle.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Death certificate for borrower was received on 09/09/2014. Executor of estate stated on 09/09/2014 that she was looking into refinance options. Grade 1 exception for mortgagor deceased with executor/heir identified and documented.

215741043	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Borrower unable to access online account due to getting locked out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

215776008	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2014.  The last borrower contact was in regards to the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 01/20/2016 reflect evidence of a previously completed STEP Rate Modification.

215939844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Notes on 01/08/2016 reflect that the borrower had questions about an escrow shortage and the escrow analysis.  The annual disclosure statement was explained and a breakdown of taxes and escrow.  The escrow amount was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

216297837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2015.  On 02/10/2015 the borrower sent a message requesting tax information. The tax forms were mailed to the borrower. The Borrower had requested modification information on 01/07/2015 but no follow-up is noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was HAMP modified prior to the review period.

216429354	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower called in about the delinquent notice that they received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

216545238	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The last borrower contact was in regards to the payoff amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/23/2016 reflect evidence of a previously completed STEP Rate Modification.

216650133	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower stated that his niece lives in the subject  property and he will call to see when she mailed the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

216836946	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower called and asked for the due date to be changed, advised that it is not possible and that if the payment is not received by the 16th there will be a late charge.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

217068714	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2014.  Borrower requested a copy of her survey. Previously the wrong one was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

217801980	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2013.  The last contact was made on 9/27/2013, in which the borrower inquired about payments not being reported to the credit bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments prior to the review period indicated a bankruptcy was on file and closed out on 12/XX/2011, however; no additional bankruptcy information was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

218100681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2016.  Borrower made payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

218288493	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  The borrower called in regarding their escrow shortage. They were advised to pay $140.19 and their new monthly payment will be $1,177.70 if paid no later than 12/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

218618163	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Outbound call to borrower, promise to pay taken.  Payment scheduled for 5/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

219332448	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  XXX Talk to borrower calling to make sure her taxes are still Escrow. Advised borrower that we are reflecting her as escrow for taxes. Borrower understood CID# XXX amount . Spoke with borrower fully verified and read mini miranda; received past due notice; there was a payment at the end of the September that came back; unable to locate but account is current due for November; can disregard
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

219376404	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrwoer called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

219471309	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2013.  Borrower stated that his wife's citizen costs caused delinquency. Borrower made a payment in the amount of $4,237.01 plus fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

219907872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2014.  Notes on 02/06/2016 reflect that the borrower called and advised mailing payment in 02/07/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

219936843	3	[3] RFD - Borrower Illness [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  The borrower called in to have their online password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was referred to foreclosure but the process was closed on 08/XX/2014 as reinstatement funds were received.
Notes dated 8/18/2015 indicate the borrower was diagnosed with cancer (RFD reasoning). No additional information provided.

220540239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2015.  Borrower called in regards to the February payment, it was received 01/31/2015 and got applied to escrow, borrower wanted it to be posted to the Feb payment. Borrower declined the home warranty.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

220746033	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2015.  Borrower called with questions on the HAMP program, they received a pay for performance letter. Borrower was advised to sign it and mail it in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

221052726	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower's spouse, who has power of attorney, advised that the homeowner was deported to XXX four years ago and won't be coming back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Since the loan was already modified, the assumption request was declined per notes dated 02/25/2016.

221369409	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2014.  Borrower sated he has not received any billing statements and requested paper statement be sent to mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

222286491	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower called in with general questions regarding the account including the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

222405372	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called in and requested 1098 tax forms to be sent via email and US mail. Agent noted that the requested documents have been emailed to the borrower and also sent via US mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicing comments reflect a hazard loss claim with a date of loss noted as 02/28/2014. Cause of loss noted as unknown. Claim check received in amount of $2070.16 was endorsed and released to borrower as claim is under $20,000.00. Borrower was advised on 03/27/2014 that the check was mailed to them on 03/25/2014 via priority mail and provided borrower with the tracking information. No evidence that the repairs have been made as the claim is not monitored. However, no evidence of any outstanding damages noted.

222597180	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower called to check her payment success for the incentive from the modification. Pay for performance notice sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

222642135	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  The borrower requested a copy of the 1098 tax statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no case number, filing date or discharge date were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

222884892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  Borrower calling about why her online account is saying it past due for the month of May.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan is performing with next due for 09/2016.

222944832	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  The borrower had question regarding their modification agreement.  The borrower wanted all the fees broken down.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

223059717	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2015.  The borrower requested a payment history and copy of the modification agreement in order to provide it to the credit agency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

223440336	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called in and did a speedpay.  Servicer waived fee as a courtesy and reset password for web-site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

223579197	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  The borrower inquired about a letter that was received stating that the bankruptcy was discharged. The borrower was advised that the account was not out of bankruptcy yet and was referred to the bankruptcy attorney with payment questions.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/XX/2013.  Last disbursement from Trustee scheduled for 05/XX/2016. Plan confirmed: 03/XX/2012. 06/XX/2013: The borrower has previously filed a chapter 7 bankruptcy, case #XXX on 09/XX/2005 and discharged 01/XX/2006, and a chapter 13 bankruptcy, case #XXX on 03/XX/2007 that was dismissed on 11/XX/2011.
MODIFICATION: The loan has been modified.  The modification date is 06/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  07/02/2014: The account was removed from the Principal Reduction program due to delinquency status at that time.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.

223885890	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015.  The borrower called to authorize third party on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

224649126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Inbound call CID XXX spoke with borrower 2 verified last 4 SSN and property address, called to advise received delinquent notice but payments sent, advised received Feb and March payment on 3/16/2016. Advised ACH to start 5/1/2016, borrower 2 stated will mail in few days for April advised of new portal April 5, borrower will then log on to view account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

225000774	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2015.  The borrower called and wanted to discuss the privacy policy as well as refinancing options.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Collection comments reflect a active bankruptcy; however, No chapter, case Number or file date was provided for review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

225078696	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2013.  The borrower called to inquire if the ACH autopay papers that she sent in were received. The borrower was advised it can take up to 4 weeks to get the ACH set up. The borrower wanted to make a payment but did not want to pay the $15 service fee so they stated they will make the payment by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

225157617	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2013.  Borrower called in about insurance payment. Advised and transferred her over to  Assurant.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

225164610	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2015.  The borrower called in regards to their escrow payment changing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

225264510	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2015.  Authorized third party (wife) inquired about escrow overage. Servicer advised the overage amount is $297.20. Servicer offered home warranty, Atp declined. Servicer transferred Atp to the discharged bankruptcy department to discuss credit reporting. Servicer advised credit reported as discharged bankruptcy since 2012. Servicer also reviewed the reaffirmation agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided, noted 01/07/2015 servicer went over reaffirmation details on account. No indication of chapter, case number, filing date or discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

225518256	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2015.  Spoke to borrower - verified address and identity.  Borrower promised to make the payment on 01/05/2015 $525.00 by an authorized draft.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  03/30/2011 notes indicated loan returned to performing status and removed from bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

225580194	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower agreed to pay no later than the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

225826947	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower was calling for general account information and was advised the payment is due for 5/1/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

226225548	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2014.  Borrower called to confirm the receipt of the signed modification papers. Borrower advised that they were received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

226638135	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

226806966	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The last borrower contact was in regards to an escrow shortage. Borrower made a promise to pay $2045.42 by 02/10/2016 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

226815957	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2014.  Borrower called in regarding escrow shortage in amount of $863.48. Borrower promised to pay escrow shortage. Agent from escrow department spoke with borrower and advised what payment would decrease to. Agent advised borrower she has to complete modification program before she applies again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

226929843	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notation dated 03/21/2016 indicates the loan was previously modified.

227034738	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2014.  Inbound call from borrower, Tax Inquiry.  Borrower wanted to know if we have W9 on file for him.  we do have W9 and need to send it to NSM.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

227085492	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

227479293	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower called and provided new insurance information, advised that is has not yet been received and to apply for a refund for the force place policy for the days of coverage. There will be a 3 day lapse in coverage that is prorated that they will have to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

227543229	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  The borrower wanted to verify received real estate fraud notice; but no further details were cited. No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

227675097	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Borrower required a help unlocking his online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

227692080	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower called to check on account status, advised the loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

227713059	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

228019752	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

228289482	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The borrower called in and wanted to know if they can do another modification. They stated their hours have been cut at work from 80 to 75 hours.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

228704067	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2013.  Last contact with borrower was on 12/27/2013, when borrower sent an email complaining about payment history reflecting the last payment received was over a year ago.  Rep advised that the issue was addressed with a customer service rep on 12/16/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

228867903	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The last borrower contact was in regards to filing an insurance claim.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim was filed for water damages on 05/10/2016 with no evidence of repairs started.  The damage repair amount is estimated at $13,406.92.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 05/20/2016 reflect evidence of a STEP Rate Modification previously completed.

229077470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

229163607	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The last contact was made on 5/4/2016, in which the borrower inquired about a refinance, however; there was no evidence to indicate the refinance was pursued any further.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

229254516	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2014.  Borrower had an inquiry regarding his last modification. Agent assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

229869900	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2015.  Borrower advised will have payment in by 02/16/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  05/22/2014 Borrower called in reference of a hazard claim date of loss 09/01/2013 due to wind damage. 05/27/2014 check received from state farm in amount of $3873.91 issued on 05/04/2014. 07/10/2014 claim check received issued on 06/04/2014 in amount of $2854.05 funds will be endorsed and release claim is under $10,000.00. Unable to determine if repairs have been completed. Details of the damage was not provided.  The damage repair amount is estimated at $6,728.36.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Exception grade level 2 (property damage) - 05/22/2014 Borrower called in reference of a hazard claim date of loss 09/01/2013 due to wind damage. 05/27/2014 check received from state farm in amount of $3873.91 issued on 05/04/2014. 07/10/2014 claim check received issued on 06/04/2014 in amount of $2854.05 funds will be endorsed and release claim is under $10,000.00. Unable to determine if repairs have been completed. Details of the damage was not provided.

230112657	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2014.  The borrower called in on 06/20/2014 requesting information regarding the HAMP.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

230157612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The last contact was made on 5/9/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

230178591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower called in regarding a pay history and noted the property is now a rental.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

230216553	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  The borrower inquired about the escrow shortage and advised that a check would be mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

230633136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower called in to verify payment received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

230897871	3	[3] Vacant Property - Unsecured
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  The borrower stated that she will make a  payment in the amount of $830.00 by bill pay on 02/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Commentary dated 05/12/2016 reflects that a notice was received from the Code Officer/Municipality;  requesting that all debris and junk be removed. A letter was sent informing them that the servicer cannot remediate  the violations because the servicer does not own the property nor exercise control of the property at this time.

231589179	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Received a call from XXX verified property, mailing and SSN.; wanted to update mailing address; updated to XXX, Ca address
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

232092675	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2015.  Borrower called in about payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

232785981	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2015.  Borrower called and inquired about receiving an email from Nationstar Mortgage asking where she wants her extra payments to go towards. Servicer advised borrower that the extra payment is going towards principal. Borrower advised that is where she wants the extra funds to go towards.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

233055711	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

233065701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower contacted the servicer through the online contact system. Borrower stated he received an escrow shortage amount of $600 and that his escrow account would be increased. He paid $400 of the amount and the next statement showed that nothing was applied to the shortage and his monthly payment amount was still higher. Borrower was advised on that the payment was applied to principal and will be corrected as requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

233138628	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2014.  Notes on 02/21/2014 reflect that the borrower would like for paper statements to generate back out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

233358408	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  The borrower was informed that the loss draft check for $6,968.85 was released via priority mail on 01/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The subject sustained damage to the roof and ceiling due to hail damage per notes dated 01/05/2016.  A recovery check for $6,968.85 was released on 01/14/2016.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

234153612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower called in because their payment had increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

234333432	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2015.  Borrower was contacted and they stated they are at work and unable to take calls, they requested a call back at a later time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

234622143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The borrower called in to inquire about when the next interest rate change will be and if the borrower can add additional monies to just the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: As per commentary on 03/24/2015 there is an active modification.

234643122	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  Servicer spoke to the borrower regarding a notice for tax sale that was received since the second parcel was not paid in the amount of $297.98. Servicer would have the delinquent taxes paid as a rush as tax sale would take place on 11/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Tax sale to occur on 11/11/2016 per comments on 10/24/2016. However, servicer advised that the delinquent taxes would be paid as a rush.

234915849	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  Borrower appears to have requested information via web regarding refinancing options. Message center responded with automated message on 04/29/2016. No further contact has been made. Answering machine detected - no message left on 05/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

234918846	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower wanted a breakdown of lender paid expenses
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

235146618	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  The borrower was informed of the missing modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

235173591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 02/19/2016 reflect evidence of a previously completed STEP Modification.

235563201	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Servicer spoke with borrower who stated she made a payment on 12/22/2015 and it has not come out of her bank account. Agent advised borrower that it came back unable to locate. Borrower then processed payment with agent in amount of $518.06 plus $20.00 payment processing fee for a total of $538.06 and was provided with payment confirmation number. Borrower advised agent that she cannot afford homeowners insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was modified under Non Government plan. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

235651113	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2015.  The borrower called in to inquire about the late fee of $20.16.  Advised the borrower that there is a late fee balance of $36.85 on account for paid amount of $16.69.   The servicer requested a one time waiver for a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

236049393	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Servicer contacted borrower regarding payment. Borrower made a promise to make a payment by 04/15/2016 via bill pay. Comments state borrower to apply $8000.00 towards the principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

236049493	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

236072691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2014.  The last borrower contact was in regards to the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was noted as removed on 03/XX/2011 due to Stay Relief by Operation of Law.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

236309454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2014.  Borrower called in requesting a copy of the modification agreement.  Servicer e-mailed per borrower's request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

236482281	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the past 36 month review period.

237262500	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Authorized Third Party called in to make a payment in the amount of $1423.15, effective 3/25/2016. RFD: Death in the family.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:

237547215	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2015.  Borrower requested paperless statements to be sent to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

237824937	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  The borrower called for help with online access to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

238603158	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called and asked about disability/death insurance for the home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

238689072	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  The borrower called in - he said his escrow analysis was done wrong and wants a new analysis completed.  Transferred call to the escrow department.   The borrower wanted an explanation as to why payment increased.   The servicer explained it was due to a large escrow shortage.    The shortage would be spread over 48 months due to the amount being so high.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

239786973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

240141618	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

240181578	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower contacted the servicer on 03/08/2016 to inquire if the escrow funds she sent were applied properly.  The servicer advised a correction was opened to apply the $645.18 payment to the escrow account, and once completed, the payment should decrease.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

240184575	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Unauthorized third party contacted the servicer; the servicer advised to call back with authorization.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary indicates the loan was modified prior to the available review period.

240187572	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2014.  The borrower declined paperless statements online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As of 03/2016 comments reflect reported to PMI company as current, but unable to determine status of the PMI as payment history does not reflect any payments for the PMI.

240220539	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property was damaged by fire. Collection comments indicate that matter was addressed and damage was repaired. Funds were released and claim was reclassified as "Non-Monitored" on 09/03/2013.

240328431	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2015.  The borrower called for an escrow analysis, but was advised to call back on Monday as it hasn't been completed yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

240530229	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower had submitted a short payment for 08/2016 that was held in suspense until the additional funds were received which completed the 08/2016 payment. The borrower called to inform that the additional funds had not yet cleared the bank and that the payment history doesn't reflect that any funds were received in 08/2016. The borrower was informed that the payment in question was for the 09/2016 payment in which the funds were received and a full payment was applied to the account on 09/15/2015 making the account due for 10/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

240602157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Inbound call from borrower, called to confirm payment for the month of April was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

240708051	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Borrower called in and inquired about shortage and if there is a shortage why is it going to be less. Agent informed borrower will have to be transferred to the escrow department for further assistance. Call was transferred and borrower spoke with an agent in the escrow department who advised borrower of the increase in the taxes as well as removal of the PMI.  Borrower was advised monthly payment for 03/01/2016 is $745.33.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower called in and inquired as to if refinance will work for hi,. Agent advised borrower interest rate is at 5.000% and to speak with nsmcc. Borrower advised will try online. PMI was terminated as of 01/05/2016. No evidence servicer has attempted to contact the borrower within the 36 month review period.

240755004	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  The borrower contacted the servicer on 04/08/2016 to inquire if the payment had been received.  The servicer advised the payment has been received and the next due date is 05/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

241088670	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Borrower called in to get password reset. Agent advised would stay on the phone with her until she is in the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

241483275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  The borrower was advised that non interest bearing principal is the amount added to the end of the loan.  The borrower wanted to know the amount they were behind at the time the loan went through modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

241587171	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2015.  The borrower declined paperless statements on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Foreclosure was closed and billed 09/XX/2014 as loan was reinstated.

241822935	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  Borrower was called and payment posted while speaking with the Servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

242091666	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  The borrower advised that their payment would be made before the 16th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Closed without discharge on 5/XX/11
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

242203554	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower called in to inquire about the county taxes and the hazard insurance and stated will make the payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

242313444	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  Promised to pay $956.17 by 10/13/2015 via Web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

242607150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  Spoke with agent about reason for policy cancellation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

242913843	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  The borrower requested that the 1098 tax form be e-mailed; and it was done the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings, which began on 11/XX/2013, were closed and billed on 04/XX/2014 as the loan was modified.

243396360	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Servicer spoke with borrower who stated online account will not allow for borrower to register. Agent advised borrower to make sure is using the password requirements. Agent assisted borrower with the registration process and is going to make a payment by web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: No evidence of loan modification reflected in servicing comments available.

243467289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower called in regarding a payment. Stated the payment made on 07/07/2016 was the correct bank account, not sure why the bank said the account was closed. Borrower stated they are legally blind. Borrower also requested an extension on the loan due to borrower loosing a lot of money in a lawsuit. Borrower advised that his information would be provided to a specialist.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

243565191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Authorized 3rd party called in regarding late charge in amount of $50.00. Servicer advised was assessed on 02/16/2016 and went over rate change and date of the rate change. Servicer advised 3rd party the only way to change the rate is with a modification or refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

243701055	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2015.  The borrower called to request the original note be sent to the borrowers. The note was sent on 01/04/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As per commentary on 02/24/2015 there is an active modification. A damage claim was opened on 07/23/2012 for a dust storm damage. The claim was completed.

244483272	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The last contact was made on 5/25/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

244678077	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower stated that they intend to stay in the property and address and phone number were updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

245016738	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2014.  Borrower called in asking if they can get a copy of the final loan modification documents as police do not believe they own the home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

245307447	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  Borrower stated she was locked out of website account. Servicer advised they will unlock it. No further concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

245420334	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower called in making payment inquiry; advised fee after the 9th of $9.95
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: borrower requested payoff amount May 2015

245493261	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  An authorized 3rd party called in. They were advised  that the account is current and due for September's payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

245549205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower called about a text she received and was advised about the Know Your Options website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

245586168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower scheduled their payment.  Borrower has stated that she receives SS check on 3rd Wednesday of the month and that is when she pays.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

246690063	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called in about the $13.00 for the property inspection on the statement and was advised that it is reflected due to the $13.00 that was paid from the previous inspections when the account was determined as delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Most recent HARP solicitation was done on 05/05/2016.

247858893	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Inbound call from borrower, requested the 1098 form to be sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

248020731	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower called in for refund of the 04/27/2016 payment in amount of $1667.34. Refund sent via check/wire for $1,602.19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

248332419	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2015.  The borrower's spouse scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy removal was completed on 11/XX/2011; and the case was verified per notes dated 12/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

248944806	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

249056694	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

249470280	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower was advised of the total amount due and stated his son would bring the payment in personally.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The borrower previously filed bankruptcy and was discharged per the commentary dated 02/25/2012 but no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

249497505	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2014.  The borrower called in for a copy of the 1098 form. The form was faxed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

249510240	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2014.  Borrower called regarding interest rate and rate change date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

249679071	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016.  Borrower was advised that the appraisal fee increased, he requested for the interior and exterior BPO (broker price option) to be completed instead.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

249866883	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  The borrower stated that he starts a new job on September 14th and will catch up with the loan when he receives his first check. The borrower was interested in ACH auto draft; the auto draft information was sent to the borrower's email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

250042707	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

250059690	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2013.  Borrower called to make the first trial payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

250065684	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in and made correction on account. Servicer mailed out ACH form to borrower. There has been no contact attempts from the servicer in the past 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharge Chapter 7 bankruptcy; however details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

250348401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower wanted to know the unpaid balance on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

250518231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Borrower called in about statement showing payment increase. Agent noted can only see a lower payment after escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

250746003	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Spoke to borrower - promised to pay $586.97 by 12/22/2015 vi mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

250977771	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  Lender called the borrower and reviewed the borrower's financial situation and explored options to avoid foreclosure.  Lender discussed the loan modification program.  Lender provided the borrower with the HUD toll free number.  Borrower advised husband is looking for work; wife has medical issues. Lender also provided  the number to refinance department and did a warm transfer to that department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Bankruptcy was mentioned, however, unable to determine if bankruptcy has been discharged, dismissed or still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

251373375	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called in to inquire about late fee on account.  Was advised was from February 2016 payment made after grace period.  Fee waived as courtesy
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

251430318	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2014.  Borrower phoned in to make a payment with a Mastercard, but was informed that servicer only accepts Visa or check over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

251644104	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2014.  Borrower stated he did not know his escrow went up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

251788959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2015.  The borrower called in to request the 1098 tax statement to be emailed.  On 01/29/2015 the borrower stated that they are satisfied with their loan modification.  The reason for prior default was cited on 06/30/2014 as unemployment due to recent job loss and the borrowers requested assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

251874873	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2014.  The borrower called to request a payment correction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

252056691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  The borrower did not want to pay the phone payment fee and made the payment online instead.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

252386361	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2014.  The borrower contacted the servicer on 121/08/2014 to request receiving statements via e-mail instead of paper copies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

252892854	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2014.  The last contact was made on 12/8/2014, in which the borrower inquired about the last payment received on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  Chapter 7 bankruptcy case# XXX was filed 08/XX/2013 and discharged 11/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

253298448	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called in to update mailing address and to inquire about the terms of the loan modification (completed 05/XX/2013). Agent advised borrower of the maturity date, the no interest-bearing principal and the balloon payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

254199546	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

254207538	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower was advised that he need $55.97 to complete his payment. He stated that he had no idea why the payment was short and requested a call back for the next day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

254325420	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  Borrower called in returning servicers call and requested late fee removel as borrower set up on bill pay and not aware of payment change, made promise to pay for 07/29/2015 via speed pay provided confirmation number and included $19 processing fee
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

254834910	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  The borrower called to inquire if the last monthly payment had been corrected. The borrower was advised it was and applied towards the February payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

255745998	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrower authorized a payment in the amount of $928.94 dated 04/30/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

255784959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower called to speak with someone within the equity accelerator department / program. Servicer provided the direct phone number. No further questions or concerns. Noted 02/29/2016 payoff statement generated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted 01/25/2016 Borrower requested HAMP modification application. Servicer advised on 01/26/2016 since account is in good standing the only situation that would be considered is death, divorce or disability for modification assistance. No indication of received modification application.

256180563	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrower wanted the deceased spouse's name removed from the loan and was advised that would only be possible via refinancing.  The representative advised to fax the death certificate which was received on 04/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

256262481	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The borrower advised had already sent in the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

256371372	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called to inquire why they are receiving another pay for success letter. The servicer advised that they do not have a signed copy on file and verified the address  to send it to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

256553190	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2014.  The last contact with the borrower was established on 03/21/2014 at which time the borrower stated they were having difficulty accessing their account online to obtain their 1098 information. The borrower was provided their interest and tax information verbally and the call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

256810932	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower requested copy of 1098 form via email. Comment on 02/07/2016 reflects requested documents were sent to borrower via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

257197428	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  The borrower called to request a copy of modification documents and to inquire on the process of doing a short sale. The borrower stated that the home is not fitting for their family and wants to sell the home. There is a buyer interested; however, the offer is for about $112,000 which would not pay the loan off. The borrower was advised of the short sale process and the borrower authorized third parties to speak on the account. The borrower had questions on the lender paid expenses on the account and was advised that these are from her modification and the fees will need to be paid off at the end of the loan or if she chooses to pay the property off with a sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

257288454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  The borrower wanted to know why their account was locked online.  They were advised for security and other times it is due to inactivity on the account. Agent unlocked borrower's account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

257366376	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  Inbound call from borrower, calling in about escrow shortage spread.  Didn't have a large enough shortage
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

257655087	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 08/15/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2013.  Servicer updated borrower on modification status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 12/XX/2013.  The modified principal balance is $280,432.18.  The modification interest rate is 2%.  The maturity date of the loan was extended to 08/01/2037.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

257700042	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower called to see why servicer called.  Was advised courtesy call and that payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

257837904	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2015.  Borrower called in and requested a copy of his modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

258439302	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2014.  The borrower called to request a paper statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

258767973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

258808932	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower advised they had already made the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No details found. Unable to determine the current status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

258961779	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower had questions about their escrow analysis, which was explained by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

259562178	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  Borrower called about refinance how to dispute credit marks. Agent went thorough the process and the borrower was to fax in request. No further details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

259747992	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2014.  Borrower called and was provided the explanation of the escrow analysis and the resulting surplus in the account, she was advised she could apply the funds where she wanted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

259787952	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  The last contact was made on 4/13/2016, in which the borrower inquired about a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

260202537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  The borrower called in to discuss the escrow account. The borrower believed there to a shortage in the escrow. When the escrow was reviewed there was a shortage of $189.86. The borrower was advised to continue making payments of $756.54 and that will cover the shortage. The borrower was advised if there is a shortage next year a statement advising of the shortage will be sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

260240499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Borrower called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

260329410	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called in advised switching insurance companies. Servicer provided fax number to have the new policy information faxed over.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

260553186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  The borrower called to inquire about tax information. The borrower was given information verbally and emailed per his request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

260844894	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2015.  The borrower called to inquire about their account's changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

260891847	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2014.  Borrower called servicer with a research request regarding their credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

261022716	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  The borrower called to have their webpage password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

261251487	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower called for information about a refinance and was transferred to a Spanish speaking agent.  The borrower is attempting to refinance due to marital problems.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

261407331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  The borrower called to request current homeowner's policy information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

262314423	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2014.  Borrower inquired about a payment he submitted and was advised it never drafted because the account number was unable to be located.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

262920816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower called and stated making payment for 05/06/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

263014722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  Representative transferred the call to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

263143593	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  The borrower authorized a payment.  Commentary on 08/10/2015 reflects the servicer discussed Hardest Hit Funds program and the Know Your Options website was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

263641095	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2015.  Borrower make payment through bill pay in the amount of $1774.85
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

264152583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2014.  The borrower called to inquire about past due charges. The borrower was advised that there are no late fees at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

264445290	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called in wanting explanation of the increase in the escrow. Agent advised borrower of the increase and escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

264568167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2015.  Borrower called in to inquire if payment was received. Servicer advised yes it was received and advised to monitor weekly for confirmation when funds received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

264719016	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

265228506	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Borrower made a promise to pay $152.28 by 01/12/2016 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

265241493	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called on 03/15/2016 to find out if their daughter is still on the title after the refinance on 03/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

265325409	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2014.  Borrower stated he mailed a payment on 09/25/2014 but it has not cleared his account. Borrower made a payment with servicer in the amount of $944.89 and advised he would place a stop payment on the check he mailed. Servicer provided confirmation number and waived the processing fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

265628106	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Borrower called with questions on the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

265803930	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Received email from borrower inquiring if the $500.00 payment  sent on 02/01/2016 was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

266021712	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2015.  The borrower requested a May statement by email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

266119614	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Promised to pay $1687.49 by 05/25/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

266474259	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2014.  Spoke with the borrower about a reaffirmation agreement and advised how to make payments while under bankruptcy protection..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

266697333	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2015.  The borrower inquired on the last payment made as well as escrows.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

266862870	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2015.  Borrower sent request over the web site for the 1098 for last year, the document was emailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

267174558	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2015.  The borrower called to request a monthly coupon statement be mailed to current address on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

267905826	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2015.  The third party wanted to make a payment with a credit card, but was advised that the banking account information would be needed instead.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

268159572	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  Borrower stated they had gone into arrears due to their spouse's illness. Borrower would not clarify further when asked and indicated they simply wished to reinstate the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

268635096	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  A HAMP modification was finalized on 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

268641090	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

268806924	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower called in stating that the house is showing for sale on many different websites and people are coming to her house asking to view it.  The borrower states is not selling the house and confirmed not processing for a short sale.  Advised the borrower if she does decide to sell it the servicer cannot sell it for her, contact a listing agent and have them call in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

268868862	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  The borrower was contacted regarding the 07/01/2015 payment; the borrower stated that it should have been paid on the first and that she had an automatic payment set up through her bank's bill pay system.  The representative advised her to contact her bank as it has not been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

268996734	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Servicer advised authorized 3rd party of the grace period and of the due date. 3rd party was wanting statement mailed out to her. Servicer mailed statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower has had 2 loan modifications one HAMP modification in 04/2011 and current loan modification completed 04/2015.

269206524	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

269217513	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Mortgagor 1 called in to make a payment and was advised service was released to XXX on 2/1/2016. Advised that Good Bye letter was mailed out on 1/11/2016 and gave number and hours.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

269385345	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The last contact was made on 5/31/2016, in which the borrower inquired about loan terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

269538192	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2014.  The borrower called in about a check they received for $3,205. They were transferred to the escrow department. They were advised the check was escrow surplus after an escrow analysis was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

269650080	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2015.  The borrower contacted the servicer on 01/26/2015 regarding the receipt of a letter stating he owed a certain amount of money.  The servicer advised that the only amount owed is the February 2015 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 03/30/2016 reflects borrower is active duty not protected. Borrower is ineligible for SCRA benefits due to active duty start date being prior to loan closing date.

269887842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  Borrower called to ask why multiple calls are being made to him, advised it was for the February payment which shows as received today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

270850878	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2015.  Borrower called in and inquired about suspense letter. No further details of call provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

271350378	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary only states that there was a bankruptcy in the past.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

271755972	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2014.  The borrower wanted to know why they are not getting any statements and were advised it was due to their active bankruptcy.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The case number was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

272766960	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower made a payment and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Prior foreclosure was closed and billed 09/XX/2014 as loan was brought current through loan modification.

272900826	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Borrower called in and advised did not receive yearly escrow analysis. Borrower stated payment went up 02/01/2016 and paid the shortage in amount of $34.23 since she did not know the payment increased. Agent emailed the escrow analysis to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

272900986	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower called in to inquire about a late payment letter she received and was told to ignore it since she was on auto pay. Per commentary on 01/13/2016, borrower called in to advise that she did not apply for a loan modification. Instructions to contact the research department were given.  Borrower was previously faxed copies of original note and modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower has filed several credit reporting disputes.  Last dispute was received 06/17/2015 and responded to same day.  No additional disputes have been received.

273003723	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

273030696	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  The last contact was made on 7/8/2015, in which the borrower received assistance with unlocking their password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273033693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2015.  The borrower called in and advised that their payments weren't showing up on their credit report.  The servicer advised payments will not report due to a non-reaffirmed discharged bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy mentioned 3/XX/15
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273377349	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  Borrower called in advised recently got married and both have homes, unable to sell husbands home causing them to fall behind. Advised of stream line mod and borrower advised she will be taking advantage of it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273542184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2014.  Borrower called regarding escrow change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273562164	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2015.  Borrower needed help setting up ACH and made a payment by phone. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273670056	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2015.  Borrower stated 2013 taxes should be exempted from taxes. Servicer advised to fax documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273725001	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2014.  Spoke to 3rd party which is the borrowers husband who promise to make mortgage payment 04/15/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273798927	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2015.  Homeowner called in to verify methods in which she can pay off escrow shortage.  Advised her of website as well as phone pay but she opted out of those choices. Advised can also mail the check for shortage in full $1,691.67 and to include a copy of her statement coupon and specify the amount of the check sending in under the section that states additional escrow deposit.  She confirmed she did have a copy of the coupon and advised her to include it when submitting payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

273987738	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The borrower called in and stated that they received a package for recasting and wanted to know if this is the correct form they should have received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

274136589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The borrower called in to find out about the 2 months that they paid $991.31 and stated that a representative advised that they would receive a refund for the overcharge as it was for flood insurance. The borrower was transferred to the escrow department for further assistance. The call was then disconnected as the borrower was unable to hear the representative.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

274255470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2014.  Borrower called to make payment; modification booked payment next payment due 02/XX/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

274273452	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

274468257	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower called to gain information on how to get mortgage insurance removed and was transferred to the PMI department for further assistance.  According to commentary the LTV is currently 1135 and not eligible for HPA.  The borrower was advised that to meet investor guidelines the subject must appraise for around $417,000.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

274615110	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2015.  The borrower called and gave 3rd party authorization for his wife. He was advised that due to a short payment, it was applied to suspense. The borrower requested that the funds be reversed and reapplied as a payment and the remaining funds to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

274788936	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Borrower advised unable to login to the website. Servicer advised borrower of account number and web address and the enrollment process. Borrower was able to login while agent was on the phone and borrower made a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

275122602	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The last borrower contact was in regards to paying additional fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 05/31/2016 reflect evidence of a previously completed STEP Rate Modification.

275350374	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower called in and scheduled a payment in amount of $533.00 to be drafted on 05/25/2016 and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 06/16/2014 indicated the bankruptcy case was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior forelcosure was closed and bileld 10/XX/2013 as loan was brought current through loan modification.

275511213	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Borrower called and had questions regarding a refinance, transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

275691033	2	[2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Servicer contacted Executor of Estate XXX. Servicer advised she seemed very annoyed at having to verify her information even though servicer gave her plenty of opportunities for a call back. Servicer advised XXX the docs she sent in gives her Executor ship / Administrator ship over the borrower's Estate, but it is not enough to get her name on the loan. XXX yelled whatever and hung up on the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments reflect borrower is deceased and there is an Executor of the Estate; however date of death was not provided.

275744979	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2013.  Borrower advised is going to pay online 07/11/2013 for the July payment. Borrower also wanted to confirm why payment increased. Servicer advised borrower it was due to the escrow payment increasing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

275959764	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  Servicer called the borrower regarding payment. Borrower made a payment and was advised by servicer the next due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower has had 2 loan modification's  booked 1st one was 11/XX/2011 and the 2nd was 06/XX/2014

276197238	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower pursued modification due to losing job. Modified effective date of 11/XX/2011.

276409314	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2016.  The borrower authorized a payment in the amount of $914.67.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

276726996	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  Borrower called on 09/019/2015 to obtain assistance in signing into the website to set up their auto drafts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

276784938	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2013.  Borrower stated they set up bill pay to draft tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

276808914	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called and stated they are not able to pay off the corporate advance balance, borrower was sent a modification package to change the terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

276829893	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  The borrower called to request all late fees waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

277403319	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called in and made a promise to pay in amount of $1588.354 by 04/25/2016 via website. Borrower mentioned that he will be paying online on the 10th of every month or within the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Minimal detail found regarding the bankruptcy history.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: Notes dating 11/20/2013 and prior indicate the property was vacant.  First vacancy date was 01/16/2013.  There were no notes from the loss mitigation underwriter that addressed this issue.

Post review comments indicate a federal tax lien was noted on 07/XX/2014 and note states that liens must be paid off, released, proof of active repayment plan, or statement of information.  None of this was addressed during the modification underwrite of the loan.

277682040	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower called in to confirm the disbursement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

277936785	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower contacted, scheduled promise to pay for $1,532.21 effective 03/15/2016 verified occupied. No additional questions from borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 01/05/2011 indicates the loan was previously in bankruptcy as the bankruptcy removal was completed.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

278256465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower called to inquire about the escrow shortage and research of escrow adjustment due to a partial Homestead exemption. The borrower was advised the resolution occurred on 02/04/2016 and was offered to have the escrow shortage spread longer than 12 months which the borrower declined at the time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 03/21/216 indicates the loan was previously modified.

278511210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2013.  Borrower emailed servicer regarding credit hit on his account as well as late fees that show up on the credit report and on his account. Servicer responded advising borrower that his payment due for next month is $765.14. Agent also advised credit report hit assessed was due to account being in active foreclosure as of 10/31/013 and will reflect as current next month. Agent advised remaining amount outside of his 6 payments was applied to principal. Once attorney post to the account both his late fees and attorney fees will be corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

278729991	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Borrower called in to see if Servicer had anything to do with CITI.  Borrower advised no.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

279027693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower called in to verify payment information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was approved on 10/XX/2011 to begin on 01/XX/2012.

279714006	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2015.  Borrower called in and advised he received an email for his property from another company about taking over his property. Servicer advised borrower that Nationstar did not send that information to him and his loan is in good standings.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

279838881	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Last contact borrower wanted to confirm that the hazard insurance paid 3/22.  Servicer confirmed information and borrower stated will send april payment by 4\15, no other questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan performing with next due for 9/2016.

280553166	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2014.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

280642077	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower called to confirm has been making monthly payments and was told yes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

280647072	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2014.  Borrower inquired about terms of loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

280895823	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  Borrower called to request the removal of a negative reporting from 15 months ago. Agent advised that the reporting is not able to be changed and hey report all data as is. Agent suggested borrower to reach out to the credit bureau reporting agencies to see if they can do anything.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 03/31/2015 reflects foreclosure was closed and billed as loan was reinstated.

281954763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in to be put on do not solicit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

282033684	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2015.  The servicer informed the borrower on 05/30/2015 of not having any insurance information on file.  The servicer advised that the insurance company will be contacted to obtain policy information and process the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

282045672	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Borrower contact established confirmed property owner occupied,  provided total amount due on account. Called regarding incentive program, advised he was out of the country and just got the paperwork and will send it today with a note . Informed borrower of interest rate increase in April and capped out at 4.875 for the life of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

282382335	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Spoke with borrower two returning call. Verified account and read mini Miranda. Borrower upset, stated payments are made on time each month and to stop calling as the payment the payments were made and hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

282611106	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Servicer called and spoke with borrower about the February payment. Borrower advised agent that they are not being fair by asking for payment when she just received the welcome letter yesterday and was dated 02/09/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was previously HAMP modified. However, details and terms of loan modification not provided in comments available. Comment on 08/26/2016 reflects monthly HAMP incentives posted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Borrower previously spoke with servicer on 02/16/2016 regarding letter received. Borrower stated the letter has two different unpaid principal balances on the same welcome letter statement and wants to know why. Letter is showing UPB as $140,236.48 and $140,089.41. Servicer response to borrower indicates that the amount $140,236.48 stated in the welcome letter does not include interest, fees or charges and the amount $140,089.41 is the total debt inclusive consisting of $140,236.48 plus interest received minus positive escrow. Agent also advised that XXX has received 3 payments plus additional funds that were applied to principal and advised if they wish to payoff loan in full to request a payoff. Comment on 08/04/2016 reflects property inspection was ordered. However, inspection completion date and results not provided.

282821895	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  The borrower stated they were having trouble logging in to online account. The borrower was walked through the steps and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

282947769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2015.  On 01/06/2015 an authorized 3rd party made a payment and was told that late fees could no longer be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

282963753	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2015.  Borrower called in and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

283387329	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2014.  The borrower called in and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

283596120	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2013.  The borrower called in disputing their credit.  The account was looked through with an agent and they concluded that the credit marks were correct and that the resolution of the research was correct. They were advised that they could re-dispute if they want to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

283715001	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2013.  The borrower stated that he received the final modification documents and will return them today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  No additional bankruptcy case details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

284211504	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower called inquiring if last payment was received and in regards to the 16 day reminder letter. Borrower was unhappy about receiving the letter and doesn't want any solicitation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

284453262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Borrower called, they received a notice of the home insurance being paid by the servicer, borrower is going to call the agent and then call back to confirm the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

284547168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Servicer conrtacted borrower regarding the July payment. Borrower stated that they will be making the payment on 07/16/2016 online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

284565150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower wanted to know the interest paid for 2015. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is discharged.  Limited information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

285007707	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2014.  The last contact was made on 10/31/2014, in which the borrower had a general inquiry.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

285147567	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower stated the co-borrower is no longer in the home and was advised they could refinance or try assumption to remove her from the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

285244470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2015.  The last contact was made on 1/30/2015, in which the borrower had a tax inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

285257457	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called in and inquired about payment increase. Agent advised borrower the increase was due to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comment on 12/30/2010 reflects bankruptcy case was closed and entered on 12/XX/2010. No further details of bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

285274440	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  The borrower verified they owed two payment and discussed online payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The date of the modification is missing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

285606108	3	[3] There is evidence of property damage. [2] Evidence of deceased borrower(s). [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The borrower called in to request adding flood insurance to her account. The borrower was advised to call FEMA to have FEMA request flood insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The damage noted is from a Storm. The property had flooding and the flooring needs repairing.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Home damaged by Flood from FEMA storm after term of review. Damage noted, no evidence of claim filed.

285658056	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  The borrower stated forgot to send the payment for June and July but sent it after being reminded.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower was 3 X 0 days delinquent over the past 12 months, creating a moderate risk of future delinquency.

285759954	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower was advise to fax in a written dispute for credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

286011702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Borrower set up speed pay for 09/08/2016 in the amount of $1,28.18 no fee due to online payment , borrower declined home warranty offer, provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

286117596	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2013.  Borrower called to ask when the next payment was due, advised 02/01/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

286461252	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2014.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: After the cutoff date, The subject was redeemed from a tax sale held on 06/XX/2016 in the amount of $1,720.78 on 07/XX/2016.  The borrower has divorced per notes dated 07/XX/2016.

286474239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2015.  Inbound call from borrower, promise to pay.  Promise to pay taken via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

286655058	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  The borrower called in to request information about their insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

286659054	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2016.  The last contact was made on 4/9/2016, in which the borrower inquired about a payment increase; the borrower was informed was because of tax and insurance premiums.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

286800912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

287090622	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2015.  The borrower called to update her auto payment date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

287840821	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

287901810	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2013.  An authorized third party inquired about the status of the modification and was informed that the final documents had been received, but were not available in the system yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

288022689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  The borrower called in regards to an incentive program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

288073638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  Authorized 3rd party inquired about the increase payment; which was advised due to the escrow increase due to taxes and had the option of paying the escrow shortage in full or over a 12 month to reduce mortgage payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

288248463	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower was advised the PMI cancellation request was denied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

288498213	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  The borrower requested and escrow analysis after paying the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

288679032	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2016.  Commentary indicates that file is performing and no discussion of programs or options are discussed. Borrower only calls in to make payments and inquire about escrow account, and loan terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Commentary notates there was a forbearance plan completed 01/XX/2011, and a HAMP trial period rejected 01/XX/2011. There are no further comments regarding a completion of a HAMP modification in the commentary.

289365345	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2013.  Spoke with borrower who stated that she has automatic withdrawal and payment is coming.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

289770939	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2016.  The borrower called in requesting the tax statement for 2014 to be faxed and emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

289860849	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower states that he mailed in a payment. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

289902807	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  Outbound call to borrower, borrower inquired about NSM FNMA demand letter, advised borrower that per mistake a demand for deferral balance of loan MOD for $56,000.  Borrower will call back with bank account information for set up of June and July payments.  Loan was HAMP modified before review period.  Borrower had called in on 06/29/2015 and inquired about additional modification and was told that it would likely increase payments; borrower then asked about refinance and was transferred to refinance department.  No additional inquiries noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

289943766	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2013.  Borrower called to inquire about refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

289983726	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Authorized third party (borrower's son) requested the account be put on the Do Not Call list for payment reminders. Servicer provided tracking number for request. No further concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

290112597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower was following up on a credit report dispute;  showing that they have been reported as 60 days delinquent. A credit dispute was opened and the borrower was advised to follow up in 1 week. Commentary dated 05/11/2016 stated that the March 2016 payment was reported as 30 days past due. No other delinquent reporting. The reporting is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified outside of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

290257452	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2014.  A payment was scheduled for 10/10/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period.

290283426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  Borrower requested for late fee removal and it was granted due to all payments made since March 2013 thru auto payment. Borrower was unaware account was no longer set up for auto payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

290400309	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Spoke to borrower - she stated she will make the payment by gp.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

290600109	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Borrower called and wanted to know if there was a fee for web site assistance, Borrower had account unlocked and advised no fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

290858850	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower called and advised that the servicer had not returned the full amount of money they were expecting; prior comments indicate a payment in March was taken out of their bank account twice and borrower had requested reimbursement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

291117591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  The borrower went online and updated he email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

291314394	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower made a promise to pay by 02/10/2016. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

291402306	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2014.  Borrower called with promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

291731976	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The last contact was made on 5/31/2016, in which the borrower scheduled a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

292053654	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower was interested in refinance and advised the borrower that we could transfer them to the refinance department. Borrower inquired on insurance and advised that it was last paid on 02/05/2016. Borrower also requested for the 1098 form to be re-mailed to her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 03/29/2011 reflects that signed HAMP modification agreement was received. Comment on 11/08/2010 reflects that HAMP was booked.
Reinstatement letter from Property Casualty Insurance Company was received on 03/03/2016.

292874832	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2014.  The last contact with the borrower was established on 04/14/2014 at which time the borrower called in to determine if their account was set up on auto draft. The borrower was advised the auto draft system was not set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

292874967	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  Borrower called and made a promise to pay, stated as soon as the funds arrive in their account they will make the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

292903803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2013.  An email was received from the borrower declining the paperless option for billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

293216490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  The borrower said that he would be making the payment in the next couple of days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

293317389	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  Spoke to borrower following up on previous discussion about borrower getting new insurance.. Advised full premium was not paid and requested additional payment which was to be sent regular mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

293572134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  Notes on 10/09/2015 reflect that the borrower promised to pay $1,435.73 by 10/20/2015 via Bill Pay.  The know you options site was also counseled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

293579127	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower called in asking about payment changes and agent suggested borrower to wait for 01/01/2016 escrow letter. Servicer responded 01/29/2015 stating that our records indicate that this account was discharged through a chapter 7 bankruptcy. If your credit report is reflecting something other then discharged bankruptcy please send in a copy of the credit bureau report for further review. No further communication relating to credit dispute noted and appears issue resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 01/29/2015 reflects prior chapter 7 bankruptcy discharged. No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

293789916	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower called and asked about a suspense letter, no details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

293879826	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

294093612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2015.  Spoke with borrower about suspense funds and he agreed to send $471.05 for October.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

294116589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Borrower called and wanted to verify the late charges were waived, advised they were.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

294223482	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  The borrower was advised that she could change her insurance. Borrower also requested to have her ACH payments stopped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

294239466	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Notes on 03/10/2016 reflect that the borrower inquired about a letter that was received regarding a settlement.  The borrower was advised to call the number on the letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

294252453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  Borrower was provided with an email address to send pay for performance letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

294370335	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  The borrower ca..ed and wanted confirmation that the death certificate has been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

294753951	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower was advised that there was no current coverage and force-placed insurance would be activated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

295064640	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

295249455	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  Borrower called for a payoff statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

295403301	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2014.  The borrower requested a paper statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

295440264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Borrower called to make payment; and Servicer indicated a language barrier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

295514190	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  Borrower called and questioned the legitimacy of the TIN letter he received. The borrower was advised that it is a legitimate letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

295596108	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  Comment dated 10/21/2015  cites a signed request to order appraisal was received from borrower.  Dispute was cited as being resolved on 05/07/2014 as the reaffirmation agreement was provided and updated information was transmitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2011 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Mortgage insurance was removed on 11/05/2015 as loan has met requirements as cited on 11/02/2015. Refund was sent to borrower on 12/10/2015.

295818733	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2015.  Notes on 01/31/2015 reflect that the borrower called in to confirm that the payment was processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

296002701	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  The 3rd party agent from XXX was informed that a check in the amount of $2,433.00 was sent on 04/18/2016 and cashed on 04/28/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary dated 05/13/2013 stated that a claims check in the amount of $13,386.23 was endorsed and released to the borrower on 05/10/2013. There is no evidence that the damages were repaired.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

296402301	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in requesting a copy of the note and the modification agreement.  Servicer e-mailed both documents to the borrower.  Note dated 04/25/2016, borrower inquired about the hardest hit fund.  Servicer provided their phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

296434269	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Notes on 05/24/2016 reflect that the borrower called about an additional check that was received from the Hazard Loss.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Notes on 05/05/2016 reflect that the borrower called to report a new hail damage claim.  The date of loss was 08/02/2015 and the insurance company was State Farm.  The damage repair amount is estimated at $10,985.38.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

296519184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2014.  Notes on 08/19/2014 reflect that the borrower thought that he had sent in August payment already.  The borrower was advised that it had not been received and to follow up with his bank and see if the payment had been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

296865837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Notes on 12/28/2015 reflect that the borrower made a general account information inquiry.  The borrower inquired to make the shortage payment and do it online.  The borrower was advised how to go online and make the escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

296881821	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  The last contact was made on 12/22/2015, in which the borrower had questions about payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

296955747	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower called in to request not to pay the appraisal fee. Borrower stated he was misled about the PMI and how the appraisal works.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  A Chapter 7 bankruptcy unknown case # was discharged approximately 07/XX/2015. There is no a file date in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A Chapter 7 bankruptcy unknown case # was discharged approximately 07/XX/2015. There is no a file date in the commentary. The borrower had an appraisal done to remove PMI on 09/23/2015. The new value came in at $$272,000. This does not qualify for removal of PMI. As per commentary on 02/24/2015 there is an active modification.

297347355	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called regarding how to pay the mortgage note due to the active bankruptcy; servicer advised to pay using online bill pay.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  Case number was unavailable in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was modified prior to the review period.

297532170	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2014.  Borrower called in to inquire about changing the bank information on auto draft. Borrower also request password reset. Agent  reset password for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

297573129	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower scheduled a phone payment and verified the subject was occupied.  Instructions were requested for removal of the private mortgage insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

298157544	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called and verified information, They wanted to update the mailing address for them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

298656045	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2014.  The borrower stated they will make their payment by the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

298673028	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower called and authorized a payment in the amount of $1024.77.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

299126574	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  The borrower called about a pay for success program notice that he received. The borrower was advised to send back by 09/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

299349351	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Spoke to borrower - advised of total amount due and the grace period.    The borrower was advised of NSF fees.   Borrower 2 stated borrower 1 passed away.    The borrower made a payment of the total amount due on the account today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

300272427	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called to verify if payment was received.  Lender advised payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

300332367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2014.  The borrower called for a payment history inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

300503196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower requested a copy of the 2013 1098 year end statement via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

300693006	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Servicer called and spoke with borrower who stated payment in amount of $1184.05 will be paid by the 15th of the month. Borrower verified property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 12/04/2013 servicer confirmed with borrower that bankruptcy was discharged and case was closed 11/XX/2013. No further information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: PMI was still being paid as of the May 2016 payment. However, comment on 05/31/2016 reflects MI terminated due to LTV being met.

300771927	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2013.  The borrower called in and wanted to know why the payment has not posted; the servicer stated they should make sure the payment is scheduled with their bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

300780918	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called and asked for a copy of all 1098 forms from 2010-2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

300895803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

302032665	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  The borrower discussed the recent payment change due to the rate adjusting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

302142555	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  Borrower called in requesting for the note to be sent via fax and gave the fax number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

302674023	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2015.  The borrower advised the agent that they are tax exempt and should no longer be paying taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

303547149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  The borrower inquired if a payment sent on 02/09/2016 had been received; but was advised that it had not.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

303917778	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  Customer was contacted via auto dialer and was upset that he was contacted 7 times that week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

303997698	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  Borrower called in wanting to make a payment. Agent advised borrower of the payment processing fee. Borrower stated she was having issues with online account. Agent unlocked the account and sent password reset to email address on file. Borrower advised agent that she was able to gain access to the account and is going to make her payment. Borrower made a payment via web in amount of $2336.49.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was modified under Non Government plan. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

304035660	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower stated she did not receive pay until now, set up payment via bill pay for 02/03/2016 in the amount of  $1,368.24. One time late fee removal as courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

304323372	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2015.  The last contact was made on 06/19/2015; the borrower was transferred to the insurance department and no further details were provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

304705989	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Borrower called in and requested a pay-off quote.  Borrower is interested in refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

304969725	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2014.  The borrower requested to have the online account access reset due to forgetting the login information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

305090604	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The borrower called to request a copy of her statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

305852841	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2015.  The borrower inquired about refinancing options; refinance agent will call borrower back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

306211482	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2013.  The borrower called with a statement inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

306764928	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  BK released on 10/XX/11
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

307326366	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  The borrower authorized a payment in the amount of $959.41 dated 10/16/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

307334358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  The borrower called about a document he received in the mail regarding a pay for performance modification. The borrower was advised to send in and was given brief description of how the program works.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

307533159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

307752939	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2014.  Borrower called and wanted to know where the shortage came from. Servicer advised borrower the increase of taxes and insurance and advances has caused the shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

307842849	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

308207484	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2015.  The borrower was concerned about the return of their principal payment and requested to speak to a supervisor; no additional details about the call were provided in the commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

308338353	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

308503188	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Borrower called to see if her payment was posted yet, advised that no late fees had been assessed at this time and the payment has not yet been posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

308523168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2014.  The borrower called to inquire on why the payments increased. The borrower was advised it was due to the escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

308584107	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Spoke to borrower - promised to pay $1436.10 via Web on 05/03/2016.   Verified owner occupancy and payment changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

308696994	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The last contact was made on 3/4/2016, in which the borrower inquired about insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

308931759	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower called in advised returning servicers call. Servicer advised borrower the call was in regards to May's payment. Borrower states account is set up on ACH and this should have been drafted. Servicer advised borrower that the April's ACH payment was returned as an NSF and May's draft was then applied to the April payment. Borrower states she will make a payment online for May and check with her bank to see what happened.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

309094596	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2014.  The borrower called to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

309113577	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2015.  The borrower stated that they've misplaced the modification package the Servicer mailed them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

309299391	3	[3] RFD - Borrower Illness
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  The borrower left a voice mail with a call back number and availability. The borrower noted on 06/29/2015 to have been out of work due to medical issues, but will be returning to work and will reinstate the account without assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

309995694	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2014.  Servicer called and spoke with borrower about ACH. Borrower advised she will for for equity accelerator. Agent advised borrower about approval guard. Borrower advised agent that she has already been to this program and it is helpful. Borrower promised to make a payment by 02/21/2014 through online banking.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

310253436	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower called in regards to statement, no further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

310626063	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2015.  Borrower wanted to cancel his automatic draft online because he made a double payment in January.  Borrower is not due until March.  Representative cancelled the automatic draft per the customer's request and reset the draft to start beginning 3/1/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

310646043	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Borrower called to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

310741947	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  The borrower authorized a payment in the amount of $1448.60; agent assisted the borrower reset their online password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

310796892	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2013.  Last contact with borrower she stated she could not find her bill. Borrower was provided with the interest rate and payment amount. No previous notes of any account options discussed with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

311099589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Borrower inquired on a payoff quote and was advised that a payoff quote takes 24 hours to generate and should be available to view on 10/07/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Most recent HARP solicitation was sent on 05/05/2016.

311178510	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2016.  Borrower called in about the monthly statement inquiring about the escrow; call transferred to refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

311216472	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  07/22/2016 - The borrower requested a payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

311882805	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2015.  The last borrower contact was in regards to lowering the interest rate via refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

312133554	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  The borrower called to get a fax number in order to submit a cease and desist request.  There is no evidence the request was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

312469218	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

312654033	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower called and verified information, then borrower hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

312740546	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Inbound call from authorized third party - verified owner occupancy and borrower's intention to keep property.   The third party promised to pay $1500.00 by 05/18/2016 by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

313209477	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2016.  Borrower called in and stated he had some fraud with his checking account and stated that he had spoke to his agent on 08/19/2016 about doing an extension. Borrower was advised extension agreement was sent yesterday. Borrower's agent was not available and borrower requested to be transferred to agents voicemail so he could leave a message.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate account was previously modified. However, details and terms of loan modification not provided in comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Borrower called in on 08/19/2016 requesting an extension of the August payment due to fraud on bank account and borrower is unable to make the August payment. Investor approved a one month extension advancing due date from 08/01/2016 to next due 09/01/2016. Servicer mailed the extension agreement to the borrower on 08/23/2016. As of end of review period borrower has not sent back the extension agreement.

313406280	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  The borrower requested paperless statements on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 12/15/2015 indicate that the mortgage insurance was cancelled effective 12/01/2015 and an escrow analysis statement was generated and mailed to the borrower.

313618068	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower called and had a question about hazard disbursements in 2015, Borrower advised that 2 payments were sent to the insurance company and paid the current premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

313776909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2015.  Borrower inquired about their escrow account and indicated that servicer has been advancing money. Servicer responded that there is a shortage. Borrower indicated that they did not feel their taxes and insurance were that high. Borrower then inquired about paying the shortage amount separately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

314122563	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  The borrower promised to pay by mail by 08/14/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

314290395	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  Borrower called in advised wants to make a payment then the call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 01/XX/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

314352333	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Borrower called asking about the suspense notice they received, Borrower advised the suspense balance is $14.00
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

314838846	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The last contact was made on 5/4/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period. Commentary on 4/3/2013 indicated the bankruptcy was discharged, however; no date was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: There is an indication that a prior Bankruptcy was filed.  On 10/12/2011, a note indicates that "Bankruptcy Removal Completed".  Notes still indicate that several inbound Bankruptcy calls have been received. Borrower was in foreclosure until a HAMP modification was completed on

315071613	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  The borrower had been supplying modification documents but, on 01/08/2016, the borrower said that he was not applying for modification and disconnected the call. There is no additional follow up noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

315408276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  The authorized 3rd party requested a lower interest rate to 4% as he states the rate is too high. The authorized 3rd party was transferred to the Refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

315472212	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2013.  The last borrower contact was in regards to the modification terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

315538146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  Borrower called in a promise to pay in the amount of $235.82.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

315729954	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  The borrower requested the total amount due for loan reinstatement and was advised that $12,005.54 must be sent via wired funds. Borrower advised that the funds would be wired the following day. The loan was reinstated and the foreclosure action was closed an billed on 09/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

315776907	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called to ask details on the increase in the monthly payment, advised it was due to a shortage in the escrow account that was spread over 2 months, advised that borrower sent less than required in February and march so the shortage is over due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

316058625	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower if changing insurance carriers and does not want the premium sent to the old company. The borrower advised to make the payment to the new company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

316642041	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  borr inq about recast letter  and wanted info regarding what letter said.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

316724502	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Borrower phoned to confirm due date of payment. Servicer arranged a promise to pay on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Notes on 01/12/2016 reflect disbursement of a claim check in the amount of $4,304.28, for a total amount of $85,346.51. Details of damages are not provided.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

316866816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  On 02/02/2016 the borrower was checking on the payment due date and when the ACH payment would be made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharge bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

316874808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

317141541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2014.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

317369313	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower called and wanted to deposit the amount he received from prior servicer insurance refund back into the escrow account. Advised that the $614.16 was deposited into escrow. Borrower provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

317641041	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2015.  Borrower needs funds paid in the amount of 930.00 on 8/28/2015 to be applied to the suspense.  Borrower will send in 98.82 via bill pay and than the full amount of 1028.82 to be applied toward the september payment.  Servicer advised correction request was submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

317736945	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  The borrower inquired about the amount of his MI insurance and was advised that the payment is $305.89. The borrower was also advised that his escrow analysis will be run sometime in January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

317772909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2015.  Borrower called for information on the pay for performance incentive.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

317845836	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2014.  Notes on 02/25/2014 reflect that the borrower requested the Western Union Equity Accelerator phone number and it was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

317979702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2014.  The borrower declined paperless statements on the website and updated email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

318145536	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2016.  The borrower was assured that that the account would be eligible for refinancing if electing to accept the recast option.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

318421260	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower called in  - QA statement given and demographics verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

318588093	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

318698982	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2014.  The borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer unable to determine modification issued by prior servicer. Borrower uncooperative in sending a copy of documents to confirm modification type. Current servicer solicitation 6/20/2016 loss mitigation package sent to borrower. Loan is performing and next due for 10/2016.

318839841	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  The borrower was called for payment. Borrower set up a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was approved on 01/XX/2013 to begin on 03/XX/2013.

318863817	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  The borrower called in irate advising that they were current and we lost the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

319174506	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  The borrower called to discuss payments posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

319621059	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Borrower advised they get paid at the end of the month. Payment schedule for 4/29/2016 in amount of $1514.97.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

319937742	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  The borrower was advised that the payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 01/XX/2014 as the loan was modified.

321757920	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  Borrower called in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

322042635	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Borrower contact on 04/08/2016 shows borrower was cooperative and financials were not updated.  Borrower issued payment with the effective date being 04/08/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

322204473	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  Borrower inquired as to whether servicer had received a payment sent on 07/02/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

322316361	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Borrower called in advised wanting suspense amount applied to principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Exception grade level 3 (property damage) - Borrower called in to report a hazard claim due to water damage. 10/01/2015 check for claim in amount of $6918.98 was received. No further claim details provided.

322473204	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  The last contact with the borrower was established on 05/04/2015 in regards to the borrower changing insurance carriers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

322480197	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  The borrower called and stated that she received the financial package in March for a modification review; borrower was advised to fill out and send it in to see if she qualifies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

322634043	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Spoke to borrower - advised borrower that he was denied for modification.  The borrower is current on his account and advised of the refinance process.    The borrower was denied because he is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited BK notes available - however, indication on 03/XX/2014 that BK was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

322700436	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2013.  Borrower is questioning the suspense amount of $1546.28 on the account and the escrow shortage, he would like to pay additional to escrow and bring th eaccount current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

322789887	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2014.  Borrower authorized payment in the amount of $1,214.20 with a $9.95 fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Most recent HARP solicitation was noted on 05/05/2016.

323070606	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Borrower called and wanted to know why she received a notice stating her payment is decreasing. Advised that her escrow is reduced to $259.93 and her total payment will be reduced to $792.52.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

323370306	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Email received from borrower - wants to verify he can make additional payments toward the principal balance of his interest bearing balance without any penalty.  When I make this extra payment on the statement should I write exactly how should it be applied? The servicer responded that the borrower can only make an additional principal payment online if you are also making the regular monthly payment at that time.  You may put the additional  funds to be applied in the "other amount" box.   The servicer also gave instructions for additional payments by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

323534142	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Borrower called and asked about additional principal payments, advised it is a simple way to pay down the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

324009666	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2015.  Borrower advised that she is very busy at work. Borrower wanted the lender to call after 6 pm.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  Previous bankruptcy was dismissed on 06/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

324167508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called in and asked for the number for the escrow department and stated they didn't want anything else. They were advised that they are missing documents for the modification review. The borrower then hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

324265410	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

324299376	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Third party was advised of the fax number to send authorization and request for verification of mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

324392283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  The servicer advised the borrower on 08/04/2015 to disregard the letter showing past due amounts on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

324907767	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  The borrower sent a message in regards to cancelling the PMI. She was advised that her loan to value would need to be at 75% in order to cancel.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

324977697	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2015.  The customer was advised of the unpaid principal balance along with the forbearance amount and was informed that a verbal payoff  quote can not be provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

325163511	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2016.  The borrower called in on 06/08/2015 inquiring about a possible HAMP. The borrower was advised of how the modification worked and to submit their financial information if they were interested in a review. The last contact with the borrower was established on 01/30/2016 at which time the borrower called inquiring about using their escrow overage check as a principal curtailment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

325202472	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2015.  Borrower called to set up a Promise to Pay.  Borrower advised they had unexpected home repairs.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No information on case number, or filing date available. Unable to determine current status of Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

325353321	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  The borrower stated that his payment is delayed due to a blizzard and that he will send a payment online on Monday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

325544130	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower called in. They stated they made a payment online on 03/16/2016; they were advised it hasn't been received yet and the last one that went through was on 03/03/2016. The borrower then read an email and confirmed they were enrolled in auto-pay and that a one time payment was not processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

326318355	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Inbound call from borrower, inquiry about annual disbursements.  Advised disbursement for insurance made on 4/21/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

326537136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower called in on 04/26/2016 to confirm the loan is current.  The borrower has been in the process of a recast of the modification since 12/11/2015; the recast was denied on 05/16/2016 due to not providing all of the required items.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

326572101	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Borrower called in regards to the 1099 form and was advised to wait for the 1098 with information on interest.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

327259413	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called in and  requested 4/1/2016 billing statement. Servicer resent via email to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

327610062	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  The borrower asked why money was in suspense and was advised the money had been moved toward the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

327784887	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

327943728	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2016.  Borrower called and asked about the W-9 form, advised it was to verify information for tax purposes only.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

328461210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  Borrower called in to inquire as to why his auto payment did not come out of his account. Representative informed him he would have to fill out a new form which borrower said he will do.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

328468203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/21/2016 reflect evidence of a previously completed STEP Rate Modification.

328799871	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

329037633	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

329530140	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  Borrower inquired about the status of the homeowner insurance policy payment. Servicer verified payment was made and policy was updated. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

329704965	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  The borrower inquired about the last payment received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

329951718	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  Borrower called in wanting to know why monthly payment increased. Agent advised borrower the increase is due to her escrow increasing. Agent walked borrower through annual escrow disclosure and explained why the payments increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

330275394	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2015.  Last contact, Borrower asked for second payment to be stopped. Servicer advised borrower the payment is already exported so they can only issue a refund or apply to the next months payment once the funds have cleared.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

330289380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2014.  The last contact was made on 3/28/2014, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

330422247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  The borrower stated would be sending the payment the following date and discussed the late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 07/XX/2014 as the loan was modified.

330424245	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Servicer contacted borrower regarding payment. Borrower advised will make payment no later than tomorrow 08/12/2016,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

330721947	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2015.  The borrower was informed the payment increased due to an Escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

330859809	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Authorized third party called, verified taxes were paid 02/2016 and next due for 11/2016. The third party was upset because the taxes were paid late and they have to pay the penalty.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

330927741	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  The last contact was made on 8/5/2016, in which the borrower inquired about tax exempt status on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

331157511	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  The borrower confirmed the unpaid balance.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

331294374	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  The borrower wanted to have a note sent to him via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

331404264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  Modification and refinance inquiry.  Borrower was advised of modification programs and advised to apply; borrower was then transferred to the refinance department.  No additional action taken by borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

331514154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Inbound call from borrower, advised he is making necessary repairs to the home to lower insurance premium and does not want premium to Florida Peninsula paid until he calls to authorized.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

332328339	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2014.  The borrower call in stating mailed payment..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

332660326	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  The last contact with the borrower was established on 09/09/2015 at which time the borrower called in asking if the mortgage insurance could be removed. The borrower was advised the LTV needs to be 80% or below, and is currently at 85.35%. The borrower was instructed to have an appraisal done to determine if the LTV could be lowered.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

332674992	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2015.  Spoke to borrower servicer was going to advise borrower of the payment change, but borrower already made the April payment. All contacts within the 36 month review period have been inbound calls from the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Payoff statement was generated on 05/11/2016.

332944722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2013.  Borrower promised to make a payment on 9/27/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

333330336	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The last contact was made on 5/13/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

333751914	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2013.  Borrower requested copy of
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

333987678	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  Borrower called and was advised that an  escrow analysis was completed 05/26/2016, it will be effective 07/01/2016 and the shortage is $133.14, if he pays it in full, the july payment will be $1181.65.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

334023642	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The last contact was made on 03/17/2016, in which the borrower stated had already mailed the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Comments indicated the loan was previously modified prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

334099566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

334212453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  The borrower called to verify that their payment was due for January 2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  Closed on 10/XX/10
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

334410255	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Borrower called and stated she has mailed in the payment for July on the 11th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

334652304	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2014.  The borrower called in response to a letter reflecting a total amount due on the account of $3,042. The breakdown of the amount due was explained to the borrower and it was also explained that the escrow amount due increased and the amount would change every October.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy review upon service transfer completed on 11/XX/2010. A bankruptcy removal adjustment was completed on 05/XX/2011. No filing or termination information evident in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

334717947	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2013.  The borrower authorized a payment in the amount of $1277.97.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

335101563	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  The last contact was made on 1/28/2016, in which the borrower asked if information was shared with anyone else due to receiving privacy statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

335534130	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2015.  Borrower had questions about MI and the value of the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Loan was reaffirmed in 2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

335609055	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The borrower called in with questions about the monthly statement; the borrower wanted to know about the balloon balance. The servicer advised that the fees and past due interest was added back in prior to the loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There are several references to a closed bankruptcy; however, no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

335859804	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Collection call to borrower; the borrower intends to retain the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited bankruptcy details provided; removal completed 03/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

336270393	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  Borrower requested the amount for year end tax for 2014. Servicer advised $3174.53 and $1000.82 paid for interest and taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

336546117	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Authorized Third Party called in and requested a copy of the 1098 sent via email to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

336968694	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2015.  The authorized party called to verify if the payment had been made for the insurance premium. They were advised the payment was sent on 07/28/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

337038624	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2015.  Notes on 05/06/2015 reflect that the borrower stated that he will make a payment by the 15th of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

337123539	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Borrower called unable to access online account. Borrower inquiring about unlocking password on online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

337179483	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Servicer advised by insurance company to fax in renewal request to fax number provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 5/30/2013 claim paid due to water damage in the amount of $19254.84. No further evidence of repairs made. Loan is performing with next due for 9/2016.

337557105	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2015.  Borrower called and requested a copy of his 1098 to be sent via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was removed on 12/XX/2011,  The bankruptcy case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

337627035	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower requested and escrow analysis after paying the escrow shortage and inquired about the payment performance incentives on the modified account in which the 6-year anniversary incentive of $5,000 will be applied to the account in 03/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

338888772	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Borrower contacted about payment and advised they would be making payment through the bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

339098562	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower called about a delinquent notice for the home owner's insurance.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

339275385	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower contacted the servicer on 01/06/2016 to inquire if the incentive letter was received. The servicer advised the borrower's letter was received and posted to the account on 12/31/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

339316344	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower was advised of the total amount due and the last payment received. The borrower made a promise to pay for 04/28/16. The borrower advised that due to low income they had to wait 3 pay periods in order to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  Per comment dated 04/16/14 the bankruptcy was dismissed not discharged but details on the dismissal was not provided within the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

339375285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  The borrower requested a copy of their 1098 statement for 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

339807852	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Borrower called and made a promise to pay, stated  the payment was mailed 05/05/2013.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

339910749	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower called in to confirm the payment was made for February. Servicer advised borrower yes the payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

340062597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2016.  The borrower called in to confirm that their payment was received on 04/14/2016 and ask about a refinance. They were transferred to the refinance department for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

340409250	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrow called in to change checking account and bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

340627032	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2014.  The borrower called to follow up on a payment and was informed the payment was placed in suspense in which the borrower submitted additional funds and was advised to follow up to ensure the payment posted correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

340892766	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2015.  Borrower states she is having issues with the bank and is waiting on a refund to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

340985673	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower scheduled a phone payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The borrower were going through a divorce per notes dated 12/13/2010.

341035623	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called, stated they have not yet received the 1098, advised a duplicate copy will be mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

341434224	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  The borrower inquired about 1098 tax form - wants it emailed.   The servicer advised that it will be emailed to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

341438220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The customer called in wanting to speak to a supervisor about the payment increase.   He will pay the $1500 but does not want to pay anything else.   Due to shortage, the new payment will be $1588.10.    The customer requested a 24 month shortage spread due to a temporary hardship he is going through.  The customer will also call the insurance company to look for cheaper prices.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

341447211	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower called in to inquire about payment and next due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

341489169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower was advised on the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:

341556102	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

341624227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2014.  Borrower requested paper statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

341886771	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  The borrower called to request a W-9 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per comment dated 03/31/2014 the bankruptcy was discharged. There are no additional details on the bankruptcy within the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

341894763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

342091566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  Borrower called in a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

342568089	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2015.  The borrower called regarding a letter he received about getting a one time principal payout of $5,000. After researching, the letter did not come from the servicer and it was determined to be fraudulent. The letter was asking for tax forms, credit card information and social security number. The borrower was advised that his social security number is on file and he would never asked for that number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

342596061	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2014.  08/27/2014 BORROWR CLD IN TO INQUIRE ABOUT REFI FROM EMAIL SHE RECEIVED FOR $35,000 LOAN.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

342612045	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  Borrower made inquiry regarding the premium disbursement check. Prior contact borrower inquired about refinance and call transferred to the refinance department, however no further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted on 11/23/2010 a modification was book, however no details.

342631026	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2014.  Borrower called in for a copy of the loan modification and agent sent copy of modification to borrowers email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

342728928	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  Borrower called regarding insurance cancellation notice she received, advised she will contact the insurance company and try to renew or get new insurance with another company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

342783873	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

343375281	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2015.  Borrower called to unlock web account and re-set password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

343492164	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  Borrower states the late fees due at the time of modification were suppose to be waived and have not at this time. Servicer advised that during the foreclosure process loan was charged late fees for 9-10 months. Borrower denied having a balloon loan. Servicer sent borrower a payment history report for 12 months. Borrower also stated that due to military service connected disability his property taxes have been lowered.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

343616405	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower called to see when the escrow analysis would be run due to the escrow shortage which has been spread over 5 months only.  The representative advised it was due to be ran in August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

343676979	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2015.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

344223432	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower was inquiring if we recd last payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

345037617	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2015.  Last contact 08/05/2015, borrower was setting up payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: **Suggest an inspection due to returned mail, and a comment on 06/30/2016 that indicates a recent check received was returned due to an invalid account number.  Need to verify if property is occupied

345852801	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

345880773	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  The borrower called asking for a fax number to dispute fees. There is no evidence a dispute was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

346123530	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2015.  The borrower thought he had $200.00 in a Suspense account but was informed those funds were used to pay the November payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

346498155	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  The borrower wanted to know why their escrow payment decreased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

346602051	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Outbound call to borrower.  promise to pay.  Promise to pay taken, scheduled for 5/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

347398254	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  The borrower scheduled their payment and stated their daughter takes care of the payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The deceased borrower's spouse is the remaining borrower on the loan.  Their daughter assists with their payment.s

347764887	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower called to make a payment and advised unable to make a payment online. The servicer called to borrower back to advise that it was probably because of the corporate advance showing on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

347808843	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

348168483	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

348537114	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2014.  The borrower called asking why he got a letter saying that the loan is past due.  The borrower was advised to disregard the letter because the loan is showing as current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

348546105	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2015.  The borrower called to request their statement by email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

349334316	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower promise to pay 4/12/16
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: soliciting for HARP

350147502	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2015.  The borrower called and wanted to add a late fee to a payment just made; she was advised that that it was already processed and that she would have to add it on to the next payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

350425224	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Borrower contact was established and information was verified. The borrower authorized his cell phone number and stated November payment will be on time and not interested in ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

351401247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/10/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2014.  Borrower sent an email to servicer via message center requesting a copy of the 2012 annual tax and interest statement. Borrower advised that an electronic form would be sufficient and provided email address. Servicer responded to borrower via message center and advised that a copy of the 2012 annual tax and interest statement was sent to the email address provided. No evidence servicer is attempting to contact borrower within the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

351441207	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower called to verify the remainder of the payment amount for 02/2016. The payment breakdown was explained.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  A chapter 13 bankruptcy was filed on 05/XX/2010. There is no further information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

351559089	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

352078569	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

352083564	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower called in regarding his escrow shortage of $495.22.  Servicer advised of option to spread shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

352382265	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  Borrower called because they received a county tax bill and does not want the monthly payment to increase, borrower wants to pay his own taxes, call was transferred to escrow department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

352451196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower called to inform that there was $500 in suspense that needs to go to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

352903743	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  The borrower inquired about including the payment of the shortage in the same check as the loan payment for the month and was advised that it was fine.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

353376270	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Recent contact reflects that the borrower gave authorization to use their cell number and issued payment scheduled for 04/15/2016. HARP solicitations are being sent, with the last solicitation being sent on 05/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

353956689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2015.  XXX wanted to know when next change in loan will be. Also XXX wanted copy of note via e mail. Sent 4/22/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

354666978	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

355467177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2015.  Inbound call from borrower, payment history inquiry.  Incomplete payment, payment amount changed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

355568073	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Borrower contacted servicer via message center apologizing for the late payment and advised that a paycheck that was mailed to her was lost over the Thanksgiving weekend and was not able to have the check replaced until This Friday. Borrower advised she expects the check to fund on Tuesday or Wednesday and will go online and make a payment as soon as it clears. Servicer responded back to borrower via message center advising that the account has been noted with this payment arrangement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

356378265	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower called in inquiring bout refinancing. Servicer advised borrower does not qualify and then call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

356651991	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Borrower stated payment would be made on the 18th and inquired how much the late fee will be.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

357021621	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  Borrower wanted to do bi-weekly payments, was advised of equity accelerator.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

357035607	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2016.  Borrower called and made payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

357480162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower called to inquire about receipt of homeowner's insurance cancellation letters. It was confirmed that premium payments for both homeowner's insurance and flood insurance had been sent to the new carrier, but had not yet cleared and it was advised to follow up with the insurance agent to provide check details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

357483159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower received incorrect loan info and requested it be corrected as soon as possible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified in 2011.

357966675	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2013.  Borrower made a payment inquiry; wanted to make July payment due to the closing of account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

358533108	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  On 04/11/2016 the borrower requested the last payment date and was told it was on 04/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

358579062	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2014.  The last contact was made on 3/12/2014, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

359163477	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  The last contact was made on 2/16/2016, no additional information provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

359492148	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  The borrower called to reset the website password and updated e-mail address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

359804835	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Borrower advised that funds in the account have been reapplied and the payment has been adjusted due to the payoff of the shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

359988651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower was called regarding account payment and stated the payment had already been paid online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

360116523	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The borrower contacted the servicer on 03/28/2016 to inquire if the check for $11,000 that was sent on 03/21/2016 had been received.  The servicer advised it has not been received, but must be posted by 04/01/2016.  The servicer received the payment on 03/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

360346293	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

360459180	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  Inbound call from borrower, billing statement inquiry.  Borrower called about his statement because it shows that he owes two payments.  Advised because the statement generate date and that he is only due for 1 payment.  Loan reporting current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

360571068	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2014.  The borrower request that a payment be reversed from principal and applied towards her July's payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

360981657	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  On 12/17/2015 the borrower wanted to know if refinancing was an option because of the interest rate change. The answer is not provided but no follow up is noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

361216422	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2014.  Servicer contacted the borrower regarding payment. Borrower advised has ACH set up. Servicer advised borrower to disregard the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

361293345	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower inquired about the status of the insurance claim he submitted. Servicer advised check in the amount of $6983.34 was mailed via USPS on 03/XX/2016. No further questions. No indication of the nature of the insurance claim noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

361367271	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower had a payment inquiry.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments throughout the review period reference a bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

361806831	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2014.  Borrower inquired about the payment for the month of August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comments dated 9/3/2013 one of the borrowers is deceased.

362257380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower advised they would make a payment the next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

362462175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Borrower called in regarding letter indicating two months behind. Advised borrower correct due for Sept. and now Oct.  Borrower stated sent in payment, 08/26. Advised borrower that paid Aug. now due for Sept and Oct.  Borrower stated they will send in payment today for Sept. and pay Oct. by 15 so no late charges, requested if late fee can be credited due to misunderstanding, rep advised the request would be put in, however no guaranty it would be waived. Borrower understood. Payment arrangement to have account fully reinstated by 10/15/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

362922714	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2014.  Borrower was advised to send separate checks for mortgage payment and escrow shortage payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

363061575	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

363066570	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  Borrower called in to inquire if the payment had been made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

363138498	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Borrower called in requesting new analysis after shortage paid in full. Agent verified escrow payment in amount of $1321.092 was received 08/12/2013 and stated that during preview analysis effective 09/01/2013 new payment is amount of $2215.72.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Authorized third party called in on 09/05/2013 and inquired about assistance with loan modification due to borrower is unable to make payments. Agent advised third party that a loan modification was already completed and no other assistance is available. Agent advised third party that the borrower moght want to look into selling the home or a Deed in Lieu. PMI cancelled as of 07/24/2015.

363148488	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower called and requested a copy of the 1098 to be sent by email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

363155481	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called and wants payment calls to stop, stated that the payments are on time and he pays additional to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

363206430	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

364430205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  The borrower scheduled their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

364623012	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called asking questions on refinancing the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

364639995	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrowers last communication was to remove the automatic pay set up and to authorize a 3rd party for the life of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary dated 01/20/2016, the loan is in an approved modification. There is no further commentary regarding the modification.

364734900	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Step daughter called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

365012622	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  Borrower did not receive a statement and requested a copy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Comments on 03/12/2015 indicate that the borrower called in about a hazard loss and the servicer sent a claim package for claims under $20,000.00. No further details were provided and there is no indication the the damage has been repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

365255379	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The borrower stated that a payment is being made via U.S. mail and she intends to keep the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

365800833	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2015.  The borrower inquired about the escrow account and the payment increase due to the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Commentary dated 12/30/2013 reflects a possible bankruptcy filing; but no further details were cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 05/XX/2015 as the loan was modified.

365963670	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower made inquiry regarding escrow, wanted escrow to be removed and was advised in accordance with the modification agreement that was not an option. Contact on 08/28/2014 borrower inquired on loss mitigation options available. Commentary outside of the review period: noted on 07/03/2016 a payoff statement was generated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary outside of the review period: noted on 07/03/2016 a payoff statement was generated. Noted on 03/17/2016 loan modified under HAMP effective 11/XX/2010.

366036597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2013.  Borrower interested in ACH statements and setting up account online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

366789843	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower contacted and advised her of the payment she needs to make and website she could pay it on.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

367063569	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Co borrower called, stated that she sent the payment in with the wrong checking account, she is mailing in a payment that is from the account that does have money.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

367406226	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower's mailing address was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

367738893	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Borrower requested to be transferred to a specific extension. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

367821810	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called in asking about the extra $10.00 in her payment.  Servicer advised it is from deferred escrow.  Borrower to mail in her payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

369158472	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower called advised keeps receiving calls. Servicer advised checked all 3 accounts and does not see where there have been calls, but advised will update account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

369282348	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2015.  Borrower made a promise to pay in amount of $532.53 by 11/18/2015 via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

369579051	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

369766863	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Borrower called in advised received a suspense notice and wanted an explanation for it. Servicer advised borrower it is a NSM credit and if she sends in the remaining amount on the bottom of the letter it would complete her monthly contractual payment due for the upcoming month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

370096299	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  The borrower called in regarding their payment increase per their modification guidelines. They also requested a new modification and a financial packet was sent to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

370432197	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called in about recasting. He put a lot of money down on his principal in the amount of  $28,786.47 to go with the recast form that wasn't send to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

370596033	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  Borrower called in. Agent noted no mini miranda given. Details of call not provided. Previous contact was made on 8/11/2015; in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

370975653	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  Borrower requested copies of their HAMP documents be emailed to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

371071557	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower requested documents and they were sent the same day.  Borrower contact on 11/06/2015 was a request to reverse principal only payment and apply towards late charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

371938689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  Borrower called in and made a payment in amount of $638.00 plus $19.00 fee and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

372322305	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  A general inquiry was attempted with the borrower, but the borrower did not complete the call. The borrower had inquired about refinancing on 10/09/2015 and also about how a HAMP modification works.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reported carport damage on 10/06/2014 and requested instructions. No further reference to the damage or a claim is evident in the commentary.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

372454173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  The borrower called in 01/26/2016 but the details of the call were not noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 12/07/2010 states the bankruptcy removal was completed and on 12/XX/2010 the notes state the bankruptcy was discharged.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

372798828	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower stated he received a recast letter that would lower his monthly payments which he signed and sent back in but has never heard back.  The call was then transferred to customer service and the outcome is not provided in the notes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

373096269	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2013.  The last contact with the borrower was established on 06/03/2013 at which time the borrower had questions about the next escrow disbursement for insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

373237389	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2015.  The borrower inquired about extra funds being applied to her principal and requested documents which were emailed to her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

373416210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  brrw inq about about lowering his payment through refinance
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

373521105	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower called and made a promise to pay due to recent NSF on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

373712913	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2013.  The borrower called in - verified identity.  The borrower wanted to know about the corporate advance - advised that the borrower has the life of the loan to pay it back as it was taken from the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

374096529	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower called to confirm their payment had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

374203422	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2014.  The borrower called in on 01/06/2014 regarding documents needed for a hazard claim that was filed, paid out and closed on 02/13/2014.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The commentary dated 08/06/2012 notes that the borrower was advised once the bankruptcy plan was completed the borrower could sign a reaffirmation agreement to reaffirm once the bankruptcy is closed.The details of the bankruptcy were not provided and there is no evidence of discharge, dismissal, or closure noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

374231394	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The agent called to provide financial counseling offer ,and the borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

374416209	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  The borrower advised that they wanted the modification agreement emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

374846778	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Borrower called in regarding interest income.  Servicer advised it is interest from escrow impound.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

375107517	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

375176448	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower promised to pay $741.48 by 1/13/16 via mail. Discussed late fees and borrower thought they were all paid. Advised borrower still owed $52.76 and he got frustrated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

375195429	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

375267357	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower called to check eligibility for the HAMP program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Filed and discharged prior to the period available for review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

375339285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2015.  Borrower called in and wanted his Mortgage Insurance to be removed.  Servicer advised removal can take up to 4 weeks.  Servicer stated appraisal will be charged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

375621003	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  The customer set up a payment for $663.11 to be drafted on 1/13/2016 and inquired about a modification but stated she had to go and disconnected the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

375733890	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower called in regarding mortgage insurance. Servicer advised borrower to email signed PMI form to them and will upload it and get an appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

375762861	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower wanted to make payments for April and May and inquired why the payment went up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

375863760	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

375989634	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Notes on 07/07/2015 reflect that the borrower wanted to take the co-borrower off of the mortgage so they were transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

376926696	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Comments dating back to 06/08/2015 referenced the borrower disputing the delinquency and negative credit reporting on the account claiming they made two payments in 05/2015. A review was opened to research the issue. The borrower supply documentation confirming the payments were made. The last contact with the borrower was established on 01/04/2016 in regards to their 01/2016 payment not yet posting to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dating back to 03/24/2014 indicated an insurance claim was filed for unspecified damages. A check in the amount of $5,072.27 was endorsed and mailed to the borrower on 03/25/2014. Another check in the amount of $2,937.16 was endorsed and mailed to the borrower on 06/09/2014. There was no further mention of an active insurance claim or unresolved property damages.

377204418	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Borrower called and wanted to know why the statements always show she is late. Borrower advised that they are paying at the end of the months and the payments are due by the 16th. Borrower says they may be missing a payment that was sent to the prior servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: There was one contact with borrower when they called in on 05/25/2016.  This was after they had sent in multiple payments.

377398224	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borr inquired  about payment.  Servicer advised payment for April received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

377676945	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2013.  The last contact with the borrower was established on 09/05/2013 at which time the borrower stated they mailed the payment for 09/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments on 11/05/2014 referenced funds were received in the amounts of $181.60 and $1,077.40 from an insurance claim for hail damages caused on 11/10/2012 (claim number XXX. The funds were endorsed and released to the borrower at that time. No evidence repairs have been made.

377826795	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  The last contact was made on 5/20/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

378799821	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Notes on 05/19/2016 reflect that the borrower wanted to know if his forms for eligibility for the $5,000.00 was received.  The borrower was advised that the $5,000.00 as put on his account in January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

378850770	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2014.  Borrower called to speak to the escrow department, he requested th removal of the flood insurance, advised it is required for the life of the loan, Borrower advised that the condo association has flood insurance, and the force place flood was removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

379253367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  The last contact was made on 9/16/2015, in which the borrower confirmed a payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

379329291	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2015.  The borrower called in and requested a refund for one of the payments involved in a double payment.  The request was honored; and the refund check in the amount of $1,899.13 was sent on 02/24/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: After the cutoff date of 05/31/2016, comments dated 07/11/2016 reflect that the insurance policy was renewed.

379754865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2015.  Borrower called to request a copy of the modification on 04/21/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

380099520	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  The borrower stated that he sent in payment last week and stated that he was interested in refinancing; the borrower was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

380233386	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2014.  Third party called and verified all information, requested account information and was advised of next payment due 04/01/2014, provided mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

380330289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower sent email regarding $5000 HAMP incentive. Servicer advised incentive was applied toward the principal amount on 01/27/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

381289329	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  The borrower inquired about the late fees in the amount of $102.83 that were paid. The representative advised that the funds had been used towards escrow instead and that the application was corrected.  The homeowner also is interested in refinancing and the call was transferred to that department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

381689928	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Servicer contacted borrower and borrower made a promise to make a payment by 12/17/2015 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

381788829	1
[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The last borrower contact was in regards to the removal of flood insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The final draw check number 20185 in the amount of $16,400 was cut for damages  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

381928689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2015.  The borrower called to confirm their payment had been received.  They were advised to wait 24 hours and call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

382183434	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  There is no evidence of discharge, dismissal or relief provided in the bankruptcy case. The case number was not provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

382315302	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  The last contact with the borrower was established on 07/08/2015 at which time the borrower asked why their payment was increasing. The borrower was advised their interest rate went up causing the increase in their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

382590027	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower was called by servicer to obtain payment; borrower advised the payment was mailed out 03/03/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified in 2012.

382692924	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The borrower was advised that in order to continue the review for a Mortgage Insurance removal, an appraisal would need to be completed and  the appraisal fee from 04/18/2014 would not be waived. The borrower declined to continue the review as they did not want to pay for another appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

383048568	3	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower called, advised the repairs are 50% complete. Borrower said the inspection should be ordered. Borrower said the counter tops have been permanently installed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Damage to kitchen, details not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

383233383	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2014.  Borrower authorized payment in the amount of $1,230.14 for 04/08 with a processing fee of $9.95
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

383236380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Borrower called about payment inquiry and was advised it was $543.94.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

383472144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  Borrower advised just got out of the hospital, will have his wife make a payment on website in the amount for $1244.77, also requested HARP (Home Affordable Refinance Program)  information. Noted on 05/17/2016:The borrowers last communication was to receive information on how the Home Affordable Modification Program works and how to apply for it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was in foreclosure. The foreclosure was reinstated 07/XX/2011. A HAMP modification was approved 05/XX/2011 and starts on 06/XX/2011. The borrowers defaulted on the HAMP modification approximately 06/2013. Borrowers applied for the Florida Hardest Hit Program and were approved, however did not make the full 1st payment.

383561055	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  The borrower called in regards to a form they were supposed to receive in regards to the modification and they had not. The representative advised they would get assistance to have form resent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The loan was previously in bankruptcy but has since been discharged. There are no additional comments in regards to the bankruptcy within the available review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

385459155	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2014.  Borrower stated has not received her statement for March. Servicer apologized and advised of the issue with the new statement formatting which delayed most statements. Servicer advised the statement will be sent out soon and borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

385475139	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2014.  Borrower was advised the modification had been sent for booking.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

385516098	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

386034579	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2015.  The last contact with the borrower was established on 04/02/2015 in regards to the account status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

386038575	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Notes on 03/31/2016 reflect that the borrower called to confirm whether or not the payment went through.  The borrower stated that after submitting the payment it gave her a technical error message.  The borrower was advised that the payment did process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

386190423	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Borrower made an inquiry regarding canceling their private mortgage insurance and was advised due to the type of loan the origination loan to value was not 80% of the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

386290323	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called to see why her payment has not been drawn from account. Servicer advised borrower to allow 2-3 business days for funds to draw from account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

386302311	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower stated that he did not receive his billing statement so that's why he hasn't made the payment yet. Servicer advised he has until the 16th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

386923689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The last contact with the borrower was established on 05/16/2016 at which time the borrower requested to have a fee assessed on their account waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

387296316	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called and spoke with borrower and advised of total amount due. Borrower made a promise to pay $1478.55 by 03/22/2016 via bill pay. Borrower verified property is occupied and has no hardship. ACH was solicited and borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

387350262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2014.  The borrower called in on 01/27/2014 inquiring about the 1098 and was advised would be sent out this week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

387614997	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  The last contact was made on 6/30/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

387949662	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2015.  The borrower called to inform of change in insurance carriers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

388340271	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

388397214	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2015.  The borrower called to year-end totals of interest and taxes paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

388462149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower called in to have his password re-set.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

388925685	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Spoke with insurance agent to confirm proof of payment of flood insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

388959651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  The borrower called in to set up a payment since there was no evidence of the payment sent 12/31/2014 drafting from her account.  The borrower was advised to cancel check to be safe.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

389344266	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2013.  The homeowner called to check on the status of the credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

389359251	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2015.  The borrower called in to schedule a payment due to not being aware of the payment change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

389372238	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2014.  Notes on 12/10/2014 reflect that the borrower called to get information regarding the final modification documents.  The borrower was advised that the documents do not need to be notarized.  The borrower stated that he would mail the final modification documents today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

389692917	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  The borrower requested their January bank statement be emailed to them and also needed their online password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

389744865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2015.  Borrower requested that a copy of his modification agreement be mailed to him. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

389755854	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Servicer contacted borrower and borrower made a promise to pay in the amount of $1313.49 via the website on 05/15/2016. Borrower verified the property is owner occupied. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Noted 06/18/2013 New bankruptcy filing, no details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Comments reflect borrower has had 2 booked modifications 1st booked modification was on 11/XX/2010 and 2nd modification was booked 03/XX/2015.

390115494	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower called to reset their password,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

390140469	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  The borrower called in to request remaining term of loan and wanted to know more about a refinance. The call was transferred to the refinance department and no further information about the call is provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower called to discuss getting a new loan modification, stating hardship unemployment. A modification was declined on 02/23/2016 for missing identification document. The loan is currently on an active modification.

390175434	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2015.  The borrower requested a duplicate 1098 year end statement; agent requested the document be sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

390576033	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Spoke with borrower through interpreter, called wanting to know why her payments seemed to get lost and she receives a late fee. I explained to borrower that in  04/01 the payment came back as unable to locate and that she is now on recurring draft and payment will come out on 6/15. Agent quoted  771.72 as monthly payment. Borrower wanted to know why it went up, quoted escrow shortage -175.68 and over 12 months period equal 14.64 and that principle interest went from  316.70 to 367.93. Borrower had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was previously modified. However, details and terms of loan modification not provided. Appears that the loan modification was a HAMP as comment on 08/26/2016 reflects monthly HAMP incentives posted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Borrower is Spanish speaking and requires an interpreter.

390596094	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2016.  The borrower was called but no further information was provided in the commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified on 08/XX/2013.

390744864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower called and requested the unpaid balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

390763845	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Borrower called in wanting to know when the next payment is due and the amount. Agent advised next payment is due 09/01/2016 in amount of $2484.70 and has a 15 day grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was previously modified. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

390765843	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower applied for modification multiple times but were never finalized. Borrower was able to bring account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments indicate that a borrower is deceased. Surviving borrower now handles account.

390886722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2015.  Borrower wanted to know why she received a notice that she has $12.00 in unapplied. She requested that it be applied to principal. No further communication was noted.  The borrower stated will send in final modification documents on 08/28/2014.  The modification was completed on 09/XX/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 01/26/2014 states the bankruptcy chapter 7 requirements were not met to close - bk case termination. A new bankruptcy filing was noted on 09/XX/2013.  The case details were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

391040568	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower called in regards to escrow shortage. Servicer advised borrower how the shortage was created and went over the annual amount of insurance and taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  11/19/2015 Borrower is sending a hazard claim check in amount of $18,405.30. 11/20/2015 comment reflects reviewed and accepted signed contractors bid. 03/25/2016 servicer called borrower to see if they are ready for the 90% inspection. Details of the damage were not provided.  The damage repair amount is estimated at $18,405.30.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

391671936	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  Borrower called to see where additional principal amount was posted. Servicer advised was applied to late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

392176431	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called and authorized her daughter for the life of the loan. Daughter wanted information on the HAMP program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

393020586	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  The borrower requested another 1098 form since had not received the one mailed on 01/22/2016; and this form was resent that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim was filed for damages from a busted pipe sustained to the subject on 02/16/2015 per notes dated 03/02/2015.  There is no evidence that the repairs were completed although all funds were released as of 05/19/2015.  The damage repair amount is estimated at $5,884.19.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrowers have switched to new jobs per notes dated 05/24/2012.

393166440	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower inquired as to why servicer's account was not showing up on their credit report.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments on 04/15/2016 indicate that the Chapter 13 bankruptcy is still active. Case number not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

393518088	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2014.  Borrower wanted to know why payment increased $51.66. Servicer advised due to escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

393798807	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

394448157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  Borrower called in with 3rd party (Bank Of America) to discuss the account No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

395235369	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2014.  The borrower requested paperless statements and updated email address on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period. Additional commentary indicated the bankruptcy was closed out on 9/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

395350254	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Last contact, borrower inquiring about letter received regarding funds in suspense.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

395371233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2015.  Borrower called in and advised unable to access online account. Borrower declined home warranty offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

395399205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  The last borrower contact was in regards to the 1098 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 05/20/2016 reflect evidence of a previously completed STEP Rate Modification.

395489115	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Borrower called in to confirm receipt of payment for May. Servicer advised borrower yes it was received. Borrower wanted to confirm receipt of the bankruptcy discharge. Servicer advised no have not yet received.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  No further bankruptcy details were provided. 05/XX/2016 bankruptcy fee notice ordered.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

395633970	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower scheduled a payment for 05/25/2016. Stated he is not in default as he always pays by the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

395658945	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  Borrower made a promise to pay $696.92 by 07/21/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

395866737	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

396220383	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower called in and promised to make a payment for $1723.36 by 5/25/2016, via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

396533070	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2014.  Borrower called in for status of  loss draft check that was mailed in for endorsed, call was transferred to  loss draft department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage due to storms. Loss draft check received from State Farm in the amount of $5,182.31 on 09/19/2014, $2912.19 on 10/16/2014,  carrier claim # XXX, Notes do not indicate extent of damage or status of repairs  The damage repair amount is estimated at $5,100.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

396678924	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2014.  Borrower made a payment by phone. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 12/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  3 months deferred to the end of the loan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

396818784	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  The borrower called about a suspense notice that she received, she stated that she has been out of town working for a few months and thought that everything was current.  She was advised the monthly payment is considered complete once the contractual amount due is received.  Any payments received that are less than the contractual amount due are placed in suspense.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

396850752	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2015.  The authorized 3rd party inquired about optional insurance in case of death.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

396926676	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Servicer contacted borrower and borrower advised  receives statements and borrower advised has no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Details of the bankruptcy were not provided. Comments reflect inbound and outbound bankruptcy calls no further details provided. Unable to determine if bankruptcy is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

397490112	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  The borrower called in regards to PMI and discussed having an appraisal; the homeowner does not think the value has improved enough to eliminate PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

397875726	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2014.  An authorized third party attorney requested removal of legal representation of the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

398251350	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower called and requested a copy of the note.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

398258343	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Inbound call from borrower, payment inquiry.  Verified payment was received and applied all to principal, borrower wants to keep it that way and make April payment in 2 weeks.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is not available in the information provided.  Comments reflect a prior bankruptcy but limited specifics of bankruptcy noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

398395600	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2014.  The borrower called in to request a 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

398846754	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called and wanted to see if the payment she sent on 05/30 was posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Borrower requested information on how to reaffirm the loan on 01/05/206.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

399406194	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower called and made a phone payment, they requested a copy of the 2012 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

399525075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  The borrower called to verify their payment then said they would call back to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

399822777	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Borrower called and  wanted to know about certified funds for the payment due to NSF. The NSF can not be waived due to multiple NSF charges. Borrower stated he was out of town and used the wrong account to make the payment. Borrower advised to avoid the fees they need to make the payment prior to the 16th. He can wire the fees if necessary. The restriction will hold for 6 months until he has 6 payments made without NSF.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

400138461	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The borrower was calling to confirm the payment was not processed by the bank and then arranged for a phone payment for 05/16/2016.  Contact information was updated during the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The case was dismissed per notes dated 08/XX/2012. The bankruptcy was removed on 09/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

400294305	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  The borrower called to advise there is no change to his insurance with Liberty Mutual and informed that the payment made needs to be refunded and placed back into the Escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

400424175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called in for password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

400964634	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower called in and stated will make payment in amount of $1100.40 by 02/19/2016 via website. Agent noted a one time courtesy late fee removal was requested. Borrower stated reason for late payment is due to working in construction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments reflect loan reported as current to PMI company. However, no evidence MI is being paid on the payment history. Unable to determine current MI status. Foreclosure was closed and billed 06/XX/2013 as loan was brought current through loan modification. Loan was previously HAMP modified.

400965633	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called on 02/29/2016 to obtain their interest rate and the escrow amount .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

401036562	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  Borrower called and gave third party authorization on the loan to her mortgage broker. Advised that the authorization will be valid for 3 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

401614983	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2015.  On 05/29/2015 the borrower called to discuss options and had questions regarding HAMP modification. There is no follow up noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

401740857	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  Borrower called in to inquire if his ACH would carry over from his old lender. Representative advised him no.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

402667929	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower requested password to be reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

403055541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  Borrower called regarding statement stating bill shows $998.68 due. Servicer advised that payment changed with December payment and was $15.28 short; this amount has been added.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

403118478	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2015.  The borrower called to schedule a payment for 06/15/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

403263333	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  The last contact was made on 8/30/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

403632963	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

403811784	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  The borrower inquired about a pay for performance notice that she received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

404671923	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower called in disputing a $20 fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

404698896	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Notes on 05/04/2016 reflect that the borrower stated that he mails payments out in the amount of $1036.22 at the end of every month.  The borrower stated that he has joined experian credit reporting agrency and he noticed that he has not been reported.  The borrower was advised that due to the past discharged bankruptcy, no reporting, whether good or bad will be sent to the reporting agency.  A full payment history report was ordered to be sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

405240354	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower inquired about payments on account. Advised borrower accounts showing due for December. Borrower was attempting to go through the account. Phone was distorted and could not hear the borrower. The call dropped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

405405189	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  The borrower called in to inquire about the escrow going down but the principal and interest will be increasing on 12/01/2015.  The borrower was satisfied with the service received.  The borrower initiated an ongoing dispute wanting to know why she has been paying on the loan for years and the unpaid balance still remains high.  The borrower was initially advised due to the capitalized interest and fees associated with the modification and the deferred interest of $31500 and was advised to fax in a written dispute stating the amount owed is incorrect.  The written dispute was received on 07/29/2015.  The commentary dated 08/26/2015 states the borrower spoke to a predatory lending attorney who advised her that the loan shouldn't have even been done due to her income was not enough to take out the loan.  The borrower stated that she spoke with another rep stating there are $17000 in fees that can be requested to be removed from the account.  The commentary on 09/15/2015 states the deferred interest will not be waived.  A second request was submitted on 10/16/2015 due to the insufficient detail submitted by the borrower initially.  The comment on 11/25/2015 states still researching and there is no evidence the issue was resolved but no further borrower inquiries were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

405879714	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower made a promise to make a payment in the amount of $868.70 by 05/05/2016 via Speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

406143450	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2015.  The borrower was advised on 03/XX/2015 that the modification had booked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

406343250	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

406449144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  The last borrower contact was in regards to a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

406680912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  The borrower called in on 05/06/2016 to make a payment and the convenience fee was waived as a courtesy to the borrower.  Inbound call from borrower on 03/18/2016, customer advised that the payment was made on 3/15/2016.  Customer inquired about the ACH form and requested it to be sent via mail.  Customer was advised that the 16 day reminder letter was made and that she can disregard the letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

406758834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Notes on 05/11/2016 reflect that the borrower authorized his wife XXX to speak on his behalf for the life of the loan until revoked.  notes of 04/20/2012 indicate borrower had a discharged bankruptcy but no other information was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other information other than discharged bankruptcy provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

407409183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The last borrower contact was in regards to online assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Foreclosure proceedings were closed and billed upon completion of the loan modification.

407898693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Inbound call from the borrower inquiring as to how to pay by phone.  Advised there was a $19 fee.
Note:  This loss mitigation process was started with the previous servicer.  Therefore, options were not discussed with the current servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

407955636	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Notes on 05/16/2016 reflect that the borrower promised to pa $1,390.70 by 05/18/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Notes on 05/12/2016 indicate the date of loss was 05/14/2015 from water damage.  The damage repair amount is estimated at $16,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

408045546	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  The borrower authorized a payment in the amount of $918.24 for 04/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

408102489	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Borrower called to make payment for late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan is performing and next due for 10/2016.

408133458	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The last contact was made on 3/16/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

408235356	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2014.  Servicer contacted borrower and borrower advised servicer will set up payment today for the July payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

408567024	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in to confirm that the new insurance premium information had been received. Servicer advised that it was and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

408621969	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

408927663	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the past 36 month review.

409405185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The last contact with the borrower was established on 2/29/2016 at which time the  borrower called in asking for the address to mail in their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

409826763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Inbound call from borrower, loan review. Borrower called in had questions about pay history.  Advised borrower we can mail out a pay history and account is reporting current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

409886703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2014.  Borrower stated that payment is coming out of her bank account as of today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

410255334	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower called and made a payment, ACH was offered and borrower declined. Provided information regarding the escrow account and all recent disbursements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

410355234	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower applied for MOD multiple times and was denied each time as borrowers cannot prove hardship. Last call on 03/03/2016, borrower was advised they were denied for MOD.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

410626962	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called and made a phone payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

410740848	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in a promise to pay in the amount of $1400.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

410956632	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Inbound call from borrower, stated needing password reset.  Reset successfully and the borrower was able to log in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

411722865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

412379208	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2014.  The borrower called in regarding a SUS letter. They were advised that the loan is due for May and to contact the government program that they are enrolled in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

412447140	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called in and made the March 2016 payment in amount of $1162.45 and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

412959627	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Noted 03/XX/2012 BK relief, foreclosure restarted. No additional bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Limited collection comments provided - unable to determine if loan modified.

413150436	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower made an inquiry regarding refinancing; and was advised to call back to get a Spanish speaking agent.  The borrower expressed interest in a second modification on 09/09/2015.  There is no evidence of further review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary outside the review periods indicates a foreclosure was closed and bill due to a HAMP modification.

413323263	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Borrower spoke with servicer and refused to update demographics.  Borrower made a payment via telephone 2/26/2016 in the amount of $774.50 process date 2/26/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

413781804	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2014.  The last contact was made on 8/22/2014, in which the borrower requested a password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

413894691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower called in and transferred to direct sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

414399186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower made a payment via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Notes indicate that the borrower was discharged through bankruptcy; no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

414699885	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2014.  Borrower electronically requested the change to paperless statements on the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

415290294	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  Servicer spoke with borrower regarding ACH problem. Borrower emailed the correct banking information on 05/24/2016 but was never notified that we needed this information sent with the borrower physical signature. Agent also advised borrower can set up the ACH online. Borrower stated has not been able to access online account. Agent advised borrower would need to re-enroll as a new website was launched on 04/05/2016. Borrower was upset and requested note and amortization schedule. Agent advised borrower would have a fee and may not be able to be completed due to the step rate modification causing interest rate increases. Agent pulled the note and modification and reviewed with the borrower and explained at origination interest rate was 6.375, in 2010 loan modification was completed with E-trade financial which took the interest rate to 2.000% with step rate changes in 2015 to 3.000%, 2016 to 4.000%, 2017 to 5.000% and in 2018 to 5.125%. Borrower stated that BayView amortization does not show this. Agent advised borrower that the modification would take precedent over XXX amortization and advised that the prior servicer may have made a mistake. Borrower is requesting these to be emailed to him. Agent advised borrower that they will be emailed to him today. Borrower requested to have the late charges on the account waived as he has tried to resolve these issues but has not been getting any correspondence from emails he has been sending in nor has he received any return calls when he raises concerns over the phone. Agent advised borrower a request will be put in to see what can be done. Borrower stated will make a payment online in amount of $3244.72 which pays the June shortage payment of $368.56 plus July payment of $2876.16 and set up the ACH with the correct banking information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was modified under Non Government plan. However, details and terms of loan modification not provided in comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

415635948	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2015.  Borrower called to ask about the 1098, stated that it needed the SSN corrected, advised the borrower that the SSN on the form is correct per the file, a W-9 will be sent to the borrower to correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

415654929	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2014.  Spoke to 3rd party regarding status on the loan modification. Servicer advised there are no other options available at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

415785798	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2015.  Borrower made inquiry in regards to payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a bankruptcy on this loan. Noted on 02/20/2015 call transferred to bankruptcy department and borrower requested that the bankruptcy code be removed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

415918665	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower requested a copy of the 2016 year-end tax statement via email. Servicer advised a statement was sent via email on 12/31/2015 and will be available online by 01/18/2016. No further concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

415968615	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower inquired when payment was received and the next payment.  Lender advised that payment was received on 5/3/2016 and that the next payment is June 2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

416242341	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  The last contact was made on 8/21/2015, in which the borrower had a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

416352231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  The last borrower contact was in regards to automatic with drawl information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

417553029	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2013.  Inbound call from borrower, promise to pay made for November payment.  Issues with online service, payment fee waived due to issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

417706875	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  Borrower called in regards to the home warranty.  Borrower wanted to know the number in order to contact them.  Lender provided the number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower requested payoff via website on 05/02/2016.

418125456	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Borrower made inquiry about mortgage insurance and a cancellation form for appraisal. He also inquired about the incentive, he thought he would receive it every year.  He was explained once the $5000 is added from incentive he no longer get it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

418666914	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower was contacted on the delinquent payment, borrower provided the new payment amount and he made a promise to pay the difference of $130.66 by the 25th. Stated he does not read the statement and wasn't aware the payment had changed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

418697883	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2015.  The borrower advised that was changing the insurance carrier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

418709871	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Borrower called to make a payment, borrower declined ACH offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

419114466	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  Notes on 11/02/2015 reflect that the borrower called to make a payment and update his name to XXX.  The borrower was advised to submit a request along with his picture ID.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

419277303	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2015.  Borrower called to make payment. Upset at the total amount. Advised to return modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

419598981	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2014.  Borrower called on letter for the $5000 incentive, borrower advised to sign and send it back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

419801778	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  The borrower was advised that their taxes increased from $3 and the insurance increased from $3 and is required to maintain a balance of $988.91. They were advised that if they pay the shortage their payment will be reduced to $1.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

420119460	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  The borrower called in on 08/04/2015 to make a payment.  The borrower called in on 06/01/2015 to confirm the modification was booked and was advised it was and the new payment is due this month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

420153426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  Borrower contacted and advised to do a pay by phone for August payment. Borrower advised she will try again later.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

420610968	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2016.  Talk to borrower, advised of June payment showing due, advise not reflecting, advise options. Borrower has website may go online from now on.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

420762816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  The borrower called to inquire about ACH set up and was advised to use the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

420869709	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2015.  The borrower stated he mailed a payment for $3946.11 on 04/03/2015 and will send the additional $60 property inspection fees with his payment next month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

421303347	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

421352226	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2015.  Borrower called and wanted to know why the payment was not drafted out of her account on the 15th. She does not want late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

421708869	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  The last contact was made on 8/5/2016, in which the borrower inquired about a possible refinance; borrower was advised to check with banking institution as servicer was unable to do refinances.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

421963614	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower contacted the servicer on 04/14/2016 to inquire about the bi-weekly payments not being processed correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

422313264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2014.  The borrower inquired about lender paid expenses advanced due to the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The mortgage insurance was cancelled per notes dated 01/08/2016.

422339238	2	[2] Evidence loan has been modified. GENERAL COMMENT (2014-08-XX): Modification is noted.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2014.  During the last contact with the borrower they provided their reason for default, as agreed to schedule a payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Full details of the modification were not identified in the loan comments. Comments dated 03/05/2014 indicate a completed modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

424098477	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  The borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

424176399	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  The borrower called to inquire on when the last statement was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

424206369	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2015.  Borrower called to make a payment and stated she had medical issues that caused a delay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

424483092	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2015.  Borrower called due to receiving a 2nd notice for the modification incentive, advised borrower the first one was received and not to send in the 2nd.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

424674900	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  The a3p on the account to have number removed on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

424748826	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  Spoke to borrowers attorney, he wanted to know if the final funds had been released for the repairs. Advised that the inspections are complete and the funds are in the process of being released.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

424886688	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The last contact with the borrower was established on 02/09/2016 at which time the borrower called inquiring about their request to have the escrow shortage spread over a 24 month period. The borrower was advised the request was received and it would take up to five days to take effect.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

424978596	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The borrower inquired about the modification process and "wanted to know any other name on the account".
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

425197377	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  The last contact was made on 10/30/2015, in which the borrower inquired about a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

425227347	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2014.  The borrower wanted to refinance to keep their interest rate fixed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

425547027	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Notes on 01/13/2016 reflect that the borrower promised to pay 1,257.82 by 01/15/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

425651922	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower called on 05/24/2016 to see is servicer could hold off on disbursing the insurance payment as they want to attempt to get a better rate.  Servicer they would contact the insurance department.  Borrower inquired on 06/08/2015 about a modification incentive document they received and was hesitant about putting their social security number on it.  Servicer advised it is to ensure the correct person is submitting the document.  HARP solicitation was mailed on 05/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

425849724	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  The borrowers last communication was to make a payment. Borrower was advised the last payment made was returned.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary dated 05/01/2015, the loan is in an approved modification. There is no further commentary regarding the modification.

426119454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  Borrower called and made a promise to pay, stated they had excessive bills this month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

426460113	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  The last contact with the borrower was established on 02/03/2016 in regards to the borrower promising to pay $71.19 by 02/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

427404168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2015.  The borrower called to request information of what in included in the unpaid principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was approved and set up on 09/XX/2011 to be effective as of 10/XX/2011. There is commentary that states loan was in Foreclosure; the last foreclosure activity reinstatement was 03/XX/2011.

427424148	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

427678893	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2015.  Inbound call from borrower, wants to know his current principal balance.  Advised unpaid balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

427827744	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  The borrower called and stated that he is supposed to be due for 12/01/2015 and not 11/01/2015. The borrower was advised there was a payment made on 06/26/2015 but the payment was reversed. The borrower was advised the issue would be researched; however, the borrower hung up and no further mention of the issue is noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

427950621	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower returned a call and was advised that the account is current and the agent is unaware of why the borrower was called.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower said they were set up on an "unofficial repayment plan". Borrower was sending in payments that were put in suspense and returned, as no payment arrangements had been set up in the system. Borrower was also missing a payment in March 2015, causing late fees. Borrower disputed that late fees should have been removed on account, and on 05/11/2015, the 10/29/2014 call that borrower was referencing a rep said late fees would be removed, determined that late fees being waived during repayment plan period would be waived was false. It still appears that some late fees were reversed 05/15/2015 as a resolution. There were also prior verbal payment disputes that all appear to be resolved.

428751819	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2015.  Borrower called in to request a coupon book.  Lender advised will be mailed on 12/30/2015.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

428969601	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Last call from borrower was to discuss Escrow and payment amount for April 2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

428994576	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  The last contact with the borrower was established on 10/14/2014 at which time the borrower inquired about the HAMP program and receiving the $1,000 incentive.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified under the HAMP prior to the review period.

429360210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A HAMP modification was approved on 05/XX/2012 and to start on 06/XX/2012.

429607962	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2015.  Borrower inquired about escrow stating that he pays his own insurance and HOA, however escrow statement shows it being paid.  Borrower then changed insurance companies and requested a refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.  On 10/XX/2011 Bankruptcy removal was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

429785784	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower called, advised that it takes 2-3 days for the funds to come out of the account, borrower stated she would like the funds to come out today. Borrower advised that if there is a NSF on the account, ti takes about one week for the response to be sent back from the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

429914655	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Notes on 03/08/2016 reflect that the borrower promised to pay $561.22 by 03/17/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

430537032	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower authorized his son for 30 days.  Third party inquired about payments made on 05/20/2016.  Servicer advised of two installments. One for $1108.03 and the other for $800.03.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

430555014	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called in to verify payment so advised $1179.65 due on account as of 05/01/2016.  The borrower asked for the mailing address for payments.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments referenced a bankruptcy, however; there was no evidence to indicate the bankruptcy was closed as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

430649919	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

430921647	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The borrower inquired about payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

431018550	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Talked to borrower and notified borrower that payment was posted to account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

431344224	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  Spoke with borrower, paid by phone in the amount of  $1618.22 plus $20.00 paid by phone fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

431400168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2014.  The borrower inquired about the status and loan details on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

431476092	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called in wanting to know the overall balance on his account and was advised the payments need to be made within the grace period
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The collection comments indicate the bankruptcy was discharged, but no filing date or discharge date is evidenced
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

432294273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2014.  Borrower contact on 06/12/2014 shows a payment was issued with the effective date of 06/12/2014.  Borrower was advised by servicer on 02/19/2014 modification is in process of booking.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

432325242	2	[2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2016.  Borrower called and stated that his wife has passed away. He wanted to know if he should update his will because his wife was to have inherited all. Borrower told that it is not necessary, but if he wants the property to stay in the family he could do that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

432499068	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The borrower called to advise not to pay the bill we received from their insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

432548019	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Servicer contacted borrower regarding May 2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

433046520	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2015.  Recent contact shows borrower issued a dispute.  HARP solicitation package was last sent on 05/05/2016.  Skip tracing methods were evident.  Request was received on 11/26/2015 regarding a credit dispute and a research was opened.  Issue was cited as being resolved on 12/16/2015 as an adjustment was sent to the credit bureaus for the month of July 2015 to remove the negative reporting as the payment received was not posted until August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

433093473	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower called in as they had gotten calls telling them to call in whenever they made a payment to reaffirm. The borrower is wanting to look into reaffirming.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary reflects a bankruptcy was discharged, but the loan was not reaffirmed. There is no evidence of the chapter or the date discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

433136430	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2013.  Spoke with borrower who stated that he tried to make a payment online but there was a fee. Agent advised anytime after 10 days from due date there is a fee. Borrower stated will mail payment off in a few days, did not clarify when.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

433334232	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Borrower inquiring about corporate advance.  Servicer advised it is for streamline modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

433335231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Notes on 10/08/2015 reflect that the borrower called in and stated that something came up and that he can't pay the October payment until 10/22/2015.  The borrower asked what the late fee and was advised the loan late fee was $37.34.  The borrower stated that they would make the payment via the Web on 10/22/2015 including the late fee.  The borrower was advised that they may still receive calls from NSM.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

434032533	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2015.  Borrower called in to request 1098 to be sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

434248317	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2015.  The borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

434652912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  Borrower requested to have website password reset, he needed his account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

434796768	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2015.  The borrower is attempting to purchase another home
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

434834730	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  The last contact was made on 7/12/2016, in which the borrower called to unlock their online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

435783780	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2013.  Borrower called in and was inquiring about fees that were listed online Agent advised borrower that the fees were corporate advance fees and that the $200.00 was for attorney fees. Borrower then asked about the deferred principal amount and inquired where he was late for September and if it affected the deferment. Agent advised borrower would need to transfer him to the modification department. While agent was speaking with representative from the modification department the borrower hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Borrower called in on 06/20/2012 and advised of water damage to home and wanted to know if insurance company would cover the damages. Agent advised borrower he would need to contact the insurance company. Borrower stated he has insurance company contact information. No further comments relating to water damage. No evidence of insurance claim being filed and unable to determine if any repairs were made to the home.Comment on 12/31/2015 reflects mailing address updated online and reason for update in mailing address indicates renting the property.

435946617	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2014.  Borrower called in and asked how he could get information on the account. Agent advised borrower that he will get a coupon book but he will have no access to billing statements or website. Agent advised borrower once bankruptcy is closed will then be able to resume statements and online access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  Unable to determine with servicing comments available if  proof of claim was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

435952611	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

435995568	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called to make payment. Provided balance and loan maturity date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

436266297	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called to confirm receipt of the last payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

436277286	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower called to find out what the payment amount would be once the shortage was paid. They also inquired on re-modifying the loan. The borrower was advised they would need to speak with the modification department due to the loan being currently modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment dated 02/XX/2016 the loan was previously modified.

436384179	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called stating she did want 16 day letter sent to her. Servicer advised that these letters cannot be stopped and stated that payment is due on the first of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

437198364	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2015.  Borrower called in to inquire about property tax payment. being paid. Lender advised amount paid for each year and also transferred borrower to tax department
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

437604957	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  Borrower called and asked about the escrow amounts, advised that the current balance is -$2923.55 and if they did another analysis today the shortage would be -$3737.05.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

438006555	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  The borrower called in wanting to know why his last payment did not post to his account.  He was advised it was posted to his escrow rather than his account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  This loan is modified under Chapter 13 bankruptcy and is performing under modification payments.  The collection notes do not reference filing date, etc.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

438238323	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Promise to pay taken of $700.86 by 4/25/16 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

438245316	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

438622938	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Co-borrower asked to be taken off paperless mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

438712848	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2014.  Borrower requested verification of the holder of their homeowner's insurance policy. Servicer advised they did not have this information due to the property being a condominium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

438742818	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  On 03/10/2016 the borrower called in to get refinance information and made a promise to pay on 03/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

438906654	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Servicer called borrower and borrower made a promise to pay $568.97 by 09/17/2015 via bill pay,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

439420140	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2014.  The borrower called in to inquire about their escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

439438122	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower requested a payoff and states he wants to go with a different insurance company. He also wanted to know where the extra payment in February was applied to. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

439580979	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  The borrower called to schedule a payment and concerned that the automated system had the wrong information. The servicer advised that the issues will be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

439793766	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2014.  The borrower was called in regards to the payment due. The borrower advised the payment was already sent in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A comment dated 03/20/2014 indicates that the borrower was laid off.

440066493	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  The borrower called regarding the increase in his escrow payment. The borrower was advised that the insurance premium and the taxes increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

440124435	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  The last contact with the borrower was established on 02/17/2015 at which time the borrower called in to ask about the short sale process. The borrower was advised to obtain a realtor then call back to begin the short sale process. There was no further evidence of the borrower pursuing a short sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

440858700	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

441090468	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2015.  The last contact with the borrower was established on 07/31/2016 at which time the borrower inquired about the increase in their payment. The borrower was advised it was due to an increase in their escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

441208350	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  The last borrower contact was in regards to a making an online payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/21/2016 reflect evidence of a previously completed STEP Rate Modification.

441673884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2014.  Inbound call form the borrower, with no notes referencing what the call entailed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The collection comments reference a bankruptcy completed on 3/XX/2012 but there is no information regarding the case; filing date, discharge/dismiss date, etc
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

441794763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  The borrower requested a copy of his year end tax statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

442479078	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  The borrower wanted to gain access to their online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

443064492	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  On 09/21/2015 the borrower requested that a complete loan transaction history be sent to the borrower's mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

443288268	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Borrower requested a temporary password be sent to him for his online account. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

443313243	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

443547009	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  Borrower called with refinance questions, was transferred to mortgage company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

444212343	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2015.  Customer inquired regarding changes in account and was informed it was due to changes in escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

444623931	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  The borrower was unable to access online information and the website password was reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claims checks were released for $6,051.23 on 08/28/2014 and $7,483.21 on 09/05/2014 for flooring.  There is no evidence that the damages have been repaired or that the claim was closed.  The damage repair amount is estimated at $13,534.44.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

444879675	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The borrower called in due to making a  double payment in May. They were advised that their next payment is due for 07/01/2016. They decided to leave the double payment as is.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

445160394	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  Comments referenced a dismissed bankruptcy, however; there were no additional details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 1/18/2012 - Co-borrower stated that borrower passed away in 2009. Death certificate is in file.

445573980	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2015.  Borrower wanted to cancel ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

445602951	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2015.  The last borrower contact was in regards to the modification terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

445915638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  Inbound call from borrower, escrow inquiry.  Borrower wants to know status of mortgage payment decreasing but showing deferred escrow balance.  borrower to send additional payment to cover shortage. There has been no contact attempts from the servicer in the past 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

445957596	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2015.  Borrower inquired about their interest rate increasing. Servicer advised that due to their contract, they will have a rate that gradually increases over the next three years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

446158395	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

446265288	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  The last contact was made on 2/18/2016, in which the borrower requested an equity analysis since changed insurance and premium is lower than before.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

446578974	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2014.  Borrower updated their email address via the website on 08/06/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

446707845	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called in to see how his principal increased on the account he said he sent in 2 payments and advised he makes principal payments and a regular payments monthly. Servicer advise borrower that the amounts applied to principal are not the same and that is the reason for the difference in the principal. Borrower mad a promise to pay $137.66 by 03/10/2016 via speed pay. There has been not contact attempts by the servicer within the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Unable to determine if bankruptcy is still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

446723829	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower called in and wanted to know the amount she has to pay for the next month payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 5/13/2016 - Borrower met requirements for early PMI removal.

446869683	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  Borrower called in regarding insurance cancellation notice she received. Contacted agent and confirmed payment was received and no lapse in coverage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

447372180	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  The last contact was made on 11/12/2015, in which the borrower wanted to confirm that a payment had posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

447527025	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called and stated he was concerned because he was getting multiple calls that his house was for sale; the representative advised him that they did not have anything to do with this.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

447878673	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  The borrower made a payment of $1141 which left a balance of $54.38 due. The borrower was unaware of the increase in escrow so the borrower set up bill pay for the remaining balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

448147404	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Borrower called in stating her insurance has yet to be paid borrower wants to make sure her insurance gets paid, Advised will transfer to the insurance department
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

448713837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

449836713	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2014.  Borrower inquired if the account was set up on ACH payments. The servicer confirmed the account is on active reoccurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

449907642	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Called and spoke with borrower gave status of account. Borrower stated mailed $454.73 on 10/1/2015 and promised to pay $454.73 by 10/14/2015 via mail. Borrower was given the Know your options site counsel.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

450050499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2014.  The borrower called to verify the new payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

450120429	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower requested 1098 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

450149400	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Outbound call to borrower, promise to pay.  Payment scheduled for 4/15/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

450379170	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  The last contact with the borrower was established on 04/30/2016 at which time the borrower called to verify the $5,000 was deducted from the principal balance in regards to the incentive paperwork they previously submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

451114434	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower called to update banking information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary reflects the servicer keeps soliciting the borrower for HARP.

451385163	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  The borrower called and said they were going to mail in a payment and the escrow shortage; the borrower was provided the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 05/04/2015 reflects borrower called in and stated subject mortgage is not showing up on credit bureau report. Borrower stated a reaffirmation was completed and it was never filed with previous servicer. Agent advised borrower that there is nothing we can do to change that and advised borrower she has the option of doing a refinance and provided borrower with the number to the refinance department.

451455093	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called in and stated online account was locked. Agent unlocked the account and provided loan number. Borrower forgot username and password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There is a comment from 03/04/2016, "Inbound Bankruptcy Call".  Unable to determine if a Bankruptcy was filed.

452211336	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower called in to request an account modification due to being laid off on 06/05/2016. The borrower was advised of the unemployment program as well as the modification. The borrower was transferred to the accounts resolution department for assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

452473074	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  The borrower was contacted, provided cell phone authorization, was deemed current on her mortgage and stated that she would like to wait to pay for the next month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

452503044	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2015.  A third party called in to verify what the highest interest rate the loan will go up to and the highest payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

452563983	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called  in to get his loan number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

453438108	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  borrower called in wanting to discuss escrow shortage
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however no additional information was provided and there was no evidence to indicate a bankruptcy was active by the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Stephanie Bellman is authorized on account

453861684	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2013.  Borrower inquired if extension forms had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 04/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments dated 4/30/13 and 4/17/13 indicate borrower inquired about a 60 day extension which was granted if paid $194.18.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

454291254	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  The borrower stated that he would make a payment online tonight or tomorrow. The reason for delinquency was cited as  curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan was modified outside of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

454542003	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The last contact was made on 2/29/2016, in which the borrower had a payment inquiry and indicated would be calling back same day to complete a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

454937607	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  The borrower called in regards to a payment in the amount of $89.13 that the borrower accidentally sent in. The borrower stated the payment was supposed to be for a HELOC with another lender. The servicer stated the request will be entered and the refund will be mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

454945599	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2014.  Mrs. called in upset stating that she received a call even though she made her payment on the 1st. Advised Mrs. that dialer calls the number once payment is not received on the 1st. Mrs. declined ACH. Advised borrower rep will note the acct. Mrs. was upset. Borrower stated that her web payment for July will be made on 07/01.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

455558985	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2015.  Borrower was called regarding December payment, borrower thought it had been received, he stated it was sent by bank on 12/19/2014. Borrower was advised to contact his bank to check on the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

455728815	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  Borrower called to inquiry about the loan modification and was advised it was rejected due to no response and was escalated to see if servicer would still honor as the documents were received on 05/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure outside the review and was closed on 06/XX/2015 with the modification being booked.

456059484	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

456089454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2015.  Borrower called to advise that the payment will be made on the 8th via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

456097446	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower scheduled a payment for 05/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

456264279	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called in advised received a check from FEMA / FNIP for water damage which occurred 12/04/2015 in amount of $2219.75. Servicer walked borrower through the website to obtain RSA and advised if claim exceeds $10,000.00 they will need a final inspection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Details of the modification were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  02/01/2016 received a check from FEMA / NFIP check in amount of $2219.75 for water damage which occurred on 12/04/2015. Servicer advised borrower they would need to request a final inspection if the claim exceeds $10,000.00. Details of the damage were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower  received a check from FEMA / FNIP for water damage which occurred 12/04/2015 in amount of $2219.75. Servicer walked borrower through the website to obtain RSA and advised if claim exceeds $10,000.00 they will need a final inspection.

457017525	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  The borrower called in to make a payment and requested their payment history to see which late fees were not paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments, Loan already had a HAMP Tier 1 Modification at Prior Servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

457191351	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called and made a promise to pay, they can not pay earlier, her husband doesn't always get paid on the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

457694847	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

457925616	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2015.  Borrower 2 calle din advised that she had not received a statement. Servicer advised borrower it was generated on 09/10/2015. Borrower advised she pays 2 weeks prior to the due date and that she does not use the internet for correspondence.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy but no specifics of bankruptcy noted,
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

458033508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  Borrower stated she has until the 16th and she doesn't need assistance. However did not provide Serivcer with payment details and hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Pay history shows payment made on 07/11/2016.

458052489	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2013.  The last contact with the borrower was established on 07/29/2013 at which time the borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

458843697	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower inquired about the late fee balance. Servicer advised the fee was removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

459035505	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

459123417	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2014.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

459139401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

459345195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower inquired about interest increase in her payment.  Servicer advised per terms of modification agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

459349191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2015.  The last borrower contact was in regards to a requested pay history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

459381159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower scheduled a phone payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

459651888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called to see if the March payment he had sent to prior servicer was sent., Advised the February payment was applied. Borrower stated he would make another payment online tonight.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Missing collection comments from 02/18/2016 to 08/31/2016.

460148391	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  The borrower called in and promised to pay $129.42 by 02/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

460364175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower wanted to know the 6 year anniversary date of the loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower spoke with servicer on 08/27/2015 and stated payments are too high. Borrower advised he lost his job and he new job pays less and wanted to apply for loan modification. Agent took financials and mailed out financial packet for borrower to complete. No evidence borrower submitted financial packet for modification review.

460574964	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2015.  The borrower called to verify insurance was paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was approved 01/XX/2014 and starts on 03/XX/2014. The loan was in foreclosure. The foreclosure was reinstated 02/XX/2014.

460673865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2013.  The borrower stated that they would mail September's payment with the statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

460675863	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  On 07/07/2015 the borrower had wanted to know how much the escrow payment was. The borrower was also interested in the HARP refinance program and was transferred to a specialist. There is no follow up noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was HAMP modified prior to the review period.

461005533	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2014.  Borrower called in however, details of call not provided. Comment does reflect late fee correction completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure was closed and billed 07/XX/2014 as loan was brought current through loan modification.

461335203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2014.  Borrower called and advised that Home Owners Insurance amount per year was incorrect and should be $2632.00. Agent called Insurance Company and verified amount was $2942.00. Agent advised borrower to call Insurance Agent and request a new updated policy with correct amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

461346192	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  Borrower called about a demand letter received. Account is current and on recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

461787750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  On 02/25/2016 the borrower called with a mortgage insurance question.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

462113424	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2014.  The borrower was advised the loan was current and the borrower stated they did not want the paperless billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

462206331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower called and asked about the HAMP incentive, she said she lost the request document before she could sign and return it. The availability was verified and borrower was emailed a new copy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

462207330	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2014.  Per commentary, last options discussed on 11/18/2013 were via email in reference to modification being completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

462377160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  The borrower called to make sure that the  home owner's insurance policy was paid by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

462426111	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2015.  Notes on 02/28/2015 reflect that the borrower was advised of the total amount due and stated that a partial payment will be sent next Friday to complete February payment due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

462517020	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

462857679	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower made a payment and loan is now current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 01/29/2016 hardest hit funds posted. Comments reflect unemployment record received. 03/28/2016 recast record received.

463513023	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Spoke to borrower - inquiring about payment and grace period. Borrower requested a one-time courtesy removal of late fee. The borrower promised to pay $789.59 by 10/01/2015 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

463520016	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2016.  Borrower was sent an updated payment history from servicer with relation to their credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was completed 10/XX/2011, prior to the review period.

463606929	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2014.  The borrower advised that they had a income reduction, and they wanted to reduce their principle.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

463789746	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  The borrowers last communication was to verify the tax amount that was last paid thru escrow. The borrower was sent a copy of the tax bill and escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was approved 03/XX/2013 and starts on 06/XX/2013. The borrowers last communication was to verify the tax amount that was last paid thru escrow. The borrower was sent a copy of the tax bill and escrow analysis.

463790745	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  The borrower advised that they were going to mail the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

464096439	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2015.  Borrower called regarding the incentive letter she received, advised her she is eligible to receive the $5000 towards princiipal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

464510025	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  The borrower scheduled a payment for 07/14/2015 on the web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

464558976	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Borrower needed assistance with getting account unlocked to make payment on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

464832702	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Notes on 05/02/2016 reflect that the borrower promised to pay $790.67 by 05/04/2016 via Speedpay.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

464835699	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  The borrower called to see how they could place their daughter on the deed and were told they would have to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

465018516	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  The borrower called and requested a breakdown of the lender paid expenses. The documents requested will be sent out via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

465026508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  Borrower called in regard HAMP Letter received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

465049485	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The customer set up a payment for $900.03 to be drafted on 5/19/2016 and had the late fee removed as a one time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

465251283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2016.  An authorized third party wanted to know why the borrower still owes for February. The third party was notified a payment was reversed on the third.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

465997536	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2014.  Borrower called and wanted to find out why her payment increased. No specifics of conversation was noted in the collection comments provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

466054479	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Message was received from borrower on 05/10/2016 stating they are no longer in bankruptcy and revoked all authorization for their attorney; from XXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Full details of the bankruptcy was not available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

466122852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called to get 1098 faxed for taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

466340193	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

466630902	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  Borrower called in to have principle payment of $310 applied to December payment. Submitted research request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

467572959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Spoke to customer regarding the 16 Day Letter - he wanted to confirm that the servicer had received his payment.   The servicer advised that the payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

467705826	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower didn't realize the payment already posted to account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was modified in 08/2011.

467722809	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower called with questions about his billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

468143388	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower called and wanted to adjust the due date for the loan, Borrower was advised that the only way to do that was to refinance. Borrower may look into adjusting the grace period, that the modification set the due date. Borrower stated she does not understand when modified by the prior servicer she is being penalized, borrower again advised that she can look into a refinance or changing the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

468165366	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

468200331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

468213318	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  Borrower called requesting the maturity date of the note. Advised borrower the loan matures 11/2035 and rate is 3.125% with rate increase on 12/2016.Borrower provided P&I and next due amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2010.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

468357174	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  Authorized third party inquired about reviewing annual escrow statement and asked if the escrow would be readjusted if they paid the shortage amount. Servicer explained the way the payment is applied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

468372159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  The borrower contacted the servicer on 07/22/2016 to inquire about the amount due.  The servicer advised that $3,153.22 is due for August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

469009521	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Servicer spoke with borrower and is requesting the statement due for 08/01/2016 to be sent to his email address on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments indicate loan was  modified under Non Government plan. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

469361169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2015.  The borrower called to make sure that their payment was processed. The borrower was advised the payment was processed on 03/31/15 and the next payment would be due for 05/01/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

469401129	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2013.  The borrower called in for the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

469474056	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2014.  Borrower called in responding to emails, she forgot to mail the payment early and was finally mailed 07/19/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

469895301	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called in with a promise to pay 05/11/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No case number is noted in comments.  Per note dated 01/29/2015, borrower wanted to have on-line access since the bankruptcy was discharged.  No other indication in the notes about the bankruptcy discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

469896633	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower requested information about updating their ZIP code. Servicer advised borrower to get a form from their local post office and send the information to the research department for an update.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 4/10/2015 referenced a bankruptcy, however; there was no additional details regarding a bankruptcy provided and no evidence to indicate an active bankruptcy on file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notes on 05/27/2016 reflect termination of MI coverage. Previously, the premium was paid as agreed.

469946583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Borrower called and made a phone payment, borrower declined recurring payment options and was provided with web site options for payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

470043486	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

470623905	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Spoke with insurance agent and requested updated information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

470731797	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2015.  Borrower called in set up promise to pay for 11/12/2015 in the amount of $869.26 for the month of November provided verbal confirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary indicates the bankruptcy was discharged; the details regarding the case were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

471262266	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The borrower called and advised that he would be sending over a copy of the insurance policy that is in force so that the lender placed insurance may be removed from the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

471415113	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  Borrower called and advised that he received a letter stating that an inspection was needed.  Borrower stated the work is not done and will  schedule an inspection when the work is completed.  (Property inspection was completed at 100%)
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

471558969	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Borrower phoned in payment effective 10/16/2015 in the amount  of $1,548.46 provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

471575952	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  The borrower called in on 08/25/2015 to dispute the 30 day hit to credit.  The borrower was advised that the 08/2014 payment was paid in full prior to the 30 days but was misapplied.  The transaction applied funds to principal and also to suspense.  The borrower was unaware of the suspense funds until the suspense funds were returned to the borrower.  The issue caused a trickle down effect each month after showing the borrower was late.  The credit dispute was entered.  The credit reporting was corrected and the issue was resolved on 09/11/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

471796731	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.  Borrower made promise to pay and informed had to make sure funds were there.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

472253274	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  The borrower called in to get assistance using the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

472270257	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  The borrower had called in to inquire if their loan was changing; the borrower was told that the payment was adjusting in August of 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

472500027	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Borrower requested escrow analysis and the analysis was mailed to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

472777749	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower contact on 04/05/2016 cites they use the grace period.  Borrower was cooperative as servicer advised status of loan.  No loss mitigation options were discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

472801725	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Third party authorization was received for the borrower's spouse.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

473198328	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2013.  Borrower stated someone else pays this and she will have them send a check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: No comments showing after 12/18/2013. Document may be corrupt.

473792733	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower spoke with a representative and the online account was set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

473848677	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called in and requested copy of 1098 year end statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

473886639	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2014.  Servicer called borrower in regards to mortgage payment. Borrower advised payment is going to process today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

474648876	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  The borrower called in to confirm the next payment date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

474861663	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called scheduled a payment for 02/01/2016 in amount of $1376.43 plus $19.00 fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

475006518	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2014.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

475380144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

475726797	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Notes on 05/10/2016 reflect that the borrower received a tax bill in the amount of $2,133.82 due on 06/06/2016 from XXX County Treasurer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

476096427	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2015.  The borrower discussed the payment increase due to an escrow shortage and then scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

476146377	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower inquired about the escrow shortage, servicer advised the amount of the shortage.  Borrower made payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

476409114	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower made a promise to pay by the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

476733789	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Outbound call to borrower, borrower states hardship as unemployment and income reduction.  Income financials picked up from XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

476756766	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called in regards to making a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

476766756	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.  Servicer advised that payment was short $81.04 due to escrow increase. Borrower stated will look at escrow statement and send in remainder of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

476869653	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

477078444	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2016.  Borrower called and wanted to have the online account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

477133389	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2014.  The borrower called in and stated that they wanted to reverse the principal payment amount from September's payment and combine it with the principal payment from December's payment to make the January payment. They were advised approval would be needed from a Vice President and to call back on Monday. They stated they would make a full payment in February.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

478170351	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

478903617	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower called and was provided the number for information about a HARP refinance; no further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

479024496	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  Borrower called in and requested for MI to be cancelled. An appraisal is to be ordered for the home and agent sent a PMI cancellation form via email to the borrower. Agent offered home warranty and borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

479555964	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

479696823	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower called about online access. The servicer stated the borrower needed to re-enroll for account access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

480011508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  The borrower wanted information on how to have her last name updated on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

480459060	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  Borrower stated on 07/09/2015 they were issuing payment in the next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

480726792	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

481048470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  The borrower called about late fees on statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

481438080	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  inbound call from borrower to have the ACH stopped due to his payroll not posting until the following day.  He was advised that no ACH was set up on NSM side, but if it set up through bill pay he would have to contact the bank regarding the draft.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

481555962	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2015.  The borrower called to get information about their January payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

481661856	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2015.  Borrower called in and made a payment in amunt of $601.98 and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

482280237	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower called to sign up for the equity accelerator program. The borrower stated that he wanted to set up biweekly payments but was advised that partial payments are not accepted and that is what the equity accelerator program is for.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

482349168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2014.  Borrower requested paperless statements on 10/11/2014 via the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

482427090	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2014.  Notes on 09/04/2014 reflect that the borrower inquired about a letter that he had received and was told to disregard the letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

482828688	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  The borrower sent an email that they were unable to access their account online. The borrower's password was reset for them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

483395121	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period.

484339176	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2014.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The real estate fraud certification was executed per notes dated 12/23/2015.

No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification

484487028	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  Borrower called in and said he made payment through his bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

484747767	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

484855659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called to make sure insurance was paid and advised that it was.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

485614899	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2015.  The borrower contacted the servicer on 02/11/2015 to request a password reset in order to access the online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

485723790	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  The borrower called in with questions about an insurance refund and his payment breakdown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

486021492	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Notes on 05/04/2016 reflect that the borrower promised to pay $1,370.40 by 05/27/2016 via the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

486659853	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  The borrowers last communication was to get information on a modification. Borrower was advised the loan already has a modification and it’s for the life of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

486767745	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2015.  The last borrower contact was in regards to the application of the curtailment payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

487038621	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  The borrower called regarding a letter received. The borrower was advised that their current insurance coverage is insufficient to cover the loan balance and if proof of replacement coverage is not received, lender placed insurance will be issued. The borrower confirmed that the insurance agent has the fax number to send the policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary 12/26/2014 the loan was modified. There is not any further information about the modification in the commentary. Borrower requested a new modification on 12/26/2014 and was advised any new modification will raise the interest rate. Borrower was advised to apply for a refinance.

487440072	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Borrower inquired about credit and advised that once bankruptcy is discharged, credit will only be reported if account is refinanced. Borrower intentions is to keep property and advised that he will call back and transfer to refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2012.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Most recent HARP solicitation was noted on 05/05/2016.

488153358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2015.  Borrower called and asked why she was receiving calls, Advised it was due to lapse in insurance and that the policy has now been updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

488206305	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2015.  The last contact with the borrower was established on 10/20/2015 in regards to the borrower switching insurance carriers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

488640870	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Borrower requested a mortgage statement, the servicer advised they cannot provide a statement but can provide a payment history..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

488681829	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The borrower received online access assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

488883627	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  Borrower called in to change his mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

489673836	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  The requested the 1098 form which the representative sent via e-mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

490068441	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2014.  Inbound call from borrower, escrow inquiry.  Escrow analysis generated, advised borrower overage due to tax decrease and MIP refund received 7/2013 offset by MIP refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

490101408	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower called for general account inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

490158351	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  The borrower discussed the escrow shortage but was informed could not pay on the corporate advance balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There was a discharged bankruptcy per notes dated 03/21/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 11/XX/2013 as the loan was modified.

490187322	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Inbound call from borrower, calling about $48,000 showing as owed.  Notified the amount is due now but she can be paid at the end of the mortgage.  The amount is from the modification done in 2011.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

490581927	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  The borrower advised that they received a letter about their modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

490641867	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Spoke with daughter who is authorized 3rd party about the details of  modification and what would be needed. Advised she can apply by gathering the financials.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

490959549	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  The borrower requested an update on account which was provided for him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

490988520	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2014.  Borrower requested suspense funds be used toward escrow not principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

491082426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower authorized a payment in the amount of $883.72; effective 08/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

491252256	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2014.  The borrower expressed interest in lowering the interest rate and was advised that refinance was the only option available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

491699808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  Notes on 11/25/2015 reflect that the borrower called to have the account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 04/24/2014 indicated there was potential damage to the property. The claim was listed as non-monitored. Insurance claims were received and returned to the borrower. There was no mention of a date of loss, type of damages or that damages continue to exist.

491998509	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Promise to pay taken for $957.52 by 7/14/16 via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

492025482	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Agent spoke with borrower and advised borrower of modification denial reason. Borrower inquired about refinance. Agent advised that she may be eligible and provided phone number for refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 5/6/2016 - Hope Loan Denied/Modifications Denied - FNMA Non-delegated Modification - Default not imminent. FNMA Standard Modification - Default not imminent.

492148359	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2015.  Borrower was unaware of the escrow change.  Borrower made a promise to make a payment by 07/30/2015 in the amount of $147.59 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

492618888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  The borrower contacted the servicer on 08/22/2016 to authorize a payment in the amount of $2,400.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

493109397	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

493802703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  The borrower discussed the equity accelerator program as well as the original and current unpaid principal balances.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

493998507	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  Homeowner called regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.  Date of dismissal or discharge not indicated, used comment date that indicated case was closed for discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

494044461	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Spoke with agent about policy term and renewal information.  The borrower was approved for modification and was booked 10/XX/2013 effective 11/XX/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

494319186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower scheduled a payment to be made on 05/25/2016 in the amount of $923.96.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

494604900	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Spoke to borrower at home - advised the borrower of last payment received and counseled borrower on the "Know Your Options" site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

494658846	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2014.  The borrower called check on the status of the refund check and was advised that the request has been submitted to send another one.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 08/18/2014 reflect that one of the borrowers is deceased and the death certificate was received.

494833671	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Outbound call to borrower, Agent advised status of account and borrower promised to make payment of $491.21 by 2/17/2016. Borrower declined Automatic deduct payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

495197307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Spoke to borrower - inquiring about the year-end 1098 form; requested to have it faxed.   Advised the borrower that they will arrange a fax to the borrower.   The borrower was attempting to  access the 1098 online but did not know the online password.    The servicer emailed a temporary password and did a password reset for the borrower to access online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

495316188	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2015.  Borrower phoned to inquire why they owed an additional $100 to escrow. Servicer advised borrower that they made short payments and therefore additional funds were necessary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

495822681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Lender explained extra payment, balance, terms and conditions of the modification.  Borrower advised that payment was mailed in yesterday.  Borrower made a promise to make a payment by 02/18/2016 in the amount of $941.14 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

495922581	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2014.  The borrower called regarding a late fee; he thought he had made the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

496048455	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Borrower called in and was transferred to direct sales. Details of call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

496111392	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Borrower called to request assistance with cancelling the ACH payments. Borrower made a promise to pay $1092.90 by 01/19/2016 via web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

496280223	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower contact on 02/25/2016 cites borrower did not know the interest rate changed on the loan with an increase of $189.13.  Servicer advised funds were in suspense and submitted a payment correction with borrower issuing payment for the difference.  Comment dated 02/26/2016 cites there are no funds in suspense and request was denied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

496733769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called regarding the pay for performance notive.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

496845657	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called to check on the status of her $72 refund. Servicer advised that the refund was rejected and it was instead applied to a payment and will cause the account to be delinquent. Servicer put in a request to have the late fee for March waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

497257245	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The borrower had questions about refinancing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

497682819	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  An authorized third  party called in to confirm that the insurance renewal had been received, The document was received and there was a payment request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

498305196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2014.  Borrower requested copy of loan note to be mailed. Servicer mailed document to borrower 08/29/2014
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

498509991	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Outbound call to borrower, promise to pay taken.  Payment scheduled via speedpay for 2/11/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

498626874	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2015.  The borrower inquired about the amount of the next payment due and about the corporate advance amount in which the borrower was informed that it was from the modification and will have to be paid, but does not accumulate interest.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

499165335	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The borrower stated on 12/22/2015 that had lost their job; and no further details regarding employment status was cited as of the review date.

499186314	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Advised the borrower to send in documents to determine if she qualifies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

499575924	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Servicer contacted borrower and borrower made a payment in amount of $839.76 plus $9.95 fee to post 05/24/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

500128371	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2014.  The borrower mailed the payment for 12/01/2014 in the amount of $242.41.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

500297202	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  The borrower called to request a 1098 tax form be faxed to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

500300199	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  On 04/29/2016 the borrower requested refinance information and was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

501044454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2014.  On 10/13/2014 the borrower requested that a 1098 be sent to email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

501045453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Inbound call from borrower, calling to have the interest amount paid in 2015 an 2014 from her 1098.  Advised of amounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

501839658	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  Borrower wants to remove her deceased husband's name from the loan. Advised her to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

502210287	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower called about payment inquiry and was advised that there was a double payment and funds were sent back to the borrower for the 2nd payment. Borrower was advised that payments have cleared.  PMI was cancelled as of 01/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

502912584	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  The wife of the deceased borrower, is unauthorized on the account and was advised to go to the courts to get executor of the estate. Prior contact on 01/04/2016 borrower advised payment was going to made that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

503335161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2015.  Last contact was with borrowers insurance company.  Borrower requested the ACH form to be mailed on 02/18/2015.  Servicer last attempted to contact borrowers' insurance company on 03/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

503461035	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2015.  The borrower stated that she didn't know she was behind a month in her payment. The borrower was given the total amount due and her loan number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Collectioncommenst reflect minimal details..
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

503694963	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  The borrower called to inquire about the terms of their loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

503778717	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The borrower called in to request a transaction history be sent to them. The borrower stated the property was occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The Chapter 7 bankruptcy filed around 02/XX/2012 may not include this loan. The borrower advised this on 02/16/2012. There is not a case # or fling date provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The  loan was 2 X 30 day delinquent during the the past12 months, creating a moderate risk of furture delinquency.

503898597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower inquired about the monthly billing statement - details not provided. No additional questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

504005490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  Mortgagor two called,  advised cure, stated that she had a change in her escrow and needed to know if ACH will change advised will change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

504061434	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  Inbound call from borrower, stated she has already made the July payment, cellphone authorization obtained. Know your options site counseled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

504657837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2014.  Borrower called to see if the payment posted, verified all ACH information and told to call back as it has not posted yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

504888606	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower sent a written dispute regarding $32.35 in fees. The borrower was sent a letter on 04/12/2016 of the resolved issue; the $32.35 is the remaining late charge balance as of February 18, 2016 on the date of the March 2016 statement that was generated. This amount was paid on March 13th and a copy of the payment history was mailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

505112382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  The borrower called to say they want 1098 tax statements for 2013 and 2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

505160334	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower called in wanting to know if ACH was received. Borrower stated she thought ACH was set up. Borrower made payment with agent in amount of $1491.52 and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments reflect loan was previously modified. However details and terms of loan modification not provided in comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comment on 08/04/2016 reflects property inspection ordered. However, inspection completion date and results not provided.

505185309	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  The borrower wanted to know if they could receive a receipt for their payments. The borrower was advised the receipt will be on the billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

505345149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  The borrower called in to inquire about ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

505426068	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015.  The borrower called in for recast information. The borrower was advised that the servicer cannot provide the amount changes. The borrower was advised to send a request form for the change details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

505604889	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2013.  The borrower advised would be setting up ACH payments the following day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

505724769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.  Borrower made inquiry to confirm the 720 form was received; was advised yes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary outside of the review time period noted on 07/20/2016 borrower requested payoff.

505932561	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower stated she made a payment on 03/09/2016 and the funds have not yet been withdrawn from her bank. Servicer advised borrower to allow until Monday to see if funds are withdrawn.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

506241252	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2014.  The borrower was called in regards to the payment due. The borrower advised they already spoke with someone in regards to the payment and it would done that day via western union.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 02/10/2011 indicates documents were received for deceased husband. There was no additional information provided on the deceased in the comments.

506375118	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  The borrower called in to verify the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  Comments dated 03/30/2015 reflect that one of the borrowers filed for bankruptcy and the other did not; the borrowers are separated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

507019473	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower was sent an ACH set up form and was directed to the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

507258234	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  The borrower made a promise to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

508655835	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2015.  The borrower was solicited for payment and he stated that he thought his payment was already processed. The borrower stated that he will set up a payment via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

508919571	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  The last contact was made on 7/28/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

508926564	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

508980510	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  Borrower called to get the next due date as a mobile application showed the account 2 months behind.  The borrower was advised that the account is up to date and nothing outstanding.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

509091399	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

509207283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower inquired about a letter that she received. She was advised to disregard the letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

509287203	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2014.  Borrower wanted to know how to remove son-in-law from loan; advised would have to refinance
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/XX/2013.  The modified principal balance is $382,200.54.  The modification interest rate is 3.25%.  The modification maturity date is unavailable.  Step rate 3.25 24 months; 4% remainder of loan; term 480
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

509410080	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower made a promise to pay in the amount of $918.67 by 06/09/2016. Borrower also requested the unpaid principal balance on account. Servicer advised $134,620.83.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

509491998	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The last contact was made on 4/1/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Comments indicated the loan was previously modified prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

509945544	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Called and spoke with co-borrower and advised it was a courtesy call to verify if they had received the monthly statement and if they had any questions in regards to the statement. Borrower reply that they did receive the statement and had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

509967522	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The borrower called in with a third party and dropped off the line.  Borrower called on 02/12/2016, advised that her XXX Modification is under review and there are no documents required at this time. Additional comments indicate the modification review was completed and rejected 2/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

510060429	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called to schedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was filed as of 08/XX/2012 and discharged as of 03/XX/2014 with no termination date. Filing information was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

510459030	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called and advised she mailed her payment on 03/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

510606882	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  The borrower was upset to learn the additional deferred balance in the amount of $83,084.68 was due to their modification.  The borrower requested the payoff balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

510805683	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Servicer spoke with borrower who made a promise to pay $1117.00 by 04/05/2016 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: PMI was cancelled as of 01/22/2016.

510991497	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The borrower called to inquire on why the monthly payment increased. The borrower was advised it was due to the increase in the interest rate from 3.00% to 4.00%. The borrower then inquired on when the next payment is due to change, the borrower was advised it would be in 06/01/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notation dated 03/21/2016 indicates the loan was previously modified.

511933554	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Borrower called in to determine the reason their payment increased. The borrower was advised the annual taxes and insurance went up causing the increase in their monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

512579907	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Last call was to confirm borrower's changing insurance provider to State Farm.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

513199287	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2014.  The last borrower contact was in regards to the interest rate and escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/21/2016 reflect evidence of a previously completed STEP Rate Modification.

513438048	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Borrower scheduled a bank draft payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

513572913	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2014.  The borrower wanted to know why the foreclosure was showing on credit report when the foreclosure didn't go through and the servicer advised that the reporting of foreclosure proceedings is required.  The borrower requested a letter to show that the account was not in foreclosure. The borrower stated that the foreclosure never went through and the bank never took possession of the property. The servicer sent a response on 07/16/2014 stating that as of 04/2012, the loan modification was approved and since then the account has reported current. No corrections were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

513757728	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower contacted the servicer on 05/25/2016 to verify that the flood insurance policy has been paid.  The servicer advised the payment was made on 05/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

514108377	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower wanted to check the amount of payment and advised that the next payment was due 05/01/2016 in the amount of $2,357.68. Borrower also wished to discuss refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Last HARP solicitation was noted on 05/05/2016.

514112373	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower was advised that a bankruptcies are not reported to credit agencies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

514122363	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

514223262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  Advsd B1 of Lst Pay
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

514308177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2015.  Borrower called in regards to the modification terms.  Lender educated the borrower on the modification agreement and rate changes.  Borrower requested a copy of the modification agreement to be sent via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

514591893	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Lender advised the borrower of the total amount due.  Borrower made a promise to make a payment by 05/25/2016 via automatic line.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

514958526	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Borrower called to confirm the fax number he has for PMI cancellation was correct. He also wanted to know what the amount of his loan payment was. Agent assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

514962522	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2015.  A third party called in to verify the amount of the insurance premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

515234250	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2014.  Borrower inquired about an increase in their escrow payment. Servicer advised that an escrow analysis is completed yearly and a shortage was discovered, hence the increase in premiums.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

515769714	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

515830653	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The borrower called in to make a payment. Inquired about options since the payment is increasing from the step rate modification. The borrower cannot afford the payments at the increased rate. The servicer suggested short sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

516096387	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower called upset does not have online access to the account; agent advised this is due to the borrower's active bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Incomplete data related to bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: 2010-2011 foreclosure contested 06/XX/2011, request for production sent to court 11/XX/2011 and filed 11/XX/2011 no pending contested issues. 03/27/2013 NACA modification request reviewed.  05/21/2013 Borrower states can not afford $1200.00 trial payment due to excessive obligations.

516438045	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

516471012	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  The borrower called about a letter regarding the suspense balance of $84.00 and requested it be applied towards a payment on the loan by sending an amount of $564.78.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A bankruptcy case was completed on 02/XX/2012; but no further details were cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

516667815	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in requested a payoff statement. There has been no contact attempts from the servicer in the past 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

516830652	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in to speak with the refinance department. Call was transferred to the refinance department No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

517364118	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower inquired if the late fees on the account could be reduced due to her being laid off from work, borrower states she continued to make payments however they were made after the grace period. Servicer advised borrower could pay the late fees in payments. No indication of servicer waiving late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

517403079	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  The borrower stated their spouse should have made a payment on 06/16/2016 but they would double check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A-Loan appears to be perfotming.

517676805	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  The borrower advised had sent in the October payment and was reminded the due date was the 1st.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments reflect a bankruptcy case was closed on 05/XX/2012; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower called on 09/29/2014 and advised that the payment dated 06/03/2014 was misapplied towards principal only; stating should have been applied towards the monthly payment.  The payment correction was requested on 10/03/2014; but no evidence of its completion was cited.  The pay history indicates that  the payment was applied towards interest, no principal. The dispute was resolved as no further communication was cited.

517915566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  The last contact was made on 8/31/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: A comment on 10/08/2015 states that the loan is no longer eligible for a HAMP mod due to the loan already being HAMP modified with a prior servicer.

518001480	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  Borrower wanted to know about LTV and how to remove MI. Servicer gave the borrower options and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

518094819	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2015.  The borrower inquired about the pay for performance letter that they received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

518135346	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  Borrower spoke with servicer as to why he owes $108.80 as payment cleared the bank on 11/13/2015. Borrower was advised payment was short. Borrower promised to pay $108.80 by 11/26/201 via website. Servicer emailed requested documents to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: PMI was cancelled effective 01/05/2016.

518266215	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

518780700	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2015.  Borrower inquired about refinance
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

518812668	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower made a promise to make a payment by 02/17/216 in the amount of $966.39 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

519046434	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The borrower called to get assistance with unlocking online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

519062418	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  Borrower called in to advise he is changing Insurance Companies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

519252228	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

519482997	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower called to ask for a copy of the 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

519601878	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan is performing with next due for 09/2016.

519728751	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2013.  The last contact with the borrower was established on 12/30/2013 at which time the borrower was advised to keep making their trial payment amount until the modification is booked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The account was referred to foreclosure on 08/XX/2013. The foreclosure was closed and billed per notes dated 01/XX/2014 due to loss mitigation assistance.

520097382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower called in and was informed of the payment changes coming on the loan as well as made a promise to pay $875.32 by 05/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

520241238	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2015.  The borrower called to get a break down of bill and stated that she didn't receive her monthly billing statement. The borrower was given the breakdown and a billing statement was also emailed to her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notes dated after the review period indicate the borrower filed a Chapter 7 bankruptcy on 06/XX/2016 in XXX.

520398081	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  The borrower called asking about their escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

520492986	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  QA was provided to the borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

520609869	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  The borrower requested their credit report to be updated. They were advised to fax a copy of their credit report for review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

521082396	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2015.  Borrower called to update insurance information on 03/10/2015 and servicer deleted the pending payment and updated insurance from XXX to Farmers. Borrowers' daughter called to find out if the loan could be modified and was advised no as as they were under a modification.  Daughter then asked about refinancing to a fixed rate and call was transferred to refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

521283195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower is uncertain she can afford the new payments. Discussed HARP.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

522250227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2013.  Borrower called regarding payment decrease, advised to due to escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A new bankruptcy case was noted on 08/XX/2011 and was removed on 11/XX/2011.  No details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

522770706	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2014.  The borrower send an email requesting a copy of the 2013 year end summary and inquiring about why paper statements aren't sent in the mail anymore.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

523075401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  The borrower inquired about the transfer in servicing; agent advised no changes would be made to the account.  The agent assisted the borrower to reset the online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments on 10/20/2016 reflect the servicer inquired about employment issue or property damage due to FEMA disaster; borrower advised had been out of work for a week but did not foresee any issues with their payments.

523755720	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  On 06/30/2015 the borrower called in with a billing inquiry and wanted to know why a late charge was assessed. The borrower paid on the  17th, after the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

524001474	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called in to inquire about their mortgage insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

524088387	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  The customer was verified and transferred with no other details of the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

524328147	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2014.  The borrower called to find out what the corporate advances were for. Borrower was provided with an email and fax number to submit research request to and the request was never received. There is not any further commentary on this.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

524374101	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2014.  Authorized third party called in and advised estimated payoff is 10/01/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: Borrower was seeking short sale and submitted documents for review. However, comment on 09/17/2014 reflects investor declined request to participate in program. No additional information regarding short sale or any additional attempts to pursue.

524969505	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

525258216	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2014.  Borrower contacted servicer to inquire on how to remove the other borrower from the account with a possible refinance, however; there was no evidence that a refinance was pursued further.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

525279195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2016.  Borrower requested to have her escrow shortage spread over 12 months. Agent assisted and call ended. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

525316158	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2014.  The last contact was made on 1/29/2014, in which the borrower requested a paper statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

525429045	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower requested a copy of the modification agreement. Emailed a copy to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

525522951	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower advised 03/08/2016 that the March 2016 payment has been mailed. Borrower indicated he was too busy to talk to servicer at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

525616857	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2015.  Borrower requested a change in the date on auto draft to reflect the 15th of each month. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

525882192	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Servicer contacted borrower and went over reinstatement option and a repayment plan was discussed with the borrower. Borrower made a promise to pay $1553.15 by 05/31/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

526339134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

526679793	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower called and asked about her payment increase, advised that it was due to an increase in escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

526979493	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower made a promise to pay by 05/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 09/29/2011 states the loan classification was changed from Bankruptcy to foreclosure.  The details regarding the bankruptcy were not documented.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

527183289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  Borrower was advised that the payment had not been received yet. No further commentary regarding indicated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

527377095	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  The borrower was advised that they were approved for a one month extension and account is current.  The borrower stated that she thought she was being approved for a two month extension and was upset that she wasn't.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

527590881	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2015.  Borrower called in about property taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

527633838	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

527740731	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There has been no contact with the borrower within the 36 month review period.

528345126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2015.  The last contact was made on 10/31/2015, details of contact were not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

528383088	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2014.  Borrower called in advised will make a payment via bill pay on Friday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

528772698	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

528921549	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  Borrower called to make sure that the last payment was received, advised it was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

529419051	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  On 03/11/2016 the borrower said that the payment had been mailed on 03/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

531717750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Borrower stated payment has been mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

531733734	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2015.  Servicer contacted borrower regarding returned check. Borrower advised has not received it yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: On 02/19/2016 borrower paid 4 months of payments and reinstated the loan.

531764703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2015.  The last contact was made on 4/16/2015, in which the borrower had an insurance inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

532194273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  Borrower called in and updated all information; the call was transferred to Direct Sales at Nationstar Mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

532441026	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

532500966	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  The borrower inquired about suspense funds; the servicer stated they could be applied the following month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

532511955	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  On 03/10/2016 the borrower promised a payment by mail by 03/21/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

532731735	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The authorized 3rd party inquired about cancelling the ACH transaction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

533143323	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2014.  Borrower called to make sure her payment for May was credited and documented.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy stated but no information in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

533146320	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  Customer requested transaction history sent to mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

533189277	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Borrower called to get clarification on forbearance cancelled. Servicer advised borrower it was completed and no late charges. Servicer advised borrower the $75.00 on the statement was from 09/2014 and 10/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

533241225	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2015.  Borrower stated she mailed her payment on 03/03/2015 for $767.87 and stated she would verify the payment with her bank and call back to see if it was processed. Servicer advised they had not yet received the payment as of this time. RFD is payment was lost in the mail. No indication of borrower calling back to confirm payment processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

533449017	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  Borrower's wife called and wanted information on the account. Representative informed wife that she is an unauthorized third party and that he would need authorization from her husband.,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  Bankruptcy details not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

533569896	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called in and was informed all installments need to be made monthly to remain in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There are several references to a closed bankruptcy; however, no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

534089376	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower called in regards to the HAMP program. The borrower was advised letter she received was advising the HAMP was finished and of the $5,000 incentive. The borrower was also advised to send in the Real Estate Fraud Certification form. No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

534345120	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  The borrower called in regards to the February 2016 payment. They inquired if the loan was on automatic payment due to a payment that was drafted out of their bank which they stated they did not do. The borrower was advised the process if wanted payment reversed. The borrower stated would check with their family member to see if they made the payment early in error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

534852612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

535573890	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2014.  10/01/2014 at which time the borrower inquired about the fees totaling $2,218.86 assessed on their account. The borrower was advised they were from corporate advances and added to the back end of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

536331132	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The 3rd party had a general payment inquiry regarding the percent going down.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

536364099	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called with questions, no details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

536415048	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  Borrower needed help with registering account online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 05/28/2011 reflects death of borrower with death certificated received on 09/11/2012. Noted on 10/31/2014 assumption agreement set for recording. Loan assumption was completed on 10/XX/2014.

536709753	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  The borrower sent an email regarding updating his zip code.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

536712750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

537178284	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2014.  Borrower gave verbal authorization for XXX for 24 hours. 3rd party requested a copy of the modification. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

537395067	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower inquired if the foreclosure case had been closed since was in an unspecified law suit per notes dated 01/07/2014.  Prior foreclosure proceedings were closed and billed on 01/XX/2014 as the loan had been modified.

537539922	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called in but no notes from that call documented.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

537547914	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower called in and requested a copy of the 1098 faxed to their attention.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

537550911	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  Borrower inquired when the servicer last received a payment. Servicer advised payment was received on 01/16/2015. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

537745716	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower called and request that PMI be removed from account.Agent advised Loan To Value is 87.83% and should be 80% or can pay $11980.13 towards principal to be removed. PMI forms emailed to borrower.  Borrower also wanted to discuss late fees on account. Agent advised borrower will waive 3 fees if he pays the remaining 7 fees. Total amount to be waived $94.98.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

538200261	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

538417044	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower stated will pay by 04/20/2016 in the amount of $741.12. Borrower stated property is vacant, had stated occupied 12/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

538462998	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Borrower called in wanting to speal with someone on the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

538486974	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  Inbound call from borrower, made payment on 4/21/2016 for April payment.  Wants to cancel the pre-scheduled payment dated 4/22/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

538739721	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2014.  The borrower was advised of the total amount due. They authorized a payment via bill pay draft/mail for $1,253.35 scheduled on 09/12/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

538765695	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  Borrower called to see what short sale process involved. Servicer advised to get reals estate agent and call back once property is listed. No evidence borrower followed up and listed property or retained agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

539085375	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  Borrower 2 called in and stated she received a certified letter Friday and the payment sent in cleared on Friday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comment on 12/22/2010 reflects bankruptcy closed due to case closing order entered on 12/XX/2010. Details of bankruptcy not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

539227233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

539283177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

539497962	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2014.  Borrower called regarding the $180.89 on his statement.  Servicer advised it was for escrow, he has been paying short since May.  Borrower still did not understand and servicer advised he would have someone from the escrow department contact him.  Escrow representative explained deferred escrow balance which was originally $192.99 which was not spread plus $10.60 from not making payments toward the shortage for four months equals $203.59 minus the two escrow payments that were made leaves a balance of $180.89.  Borrower then wanted to know why his payment went up from $1728.65 to $1742.65.  Servicer advised the increase is due to tax increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

539714745	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Per comment dated 04/12/2013 the home is damaged and the insurance company will not cover any of the damages. There was no indication of what the damages were or if they were ever resolved. On 12/07/2012 notation states there was roof damage to the shingles, but unable to confirm if same damages from 2013.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Exception grade level 2 (property damage) - Per comment dated 04/12/2013 the home is damaged and the insurance company will not cover any of the damages. There was no indication of what the damages were or if they were ever resolved. On 12/07/2012 notation states there was roof damage to the shingles, but unable to confirm if same damages from 2013. There has been no contact with the borrower in the past 36 month review.

539786673	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

540274185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  A payoff quote was requested on 02/18/2016 and sent out on 03/14/2016, this was not withing the last 60 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

540876582	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 08/14/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2014.  The borrower was contacted on 08/14/2014 about his 07/01/2014 payment.  He made the payment by speed pay, creating a next due of 08/01/2014. The borrower was sent a copy of the forced place hazard insurance policy on 07/22/2014. On 07/19/2014 the borrower stated he had insurance and was told to send in a copy of the declaration page and the account payment would be adjusted if the force placed insurance was canceled; to date there is no reference to insurance proof being received.  Notes indicate that the borrower is a truck driver and not always available for contact/payments. There has been no recent discussion regarding loss mitigation.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Motion for Relief was filed 02/XX/2014.
MODIFICATION: The loan has been modified.  The modification date is 12/XX/2012.  The modified principal balance is $251,730.00.  The modification interest rate is 2%.  The maturity date of the loan was extended to 12/01/2052.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A

541724733	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower was informed about the status of the modification review. The borrower was informed that a denial letter will be sent out due to excessive forbearance and the debt ratio is outside guidelines. The borrower stated intention to resubmit the application due to previously being unaware that income from a contributor could be included in the application and a new package was requested to be sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No filing or closing information evident in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

541745712	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  Borrower called to request password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

542184273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Customer called in with promise to pay $83.93 7/14/16 via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

542271186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2013.  The borrower was called and advised their modification documents were being sent out withing the next few days from when the call was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There is a junior lien on the title that has not been satisfied by the borrower.

542646810	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Borrower called in to get 1098 for 2014. Documents requested and emailed to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 07/28/2014 reflects borrower lives out of the country. Unable to determine if this is still the case.

543055401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  The last borrower contact was in regards to the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Comments dated 03/21/2016 reflect evidence of a previously completed STEP Rate Modification.

543593862	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2014.  Borrower called and requested a reset of the online password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

544268187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  The borrower stated that they would be making a payment  online around 8/09/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

544392063	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called inquiring about his monthly statement. Borrower requested statement sent via Email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

544625829	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

545007447	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  On 01/13/2016 the borrower wanted the phone number for customer service. On 01/12/2016 the borrower requested the monthly payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

545150304	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  On 02/172016 the borrower requested that the 1098 be sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

545292162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2015.  Borrower contacted verified all information provided. Advised that he works out of town and pays rent  there and mortgage on home, things are tight. Advised he will pay online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

545880573	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  The borrower called reporting a hazard loss claim and was advised of the overnight address to send the check to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A hazard loss check in amount of $5,982.18 was endorsed and mailed to the borrower. Details of the damage and claim were not provided, but the claim was noted as non-monitored. Unable to determine if repairs have been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

545996457	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  advised payment already scheduled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:

546104349	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2015.  Notes on 01/15/2015 reflect that the borrower was inquiring on the type of loan that he has.  The borrower was advised that it was a Fannie Mae loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

546108345	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Borrower called to inquire if the escrow deposit was received and was advised yes and the escrow analysis was ran on 05/13/2016.  Comment dated 02/05/2016 cites borrower requested the mortgage insurance to be removed and was advised they do not have mortgage insurance.  Borrower called on 09/16/2015 to inquire about receiving a letter about their HAMP program.  Servicer advised to fill out the document and send back as on the 66th year anniversary they could receive up $5,000.00 to be applied towards principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated 04/06/2016 cites mortgage insurance audit was completed and cancelled as it was late.

546635817	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2015.  The last borrower contact was in regards to property inspection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

547293159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2015.  The borrower called to scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

547298154	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower called in and made a promise to pay $1600.41 by 04/25/2016 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Foreclosure was closed and billed 12/XX/2013 as loan was brought current through loan modification.

547465986	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  The borrower called to stated that they were having issues accessing their account online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

547887564	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  On 03/30/2016 the borrower wanted to know how the payments could be lowered and option were discussed including refinance, deed-in-lieu and short sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

548092359	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  The borrower requested a copy of the signed modification agreement; the document was sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

548255196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower called in to advise he paid the taxes and will email the receipt.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

548359092	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called to ask why someone called him; he was advised that he received the call to inform him that his payment had been posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Comments in 2014 indicate that NACA was working with the servicer on behalf of the borrower on a modification.

548447004	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower called to discuss options which weren’t listed in commentary and made a promise to make a payment by 05/25/2016. The borrower also stated property is occupied. The co-borrower on 03/29/2016 requested the unpaid balance, not specifically a payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 02/16/2016 indicates there was a prior bankruptcy.  The details regarding the case and the status were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Modification step rate notification provided 4/21/2016.

548479971	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Borrower's intent to keep the property was verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

548523927	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2014.  The borrower called in on 12/02/2014 asking why there is deferred escrow and was advised due to the payment changing in May and she continued to make the old payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

549457992	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2015.  Borrower called in about his ACH being set up and was advised there was no late fees for January yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

549488961	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2013.  The servicer contacted the borrower and the borrower made a promise to pay $1128.52 online on 09/02/2013. The servicer reminded the borrower that ACH is available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

549558891	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower called in to schedule a future payment. The fee was waived if the payment arrives prior to the 22nd.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

549747702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  The borrower called to request a payoff quote which was emailed to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

550187262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called in and made a payment in amount of $1366.38 and was provided with payment confirmation number. Agent solicited ACH in which borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

550195254	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  The borrower called for assistance in making a payment. The late fee was waived due to the borrower setting up the ACH draft. However the system stopped processing the borrower's payments for unknown reasons.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

550313136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

550733715	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2014.  address changed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:

550886562	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  The borrower stated they will be paying online. The borrower also declined possible repayment plan and modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

551247201	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The last borrower contact was in regards to a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/XX/2016 reflect evidence of a previously completed STEP Rate Modification.

551368080	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  The borrower called in to find out the status of the modification and to review the account. She was advised the loan is in review with the underwriting department and to follow up later. The modification was denied on 08/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower noted on 05/XX/2016 that their spouse is deceased.

551438010	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The borrower confirmed that their escrow was removed from the account. Servicer advised borrower yes and advised the loan is due for 09/01/2016 in amount of $1,680.33.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

551521926	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower called servicer back regarding payment status; servicer advised payment had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

552049398	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  Inbound call from borrower, payment inquiry.  Borrower wants to know payment amount for the 6/1/2015 payment.  Loan reported as current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

552208239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower advised that the payment has already been made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There was a discharged bankruptcy per notes dated 11/15/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The  mortgage insurance rescission was overturned and the coverage was reinstated per notes dated 03/04/2014.

552303144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  The borrower requested that her profiled be updated to reflect the correct address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

552594852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Servicer advised borrower of amount due. Borrower stated will pay by 03/15/2016 in the amount of $730.07.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

552911535	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower inquired for the next payment due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

553747698	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  Borrower called in because she was having trouble with making a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

553868577	2	[2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  An authorized third party stated that their payments were $870.00. The servicer advised the third party they were notified the payment amount was $871.12 in 05/2016.The third party stated they would make the remaining amount due for the payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

554026419	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2013.  Borrower is attempting to do a stop pay because she accidentally sent her payment in too early but advised that the check may still run and cause an NSF fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

554113332	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called and was provided the payment amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

554443002	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Borrower called in to provide 3rd party authorization to speak with a representative with XXX to obtain general account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy indicated in notes, however; no additional information was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

554613831	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  Servicer advised borrower total amount due. Borrower advised he is no sure when he will get funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments on 07/16/2014 indicate hazard loss funds were received and the servicer will endorse check and release. Check amount $10,052.30. Details of damage not provided and unable to determine if repairs are complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: 07/16/2014 hazard loss funds received for water damage will endorse check and release. Check amount 10,052.30. Details of damage not provided and unable to determine if repairs are complete.

554681763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

554717727	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  Borrower called and requested fax number to send in authorization for the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

554926518	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower advise that he mailed out a payment and is leaving town on a family emergency. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

554978466	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2013.  The servicer informed the borrower of the corporate advance fees on the account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

555000444	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  Outbound call to borrower, promise to pay taken speedpay set up for 11/16/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

555169275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower called in asking if will receive any check back.  Advised we will run analysis and if there is any surplus will be sent back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

555182262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  Borrower called and was advised that can send escrow shortage and payment will increase. Also advised borrower can send overage dsi check in the amount of $121.83 can be cashed or sent back to prevent shortage next year.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

555282162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Borrower made a promise to pay 588.78 by 12/21/2015 and advised she will try and pay the late fees next month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

555397047	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The last contact with the borrower was established on 05/23/2016 at which time the borrower inquired about when the next payment was due and if their monthly statements could be generated earlier. The borrower was advised of the next due date, and that the billing statements could not be generated earlier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

555510933	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2016.  Last contact with the borrower they were inquiring about the corporate advance fee. Borrower was requesting to have it removed and was advised would contact them back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

555737706	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Last contact with the borrower they discussed payment arrangements,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

556115328	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2015.  The borrower called about her next payment and was provided the payment information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

556222221	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2015.  Spoke with borrower who asked about the pay for performance. Agent advised if he keeps account in good standing on the 6th anniversary he will get $5000.00 principal reduction. Borrower return letter to Servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

556294437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called in to request an escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

556846596	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2014.  The last contact was established with an authorized third party on 11/10/2014 in regards to the payment correction process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

557235207	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Last attempted contact date 06/07/2013, borrower was approved for loan modification on 05/09/2011. Only recent contact from borrower regarding account servicing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

557590851	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The last borrower contact was in regards to making the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

557735706	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2014.  Borrower updated their email address on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

557736705	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Inbound call from borrower, mortgage insurance inquiry.  Customer states she sent fax and mail of PMI doc but appraisal not ordered.  Advised to email doc and I will upload it and forward to get appraisal ordered.  Advised I will not change email on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

557785656	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2014.  Borrower called in to advise not to pay Farmers insurance premium and updated his insurance carrier to XXX. No further communication was noted
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

557817624	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Comments indicated the loan was previously modified prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

558279162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2015.  The borrower called regarding a letter they received regarding foreclosure. The borrower was advised the matter would have to be researched further but the borrower refused and the call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

558388053	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower requested a payoff statement and updated email address online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

558723717	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The last contact was made on 5/12/2016, in which the borrower inquired about getting their modification extended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

558920520	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  The borrower called to inquire about the maturity date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

558934506	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower was contacted to follow up on a dispute regarding a payment that was lost in the mail. Representative advised them that they are doing a courtesy correction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

559506933	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  The borrower called to set up 3 payments for November through January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is no evidence of the date of dismissal or discharge; however, the comments dated 11/30/2011 indicate the bankruptcy  is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary reflects the loan was modified outside of the review period.

559623816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  The last contact was made on 2/18/2016, in which the borrower had a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

559696743	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower called to set up a payment for 2/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

559745818	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in to see about getting PMI removed. Agent transferred call to a representative in the escrow department. Details of transferred call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

559807632	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower called and stated he made a payment on bill pay and mailed an additional $1000. Borrower would like the additional funds applied to principal and requested the late charge to be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

559979460	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

560048391	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower was concerned because they thought that an escrow payment was being taken out twice. The payment was researched and there was only one being deducted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

560524914	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2010.  No recent comments about status of Bankruptcy.  Borrower is currently making payments according to a modification agreement.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

561067371	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  On 01/20/2015 the borrower was checking to make sure the insurance had been paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

561849588	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Borrower called to schedule payment for 02/22/2016 and to see due date could be changed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

562497939	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Spoke to borrower - asked what their intentions were with property.  The borrower stated the servicer should not be calling.  They always pay on time. The servicer educated the borrower on the know your options site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Only 2 references to Bankruptcy - 02/XX/2011 note and 09/XX/2011.

562521915	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2015.  The borrower called to inquire about their escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

562881555	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2014.  Agent spoke with borrower. Borrower states that she received her statement and wanted to know why her payment amount changed. Agent explained that an escrow analysis was ran and became effective in November.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  01/XX/2011 bankruptcy case closed. Details of the bankruptcy were not provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

562985451	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  The borrower called in to see when servicer will get reoccurring payment started.  The servicer said it will start on the 16th of the month.   The borrower promised to pay $1170.9 by 05/19/2015 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

563072364	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called to inquire about next payment due and to advise that he just made a payment today by western union.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

563096340	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

563448987	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Notes on 05/26/2016 reflect that the borrower called in upset and wanted to reverse the modification that was booked in 2013.  The borrower was advised to refinance if possible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

563457978	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2015.  Last borrower contact was to verify insurance premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

563784651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  On 04/15/2016 the borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

563887548	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The borrower called to find out why he is getting an extra charge on his statement;he was advised that it was a home warranty.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

564689745	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2014.  Borrower called and was provided with total amount due on the loan, borrower made promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

564865569	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

564931503	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2015.  The borrower informed that a payment had been scheduled online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy was discharged prior to the period available for review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

565046388	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  The borrower wanted to know if the payment was late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

565081353	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  Borrower called with questions on the billing statement, it shows they owe $1105.85 but online it shows $542.47, they were advised the statement was sent out prior to the payment being received. The online is correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

565525908	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2014.  The borrower's daughter informed the Servicer of one of the borrower's death. The daughter stated that their mother is deceased and their father wishes to add them to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period. Commentary dated 09/09/2014 reflects that the co-borrower is deceased.

565730703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

565829604	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

566014419	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

566482950	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Received a call about removing the insurance escrow form the account and advised them to speak with escrow department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

566804628	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  The borrower inquired about  a letter that she received. She also requested the amount and next payment due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

567164268	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower calle din to set up August payment in amount of $3,031.55 for 08/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

567174258	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  borrower called and made a phone payment, Borrower has scheduled the next 12 payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

567564867	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

567878553	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

568124307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2010.  The borrower called in to inquire about setting up ACH for payments
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

568211220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2015.  The last contact was made on 9/22/2015, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

568508922	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2015.  The borrower called to ask why their escrow was so high.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

568514916	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2015.  The borrower had questions about their insurance premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

568777653	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrower called for assistance resetting online account password. Borrower account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

568806624	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2014.  The last contact was made on 3/6/2014, in which the borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

569298132	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower called in, processed payment in the amount of $1484.74 with a $19 processing fee, confirmed owner occupied provided confirmation.  The borrower requested assistance and was approved for a second modification that was completed on 01/XX/2014.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The commentary indicates there appears to have been two bankruptcies filed.  The commentary dated 02/XX/2012 references the first one and on 03/XX/2013 states new bankruptcy filing.  The case details were not provided and there is no evidence of the bankruptcy being discharged or dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

569336094	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower called to make a payment. Borrower was provided with the web site and instructed how to enroll the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

569422008	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2015.  Borrower called in about the pay for performance. Servicer advised borrower that the pay for performance is basically a reward for making payments on-time. Borrower is has been receiving $1000.00 every since 2011 and extended their 6th year. Servicer advised borrower to sign and return $720 to get her 5000.00 pay for performance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

569724705	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period. It appears there was a bankruptcy that was completed prior to the available commentary.

569770659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower was contacted to solicit the payment and offer ACH, borrower declined ACH but scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

569953476	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The last borrower contact was in regards to the financial package. Borrower requested modification consideration and the reason appears to be due to increase in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 12/30/2014 reflect evidence of a previously completed STEP Rate Modification.

570174255
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2014.  Borrower stated the payment went up and she can no longer afford it. Payment increase was due to an escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

570454974	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The borrower called to see how much the payments are.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified  outside of the review period.

570584844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called in regards to a letter she received and was advised the Servicer want to notify her of all the modification plans they were offering. Borrower inquired about  refinancing noted on 03/11/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

570820608	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  The borrower contacted the servicer on 10/15/2015 to inquire about the interest paid in 2014.  The servicer advised that total interest payments in 2014 was $2,060.35.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

570829599	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called and stated they made a payment by bill pay, advised her of the process to fully set it up. Borrower provided instructions to make the payments online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Missing collection comments from 03/26/2016-08/31/2016.

571243185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower called to discuss payments and advise intention was to remain in the property and to remain in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

571424004	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Borrower called because she was unable to get into the online account, borrower was walked through the process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 06/13/2011 reflects claim check received in amount of $5759.01 and was endorsed and released to borrower as claim is under $10,000.00. No evidence if repairs have been made.

571517910	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  The borrower called in to make payment.  When learning there would be a fee for paying over the phone, the borrower decided not to pay over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

571738689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower was advised that their payment was received on 04/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

572026401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The a3p advised that they had just put in a payment in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

572593833	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2013.  Borrower spoke with servicer was advised the balloon feature was overridden due to modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

572938488	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  The borrower called with questions about a re-cast agreement that was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

573025401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

573187239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  The borrower called requesting help unlocking the online access so that he could make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

573283143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower called to ask why his payment is increasing, borrower advised it is due to an escrow shortage that was divided up by 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

573938487	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  Notes on 08/21/2015 reflect that the borrower called to have funds reversed from principal in the amount of $950.00 and on 08/19 $57.84 and to be posted towards the 09/01/2015 payment.  The borrower was advised that a follow up call would be placed once the funds are reversed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

574097328	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower wanted to know payments will increase and was advised that it was due to the escrow shortage of $855.21. Borrower was advised that she could pay the $855.21 in full to avoid the increase in monthly payment and was advised that the new payment of $976.43 would be starting on 07/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

574150275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2015.  Borrower requested to be transferred to a specific representative. Details of the conversation were not logged in the comments provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

574440984	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower made speedpay payment  in amount of $726.78 plus $19.00 fee to post 05/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

574521903	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2015.  Borrower made a payment in amount of  $823.38 to post today 09/17/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

574677747	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The customer needed assistance with resetting the password for the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

574707717	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2013.  The borrower called in on 08/30/2013 inquiring about the billing statement and was advised the last payment on 07/30/2013 was adjusted toward principal and interest and the excess was applied to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

575009415	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower had questions about HAMP incentives.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

575582841	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  The borrower called and verified all contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

575676747	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  Authorized third party (spouse) called to ask if the equity analysis was run and if the payment has changed. The servicer advised that it was verified the new amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

575895528	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Borrower called in regarding monthly payments, as well as to inquire about the PMI not being removed from monthly payments, even though borrower received a letter stating the PMI was removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

576140283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in to verify Servicer received escrow payment. Verify new payment and amount. Borrower stated will be staying with the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Account referenced Bankruptcy but no Bankruptcy information in file.

576590832	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2016.  Borrower inquired about late charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

576950472	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  The borrower called to request a tax form 1098 to be mailed to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

577092330	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2015.  The borrower called in regarding their escrow payment. They were transferred to the escrow department to get more information on why the payment increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

577352070	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower was contacted, she stated that she will make a payment by the 17th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

577513908	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The borrower stated the account was on bill pay with their bank and a payment was issued on 03/11/2016 and it should be received by the servicer shortly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

577557864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2013.  Borrower requested information on a principal reduction modification, however; there was no evidence to indicate a possible modification was reviewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

577594827	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2014.  On 01/30/2014 the borrower sent a message authorizing an email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

577628793	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

577905516	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  Borrower requested the late fee of $26.37 to be removed as she did not receive her Escrow statement and did not realize the payment went up, so borrower sent in the wrong payment around.  Representative waived late charge for June as a 1 time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

577947474	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower called in because he could not log in to the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

578197224	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Notes on 04/05/2016 reflect that the borrowers daughter called regarding payment methods and fees.  The 3rd party was provided general information and advised that written authorization would be needed or verbal authorization for account specifics.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

578340081	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower inquired on removing her ex-fiance off the loan and was advised to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

578478942	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  Borrower called to change the ACH draft date from the 15th to the 19th. The normal bi weekly will resume 08/02/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

578554866	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  Borrower called to advise he has 2 checks totaling $6733.57 for hazard loss claim. Servicer advised borrower the procedure and time frame regarding the hazard loss.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  09/25/2015 comments reflect hazard claim due to hail storm claim amount $6733.57 from State Farm. Date of loss 06/1/02015. No further details regarding the claim was provided.  The damage repair amount is estimated at $6,733.57.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Exception grade level 2 (property damage) - 09/25/2015 comments reflect hazard claim due to hail storm claim amount $6733.57 from State Farm. Date of loss 06/1/02015. No further details regarding the claim was provided.

579175245	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Inbound call from borrower, ACH inquiry.  Borrower called in to see if ACH auto draft had been set up, advised yes scheduled for 15th of each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

579712707	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower called to make payment in the amount of $871.68
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

579736683	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower called in to set up a third party authorization for the daughter and advised the ACH was set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

579755664	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2014.  The last contact was made on 7/15/2014, in which the borrower confirmed a payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

579763656	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  Notes on 09/14/2015 reflect that the borrower was provided with a payoff statement was provided with an estimate date of 09/30/2015.  The know your options site was also counseled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

579774645	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  The borrower made a payment over the phone and was advised of laste
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

579838581	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  Borrower inquired about the status of his ACH payments. Servicer advised payment was set for 10/01/2016. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

580181238	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2015.  Borrower emailed regarding the MI on the loan, advised that the LTV needs to be less than 80% and more than 60 months from the first payment. Current LTV is estimated at 80.28% and an appraisal will be required. Advised borrower removal is not guaranteed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

580259160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2014.  Borrower called and wanted to put his own insurance on the property and remove forced place, advised to send in the insurance bill.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

580738680	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2014.  Borrower was locked out of her online account. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

581235183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2014.  Borrower declined paperless statements via the website on 08/27/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

581294124	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrower called to request that a late charge be removed from their account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

581462955	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2016.  Borrower set up for ACH for the 23rd of each month beginning on 07/23/2016 in amount of $1,136.63.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

581616801	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called in to make the 02/01/2016 payment. Phone pay fee was waived and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

582181236	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower called to request a payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

582587829	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

582825591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower advised that they would like an explanation on their escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

582845571	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower requested a copy of the 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

583131285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called and is having issues accessing the web site. Borrower realized it was the computer, tried another one and was able to get online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

583637778	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2015.  Last contact with borrower on 02/27/2015 was to discuss a late payment letter and was advised to ignore.  Borrower also inquiring about statement.  The borrower was approved for modification and was completed on 07/XX/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

584231184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in to make payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

584564850	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  Borrower 1 was informed of the amount to bring current, $66.59, he said he would sent in via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Commentary outside of the review time period noted on 10/03/2012 property was identified as non owner occupied.

585141273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower inquired if February payment had been posted to account. Servicer verified payment posted. No further concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number utd.  The most recent bankruptcy status is discharged.  Noted 05/01/2012 Bankruptcy removal completed. Unable to determine case number, chapter or any further details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

585160254	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower called to see if her mailing address was updated, verified the address is correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

585465948	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  Borrower called and advised they were getting paid today and will be making the payment online tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

585521892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  Borrower called to check on July payment, advised it was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

586227186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Inbound call from 3rd party, stated he receives multiple calls about making a payment and spoke with rep on 12/4/2015. Advised a payment would be made, entered promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

586596816	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Last contact, borrower called in to make payment. The second borrower on the account is deceased.  A Financial package was sent out on 11/02/2014 due to the borrower needing assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

586637521	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2015.  Borrower called and requested password reset for the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

586917495	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  Borrower rate and payment is increasing and requested information on modification. Advised the account has already been modified. Borrower will speak to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

586918494	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2015.  The borrower contacted the servicer on 05/07/2015 to request that the servicer call her when the payment is received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

586940472	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

587067345	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  Servicer spoke with borrower concerning rate change. Agent advised borrower effective 08/01/2015 payment was changed to $1567.22 and advised borrower of shortage amount of $123.72. Borrower stated that he is on equity accelerated program and we need to contact them and let them know that the payment changed. Agent advised borrower he would need to reach out to them o advise them of the payment change and borrower indicated he would.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

587075337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Authorized third party called in wanting to know of different programs to keep the home. NO further details of call provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

587146266	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2014.  Outbound call from borrower, promise to pay made.  Payment scheduled for 11/12/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

587263149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  Borrower called and stated she was in the hospital, she is interested in refinancing. She was provided the number to contact on a refinance and stated she would send in the June payment via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

587712699	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower asked for the total amount owed on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: An escrow shortage of $3627.84 was paid on 01/30/2014 by borrower.  This shortage was due to flood insurance being paid and hazard insurance and taxes higher than projected.   On 9/10/2014 an escrow analysis was requested because loan no longer requires flood insurance.  Further investigation showed insurance deductible was above the maximum allowed.  on 12/29/2014 an Optional Flood Insurance Letter sent.
On 5/10/2015 Borrower called wanting to know why her loan payments haven't gone down since Flood is no longer needed. On 8/26/2015 flood insurance deleted from escrow.  On 10/26/2015 advised no longer being charged flood insurance due to flood zone change.
On 2/25/2106 the borrower asked for the total amount owed on the loan, advised the amount of $166,400.32.
On 5/24/2016 received cancellation notice of Insurance.

588063348	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Authorized third party called, verified principal balance, last payment made was 08/05/2016 and next due for 09/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

588133278	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  Borrower advised would make payment by 07/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

588650760	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower requested to have escrow shortage spread over 12 months. Borrower also provided an updated email address and mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

589333077	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  The borrower confirmed they had made their payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

589393017	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2015.  Borrower inquired about his billing statement, servicer advised his January statement has been mailed on 12/19/2014 and it normally takes 7-10 business days to be received. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

589472937	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2015.  Spoke to borrower - updated email address.   The borrower promised to pay $903.63 by 12/15/2015 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

589735674	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

589773636	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower requested to receive billing statements via mail and set up a payment for $1.385.85 to be taken out on 5/4/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

589972437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2015.  Borrower inquired about modification payment and was informed that new payment will be $543.66 and that it will increase 1% every year after that for the next 3 years and will stop at 4.625%. There has been no contact attempts in the past 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590035374	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the past 36 month review.

590059350	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590072337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2015.  Borrower made a promise to pay by 11/24/2015 via billpay. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590333076	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  Inbound call from borrower, interest rate inquiry.  Borrower stated they received a letter stating that he will be getting a higher interest rate in june per the mod docs.  Will look for the letter and call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590478930	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  The borrower called in and promised to make a payment for $890.07 by 08/31/2016. The made a payment on 08/17/2016 but it was reversed on 08/20/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590597811	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590605803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called about online access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 12/XX/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

590635773	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590749659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  Called and spoke with borrower who promised to pay $890.27 by 10/16/2015 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

590982426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  The last contact with the borrower was established on 11/17/2015 at which time the borrower stated they accidentally made two payments. The borrower was advised one of the payments could be refunded once it posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

591095313	3	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  Borrower called regarding claim over $36,000. Borrower advised to send in endorsed check, insurance adjusters report, contractor estimate, proof of license with liability insurance, or if borrower is doing the work himself, a letter and receipts for supplies and an estimate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water Damage, flood but no details provided  The damage repair amount is estimated at $36,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

591345063	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  The borrower was advised on 02/25/2015 that the modification would book by the end of the month. The last contact with the borrower was established on 02/13/2016 at which time the borrower stated they had not received their 1098 statement. The borrower was advised a copy of the document would be mailed to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: The foreclosure was closed and billed on 02/XX/2015 due to the account being modified.

591509898	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  Borrower called and stated they did the bill payment on 01/09/2015, requested loan information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

591647760	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  Borrower called back and advised he already sent the check on 11/02/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

592128279	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2014.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

592153254	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2015.  The borrower promised to pay $826.61 by 12/30/2015 via money gram.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 09/XX/2014 as the loan was modified. The borrower was going through a divorce per notes dated 03/20/2015.

592243164	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

592353054	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  Borrower was inquiring on 3/5/2016 about another modification due to lost income.  On 3/3/16 the borrower received a call from the servicer who references an active bankruptcy in the collection comments.  The borrower said the bankruptcy was long ago and was confused about the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Notes indicaye BK is discharged, unable to verify discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

592436970	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: Borrower nonresponsive to solicitation attempts made by servicer 2010-2016.

592445961	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015.  Authorized third party called to verify their mailed insurance payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

592480926	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2015.  The borrower indicated a payment had already been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  Limited BK information available - no discharge/dismissal information in notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

592517889	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  All attempts were with a dialer system.  Any contact was when the borrower called in.  Conversation from 12/22/2015 was in regards to the borrower being informed that the loan was pending servicing transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

592595811	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  The borrower called to update insurance information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

592644762	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2016.  Inbound call from borrower, payment amount inquiry.  Advised borrower of payment received 3/2016 and principal payment amount.  Advised borrower of current unpaid principal balance.  Loan reported current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

592747659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  The borrower indicated a payment was made today; the property was described as a vacant rental.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

593215191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  Borrower is requesting a full pay history and to see if the principal reduction history on account in regards to the HAMP incentive.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

593739666	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2015.  The borrower advised the final modification documents had been sent back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

593928477	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2014.  The borrower inquired about their credit report showing a late payment.  The borrower was advised to send in a faxed copy of the credit report.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

593940465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Borrower was contacted to let her know about going on the new website vs. the old website to make payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

594199206	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Spoke to borrower verified property is occupied. Borrower advised returning call regarding loan modification and refinancing. Borrower advised will look into refinancing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

594487917	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2014.  Borrower requested late charge waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

594827577	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2015.  On 04/22/2015 the borrower was contacted and the modification documents were reviewed.The modification was completed on 04/XX/2015.An active foreclosure was cancelled when the modification was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

594966438	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  The last contact with the borrower was established on 05/11/2015 at which time the borrower called in to verify if the payment they made on 05/01/2015 had posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

595057347	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  The borrower called to speak with the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary 02/XX/2016 the loan was modified. There is not any further information about the modification in the commentary.

595246158	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  The borrower called to have their late fee removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

595297107	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The borrower authorized a payment in the amount of $2624.30, including fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

595517886	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2015.  mr called in wanted to make payment advisedd lpr modified 2 times monthly payment authorised
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

595522881	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

595758645	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower called with questions regarding escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

596242161	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The borrower called in about a settlement letter received against Nationstar. The borrower was advised to be careful about giving information to a third party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments on 02/08/2016 indicated the borrower called about a water claim. The borrower was notified of the loss draft procedure. There was no mention of received claim funds or completed repairs on the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

596327076	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Servicer advised the borrower of the insurance lapse and explained that lender placed insurance will be 3 times the cost of a private policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

597256146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Inbound call from borrower, request for email 1098.  Requested document sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

597469932	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called in to check receipt of payment. Agent advised borrower that payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

597762639	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower called and verified information, verified owner occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

598129272	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2014.  The borrower called in with questions regarding their interest rate. They were advised that the rate increase will stop at 5%.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

598560840	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2015.  Borrower had an inquiry regarding their statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified under HAMP prior to the review period in 2012.

598773627	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower requested a verbal cease and desist placed on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 07/23/2015 reflects death of borrower and death certificate was received. Heir and executor is not needed since there was a co-borrower. Cease and desist request was noted on 05/02/2016 and comment on 05/03/2016 reflects that the request was fulfilled.

599027373	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  The borrower called to advise that he changed insurance carriers and to request an escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

599243157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2014.  Borrower was upset about his credit reporting that occurred during his mod trial period. Servicer advised that the account is reported as it stands and the credit reporting is accurate. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

599594004	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2014.  The borrower stated that they prefer paperless billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

599630769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Borrower phoned to advise that they would be mailing their payment. Servicer advised of other payment options: a fee for paying over the phone, but no charge for paying online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

599809590	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2013.  Spoke to borrower - he stated he will have payment in any day now - is waiting on a fund due him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

599823576	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015.  Spoke with the borrower's husband. Skip tracing started 05/03/2016. Requested again the death certificate and advised he can go the the public records office. No authorization to speak to the husband is on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

600154245	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower requested the 1098 year end statement as was sent to the customer via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments after the review period(7/28/2016) indicated a payoff request was made.

600489909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

600636762	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2015.  Borrower called in requesting 1098 statement for the year 2013 to be emailed to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary date 05/XX/2012 notes the loan classification was changed from bankruptcy to foreclosure.  The case details were not documented in the notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Only 1 reference to bankruptcy in notes (05/XX/2012).    Marked Bankruptcy Servicing Events as "No" as there is no indication borrower ever filed for bankruptcy protection.

600764634	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  Confirmed with agent that the insurance policy is paid in full.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

600967431	2	[2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower 2 called in and advised borrower 1 passed away on 05/XX/2016 and she will make a payment on 06/14/2016. Servicer provided borrower 2 with the fax number to send the death certificate. Borrower 2 asked about late fees. Servicer advised the amount is $463.73 and will see if they can waive April and May's late fees, but any late fees before 02/2016 she would need to speak to SPS.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: 06/13/2016 borrower 2 called advised borrower 1 passed away on 05/XX/2016. Servicer provided the fax number to send the death certificate to. No evidence death certificate has been received.

601025373	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Contact was made with the borrower. They were provided the total amount due. They were also solicited for a recurring payment option.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

601335063	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2013.  The borrower called in regards to a funds suspense letter they received. The representative advised the borrower of why the letter was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

601511886	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

601529868	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  Borrower paid on time and late fees were waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

601632765	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2015.  The borrower called in to inquire why the payments keep increasing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

601903494	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2014.  Borrower requested paperless statements via the website on 08/18/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

602855541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  The borrower called in and asked if they sold their home, would it cancel the modification. They were advised that it would.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

603061335	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower called and made a promise to pay, provided payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

603359037	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2015.  The borrower called to request a password reset for online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

603453942	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  The borrower requested an explanation for the escrow shortage via electronic communication and was directed to contact the Escrow Department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

603586809	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2014.  The borrower called in to inquire about the amount due for her payment, the servicer advised $602.89.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

603667728	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Servicer called borrower and borrower advised payment was mailed on 04/13/2016 and property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

603685710	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  The last contact was made on 2/22/2016, in which the borrower inquired about a HAMP recast.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

603711684	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  The last borrower contact was in regards to the monthly payment increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

603857538	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2014.  Borrower called and state that they make the payments by the 16th, borrower advised that will result in a late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

604506888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2014.  Third party was advised of the future changes in APR and terms of the modification. Borrower was concerned about realtors coming by because of foreclosure. Explained they must be working with outdated information as the loan is current. Third party inquired about other modification available to stop the APR change..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

604667727	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was approved 03/XX/2012 and starts on 04/XX/2012.

604933461	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in stating he has not received a monthly statement. Agent mailed borrower a billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

604967427	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  Servicer spoke with borrower and assessed borrowers financial situation and explored options to avoid foreclosure. Agent advised borrower of their right to request a follow up meeting within 14 days. Borrower was provided with the toll free HUD number to reach a HUD certified counseling agency. Agent obtained cell phone authorization. Agent provided borrower with total amount due. Borrower stated reason for default was due to having to pay some outstanding co-pays that needed to be paid prior to surgery. Borrower made a payment in amount of $3560.59 plus $19.00 payment fee to bring account current and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

605027367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower applying for new HAMP Modification.  Last call was regarding missing documents to complete the HAMP review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Collection comment dated 06/08/2016 states that mod ifcation request was rejected.  No details provided

605190204	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: 2014-2016 Borrower non responsive to HARP solicitation. Loan is performing with next due for October 2016.

605424969	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower called in to check status of damage claim check. Borrower was advised needed documents from contractors before release of final check. There was a storm damage claim. The work has been completed from the claim and final checks issued. As per commentary on 07/24/2014 there is an active modification.

605559834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Spoke to borrower, account is current. Know your options site counseled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

605566827	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  The customer called in regards to  HARP.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

605731662	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

605850543	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/21/2016 reflect evidence of a previously completed STEP Rate Modification.

605885508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The borrower inquired about her payments and escrow. The borrower was informed that her payments have decreased and she should be receiving a check for the surplus/overage that was paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

605983410	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  The borrower requested a payoff quote.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

606471921	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2015.  Per commentary, on 02/21/2014 borrower inquired about loan modification to see if there were any updates on the modification review nad on 01/07/2015 borrower was given Know Your Options counseling information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary show that borrower is in bankruptcy, however comments are not clear with any information on BK Chapter or status information. There is one comment on 01/30/2014 regarding a Chapter 17 BK, but no further details.Outbound call comments and inbound call comments show that borrower is transferred to the BK department at times throughout the commentary.

607234158	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2014.  Borrower inquired about billing statements. Agent sent borrower November & December statements. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

607357035	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Comments indicate that the borrower called and demographics were verified; however, no additional data was provided. Per comments dated 3/27/2015, the borrower sent an email requesting that the modification be extended and was advised to contact Account Resolutions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

607540851	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  A credit reporting dispute was resolved on 04/13/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

607669722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2014.  Borrower returned servicers call and inquired about receiving calls and advised she is set up on ACH payments. Servicer advised borrower yes she is on ACH and to disregard the calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary 03/03/2011 the loan was modified. There is not any further information about the modification in the commentary.

607810581	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  Borrower called in regards to insurance premium. Servicer advised borrower date the payment was issued.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

608480910	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

608972418	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Borrower called in and stated we sent a letter that he might be eligible for assistance program. Agent advised borrower that he already received HAMP program assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated 12/28/2015 reflects borrower called to request information about refinance options available. The borrower has not requested a payoff or further information.

609031359	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  Borrower called in wanting to know when his payment will change again. Agent advised borrower the payment will change in 2 years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Unable to determine discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

609258132	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  The borrower declined paperless statements on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

609345045	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2016.  The borrower called to request a payoff statement with an estimated payoff date of 04/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There is commentary that states loan was in Foreclosure; the last foreclosure activity of reinstatement was 12/XX/2010. A loan modification was denied on 05/23/2011. Borrower requested a payoff to be dated thru 04/19/2016.

609588801	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  Borrower made a promise to pay.  Inquired about billing statement not received.  Borrower inquired a refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

609924465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

609978411	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2016.  The borrower advised that they were interested in removing their pmi, and wanted to see if they were currently eligible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

610113276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  The borrower was contacted and agreed to a promise to pay for the current month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There are no details available for the bankruptcy however the loan was modified post bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

610302087	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  Borrower called in regarding the July payment and stated that the payment will be rejected and is going to contact the bank and try to intercept payment. Borrower declined home warranty offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: No evidence that the servicer has attempted to contact the borrower within the 36 month review period.

610530858	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Co borrower advised that servicer has the wrong address and that she is getting a divorce. She stated that she mailed half of the payment to the borrower and provided phone number for his girlfriend. She stated she will contact her lawyer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

610665723	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called to make a payment, verified all information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

610813575	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2014.  Borrower was upset as he felt the loan was reporting to his credit bureau twice and it was negatively affecting his score. Servicer assisted and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

610831557	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  Unable to determine the next projected foreclosure step.  I completed this section based on the payment history provided and servicing comments.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

610902486	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower called in to inquire about the loan number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

611625762	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  The borrower called and requested that the late fee be removed due to not being able to get online and he had to schedule with bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

612126261	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Borrower called to get website password unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

612156231	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  The borrower promised to pay $965.63 by mail on 12/18/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

612590796	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  Spoke to borrower - he just moved and he is in the process of selling the property.   He stated he has a borrower and an offer at this time of $194,000 was more than this. He wanted to know if he could do a short sale.    Advised the borrower to have their realtor upload everything into the system.  Authorized his wife to speak on account and will call back with more details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

612613773	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower inquired about applying for another modification; stating that would have trouble making the payments since the interest rate will be going up.  A modification packet was mailed per request and the call was transferred to the refinance department also.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: After the cutoff date of 05/31/2016, the borrower indicated would be returning the signed HAMP recast documents.

613130256	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The agent made contact with the borrower and they advised them that they did not want to talk at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was noted as discharged on 06/XX/2013.  The case details were not noted in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

613172214	2	[2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower contacted regarding June payment and she stated that she mailed a check for $4000 on June 8th. Borrower stated that her husband is deceased and requested removal of his cell phone number from the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

613902483	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  Borrower called and asked about the balloon payment on the modification. Advised on 07/01/2051 borrower will pay the remaining balance of the loan. The borrower stated they should wait until they receive the payoff statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

614220165	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  The last borrower contact was in regards to the increased payments due to escrow shortage
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

614859525	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Borrower made a payment in amount of $1271.83 plus $19.00 fee scheduled for 08/2/62015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect bankruptcy coupons sent. Details of bankruptcy were not provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

614888496	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  The borrower called in for information on a forbearance plan. They were advised that forbearance's are only for those who are unemployed. The borrower stated they have a lot of things coming up as well as a reduction in income and will not be able to make the payments. They stated it is a temporary hardship. They were advised that a repayment plan is not the best option since their income will be going down and they were also advised of modification options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

615035349	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2015.  The borrower called regarding an email that he received. The borrower was advised that he was current and no payments due at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

615099285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

615173211	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  Borrower called in to get loan information. Advised the increase in payment was due to the step rate modification adjustment from 2% to 3%, and there was an increase of $76.19 in the escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

615500883	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  The customer received a courtesy call. There are no other details on the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

615797586	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  The last contact was made on 10/30/2015, in which the borrower was calling for assistance with their online locked account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Contact made after the review period on 7/18/2016, indicated the borrower requested a payoff quote.

615863520	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower called and made a promise to pay, borrower was given a one time late fee waiver.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

616302081	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2014.  Borrower had questions about the deferred amount on their modification. Borrower then made payment arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617022360	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower requested a payoff online and updated the contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617139243	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  Authorized third party called in from XXX, wanting to know how much was the escrow payment.  Advised the third party that the payment was $518.68.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617176206	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower made a promise to make a payment by 04/20/2016 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617474907	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is evidence of reaffirmation.  Bankruptcy was reaffirmed as noted on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617633748	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617651730	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called in because she received an interest HAMP qualified settlement fund and wanted to know if she had to file it with this year's taxes or next year. Agent advised could do either. Borrower also had questions about refinance and was transferred to Refinance Department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

617701680	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  No additional Bankruptcy information in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617819562	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  On 05/09/2016 the borrower requested assistance with the web site and the borrower's password was reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

617838543	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Borrower calling in to discuss PMI removal, and previously, borrower wanted the MOD agreement emailed, as well as questions about the Balloon payment and maturity date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

618074307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The last contact was made on 5/10/2016; no additional information provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

618196185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower made a payment for 04/18/2016 in the amount of $955.43.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

618375006	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2015.  Notes on 02/12/2015 reflect that the borrower called and wanted to know what she hasn't received the 1098 year end statement.  The documents were requested to be sent to the customer via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

618657723	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2015.  The borrower stated that "she was tired of us calling" Servicer attempted to explain what was in suspense. Borrower stated he is ready for us to foreclose on  the house at this point".  No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

618857523	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2015.  The borrower promised to pay an unspecified difference of $80.00 by 07/29/2015 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

619094286	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2014.  The borrower inquired if the loan was in foreclosure due to a letter received; and the representative confirmed the loan was in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 09/XX/2013 as the loan was modified.

619237143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  The borrower inquired about accumulated late charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

619307073	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Borrower stated that property values have gone down significantly in his area.  Borrower inquired about a principal reduction so principal balance can be lowered closer to market value.  Servicer advised they do not offer a principal balance program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

619343037	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2014.  The borrower called to check on a late fee that was waived and was advised that it will be on the next billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

619434945	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower inquired about receiving a 16 day letter. Servicer advised to disregard the letter. No further communication was noted.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

619562817	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  The last contact was made on 2/17/2016, in which the borrower stated had made a payment online the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

619595784	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Borrower states she received another claim check  the insurance company for damages to the property. Servicer provided instructions andcall ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  05/02/2016-Comments indicate Wind damage with a date of loss of 04/04/2016. Details of the damage were not stated in the comments provided. No indication that repairs are 100% complete.  The damage repair amount is estimated at $6,987.11.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

619769610	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  The borrower advised that they already mailed their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

620351028	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower called in to make a payment. Servicer waived the late charge from 02/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 08/09/2011 indicate that the bankruptcy is not active and was 3 years ago. Details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

620380998	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower inquired about if a payment for escrow shortage could be done online and was advised that it could be but to make sure it was applied to escrow.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The commentary dated 01/05/2016 a bankruptcy all was made and confirmed the debt was reaffirmed in bankruptcy.  The case number was not provided.  There is no evidence of the bankruptcy discharge, dismissal or current status noted in the commentary after 12/14/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

620503875	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2015.  Authorized 3rd party called to get information on sending in death certificate and HAMP information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Exception grade level 2 (deceased borrower) - comments dated 06/23/2015 death certificate received and name updated to the XXX. Unable to determine date of death.

621336042	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Spoke to borrower who promised to make a payment for $1408.76 by 3/14/2016 via web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

622088289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  Borrower called in and stated will be making payment today in amount of $936.21 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

622134243	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called because she wanted the payment she made moved to principal, this was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

622342035	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower did not know what intentions were and then the call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

622640736	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  The borrower stated that he didn't receive monthly billing statement and wanted to know the amount due; borrower was advised the amount due is $2058.66 for June. The borrower also wanted the fax number to send in a tax appeal to have the amount reduced in escrow and the borrower was given the fax number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

622833543	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  Borrower called in and spoke with agent regarding flood removal refund.  Agent advised borrower that the request was submitted and will take 7 business days to complete to verify if the remaining refund is going to be placed in the account. Borrower advised that he wants to speak with a supervisor and agent advised borrower could get supervisor on the line but everything that can be done has been requested. Borrower advised he was fine with that and will call back after 7 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

623185191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2014.  Promise to pay of $1,821.19 thru online service, didn't want to make the payment over the phone. No processing fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

623220156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

623279097	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The borrower wanted to know why she was receiving calls. She was advise. She was advised that the March payment has been and will be updated. She would not get any more calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

623308068	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  Spoke to borrower - verified identity and advised that the servicer reset and unlocked the borrower's website password.   The servicer also advised the borrower of the payment due $1045.92.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

623486889	2	[2] Payoff has been requested within the last 60 days [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower called to make a payment. The borrower advised that the property is occupied, but did not specify if it was owner or tenant occupied. A payoff statement was requested and generated on 04/27/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments on 07/11/2016 reflect that the hazard claim is non-monitored and the check was endorsed and mailed back to the borrower.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

624021354	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2013.  The borrower called to verify the loan type (balloon) and to discuss changes on the loan payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

624499875	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2015.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

624516858	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower stated they sent a payment in the amount of $2563.22 and the check was mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comments, loan has already had a HAMP Tier 1 Modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

624781593	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2013.  The last contact with the borrower was established on 12/05/2013 at which time the borrower stated they would make their payment on 12/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

624807567	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2015.  Borrower called regarding insurance, the check paid to the current insurance came back and so force place policy was put on the loan, borrower advised to check with friends and family to find new insurance for the home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

625029345	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Spoke to borrower servicer advised borrower of all her options in regards to a loan modification, DIL and short payoff and what her benefits would be. Servicer also advised borrower of the DIL application. Borrowers intentions were not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

625248126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Servicer spoke with borrower who stated payment in amount of $1234.70 will be paid by 10/19/2015 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

625822551	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  Borrower asked about the form W-9 and was curious about not receiving one. Borrower requested to have form sent both electronically and traditionally.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

625851522	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  The last borrower contact was in regards to obtaining instructions to mail in payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

625987386	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2015.  Borrower requested a copy of the final modification document to be mailed and was advised of the terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

626617755	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on commentary dated 03/21/2016 the loan is currently under a modification plan. There is not any further information about the modification provided in the commentary.

627116256	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  The borrower called in regards to a flood letter received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

627738633	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2014.  Notes on 12/27/2014 reflect that the borrower inquired to know when will the rate change and was advised on 03/01/2017 it would go up to 3% and on 03/01/2018 it would go to 3.875%
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

627764607	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2014.  The borrower called to advise the servicer to apply additional funds sent to the principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

628140231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2015.  Borrower has been contacted via  XXX and on 04/06/2016 and answering machine was detected but no message was left.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

628749621	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  The last contact was made on 4/15/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

628887483	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2015.  The borrower called in - currently with federated homeowners insurance and would like to change the policy.  The borrower advised that his agent will be calling in with new information on the insurance.   The servicer received a third party call from the borrower's insurance agent and received updated information on the homeowners insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

628991379	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2015.  The borrower requested to set her account for bi-weekly recurring drafts. The borrower was directed to Western Union to set up this option.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

629288082	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2015.  Inbound call from authorized third party (spouse) to inquire on the status of the insurance claim check; the borrower was transferred to the insurance department and advised of the non-monitored claim process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The servicer mailed an endorsed hazard claim check for $8,815.82 to the borrower on 08/11/2015. The cause was wind damage and the claim was classified as non-monitored. No further details were provided and there is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

629395974	3	[3] There are indications of fraud on the loan. [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The last contact was made on 5/16/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Fraud issue related to online account status noted on 01/17/2015. Password was changed and borrower believes someone is committing fraud on the account. Requested change of all contact info online.

629691678	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  Borrower called and asked about account he needed to verify when he gets a credit report, stated the credit says he is still paying the prior servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

629807562	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  The borrower called regarding a letter she received for incentive; borrower was advised the last incentive payment was posted in July 2015. The borrower also inquired about a legal notice that she received and was given the phone number to call regarding that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

631157211	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower inquired as to receipt of a pay for success fax. Servicer confirmed receipt and advised borrower would receive a $5,000 incentive check soon.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

631384983	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2016.  Borrower stated will get with the accountant to work on getting the profit and lost statement for modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

631679688	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/26/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  Borrower made payment inquiry asking what will payment be on 7/1/16. Advised $1,188.67. Also informed rate will increase on that same date. Borrower inquired on corporate advance and explained as well as unpaid principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

631773594	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  On 01/12/2016 the borrower was asking whether an escrow payment had been received. As of that date it had not been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

631793574	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  Borrower called and updated mailing address. There have been no contact attempts by the servicer in the past 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

632017350	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2014.  Borrower advised he accepts the loan modification and will begin making payments in January, 2015. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

632047320	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower authorized a payment in the amount of $3797.61, including fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

632267100	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2014.  Borrower requested paperless statements via website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

632268099	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower emailed requesting the pay for performance credit incentive of the modification be applied to the account for 2016. The servicer returned email stating it was applied in 02/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Collection comments indicate that loan was modified prior to the review period.  No details regarding the terms of the modification were provided in the commentary.The borrower is working with a 3rd party group, XXX. Authorization for this was received on 04/13/2011.

632784582	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified

632944422	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2014.  Spoke to third party wife not authorized wanted to make  payment, in amount of $661.83 effective 10/19 with $9 processing fee provided confirmation
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

633264102	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

633407958	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Borrower stated her intentions are to retain the property. Borrower is interested in removing the co-borrower from the account as well as the co-borrower's bankruptcy filing. (Borrower was not involved with filing). Servicer provided the refinance department direct phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

634423941	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

634566798	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2013.  Borrower called to confirm receipt of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

634893471	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2014.  Borrower wanted to over the loan agreement and advised the borrower on how the rate will change. Borrower wanted to know if he could lock his interest rate and advised that the modification cannot be changed. Servicer advised borrower would need to speak with refinance representative to determine eligibility.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 01/29/2015 reflects that borrower declined paperless statements on website.

635524839	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2016.  Borrower called and wanted to know if there are fees for paying on the phone, advised borrower that there is a fee, borrower decided to mail the check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

635922441	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2015.  The borrower advised it's in her name but his sister pays for the home, if it changes into the sisters name they would not be able to get 2% in a refinance like the loan has.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Noted on 01/19/2015 borrower inquired of home not in active bankruptcy, however there are no comments from the Servicer that the bankruptcy has been dismissed or discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Noted on 03/27/2015 an unauthorized caller was advised authorization to make it valid for longer than 24 hours is required.

636008355	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2014.  The borrower called to discuss a letter regarding the social security number and was transferred to the correct department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The real estate fraud certification was executed on 12/23/2015.

No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification

636197166	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

636372990	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  The borrower promised to pay $1211.18 by 09/15/2015 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

636411951	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower wanted a cease and desist on the account and the borrower was advised that we would end all correspondence about the account. Borrower stated that they just wanted all the phone calls to stop and the servicer advised the borrower that a cease and desist would end all communication. Borrower wanted to speak to a supervisor and transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Most recent note of HARP solicitation was on 05/05/2016. Borrower wanted a cease and desist on the account and advised that borrower that we would end all correspondence about the account.

636437925	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The last contact was made on 3/15/2016, in which the borrower inquired about a possible refinance; the servicer advised to check with local lending institutions as they were unable to offer refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2012.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

636558804	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower called in to update mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

636957405	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015.  Borrower was advised of denial of appeal for modification.  Hardship not viewed as imminent default. She is no longer receiving disability.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

637542819	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  On 05/31/2016 the borrower called to request an excrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was HAMP modified prior to the review period. On 02/22/2016 the loan was recast which lowered the borrower's payment from $767.05 to 639.09.

637573788	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2013.  Borrower's daughter called in to get access to on-line site.  Servicer provided information for her to gain access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638012349	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The customer called to verify the letter they received.  The borrower was advised the letter was regarding modification and the borrower declined to be transferred due to not being interested in another modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638076285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2015.  Borrower made a promise to pay by 01/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638166195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Borrower requested information on refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638174187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2014.  Borrower called in regards to the 1098 - year end statement. Agent gave verbal over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638548812	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2014.  Notes on 03/03/2014 reflect that the borrower never wants to go paperless and promised to pay for the 03/01/2014 payment $804.40 on 03/05/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638610750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Third party was advised that the payment had processed. Third party requested a refund of the extra payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

638713647	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  Borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

638720640	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called and asked about late fees, advised that the grace period is 15 days and if the payment does not arrive by the end of the month there are late fees and negative credit reporting. Borrower offered automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638829531	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2014.  Borrower called to make payment over phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

638845515	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  The last borrower contact was in regards to the payment application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 12/23/2015 reflect evidence of a previously completed STEP Rate Modification.

638998362	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2014.  The borrower was advised that the payment from bill pay has not been received yet and to contact their bank if there is a problem.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

639322038	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower called to confirm payment due,  Lender updated the account and advised that payment is due for 07/01/2015.  Lender advised that the escrow analysis is good for one year until the next analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

639591768	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  Borrower authorized her son and daughter on the loan until paid in full or revoked
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

639675684	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

640161198	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2013.  Borrower called in to advise they are mailing payment  for July 2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

640213146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  The borrower informed the servicer on 10/13/2015 that a payment in the amount of $1,859.54 will be made by 10/22/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

640757601	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

640792566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  Borrower called and wanted to make sure her payments were being applied correctly, Borrower requested the additional payment be held for the October payment instead of a principal reduction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

641158200	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The co-borrower called to see how to get taken off of the loan, advised the loan would have to be refinanced to have the loan only in the other borrowers name.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

641224134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower scheduled a payment for 05/25/2016 and 06/20/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

641243115	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2015.  The borrower state they and their spouse were both laid off in September and then scheduled their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

641457900	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower had questions about payment change. She was advised that she will be notified 1 month in advance of any changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified on prior to the review period.

642494862	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The borrower reset their password and made their payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

642849507	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

644150205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower called to have web site unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

644338017	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2015.  Borrower inquired on the status of the loan was provided with next due date and stated will make payment online along with late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

644727627	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called to see why payment has not been drafted from account. Servicer advised ACH is for today. Borrower stated would like to change the payment date for auto payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

644785569	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  The borrower sent an email stating that there are problems on the website and he is unable to make the payment. The servicer advised that they are aware of the issue and expect a fix by 09/20/2015; until then, please contact over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Limited information available from notes regarding Bankruptcy.  It appears BK was resolved in 2011, as a tracking step to remove the Bankruptcy was entered on 09/XX/2011.  Both an MFR and POC are mentioned, however filing details are note present in notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

645192162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  The borrower called about their online account being locked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

645256098	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  The borrower advised they will make August payment later that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

645422931	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  Borrower called in to unlock his online password. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

646002351	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  Notes on 12/02/2015 reflect that the borrower inquired if the tax payment was made.  The borrower was advised that it was on 11/12/2015 in the amount of $4,166.25.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

646197156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2015.  On 04/09/2015 the borrower requested tax information for the previous year and was directed to the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was HAMP modified prior to the review period.

646228125	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  Borrower called to get the web site password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

646396861	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Email contact received from borrower requesting to make half payment today and the rest on the 19th of February, as that is his next payday. Servicer responded with detailed information on how loan is reported and the grace period allowed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

646464888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  The borrower inquired  about a payment that he made and was advised that the payment was received,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was referred to legal counsel outside of the review period. The loan was modified and reinstated on 08/XX/2014.

646858494	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2015.  The borrower called for a general inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy filing was first evident on 05/XX/2013. No filing or discharge dates evident in the commentary. Per commentary dated 10/14/2013, the bankruptcy had been discharged. A reaffirmation agreement had been requested for the borrower since the prior request had been cancelled due to the discharge; however, there is no evidence it was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

646994358	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  The borrower discussed the escrow analysis statement.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

647230122	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Notes on 02/03/2016 reflect that the borrower inquired about tax documents so the 1098/1099 was sent to email.  The borrower also set a future payment arrangement in the amount of $1,603.66 on 02/12/2016 via the web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

647574777	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  The borrower stated he will make a payment; however, the borrower was advised that a payment was already made today on the website. The borrower claimed that he made his payment through his bank and there should not be a charge and that he didn't make the payment on the website. The issue was investigated and confirmed funds on 09/16/2015 were received by the borrower; therefore, the payment will not be removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

647745606	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower wanted to know if his insurance premium was paid. Servicer advised that it was paid on 04/26/2016. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Noted on 02/17/2016 potential property damage: an adjuster indicated water claim in the amount of $8000. Servicer advised the adjuster to contact the mortgagor to confirm if account is current, as unable to provide that information. No further details provided.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

647824527	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2013.  The last borrower contact was in regards to making the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 05/31/2016 reflect evidence of a previously completed STEP Rate Modification.

648393957	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

648604746	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  The last contact with the borrower was established on 12/08/2015 at which time the borrower was called in to verify the "six year incentive cert" was received. The borrower was advised it was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

649104246	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  The case number is missing from commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

649204146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called to confirm the March payment of $1800 was received, confirmed that the payment was received and advised borrower there is $1800 in unapplied funds. She would like that applied to the Feb payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

649513836	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

649527822	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  Outbound call to borrower advising of interest change and that with a modification the borrower must maintain escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

649541808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2015.  Borrower stated will make payment 08/09/2015 online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

649680669	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Servicer spoke with borrower who was wanting to know if account if servicer is reporting account. Agent advised borrower that we would be reporting for April this month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments indicate loan was modified. However, details and terms of loan modification not provided in servicing comments provided. Appears modification completed was a HAMP as comment on 08/26/2016 indicates monthly HAMP incentives posted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

650012337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2015.  Borrower called in due to 0P03. Servicer advised borrower letter is to advise insurance coverage may not be sufficient.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

650313036	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Borrower was contacted regarding making a payment due April 2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

650428920	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  Borrower called completed speed pay in the amount of $1,677.79 provided confirmation number
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

650485863	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2015.  The borrower requested paperless statements online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

650807541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2014.  On 05/14/2014 the borrower stated will make the payment on time going forward.  Borrower called and asked about refinancing his home on 12/10/2013. Borrower transferred to a mortgage professional.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

650818530	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  The borrower called to inquire if her payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

650837511	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower was contacted regarding an overdue payment and stated that his wife makes the payments and he has no idea when she normally does that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

650875473	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2014.  OUtbound call to borrower, went over payment amount, mod terms and additional workout options.  Interest rate set to increase next year per mod terms to 3.125%.  Borrower requested financial package to be sent, packet sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

651193488	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  The borrower called due to a late notice. They were informed to disregard since there is a grace period. The borrower also inquired about optional insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

651196152	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called to confirm the insurance was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

651271077	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2015.  Borrower called and wanted an explanation of the escrow account, advised borrower of balances and escrow monthly breakdown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

651455892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2015.  The borrower called in regards to a letter that was received. The borrower was advised of the break down of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

652106241	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2014.  The last contact was made on 7/3/2014, in which the borrower had a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

652254093	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2014.  Borrower had questions about insurance escrow and was advised no insurance was included in the current escrows.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

653141205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The borrower advised had reduced income and went over the modification denial.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

653449896	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The borrower called in on 03/28/2016 stating had recently switched to being self-employed and wanted more information to lock in rates.  A HARP modification was referred to the borrower and a solicitation was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

653528817	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2014.  Borrower called in to verify process for updating taxes to reflect 100% exempt. Agent advised borrower to fax in approval letter and provided borrower with the fax number. Borrower also advised that she has scheduled a payment through her bank for 09/25/2014. Borrower advised reason for late payment was due to being hospitalized. Comment on 09/25/2014 reflects confirmation that taxes are 100% exempt as long as they live on the property and does not need to apply every year.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Foreclosure was closed and billed 01/XX/2014 as loan was brought current through loan modification.

653705640	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

653864481	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2015.  The last contact was made on 7/24/2015, in which the borrower gave authorization for a third party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

653920425	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  The last borrower contact was in regards to the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

654371973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2013.  The borrower called in on 07/25/2013 to see why SPOC letter was sent and requested to changed the due date; the due date change was declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

654391953	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  customer called std have not received statement..advised cmr was sent on 4/2/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

654483861	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2014.  The last borrower contact was in regards to a payment that failed to process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 07/22/2016 reflect evidence of a previously completed STEP Rate Modification.

654779565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2015.  The borrower had question about escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

655230114	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

655391952	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called in and made a payment in amount of $1466.20 and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

655557786	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2014.  Authorized third party phoned in to inquire about the status of the account. Servicer advised that account was approved for modification and trial payments were scheduled. Third party expressed that they were unaware of this and that they would reach out to the borrower; third party disclosed that borrower had listed the property for sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Deed in Lieu and Short sale efforts were closed to pursue a loan modification.

655803540	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2015.  Borrower inquired if the funds in the account will be enough. Taxes are causing a payment increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

656232111	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower made a promise to pay $1426.01 by 05/13/2016. Servicer provided a confirmation number and charged $19.00 fee. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

656263080	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower called, the increase in the escrow is affecting his monthly budget.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

656475867	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  The borrower called to schedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 11/02/2015 to notify of plumbing and mold problems. The borrower was informed that there is optional insurance coverage on the account and was instructed to call and report a claim. No further reference to the damage or claim evident.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

656543799	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower required help with the online account access. Reset password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

656732610	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  Borrower called in regarding a letter she received in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

656777565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2014.  Borrower made payment over the phone in the amount of $1811.78.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

656806536	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2015.  Inbound call from borrower, wanted to know when the last payment was received.  Advised borrower payment received 9/1/2015.  Borrower inquired about hazard, advised borrower the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

657352740	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower called to make a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

657541800	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower inquired as to why his interest rate went up and wanted to know when is the next interest change date. Borrower authorized his daughter as a 3rd party contact. Agent assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

657893448	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2015.  Borrower called and asked why the payments increased, advised that the taxes and insurance have increased. Borrower provided information on the HAMP program and was advised of required payment goals. Borrower advised to send in papers if they are interested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

658093419	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower inquired about a past due fee that was listed on the statement. The borrower was instructed to disregard as there is no past due fee on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower called on 07/11/2016 to notify that employment for borrower 1 will be ending and currently looking for new employment, but may not be able to make the 08/2016 payment. The borrower inquired about trying to refinance before the account falls delinquent.

658134207	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2015.  Borrower contact established verified information provided authorized web draft for March in the amount of $2094.95 with a processing fee of $9.95. No reason for default provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

658565775	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  The borrower called to reset their password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A HAMP modification was approved on 07/XX/2012. The start date is 08/XX/2012 and will be spread over 60 months. The loan was in foreclosure starting approximately 11/XX/2011. The projected sale was scheduled for 06/XX/2012, however a modification was completed putting a hold on the sale.

659415924	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower called in to get loan number and 1098 statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

659685654	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Borrower  called in to inquire as to why her payment went up. Representative advised it was due to an escrow shortage, borrower advised the shortage will be spread over 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

660064275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Advised borrower of options to avoid foreclosure and right to request meeting within 14 days and provided HUD counselor number
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

660466872	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower has questions regarding existing modification.  Borrower requested a copy of the modification with previous servicer and requested a payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

660842496	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2013.  Borrower called in and was explained that payment increased due to escrow shortage. Servicer advised the payment change went into effect 12-13. Borrower ewas advised she is paid ahead and next payment due is for 03/2014 which is why her monthly payment has already increased,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

661193388	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower stated they mailed their payment on 04/06/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  date of modification is missing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

661346991	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2014.  Borrower called to see if servicer will reverse July and August payments since escrow decreased. Servicer advised that lower payment effective 09/01/2014 caused surplus that she will get refund for.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

661555782	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2015.  Borrower stated will send payment; and advised property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

662031306	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower verified they had already made the May payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There are several references to a discharged bankruptcy; however, no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

662329008	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  Authorized 3rd party called on 10/27/2015 stating their payments are auto drafted and does not want to receive emails stating they did not make their payments.  Comment dated 06/26/2015 cites borrower has chosen for the lender place insurance to take effect.  Borrower stated the reason for delinquency as borrower is incarcerated on 09/27/2013 and was looking for assistance with the home.  Borrower stated they lost their and has obtained new employment on 10/16/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure and was closed on 02/XX/2014 with modification being booked.

662649687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

662839497	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower stated they are shopping around for the best insurance and that XXX charged them a fee for a property measurement. They also stated that May and June were paid but said they cancelled the policy with XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

662948388	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2015.  Inbound call from borrower, escrow inquiry.  Borrower wants to have research on the account.  Advised account cannot be removed from escrow due to previous modification.  Advised borrower that loan was brought over to Nationstar with an Escrow account in 2010 and due to loan type escrow will have to remain on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

662993343	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2014.  Servicer spoke with borrower who made a payment in amount of $1899.10. Borrower stated that he is having a hard time paying on time even though the account is already modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

663194142	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  Borrower called the lender.  Representative advised home warranty offer was denied.  Borrower asked if he can use a credit card.  Representative advised no.  The borrower initiated a written request for a breakdown of the corporate advances.  The borrower was very discouraged as to the level of responsiveness by the servicer to provide a payoff and also the explanation of the fees.  The borrower was advised that the lender paid fees were part of the mortgage agreement and deferred principal that was a result of the modification in 2010.  The issue was resolved on 03/24/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

663250086	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  The borrower was called to go over the account; the borrower had stated they were driving and they would mail in the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

663506829	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  On 04/22/2016 the borrower wanted to check on an insurance payment. The payment has been scheduled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

663648687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  The borrower wanted to know why the payment amount had increased; servicer advised there had been an increase in the tax and insurance premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

664015320	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

664337997	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2015.  Borrower contacted said he was not aware the repay plan was denied that we are to send him refund and he will mail $536.20 to us.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

665103231	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2014.  Borrower called in to advise taxes are wrong. Advised would submit tax research and would need to send in tax bill that she has provided fax number. Borrower was interested in lowering mortgage payment, call was transferred however line was choppy and borrower  requested a call back ASAP, then hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

665168166	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per commentary, account shows Discharged bankruptcy; however details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary indicates that file is in Discharged BK status, however there is no further information regarding specifics.

665963370	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

666033300	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called with questions on the payment increase, borrower advised of the escrow shortage and advised he could pay off the shortage to remove the increase in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

666293337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary from 01/04/2011 indicates that there was a forbearance plan completed and 01/06/2011 a HAMP Trial Period rejected. There are no further details about a loan modification being approved or completed.

666698634	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  The borrower was provided with website assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

666780552	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Called work regarding march payment, Spoke with borrower. He will do payment online tonight. He advised the reason for late payment is due to forgetfulness.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

667285047	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Borrower called to see if the January payment was received, advised it was received and posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

667312630	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  Servicer advised borrower payment due for 12/01; cannot defer payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

667372959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2013.  Borrower called in and agent advised ACH went through and account is next due for December. Agent advised account was fixed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

667632699	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016.  Borrower was advised once she makes her August 2016 payment and it's processed in the system, since the loan to value is 86.88% and there is one payment more than 30 days late for August 2015, they can look into having an appraisal ordered.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

667821510	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  Borrower requested a payoff. Servicer advised that non interest bearing amount would have to be included in payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

667940391	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2015.  The borrower stated is waiting for tax return to get caught up and will make end of month payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The case number and discharge date were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

668067264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower wanted to know if her March payment was completed.  Representative advised that Borrower was paid through 04/08/2016.  Borrower did not know why she was never told why the payment increased.  Representative advised borrower that the initial interest rate was 3.575, and that on 03/01/2016, her interest rate went up to 4.575%.  Borrowers payment went from $2680.00, to $2880.25.  Representative advised that borrower should not have an interest rate change until 02/01/2017.  Borrower asked if her Escrow would change on 05/01/2016, and representative advised payment would go down to $2827.20 on that date.  Borrower wanted to make payment for $200.25 to bring account current for April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

668092239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  The borrower called to make the July’s payment. They were advised that the loan was due for June due to the payment being short by $204.43.  The borrower was advised the she would need to re-enroll her online account to make the payment in order to avoid the fee. The borrower was advised that the total amount due for June and July was $3,186.70.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

668173158	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  mr called and wnated to know why pmt went up mr called and wnated to know why pmt went up in July and int rate in Sept due to hamp  mod  pmt will be $
1252.49
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

668770560	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

668893437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2014.  Borrower called in to have his on-line account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

668910420	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  The borrower expressed interest in refinancing; however no further contact was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

669548781	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower requested to speak with a manager regarding the 1098 tax form that had requested 3 times and not yet received. The unit number, XXX, was missing; and the manager added it to the mailing address.  The form was mailed via UPS with a tracking number.  However, mail was reported as returned as undeliverable on 04/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings, which began on 12/XX/2010, were closed and billed on 08/XX/2013 as the loan was modified.

669663666	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2013.  The last contact with the borrower was established on 10/16/2013; the details of the conversation with the borrower were not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

669730599	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower requested that an accidental payment be returned to them, as they are current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

669741588	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2013.  Borrower called because she had not received her disbursement check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

670262067	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The borrower called to inquire on how much he paid in interest last year.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

670300597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2013.  Borrower stated that they made 2 partial payments for September and wanted to make sure they were received. Borrower was advised that a total of $810.00 was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

670946382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The borrower inquired about the HARP program and removing one of the borrowers from the loan.  After reviewing the terms of the prior modification, a copy of the agreement was e-mailed to the homeowner.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

671304024	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower was going to process payment, but borrower did not want to pay the fee he states he will send in a check. Borrower requested to be called with info regarding the escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

672044283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower called in inquiring about late charge. Servicer advised that the funds were received on 04/12/2016. Servicer advised borrower they would have back dated payment for 04/12/2016 so there was no late charge and advised borrower that the payment for 05/2016 will be $1,017.63. Borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

672344982	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2015.  The authorized 3rd party had an Escrow inquiry regarding the Escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

672424902	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  The last borrower contact was in regards to a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

672514812	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  The borrower was advised they owed for July and August.  The borrower then made a double payment to bring the account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

673601724	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2015.  The borrower requested a W9 statement and the servicer sent the form as requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

673855470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2013.  The borrower called to change the date of their automatic payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

673922403	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower called in to check on payment mailed last week. Agent advised payment has not been received yet and stated to allow 7 - 10 business days for mail to be received and processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments reflect loan was previously HAMP Tier 1 modified by prior servicer. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Due for 10-1-2016.  It was noted on 10-8-2015 that borrower had HAMP Tier 1 Mod at previous servicer and thus was no longer eligible for HAMP Tier 1 after 10-8-15. Welcome call to B made 10-9-15 and borrower info verified with B on 10-12-2015. On 11-30-15 B PTP on 12-1-15. B asked why escrow acct had increased which was due to increase in hazard ins. plus an escrow shortage.  Escrow history to be sent to B. HAMP Incentive disclose provided.  B did not want to discuss other aspects on acct and declined mtg assistance. On 12-1-15 it was noted that the current mod agreement could not be found. On 12-29-15 it was noted that a mod agreement dated 12-XX-15 was not executed.  It is further noted that as of 1-11-2016 the executed mod had yet to be uploaded.   Service released 2-1-16.  Mod ultimately updated and sent to B on 2-3-16.

673953372	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  The borrower contacted the servicer on 07/08/2016 to inquire about an increase in the interest rate.  The borrower was under the impression her modification was a HAMP.  The servicer advised she has an XXX modification and the payment change is due to the fluctuation in the escrow accounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

673987338	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2013.  The borrower called to inquire as to why they are still receiving delinquent tax notices and why the servicer is not paying the taxes. The servicer issued the tax payment on 08/16/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

674043282	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  Borrower called in. Comments do not reflect details regarding the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

674149176	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

674992332	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

675050274	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Servicer contacted borrower regarding hazard loss check in amount of $500.00 they received.  Servicer advised borrower the check  was sent out on 02/08/2016 via regular mail and advised to give it up to 10 days and to contact the insurance company to have the check reissued due to the check expired. Servicer advised borrower once they receive the reissued check to call the loss draft department for processing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There was a water damage claim opened on 12/17/2015, date of the damage was 03/12/2014. The claim check from XXX received is outdated and expired from 10/16/2015. The servicer has requested new claim check and has not received at this point. A cancellation for underwriting reasons was received from XXX on 12/08/2015. This is also the same company from the damage claim.

675122202	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2014.  Borrower requested his 1098 be emailed to him. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

675167157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower inquired about the escrow shortage and was advised that the property taxes increased. Commentary reflects on 05/09/2016, borrower was inquiring about HAMP modification and a term extension to reduce the monthly payment. Borrower was advised to apply via online and advised that no term extension would be possible as term was previously extended to 40 years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

675336987	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2013.  Borrower called about principal reduction and was advised that $1000 was paid in September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

675481842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Borrower called in - the borrower stated they simply forgot to pay; promised to pay $610.29 by 05/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

675902421	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Spoke with borrower who stated the  53.39 in fees should not be on the account. Borrower stated all the fees had been removed and the fees should not be there. Put in a request to research fees and have removed if necessary. Borrower will send in required monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

676082241	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2013.  The borrower requested a payment be reversed and re-applied towards escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

676135188	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower stated he would make a payment online. Advised due to the holiday, will not have time to clear before the end of the month.  Borrower was referred to the hardest hit program on 05/26/2015 since he had been reduced to part time.  He applied but it appears he was not accepted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The loan was 5 X 30 during the past 12 months; placing the loan at Moderate risk of Future delinquency.

676249074	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2015.  Notes on 04/15/2016 reflect that the borrower promised to pay via Speedpay $890.62 by 04/20/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

676334988	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2014.  The last borrower contact was in regards to a promise to pay.  An escrow refund was sent and advised the borrower to watch out for it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

676368954	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  Borrower called to check status on insurance check. Servicer advised claim check received 04/03/2015 and was mailed back to borrower 04/06/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 04/21/2016 Servicing comments reflect modification subsequent step rate notification.  No further comments reflect modification terms or rate. Loan is performing with next due for 8/04/2016

676440882	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2014.  The borrower called in to have the account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

676475847	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  The borrower called to request his 1098 tax form. Servicer advised statements would be received prior to 01/31/2016. Borrower also stated he received a discount card for medications. Servicer advised borrower he could disregard the card.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

676685637	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower requested payment history statement to show when he made payments and to see when the late fees were assessed. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

677193129	2	[2] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower made a promise to pay $1394.10 on 02/29/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comment on 02/1/62016 borrower received a loss draft check and wanted to know what to do with it for it to be endorsed. Servicer advised borrower they need to transfer borrower to the loss draft department. Check amount $3,645.90 for water damage; date of loss 02/02/2016. Claim is a non monitor claim. Unable to determine if the damage is interior or exterior as comments do not reference details of the damage.  The damage repair amount is estimated at $3,645.90.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 02/16/2016 hazard loss check amount $3,645.90 for water damage; date of loss 02/02/2016. Claim is a non monitor claim. Unable to determine if the damage is interior or exterior as comments do not reference details of the damage.

677344977	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2014.  Borrower called on 12/05/2014 to advise bill pay was authorized to draft on 12/05/2014 in the amount of $826.23.  Borrower was advised on 02/14/2014 they will receive billing statements once bankruptcy is discharged.  Borrower called on 02/19/2014 regarding correspondence they received for a modification and servicer advised the loan is current and they can disregard the letter.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Bankruptcy status on 11/XX/2014 shows a bankruptcy adjustment was performed on the pay history moving funds from borrower and trustee suspense balances.  There is no evidence of relief being granted or the case being dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

677801520	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

678038283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower called and wanted to confirm payment was received.  (Husband in XXX prison-per comments will be incarcerated for about XXX months.)
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Foreclosure was dismissed due to completed loan modification.

678478842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called in set up promise to pay by 03/08/2016 via the website.  Provided total amount due and fees. Borrower interested in ACH and will set up after March payment is done,advised took a 50% paycut to keep his job and had to wait on two checks to come to make the payment .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

678515805	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2015.  Borrower called in to make a payment. Agent advised borrower of the $19.00 fee. Borrower requested to be transferred to the automated system to make a payment with a $14.00 fee. Borrower declined home warranty offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

678532788	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  Borrower called to check on payment made 7/6/16. Advised payment was returned b/c of incorrect checking account #. Borrower said would redo payment online when got home later that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

678792528	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower made payment and a one time courtesy late fee removal requested and waived. Contact on 07/27/2015 was in regards to loss mitigation reinstatement amount was due 07/31/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

679130190	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2015.  Borrower called in for the status on the check she mailed 09/02/2015 for $1495 for the hazard claim. She sent it in for endorsement. She stated she has received a second check for $550.88 and was asked to send that in too. Non monitored claim due to amount under $10,000.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Power surge. Checks for $1495 and $550.88 were received.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

679159161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  Borrower inquired about a settlement letter she received from Suntrust. Servicer explained the letter was a loan performing letter only and had nothing to do with a lawsuit. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

679726593	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2014.  Notes on 03/06/2014 reflect that the borrower is mailing her payment on 03/07/2016 for the March due in the amount of $561.37.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

679983336	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Customer called in to verify that the homeowner insurance deposit has been received. Confirmed and a request to run a new escrow analysis was submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

680086233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  The last contact was made on 1/20/2015, in which the borrower inquired about the loan and terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 10/27/2015 indicated a chapter 7 bankruptcy was filed on 10/XX/2015; No further delatils provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

680170149	2	[2] Evidence loan has been modified. GENERAL COMMENT (2014-08-XX): Modification is noted.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2014.  Durnin the last contact with the borrower they called in for an an update. Details were not noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 06/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification are no noted in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

680231088	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower stated payment was mailed out on 03/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure outside the review and was closed on 07/XX/2014 with the modification being booked.  Mortgage insurance was cited as being cancelled on 07/20/2015 due to NY State law.

681048270	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Inbound call from borrower, who stated the payment was mailed on 08/02.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

681156162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The borrower called to inquire about the escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  A Chapter 13 bankruptcy unknown case # was discharged approximately 03/XX/2015. There is no a file date in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A Chapter 13 bankruptcy unknown case # was discharged approximately 03/XX/2015. There is no a file date in the commentary.

681406911	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  Inbound call from borrower, document request inquiry.  Borrower was sent a copy of appraisal document that is on file via US mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

681475842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2014.  The borrower called to authorize a third party on the account. The third party inquired about the ability to pay off the escrow shortage and questioned if that would bring the monthly payment down. The party was advised that it would bring the payment down and the third party stated that they will send in the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

681867450	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

683052264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Borrower requested a copy of the complete escrow breakdown on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

683364951	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2014.  The borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

683992323	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2015.  The borrower scheduled their payment for the 30th of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

684084231	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  A written request to change the surname was received; and the borrower stated has tried to get this fixed for 6 years without success.  A response was sent that a copy of the social security card and a second form of identification was needed for the update to be processed.  However, no further communication was cited.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There is no evidence of a condo's insurance renewal per notes dated 06/24/2016.  A real estate fraud certification was executed per notes dated 12/11/2015.

No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification

684340974	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  The borrower called in with a third party stating received a letter that the premium was not paid for the homeowner's insurance.  The borrower was advised that it was paid on 04/14/2016 and cleared on 04/28/2016 and a courtesy call was placed to the insurance to verify the payment was applied.  The loan was previously HAMP modified in 03/2012.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

684351963	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called in and made a payment in amount of $1555.26 and was provided with payment confirmation umber.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Comments reflect  a discharged chapter 7 bankruptcy. However, comment on 05/17/2016 reflects bankruptcy case opened in error. The bankruptcy case that was documented reflects filed by an individual other than borrower. Appears the bankruptcy comments were possibly for another account.

684431883	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  The borrower inquired on the do not solicit process. The representative                 filled out the form with the borrower over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

684697617	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Inbound call from borrower, promise to pay made via Speedpay 6/2/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

686051262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2014.  Borrower called with a payment inquiry, advised next due for 12/01/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

686584728	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower called and authorized her son to speak on the loan, he requested information on refinancing and was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

687018294	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2015.  The borrower inquired about a pay for performance notice that she received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

687349962	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

687374937	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2015.  Borrower called to affirm the payment was received and wanted additional funds applied to the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

687398913	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2015.  Borrower called in and inquired about payment amount for the 10/01/2015 payment. Agent advised payment amount is $870.09.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

687513798	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower had a question regarding escrow account and also requested a payoff quote.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

688144167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2015.  Borrower called in with Third party, Insurance Agent, and gave 24 hour verbal authorization for third party, Third party calling to check for non-payment of premium. Borrower changed Insurance Company. Check already disbursed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 12/XX/2014 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

688215096	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  The borrower discussed their insurance claim check in the amount of $3,064.69 (claim # XXX for settlement) and the check was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

688380930	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower called to have their website password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment dated 08/XX/2013 the loan was previously HAMP modified.

688541769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called regarding a letter stating he is eligible to remove MI from the loan, Borrower transferred to correct department. He was advised the LTV must be 80%, right now he is at 88.13%. The borrower would need to have an appraisal at $330,000 or pay down the loan to reduce the LTV.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

688582728	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2015.  The borrower advised that when NS draft there were no funds, and wanted to know if it will run again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

688930380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2014.  The borrower requested that their 1098 be faxed to them. They were advised that it should be sent within 24-48 hours. The borrower asked for their online password to be reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

689086224	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower called and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

689433876	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2014.  Notes on 12/02/2014 reflect that the borrower called in to inquire when his payment will change.  The borrower was advised next July due to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

689469840	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

689586723	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  Servicer advised borrower the extension agreement was emailed yesterday. Borrower advised would sign and return agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: 07/29/2016 Borrower received a 1 month extension; interest deferred in amount of $869.73; new next due date is 08/XX/2016; new maturity date 02/2049.

689764545	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower called in to request 1098's for the years of 2013 - 2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

689929380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  Borrower inquired as to the last payment received. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

689982327	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The customer was upset that he was getting calls every month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

690043266	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Borrower called in to inquire about PMI removal.  Servicer sent out form needed to be filled out.  Borrower made payment by phone in the amount of $2,047.35.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  On 11/XX/2014, CH7 Bankruptcy requirements not met to close.  On 09/XX/2015, a note indicates the Bankruptcy may have been discharged.  Unable to determine current status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

690143166	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  Borrower made promise to pay and explained he had been sick and wasn't working.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

690176133	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2013.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

690301008	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower called and stated that she will try and go online and make a payment. Borrower advised that $773.00 will bring the account current. Borrower stated she was out of town due to a family illness.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

690737571	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrowers last communication was to schedule multiple payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

691149159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2015.  The borrower requested paperless statements via the website and updated email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

691493085	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

691497810	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower made a payment for June & July and requested that ACH be setup beginning with the August payment. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

691614693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2014.  Borrower declined paperless billing via website on 10/16/2014. Borrower contact on 06/05/2014 cites servicer advising modification was booked.  Reason for delinquency was stated on 02/20/2014 being reduction of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure on 05/XX/2011 and was closed on 06/XX/2014 with the modification being booked.

691626681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  The borrower called in stating he got a letter regarding a suspense amount added to a mortgage payment.   Advised that he can add the $14.00 to his next monthly paymment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

691761546	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2014.  The borrower stated that she will make a payment online on 01/10/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

692623683	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  The borrower inquired about having the mortgage insurance removed from the loan; however, the servicer advised that the account is not eligible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

692673633	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  The borrower made in inquiry about the current unpaid principal balance with corporate advance and about step rate notification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

692695611	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

693208344	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  Attorney for the borrower called to inform that he no longer represents the borrowers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

693465840	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Notes on 04/08/2016 reflect that the borrower requested a monthly statement to prove that he is no longer in foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

693858447	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2013.  Inbound call from the borrower stating that she has insurance with State Farm and wanted to know if she was being charged by 2 insurance companies.  The borrower was advised that she was not being double charged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

693934371	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2014.  Notes on 09/18/2014 reflect that the borrower wanted to make sure that recurring payments are set up monthly.  The borrower was advised that the recurring payments are set up and the next payment will be on 10/08/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

694313991	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2015.  The borrower called to ask about the escrow deferred balance, advised it was a shortage in the escrow amount that they owe. The borrower was advised that once the shortage is paid, the payment will reduce to $701.71. The borrower asked about the additional amounts that have been paid and was advised that it was posted to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

694747557	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2016.  Borrower requested to have password reset. Servicer unlocked he website for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

694789515	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2014.  Insurance agent called and conference borrower in on the call gave verbal authorization to update insurance to new carrier. Borrower switched insurances due to moving out of home and using property as a rental. Borrower also confirmed will be paying new policy premium out of pocket due to old carriers premium was already issued from escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

694801503	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  The last contact with the borrower was established on 03/10/2016 at which time the borrower stated they mailed their March payment on 03/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

695193048	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2015.  The borrower called regarding a letter he received about his escrow account.  The borrower was advised that his payment has gone down.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

695221083	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower called to set up online payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

695290014	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2015.  Borrower stated he would submit payment by the due date, then hung up the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

695532771	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  The servicer advised that the February payment was short and the borrower requested to authorize wife on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

695555748	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2013.  The last contact was made on 8/3/2013, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

695997306	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2015.  The borrower emailed the date that she would be making the payment on the mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Payoff requested 07/22/2016

696206097	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  The borrower advised that their payment went up too much and wanted to see what they can do to lower it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

696516786	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2013.  Spoke to borrower - verified identity and property address; the borrower was making a late charge inquiry.   Advised the payment increased in July and she was unaware.    The servicer advised they can submit a one time waiver for the $37.32 fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

696522780	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Payoff statement dated 05/20/2016. Borrower made a promise to pay, requested a copy of his modification agreement and verified the property is occupied. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

696569733	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  The borrower called to adjust their contact availability.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

696840462	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

696986316	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2014.  mrs had repairs done to house  will know by next week when she can make the sept and oct pmt
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

696997305	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower called and asked if the wife can make a payment, advised to send in written authorization.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

697045257	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower calling in to inquire about Step-Rate Modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

697156146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The last borrower contact was in regards to an escrow overage check received by the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

697348953	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  The borrower asked about the one time HAMP program incentive and requested a document for lowering their payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

697375926	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  Spoke with borrower home # via interpreter stated she will be sending  in her HOI bill to be paid. Provided fax#
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

697437864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower called to ensure that the insurance was paid and was advised that it is now due for 05/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

697720581	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower states that a payment will be made within the grace period and the property is occupied. She further stated that her bankruptcy is discharged and wants the collection calls to stop. Servicer advised that due to the discharge of the bankruptcy collection call will continue and she would need a cease & desist to prevent future calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.  Details of the Bankruptcy were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

697856445	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  The borrower called to ask if the mortgage insurance was removed from the account. The servicer verified that it was cancelled and a refund is not expected. An escrow analysis was generated on 02/25/2016 with an effective date of 04/01/2016 and a copy was mailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

697939362	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower called with a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

698492808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower contact established  set up schedule to pay $1,766.74 by 01/13/2016 via Mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

698632668	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Borrower inquired about condominium insurance, borrower states he pays the insurance himself and requested that the servicer stop paying from his escrow account. Borrower also stated he will be mailing his payment soon.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

698640660	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Lender made call to the borrower and verified the account.  No additional information was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

698736564	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2015.  The borrower stated  that he made a payment in the amount of $568.46 through bill pay on 06/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

698759541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Spoke to 3rd party borrowers daughter advised borrower wants all extra funds paid on the monthly mortgage payments to be placed to pay corporate advance balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

698877423	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A comment dated 02/26/2015 reflects Nevada notice of sale file with county. Nevada is a super lien state. Loan appears to be performing and no further information was provided.

698946354	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  Promised to pay $2662.77 by 07/13/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

698996304	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower called in about the incentive program for funds to be posted to the principal because of the loan modification. Servicer advised there will be a form sent out in July or August and to sign and send the form back to start the process to get the incentive applied to the principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

699144156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  The borrower wanted to know why she had not received her  statement. She was informed that it was sent on 07/01/2016 and would cause a delay due to the holiday. The borrower was also given the website and mailing address for payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan was modified outside of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

699376923	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.  Borrower inquired about modification incentive letter received. Servicer advised if the letter was completed and sent back by 10/01/2015, the $5k incentive funds would be applied to the loan UPB. Servicer also advised borrower this incentive has been ongoing since loan modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

699572727	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  Borrower called and stated they were in the process of disputing the balance along with corrections to the corporate advance charges, also credit issues. Borrower was offered a late fee waiver for this. No evidence of dispute in the comments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

699658641	1
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2013.  Borrower called to make a July mortgage payment and update account information. Stated that there was no hardship, just a temporary situation. He's living in the home and plans on retention. Made payment of 2240.25 on 09/10/2013. No contact has been made with Borrower since that date.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.

699735564	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  The borrower did not want to pay a late charge and stated  they had mailed their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Commentary reflects a modification but the date is missing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

699879420	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2015.  The borrower requested the online account be unlocked and had questions regarding the 1098 year end statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 7/17/2013 reflect a forbearance plan was set up due to unemployment; plan was completed 11/XX/2013.

700481817	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Customer called but call was dropped before transferred. No other information provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

700517781	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2015.  On 08/20/2015 the borrower called about a Pay for Performance message. The borrower was advised to fax the form in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

700715583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan is performing with next due for 10/2016.

700720578	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borr called in inq to refinance- previously spoke- XXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

701384913	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  The borrower called in and made a payment on 10/05/2015.  The borrower called in on 08/22/2014 requesting to modify again due to being unable to afford the payments.  A HARP or refinance was recommended since no payments have been missed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

701612685	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

702022275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The co-borrower called in to to verify the correct insurance company was paid. The borrowers changed insurance companies in May and called in to update the information. The co-borrower was advised to send in the new information so it could be processed for a refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

703032264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  The borrower inquired why their payments have increased. The servicer stated the increase was due to the completed modification. The borrower was notified they may be eligible to apply for another modification or a refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

703127169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2013.  Notes on 11/26/2013 reflect that the borrower wanted to know if she needed a witness to have the final modification documents notarized.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

703157139	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  Borrower called in and agent verified demographics. However, details of the call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan is performing with next due for 10/2016.

703175121	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2015.  The borrower went to the servicer's website and requested paperless statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

703251045	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  Notes on 05/22/2015 reflect that the borrower was calling in because they were refinancing to a lower interest rate that was to be fixed.  The borrower was transferred to the sales department and wanted information on her loan in terms of documentation of loan modification.  The borrower wanted to get copies of the modification start date of 2009.  The borrower also inquired on the insurance and was transferred.  The borrower was advised of the status of the file and the borrower requested copied of the old package.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

703281015	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2015.  The borrower contacted the servicer on 06/02/2015 to inquire about the homeowner's insurance policy.  The servicer advised that it is due on 06/12/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

703437858	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

703805490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called to have her on-line password re-set.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

704146149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2015.  Notes on 05/21/2015 reflect that the borrower was advised that there is a shortage of $153.02 with a new payment of $1,164.09 to begin in June.  The borrower was advised that the option to pay the shortage by 06/01 and if he does, the payment will be $1,151.34 otherwise it will just be calculated in the payment of $1,164.09
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

704456838	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2014.  Borrower called regarding payment change on statement. Servicer advised payment is now $457.13 due to escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

704462832	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The borrower promised to pay $1558.47 by 05/31/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

704753541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower inquired about her payments and stated that she would be making a payment on 02/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period.

704838456	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower was called in regards to their payment. The borrower made a promise to pay online for 05/25/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Per comment dated 12/15/2010 the bankruptcy was closed but there were no details provided on the bankruptcy within the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

705277017	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Servicer spoke with borrower who made a payment by phone in amount of $1011.89 and was provided with payment confirmation number. Call was transferred to single point of contact at borrowers request. Details of transferred call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate account was previously modified. However, details and terms of loan modification not provided in comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

705281013	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Inbound call from borrower, payment inquiry.  Borrower wanted to see if NSM has received payment.  Borrower mailed payment in on 4/2/2016.  Advised April's payment has been received.  Account reported current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

705600693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2014.  Borrower called to inquire what checking account servicer using to draft payments on 10/29/2014.  Servicer sent a HARP solicitation letter on 05/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

705641652	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  XXX with XXX called in to get the status of her payoff request that was sent on 07/22/2016. She was informed that the request was received on 07/25/2016 and is is pending. A new request was submitted by the representative.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The modification was completed outside of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

705995298	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2015.  Inbound call from borrower, promise to pay made for 6/15/2015 in the amount of $453.80 via internet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

706056237	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2015.  Borrower made a promise to pay in the amount of $464.71 by 09/01/2015 via speedpay.  Borrower stated his check was lost in the mail and the bank has confirmed it has not been cashed. Borrower stated RFD was due to being sick with shingles.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

706253040	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower inquired if servicer had mailed his March payment coupon yet. Servicer advised yes, it had been sent. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

706309983	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower made an inquiry regarding late fees that were paid to be returned to the borrower.  Fees were from February that should not have been  charged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

706324968	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2015.  Borrower called regarding the increase in the payment, advised them the increase is due to the tax and insurance increase. Borrower has an escrow shortage that has been spread over 22 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

706362930	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The borrower wanted to know the tax information from the 1098 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There was a discharged bankruptcy per notes dated 09/10/2013; but no further details were cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 11/XX/2013 as the loan was modified.

706384908	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

706577715	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  Borrower requested a payoff quote.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Bankruptcy case predates the notes provided and no details were found.

706715577	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2015.  The borrower called in for the payment amount and advised that payment would be made through the automated system. The borrower declined the ACH offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

706852440	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower made an inquiry in regards to decreasing her insurance premium; and was advised an out of cycle escrow analysis for her would be submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

707148144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  None authorized third party called,  advised that she will like to make payment over the phone. Advised of pending release. Processed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

707684607	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The last borrower contact was in regards to the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 10/22/2015 reflect evidence of  previously completed STEP Rate Modification.

708058233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  The borrower advised they will be making their payment online on 04/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments on 04/27/2016 indicated a HAMP incentive was applied to the loan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

708624666	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2015.  The borrower was provided with assistance in unlocking the online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

709032258	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower inquired about adding someone to the loan and also inquired about how to endorse a hazard insurance claim check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower was trying to endorse a loss draft check per commentary dated 05/11/2016. No claim filing information, description of the damage or status of the claim was provided in the commentary.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

709113177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  The borrower wanted to request to cancel ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

709455834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2016.  Borrower called  and wanted a pay history from 10/2015-03/2016. She wants to confirm any and all late fees and that they were taken off.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

709459830	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  The borrower inquired about no receiving an escrow letter; the requested document was sent to the borrower via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary states PMI is cancelled; subsequent commentary indicates that the cancellation received was for the wrong loan.

709752537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  The borrower authorized a payment in the amount of $573.39 for 05/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

710038251	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The borrower was contacted and stated the property was occupied and provided options to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

710231058	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Inbound call from borrower, escrow inquiry.  Customer called in to verify how to return escrow insurance funds due to change in insurance.  Advised customer he could send in to any of our payment methods and indicate it is for escrow.  Advised customer he could follow up to make sure that funds were placed back into escrow accounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

710340948	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2014.  spoke to borrower, cell phone authorization obtained
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

710369919	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2015.  Borrower called and asked questions on a loan modification, advised the HAMP program is to lower the PITIA to 31% of gross income by lowering the rate .125% to a floor of 2%, not all borrowers qualify for the 2% as it is based on the gross income. If the payment at that point is still to high, borrower can apply for a formal modification by providing financials.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

710471817	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The borrower inquired on their PMI removal. The borrower was transferred to the escrow department that confirmed the letter they had received about the PMI was sent in error as the borrower did not have PMI on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment dated 05/20/2016 the loan was previously modified.

710551737	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower called and stated they will make the March online payment by the 26th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

711526761	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The borrower was called and had questions about the payment. The borrower was advised of the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

711600687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

711815472	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower called in wanting to know what the payment amount is for next month. Agent advised borrower the payment will be $1238.25.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

711991296	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2015.  Borrower called to discuss the removal of PMI and was informed it is no longer escrowed. Borrower wanted to cancel the PMI and was informed appraisal would be needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

712049238	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower states that he will be making a payment online because it is the cheaper way for him to pay. Servicer also advised as to why his payment had increased and emailed him an escrow statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

712174113	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  The borrower called to inquire why she hasn't been receiving statements. After researching, the borrower was advised that she was set up on electronic statements until she recently changed to paper statements and that she will start receiving them in the mail within 1-2 billing cycles.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

712615671	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  Borrower called in to discuss payment and late fees and how to pay late fees. Advised the  borrower if she is making payments towards late fees to be sure to note what the additional money is for.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

713425860	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower called in to make a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

713448837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Servicer spoke with borrower who did not want to give personal information. Agent provided borrower with numbers to call in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714008277	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2014.  The borrower called to request a payoff statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714384900	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Borrower called asking if she passes away who is in charge of her account. Borrower advised she wants to have her daughter take over the loan. Servicer advised borrower she can look into refinancing or a loan assumption and advised borrower is she passes away she will need to have the daughter provide the death certificate and Executor of Estate paperwork.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  POC filing date was not provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714432852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2015.  Borrower inquired via email if they could pay the escrow shortage electronically. Servicer advised to send a separate check for the escrow payment or check the "other" box on the monthly statement. No further concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714507777	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2013.  The borrower discussed payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714509775	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2014.  Notes on 08/04/2016 reflect that the borrower was notified on the modification terms and next due for 09/XX/2014 in the amount of $1,139.41.  The borrower declined ACH and was informed of approval guard.  The borrower was also informed about making payments over the website with fees and setting up ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714511773	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2014.  Inbound call from borrower, MI inquiry/cancel request.  Borrower authorized XXX from XXX to get account info good for 24 hours.  Borrower inquired to know when will the pmi be removed.  advised 60+ months from the first payment, LTV needs to be 80% or below, also need to verify the value of property hasn't decreased.  Appraisal does not guaranty PMI removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714701583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower called in inquiring about 2 payments that were made, borrower stated she is paid until July. Also inquiring about increase in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714833451	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

714899385	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2015.  The borrower authorized a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

715154130	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Borrower emailed a request to confirm that the incentive notification letter was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

715233051	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The borrower called in and was transferred to the direct sales department; no other details were noted. Payoff statement generated 04/28/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

715395888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  Borrower called in with questions on forgiveness streamline modification in amount of $-130,398.88. Borrower questioning refinance versus loan modification. Agent advised borrower will need to speak with loan officer. Agent also provided borrower with Hardest Hit phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

715614669	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Borrower called in to return Servicer call and to make a payment. Call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

715873410	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower inquiring if May payment was received. Borrower stated he did payment on line last night 05/15/2016, advised customer that it is showing payment has posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

716098185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2015.  Inbound call from borrower, payment inquiry.  Borrower wanted to know why the monthly mortgage payment increased on 6/1/2015 statement.  Advised there was a change in his interest rate increasing to 4 percent which caused an increased monthly mortgage payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

716366916	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2015.  The borrower called and needed to change her mailing address; she was advised that the may statement had already been mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

716561721	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  Borrower questioned why he would to fill out an HHF form if he is applying for HARP.  Servicer advised the application he filled out was for a modification.  Servicer advised HARP is with the refinance department and provided their number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

716631651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2014.  Borrower called to make a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

717537744	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2015.  The borrower called to inquire on status of refund check as refund was received for the account from the insurance company. An escrow analysis was requested to determine if there was an overage on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

717642639	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  The borrower called to inquire on what the charge for $21.72 was on her statement. The borrower was advised that it was a late charge from her 03/19/2015 payment. The borrower also asked what to do with insurance refund check that she received and was advised that she can mail a personal check to make additional payment to her escrow or she may go online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

717823458	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  The last contact with the borrower was established on 12/28/2015 at which time the borrower called asking the amount of the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

717974307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2014.  Borrower called to inquire about she has not received her 1098
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Closed 6/XX/11.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

718228053	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  The borrower informed the servicer on 05/26/2016 that an online payment in the amount of $1,679.50 will be made by 05/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

718322958	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called inquiring about the Balloon payment. Agent advised the amount is $8772.90.  Borrower disputing the payment history and credit reporting. Problem been on-going since 07/28/2015. The dispute was resolved as of 5/11/2016 however the borrower has called in (post review comments) requesting the credit dispute be removed from his credit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

718505775	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  The borrower contacted the servicer on 05/13/2015 to inquire about the 2 amounts on the statement, the unpaid principal and non-interest bearing principal balance.  The servicer advised that due to the loan being modified, the borrower must pay in addition to the principal amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

718588692	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  Borrower called to have 2014 tax statement sent via email. Servicer updated email address for borrower to: XXX. Servicer requested to have documents sent via Tax department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

718615665	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called to see why the servicer paid the insurance premium when he had already paid it. Servicer advised when the account is escrowed then they pay the escrows. Servicer advised he will receive a refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

719393886	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2015.  The information used in this section was based on servicing comments for the past 36 months.  Borrower called in regarding his payment increase.  Servicer advised of new payment.  Borrower requested a new Escrow analysis be completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

719654625	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  The last contact from the borrower was a message sent in regarding the inability to make a payment online.  The issue was resolved.  The borrower requested assistance on 08/12/2014 due to being self-employed and not having any work at that time.  If the payment wasn't received by the end of the month, a financial packet would be sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

720209070	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  Authorized third party promised to pay 1/16/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

720542736	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

720660618	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2013.  Borrower made an inquiry regarding if the payment he made that day was received and had a question about the total balloon payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

720785493	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2015.  The borrower inquired about the annual privacy notice sent by the servicer.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The bankruptcy appears to still be active based on notices and post petition payment.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

720787491	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  Borrower inquiring what happened to payment made to shortage for $419.06; advised payment misapplied as principal advised will correct;  turn around time one to three business days; submitted correction and requested a new escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

721096136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  Talked to Authorized Third Party, borrower's wife, who wanted to know when shortage will be paid in full. Agent advised effective 7/01/2015, once paid will save $51.87.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

721209069	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower2 called in provided lifetime authorization for 3rd party(daughter) on loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 09/11/2013 reflects hazard loss funds received in amount of $2000.00 for hail damage on 08/28/2013. Servicer endorsed and released claim funds to borrower as claim is under $20,000.00 and is not monitored. Loss draft check mailed to borrower on 09/18/2013 via regular mail. No evidence if repairs have been made. However no evidence of any outstanding damages noted.

721376901	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The borrower called in about a letter received showing a large payment due. Borrower advised to disregard the letter, the loan is due for August. Borrower was satisfied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

721402875	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2014.  Notes on 08/12/2014 reflect that the borrower was inquiring about August payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

721440837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2013.  The borrower called to request the cancellation of the electronic statements and have them mailed instead. There has been no contact attempts from the servicer in the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

721837440	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  Borrower made a promise to pay in the amount of $1078.37 for 01/12/2015. Servicer provided confirmation number and charged $9.95 payment fee. No further concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

721919358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2013.  Borrower called to get the current balance of the loan; provided $292,533.26 and there were no further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

722382894	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  Borrower called and requested the suspense funds be applied to principal on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

723092184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  Borrower called in to inquire why the payment went up and was advised that the homeowner's insurance premium went up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

723328947	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2013.  The last contact was made on 11/20/2013, in which the borrower had an escrow inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

723392766	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  The last contact with the borrower was established on 12/08/2015 at which time the borrower made a promise to pay $652.75 by 12/10/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

723397878	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The borrower called in to schedule a payment for 01/08/2016. The borrower declined the offer for ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

723548727	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower called to ask about payments and to get a payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

724043232	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  Borrower was requesting a statement for January. Advised statement will be reissued. Borrower stated will send in January payment on  01/26/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

724629645	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Inbound call from borrower to verify the reason the appraisal funds were not put back on to the unpaid principal.  The caller was advised that the $500.00 was a corporate advance which does not come from the principal, it is an account that is paid over time through the life of the loan, however, of the funds the caller sent in two payments and was applied.  That is what the caller is inquiring about, the June and August Payments.  On 09/14/2015 the borrower called in to dispute lender expenses on the account as there should only be one appraisal for the modification.   Research was completed and determined the lender paid expense balance included the deferred principal balance from the modification in 2010 and an appraisal ordered as a result of a PMI cancellation request.  Hardest Hit Funds in the amount of $29000 were applied to the account on 06/05/2015 bringing the account due for 09/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

725198076	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Servicer advised borrower that she may not qualify fir a modification but she can definitely apply. A refinance option was recommended and call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

725795478	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Borrower called and wanted to know why there was an escrow shortage, advised the tax amount increased. Borrower asked if she sends in the full amount will her payment still increase, advised that it would not.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  No details provided in the comments. Filed 02/XX/2013 and no evidence of closure assumes bankruptcy is still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

725974299	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Borrower called and asked why the July payment was reversed. Advised her that they are unable to locate that information and waived the late fee as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

726172101	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

726571701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2014.  The borrower informed the servicer on 07/08/2014 that he will make the July payment online as he forgot to mail it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

726765507	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower called in to request a principal payment from December should be placed towards the April and May payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

727107197	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Notes on 02/03/2016 reflect that the borrower was inquiring about escrow account showing a shortage in the amount of $365.18.  The borrower was advised part of the previous shortage in the amount of $998.07 spread through 14 months.  The borrower was also advised of the escrow account effective 02/01 shortage was satisfied into one monthly payment on 02/03/2016 so there will be no more spread in the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

727598673	3	[3] There is evidence of property damage.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Authorized 3rd party XXX called to see if servicer received her updated bid. Servicer advise dyes and advised it is under review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification was no provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comments reflect on 08/09/2016 borrower called and advised has an insurance check and it is made out to her and XXX. Servicer advised borrower the address to send the claim check to. 08/24/2016 claim check in amount of $40,251.76 was received for fire damage. 9/01/2016 bid total 51,300.00 and bid balance $51,300.00.  09/01/2016 first draw sent to XXX in amount of $13,417.25.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments reflect on 08/09/2016 borrower called and advised has an insurance check and it is made out to her and XXX. Servicer advised borrower the address to send the claim check to. 08/24/2016 claim check in amount of $40,251.76 was received for fire damage. 9/01/2016 bid total 51,300.00 and bid balance $51,300.00. 09/01/2016 first draw sent to XXX in amount of $13,417.25.

728000271	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower called in about a late charge on the account. Agent advised payment received 6/8/2015, was returned for insufficient funds, then payment was made on 6/25/2016 causing late charge to assess. Borrower stated will check her records.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

728530740	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The borrower called to find out why she received a duplicate HAMP letter, he also requested that HAMP mod documents be sent to her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

728680590	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower returned a call and was advised that it was a payment reminder, but the payment has since posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

729109161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2013.  Borrower called in a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

730180089	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower updated the mailing address online and the update reason stated that the borrower moved. A payoff statement was generated on 07/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

730389879	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  The borrower called in to determine if the insurance was paid; the borrower was notified the payment would not become due until July.  Comments on 12/04/2014 indicated a dispute was received stating to correct their credit because funds were misapplied prior to a modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 06/25/2015 indicated a bankruptcy case was terminated on 10/XX/2012. The commentary dated 06/21/2016 states the bankruptcy was discharged but is still showing active.  The details regarding the case were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Comments on 11/03/2014 indicated an insurance claim funds in the amount of $2500 was received and released as the claim was non-monitored. There was no further mention of  damages to the property.

730390878	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  Spoke to borrower stated that he sent the June payment via billpay on 6/5/14 in the amount of $1,231.29.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

730502766	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  The co-borrower called in to verify how the borrower can change last name. The co-borrower was advised to send in a Photo ID and the account can be updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: There is evidence of a modification being completed outside of the commentary dates. There is no further information available.

730594674	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2015.  The borrower wanted to know when payments will be accepted online each month without a fee being charged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

730669599	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2014.  Borrower requested paperless statements on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

730782486	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  The borrower called and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

730814454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2015.  The last contact with the borrower was established on 11/13/2015 in regards to the borrower making a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

730919349	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2014.  Borrower called in to inquire about escrow calculations, was advised increase in taxes created a shortage. Borrower wanted to know if he could change his insurance premium. Advised yes, and also advised shortage is high due to spread from modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

731137131	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  The borrower wanted a new escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

731308959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2015.  The last borrower contact was in regards to the escrow payment paid by the borrower to satisfy the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 12/23/2015 reflect evidence of a previous STEP Rate Modification completed.

731322945	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Borrower called in to get a payment postponed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

731670597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  The borrower asked to speak with HW to see about a possible HW.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

731803464	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  The borrower advised the payment was in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

731829438	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  Borrower called regarding life insurance on the loan. Borrower was advised there are many forms of insurance she can get on the loan. Borrower wanted to be transferred to the insurance department and was advised they do not offer the insurance, she will have to contact individual insurance company to get a policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

732369897	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower discussed the escrow shortage calculations.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

732551715	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  The borrower wanted to verify why there was an escrow shortage in the account. Servicer advised there was an increase in both taxes and insurance payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

732613653	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2014.  The borrower called in with to check on the proper payment amount and to find out about the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

732696570	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  The borrower promised to make a payment through the IVR.  The Mortgage Insurance (MI) was noted as cancelled and removed on 04/21/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

732902364	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  The last contact was made on 7/19/2016, in which the borrower inquired about stopping a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

732943323	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2015.  The borrower called in on 01/03/2015 regarding a payment inquiry, the statement was review and amounts were explained.  The borrower called in on 05/07/2014 regarding negative credit reporting.  The borrower was advised that nothing is being reported to the credit bureau and since the debt was not reaffirmed nothing can be reported.  The borrower was advised to run the credit and see if there is anything reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A Bankruptcy was removed on 11/XX/2010.  The details of the bankruptcy were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

733048218	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  The last contact with the borrower was established on 04/21/2016 at which time the borrower requested to have a copy of their modification agreement sent to them. The borrower was advised the agreement could not be located.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

733092669	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower stated that after speaking with the Servicer's refinance department , she was advised to modify the loan instead. Servicer advised of requirements for modification.  Collection comments provided for review do not indacate that a work out package was submitted to the servicer by the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

733348917	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrowers last communication was to get the status on the payment dispute. The last contact attempt from servicer was via text message.  The borrower requested a payment be refunded to her as it was taken twice from the borrowers account. The dispute was opened and researched. One out of two of the payment was refunded to the borrower and the dispute issue was closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary, the loan is in an approved modification. There is no further commentary regarding the modification. The borrower requested a payment be refunded to her as it was taken twice from the borrowers account. The dispute was opened and researched. One out of two of the payment was refunded to the borrower and the dispute issue was closed. The borrower has had more than 3 payment disputes since 2010.

733520745	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower called in to advise that she was having issues making the payment on the website. Servicer unlocked account and took a payment in amount of $1,102.18.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

733798467	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2014.  Borrower stated she did not receive the recast agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

733814451	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Borrower called, stated the payment for $597.08 on 04/22/2016 drafted for $606.63. Borrower was advised they have looked at the scheduled payments for 05/06 and 05/20 and the correct amounts are listed. Borrower requested the additional funds be applied to the principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: The only comments supplied were from the previous servicer running from 09/10/2015 through 02/12/2016.  A comment dated 09/10/2015 states that the loan has MI.  The MI type is LPMI which I believe means that it is lender paid.

734029236	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2016.  The borrower called to inquire on why the PMI wasn't in box 4 of her 1098 tax form. The borrower was advised that box 4 is not filled in because the borrower doesn't have mortgage insurance premiums; however, since she does have mortgage insurance, the amount that was paid is in the informational purpose only section on the 2015 mortgage interest statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower called to inquire on why the PMI wasn't in box 4 of her 1098 tax form and requested updated 1098 be printed. The borrower was advised that box 4 is not filled in because the borrower doesn't have mortgage insurance premiums; however, since she does have mortgage insurance, the amount that was paid is in the informational purpose only section on the 2015 mortgage interest statement. Comment 02/23/2016 states that servicer research indicates that 1098 is correct.

734032233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower called in, he stated he is selling his primary residence and two cars, he will have about $800,000 and would like to do a short payoff on this property. He wanted to know if the investor would do this. He would like a personal and home release. Borrower advised that the request has been sent to the investor and there should be a response in 24 hours.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

734374890	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2014.  The borrower logged into the website and requested paperless statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

734465799	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Inbound call from borrower who stated he is not receiving correspondence.  Agent advised borrower he is being represented by an attorney and we need a letter from attorney sating they are no longer representing him so you can start receiving correspondence at mailing address and provided fax number for letter to be faxed in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 02/20/2013 reflects a discharged bankruptcy. Details of bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

734597667	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  Borrower inquired as to why the interest rate and payment increased and asked for copy of loan modification from 2010.  A copy of the loan modification was sent to the customer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

734878386	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Spouse called in regarding the removal of mortgage insurance.  Servicer advised it is required and advised has been a late payment in 24 months.  Servicer further advised will need to continue making payments on time to after last payment was received.  Spouse acknowledged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior bankruptcy dismissed 11/XX/2010.

734962302	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower indicated does not want any calls, deleted phone work number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

735604659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called to inquire about 1098 year-end statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

735698565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  The borrower called in about their loss draft claim; the borrower was transferred to the loss draft department and details of the call were not provided. Comments on 08/04/2016 indicated the loss draft process was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

735810453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower made a promise to make a payment by 4/25/2016 in the amount of $695.23.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan modification was booked in January of 2013. Borrower was previously unemployed.

735953310	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called and stated that the county is preparing to take the house for unpaid 2013 and 2014 taxes for $5738.97. Contact for borrowers daughter provided. Payment research shows 2013 and 2014 taxes were paid and the payment history detailing the payments is being sent to the borrower. Post review - 6/2016 - the taxes are reported as current .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Seller response to tax status - RTN RESPONSE FROM XXX RE: CUSTOMER SERVICE Agency: XXX Parcel: XXX  Tax year: 2014 1st inst  ELD: 12/06/2014 Base: $5858.18 P&I: $1093.96 Total: $6952.14  Verification source- Call to tax office (XXX) & email received from tax office  GTD-06/10/Type of check-Mortgage  Payment Shipping method and tracking # -FedEx#XXX Check payable to- XXX Resolution on reason for task being opened: Task opened to  verify the delinquent taxes As per XXX confirmed that water taxes are delinquent from  2014 to 2016 the total payoff is IAO$6952.14 with P&I. Lien is placed on the property T\C advised to issue the      payment by 06/10/2016. Hence disbursed the total amount out of Escrow as its H\o s liability. RE taxes re current.

736204059	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  The borrower called to inquire about the pay for performance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

736739523	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2015.  Borrower requested a copy of her monthly statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

737176086	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Borrower inquired about receipt of payment for January. Servicer confirmed receipt and indicated no late fee would be charged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notes on 04/22/2014 reflect that borrower was upset about the cessation of credit reporting after filing a chapter 7 bankruptcy. Servicer found that the account was included in the bankruptcy and discharged in its proceedings and therefore it is not currently reporting.

737292627	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016.  Borrower called regarding HAMP package, advised that the account is current and they are not receiving disability, they will not be reviewed for HAMP at this time. Borrower advised if she gets 60 days behind they will review again for assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

737629632	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Borrower made a promise to pay 04/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

737650611	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

737736525	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2014.  The last contact was made on 9/26/2014, in which the borrower had an insurance inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

738098163	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  The borrower was informed us his insurance policy cancelled
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

738245016	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  The borrower called to inquire about the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

738470790	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The borrower called and stated that they didn't receive the 1098 tax form; form was emailed to the borrower per their request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

738569691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2013.  Borrower called in to make a payment in the amount of $1158.08 plus a $15 processing fee provided confirmation number. Borrower advised not interested in refinancing right now maybe later.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

738622638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2014.  The last contact was made on 4/10/2014, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

739430829	1
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2013.  The co-borrower asked for procedure for them to follow to get letter from servicer for a 401K hardship withdrawal on 12/03/2013; at that time she was 60 days past due.  She requested information about a modification but was told that was likely not an option due to the bankruptcy.   She stated on 11/01/2013 that she and her husband both worked and she was looking for a second job to increase their income. The loan was approved for foreclosure on 12/17/2013 but it does not appear a foreclosure was started since the servicer is accepting payments. A valuation obtained 01/10/2014 showed property value of $160,000.  Notes of 08/12/2014 indicate that borrower reaffirmed the bankruptcy, but that is not referenced elsewhere in the notes; and when the borrower is 30+ days delinquent no collection calls are being made.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.

739499760	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2014.  The borrower called in. They were advised that they missed July's payment. They stated that they should receive a settlement in November from a car accident. They stated that their 2 sons live in the property and not sure why they are behind. They were advised to make the payment before the end of the month to avoid credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

739933326	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2015.  Servicer informed borrower that they had a pending payment with their bank. Servicer explained that borrower is next due for March. Borrower indicated they would wait to confirm funds before phoning back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

740510748	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2014.  Borrower called and requested the 1098 be emailed to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

740649609	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  Borrower stated that she set-up installment for November's payment through the bank. Borrower denied ACH and advised that she was frustrated about the calls she received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower stated on 09/29/2015 that her last name was changed due to a marriage and advised that she is trying to change the last name on the mortgage. Borrower was advised to send in a copy of the social security card, ID card and marriage certificate.

740771487	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2013.  The borrower called to verify what was included in the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited bankruptcy details provided; comments indicate that bankruptcy removal was completed on 10/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A damage claim was submitted on 07/04/2012 for $12,390.09 for water damage. There is no indication in the commentary that the work is completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

741366891	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower requested  her 1098 year end statement be emailed to her. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No evidence of bankruptcy being discharged or dismissed in the file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

741752505	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  The borrower made a payment and was advised the payment increased due to the interest rate going up.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

741769488	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  The borrower called to inquire on why the payments increased. The borrower was advised it was due to the escrow shortage. The borrower was advised of their payment options as they stated they were having issues through the voice response system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

742132125	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  The borrower discussed the escrow balance details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The borrower advised was going to fax the reaffirmation agreement; but no evidence of its receipt was cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

742404852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:

742605651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2014.  On 04/11/2014 the borrower requested a copy of the 1098 tax form which was provided by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

742626630	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2013.  Advised the borrower of the insurance increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

742820436	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  Agent spoke with borrower. Borrower called to inquire about why the interest rate increased. Agent advised Borrower that his Modification agreement states that the rate would increase after the 1st through 5 years. Agent sent the Borrower a copy of the Modification agreement via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

742946310	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2013.  Spoke to borrower demographics verified and mini-miranda provided.  The borrower promised to pay $1390.00 on 10/08/2013.    The borrower thought that XXX was her homeowner insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

743229027	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2015.  Borrower called and wanted information on the increasing interest rate. Advised that it will be the end of the modifications 5 year term, borrower states she was unaware the term was only 5 years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

743329926	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The borrower called to inquire about the $291.45 deferred balance on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

743787468	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  On 08/27/2015 the borrower's phone number was updated and a payment correction was processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

743968287	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2013.  Borrower called and wanted information on the pay for performance program, borrower recently received the letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

744300954	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

744343911	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  Borrower called in regards to the escrow shortage.  Lender explained the shortage and advised if the borrower pays that amount then her payment will go down.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

744559695	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Damage claim was from Hail.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A damage claim was submitted on 05/25/2011 for $7327.45 for hail damage. There is not any indication in the commentary that the work is completed. There has been no contact with the borrower in the past 36 month review period.

744585669	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  The borrower stated they intend to retain the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Commentary states this is a Chapter 7 filed on 10/XX/2011
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

744656598	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2016.  Inbound call from the borrower stating she received a cancellation notice from her insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Collection comments on 1/12/2015 reference a claim for water damage on 11/5/2014.  No subsequent status of the claim is referenced.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

744663591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2016.  Borrower called in to make her monthly payment for April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

745048206	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower posted a payment for 05/2016 and stated intention to submit the 06/2016 by the end of the month while noting that the payments are being paid late due to excessive doctor bills expected for the next 6 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: In the Collection comment dated 05/31/52016 reflects that the borrower states the payments are being paid late due to excessive doctor bills expected for the next 6 months.  This is resulting in a moderate risk of future delinquency.

745089165	1	[1] Notes clearly state litigation has been resolved; resolution date is in the past
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower was advised to disregard the letter dated 02/19/2016 that the account is at risk since the loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is evidence of litigation on the file.  A title litigation issue was reported on 07/XX/2015: the default judgment had been sent to the court on 07/XX/2015 for execution although the account was current. This issue was later closed on 09/XX/2015; but no resolution details were cited.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 02/XX/2015 as the loan was modified.

745199055	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  The customer set up a payment for $764.08 to be taken out on 6/9/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

745647606	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Note indicate a conversation with the customer in which the customer was to call back but no notes detailing what the conversation was about were provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

746021233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower stated they sent payment in the mail that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

748176075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2015.  Borrower called in making a last payment received inquiry - advised the borrower that the September 2nd payment was $928.15 and advised the borrower that no late fees were seen on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

748193058	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2016.  Promised to pay $713.03 by 04/19/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

748366884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2015.  Borrower promised to pay $584.72, requested password reset for website, and requested paperless statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

748637613	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower left meddage on the message center stating that he has changed his homeowners insurance and wants to know where he is to send the information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

748674576	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

748820430	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2014.  The last borrower contact was in regards to online assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

748921329	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  Borrower stated that he is disputing the fees on the account from 06/01/2015. Borrower was advised that the fees included a $20.00 NSF fee a $47.77 late fee that was applied. Borrower stated that he should only be paying a $10.00 late fee and that he did not sign a note stating this amount of fees would be charged. Borrower stated that he is in a class action lawsuit with XXX and wants his Note fixed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

749462787	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2015.  Borrower called and requested an out of cycle analysis of escrow, borrower paid off the shortage and wants the payment corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

750173076	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  Last contact with the borrower they wanted to know the total amount needed to cure the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

750604644	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The borrower called in about insurance and was advised that the insurance was paid on 12/29/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

750753495	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2015.  Borrower called and stated they received a notice of non payment, but borrower stated he made the payment. Advised it was mailed prior to the check being received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

750837411	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  The borrower's spouse scheduled a phone payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

751125123	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2014.  Borrower indicated they would like to make second trial payment. Borrower stated they were aware of trial period but did not receive letter in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

751500747	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Spoke authorized 3rd party XXX wanted to make a payment in amount of $4921.16+$20=$4941.16 confirmation#XXX and with another bank account in amount of $2460.58 waived pay by phone fee for additional payment confirmation#XXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

751664583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  The total amount due was provided and borrower promised to pay by 06/27/2016. Borrower advised has not been working for 8 months but has rental home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Commentary dated 01/XX/2015 stated that a Nevada Notice of Sale was filed with the county. No further information was provided in the commentary. There is no evidence of  delinquent taxes or Home Owners Association fees. There is no evidence of foreclosure.

751957290	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2014.  Borrower provided updated email address via online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

752299947	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  The agent advised the borrower that they received the executed agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

753052194	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The borrower called in on 04/11/2016 asking what type of loan they had, and the current interest rate.r
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number xxx.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

753754491	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called to cancel the ACH payments
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

753920325	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  The borrower called and stated that he will secure the arrangement for the month of July.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

754044201	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower was contacted for the current payment, borrower stated it has already been made via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

754274970	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  Borrower states he is not feeling well enough to talk and requested a call back later to speak with his spouse. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate the Bankruptcy was discharged  however details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

754464780	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  Borrower called for refinance inquiry. No other specifics of call were reflected in the collection comments provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is discharged.  Comment on 10/01/2015 reflects a chapter 7 bankruptcy. Comment on 02/02/2012 reflects that the bankruptcy was discharged. No other specifics of bankruptcy were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower called and stated not reporting to credit and advised that he filed a chapter 7 bankruptcy years ago. Borrower was advised that the only way to report to credit is either REO or refinance. Borrower stated that he wants to try to refinance.

754656588	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Agent spoke with borrower. Agent advised that the end of year statements have been sent already.  Borrower inquired if late fee on the account; agent advised yes. Borrower was upset, because he was told by another agent that there was no fee. Borrower requested it to be waived. Agent advised that they would submit the request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

754836408	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

754968276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

755844399	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Comments reflect the borrower was upset with the servicer's courtesy call and disconnected the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reference a bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

755978265	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower called to get the status of the account and was advised that it is current and not due until 1/1/16. Customer wanted to know if any of the payments could be applied to principal and was advised that we would have to have the permission of the trustee to move those funds.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

756561681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  Borrower called and stated they were making the payment online by the 29th. Stated he has been attempting to contact servicing and has been waiting on a call back prior to making the payment. Borrower wants his late payment removed from his credit. Borrower stated that his account is being reported as late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Per comments, the loan already had a HAMP Tier 1 Modification at the prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

756567675	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2014.  The last borrower contact was in regards to insurance information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The borrower filed a Chapter 13 in 2010 with no evidence of discharge/dismissal; no case number was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 05/20/2016 reflect evidence of a previously modified STEP Rate Modification.

756960282	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Borrower made an inquiry regarding removing private mortgage insurance could be removed; and was advised his loan is not eligible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

756977265	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2016.  Borrower called to see if servicer does refinancing. Servicer advised borrower no that she would have to go outside of the company to another local bank. Borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

757267974	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2015.  The borrower was contacted about payment and stated it is late because she thought the payment was on ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

757686555	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Borrower called regarding escrow.shortage and payment. Servicer advised due for 01/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 11/21/2013 referenced a previous bankruptcy, however; there was no evidence on file to indicate the bankruptcy was still active and no additional details about the bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

757699542	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower called in on 03/03/2014 to verify if their final trial payment was received, and when the modified payment would begin. The last contact with the borrower was established on 01/04/2016 at which time the borrower requested to have their end of the year statement sent to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The account was referred to foreclosure on 07/XX/2013. The foreclosure was closed and billed as of 03/XX/2014 due to the account was modified.

757801440	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called to make a payment, verified fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

758205036	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Spoke with insurance agent about updating and verifying flood coverage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

758471769	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2014.  Borrower called and asked about the non interest bearing balance, advised the it was the deferred amount from the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

758510730	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called regarding HAMP incentive and stated would mail in as soon as possible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

758632608	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2015.  The borrower called regarding the escrow account. The servicer explained what caused the shortage and the new amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

758687553	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2014.  Inbound call from borrower, escrow agent inquired if borrower should make another payment due to NSF.  I advised she should make a payment, call was not transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

758911329	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2014.  The borrower called in regards to the payment to the insurance company.  The representative advised of sending the refund once received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

759340899	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2013.  Borrower made a promise to pay for 11/30/2016. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

760269969	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Borrower called and wanted to know why his payments have increased, advised him that due to a discharged Chapter 7 bankruptcy, they are unable to speak to him. He will need to get an authorization letter. Borrower stated that he would fax it in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.  Bankruptcy details not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

760365873	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Lender provided the borrower with the lock-box address located in Dallas, TX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower was working with 3rd party Brothers Help Solution.

761190048	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  Borrower was advised no access to account until bankruptcy was terminated. He was requesting statement and principal balance.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  No case number or chapter number provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

761313924	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  Borrower phoned in regards to the double payment accidentally taken from their bank account. Notes indicate that a refund in the amount of $1,415.36 is due to the borrower.  The borrower called on 11/26/2014 regarding the final modification documents and the modification was booked on 12/XX/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary on 08/09/2014 states the bankruptcy is closed.  The bankruptcy status was changed from bankruptcy to forbearance on 07/XX/2014.  The case number and the discharge date were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was previously in foreclosure; however, the case was closed and billed on 12/XX/2014 after application of a modification.

761334903	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Returned borrower call and advised her the funds she received were hers to keep. Followed up with trustee and confirmed, those funds were hers to keep              .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

761345892	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in and made a promise to pay $730.42 by 04/25/2016  via bill pay.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Additional information was not disclosed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

762098139	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2015.  Borrower called rep back and informed him of the payment. Borrower stated that a payment was just taken out from his account. Servicer advised borrower that was for the March payment and asked if the account will continue to be past due or if borrower will be sending in April's payment. Borrower advised that he was aware of what was going on, but he will check with his wife and is sure his wife will send in April's payment soon.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

762678558	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Agent spoke with borrower. Borrower called to make a bill pay payment. Agent provided the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

762960276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2014.  The borrower called to request a payment they made to be corrected and applied as a regular payment for April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There are no additional comments that provide the details to the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

763690545	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called and denied to set up ach, they were advised of the incentives for automatic payment. Borrower stated they mailed the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

763707528	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower inquired about the payment change and was advised the rate increase to 4% and will increase in 2017 to 4.75%
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

763794441	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  The borrower contacted the servicer on 01/26/2016 to request a copy of the billing statement.  The servicer provided the borrower with the mailing address to send the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

763962273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Servicer called and spoke with authorized third party wife who made a promise to pay $1270.10 by 05/31/2016. Third party stated the email they received was enough and disconnected the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure was closed and billed 05/XX/2015 as borrower reinstated account.

764080155	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower requested one extra day to make the mortgage payment, stating that her bank draft will not post until the 16th. Servicer advised borrower that late fees will still apply to the loan. Borrower made a promise to pay $625.00 by 02/16/2016 via the website. Servicer also advised borrower of the payment fees that will apply due to making her payment after the 9th day of the month. Borrower upset and frustrated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

764159076	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  Borrower called in to make payment. Contact on 08/04/2015 borrower called in to apply for refinancing, there was an issue when and call unable to be transferred and was advised to call back, no further details pertaining to the refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

764894340	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  The borrower called to have her website account unlocked so a payment could be made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There is commentary that states loan was in Foreclosure; the last foreclosure activity of dismissing the foreclosure activity was 07/XX/2014. A loan modification was approved and set up on 07/XX/2014.

765044190	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2014.  Borrower updated their email address on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

765260973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  The last contact with the borrower was established on 07/06/2015; however the borrower ended the call before anything regarding the account was discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

765278955	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  The borrower called requesting information about an optional insurance policy that protects her in the event of death of a mortgagor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

765543690	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called in for status of modification appeal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: PMI cancelled as of 01/05/2016.

765866367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2013.  Borrower made a payment inquiry was advised that both payments were applied toward August; and that the account was current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

766070163	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  On 05/27/2016 the borrower was contacted and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  It appears that the borrower completed bankruptcy prior to the review period. There is limited information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

766654578	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  Borrower wanted to fax in the pay for performance document.  Borrower is also interested in the HARP program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

766660572	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2014.  Borrower updated their email address on website on 07/29/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

766933299	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  called to make payment "client brought current today", but also note can no longer make contractual payments due to workers comp
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

767152080	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2015.  The borrower gave authorization to their daughter to speak on the loan; third party wanted to know the reason the interest rate was going up.  The agent advised it was due to the loan modification with step rates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

767359872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 03/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower called regarding a letter stating that a payment was due and was advised that the letter was sent in error and the loan is not due until 07/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

767477754	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2013.  The borrower informed the servicer on 12/09/2013 that a payment in the amount of $854.89 was mailed on 10/06/2013.  The servicer advised the borrower to see if the funds were drafted, and if so, the borrower must provide proof.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

768094137	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  On 03/17/2016 the borrower called because the 1098 tax form had not been received. The borrower was helped to print it from the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

768381849	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2014.  Borrower called to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/XX/2013.  The modified principal balance is $111,712.81.  The modification interest rate is 3.625%.  The maturity date of the loan was extended to 04/01/2053.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

768746484	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2014.  Borrower made a promise to pay $1011.62 plus $450.00 for escrow. There has been no contact attempts from the servicer in the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments reflect a prior bankruptcy; however details of the bankruptcy were not provided. 09/20/2011 comments reflect bankruptcy removal completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

769213017	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

769324905	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower stated they had asked not to be called and hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Cease and desist requested on 04/07/2016.

769338891	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2015.  Borrower called, she sent in a principal payment that was applied as a contractual payment. The payment was adjusted to be for a principal reduction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

769348881	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  The last borrower contact was in regards to restrictions on adding home into a trust.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: Comments dated 05/20/2016 reflect evidence of a previously completed STEP Rate Modification.

769451778	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  Borrower called and wanted to know why she received a letter stating her payment is changing. Advised the interest is changing per the modification agreement from 2% to 3%, provided borrower with a payment estimate with the current escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

769771458	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  Borrower called and stated he made a payment on 07/14 and 07/16. Borrower advised next due date is 09/01/2016. Borrower is okay with duplicate payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

770178051	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2014.  Spoke to borrower - he will make the December payment by next Friday, 12/26/14, due to paychecks coming in at the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other bankruptcy information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

770536692	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2014.  Borrower called in wanting to know where 1098 form is located on the website. Agent advised form is located under year end statement. Borrower advised was now able to locate online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

770663565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower requested one time courtesy for late fees to be waived. The request was approved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Noted on 03/25/2016: Bankruptcy was discharged not reaffirmed.

771245982	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Provided account status to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

771801426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2015.  Borrower called for an unspecified reason.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

772235991	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  Borrower called to make payment and stated had changed insurance companies. Servicer advised to email new insurance information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

773238987	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2014.  On 11/13/2014 the borrower authorized a payment on 11/16/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

773545680	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Borrower states that will mail in the payment in the next 2 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

773573652	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2014.  Borrower called regarding claim check, they mailed in a copy of the check for endorsement, and were advised they needed to send in the actual check for endorsement, borrower was unsure of the status of the original check and wanted a manager. Borrower will have to have the check reissued for signatures. Claim was un-monitored due to amount under $20,000 and no details of the damage noted. The issue was resolved and check issued to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

773788437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  On 02/23/2016 the borrower called about a "legal notice" received in the mail. No explanation is provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

774007218	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Email correspondence received from borrower requesting to change her name on the loan as she was unable to make the change via the website. Servicer advised the documents needed and for the borrower to allow 7-10 business days for the account to be updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

774768456	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2014.  borrower ok with auto-dialer and pre-recorded messsages
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

774943281	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2015.  Borrower was contacted for the monthly payment, borrower stated they mailed the payment out on 04/03/2015. Borrower was advised of ACH and payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

775219005	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  The borrower stated they will make the June payment via the website by 06/10/2014 at the latest. The borrower declined autodraft option.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

775951272	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

775971252	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower made promised to pay $504.19 by 05/31/2016 via Website, scheduled on 5/23/2016. Confirmed property owner occupied.  Advised borrower last payment received and next payment due and fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

776104119	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  The borrower advised that the payment was made via bank bill pay and should be in today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments on 01/02/2015 reflect that an insurance claim check in the amount of $7,655.81 for water damage will be endorsed and released because the loan is current and the claim is under $20,000.00. Another check in the amount of $3,500.00 for water damage was endorsed and released per comments on 03/12/2015. No further details were provided and there is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

776336886	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2014.  The borrower updated contact information via the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

776626596	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower had a dispute regarding payments from 3/24/16 and the investigation determined was not the servicer's error and no reimbursement would be made for overdraft fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

777060162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  Inbound call from borrower, called in to request payoff quote.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

777157065	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Borrower called in to make payment for May.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

777439782	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower made a promise to pay $321.40 by 02/17/2016 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

777879342	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2014.  The borrower went on to the website and requested paperless statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary on 07/01/2013 indicates "new bankruptcy filing", there is not other evidence of a bankruptcy.

778553667	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2014.  The borrower requested to have late charge removed as they made the payment on time. The late charge was waived due to misapplied payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

778822398	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Borrower called to advise he has made his payment and is disputing the late fees. Advised that there is one for April and they will submit for approval to waive it. Advised borrower to check online or call back by 06/02. Borrower knows he must have payment in by the 17th to not have a late fee added.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

778905315	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

779494725	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Servicer called and spoke with borrower who updated email address and declined ACH solicitation. Borrower made a payment in amount of $674.02 and was provided with payment confirmation number. Borrower confirmed property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

780116103	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  The unauthorized party made a payment in the amount of $2148.44. He was informed to send in an authorization due to discharged bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

780303915	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

781325892	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  The borrower advised that they were unable to get access to their account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

781357860	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower called to inquire about their loan's deferred balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

781388829	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

781836381	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  Borrower made a promise to pay by 07/31/2015. Borrower advised had other bills built and will have a better idea of financial situation by September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

782128089	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  Borrower advised she mailed a payment on 07/06/2015 in amount of $2028.15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

782475741	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower called in and inquired about a letter received from NS stating he is late. Servicer advised borrower he is current and notified credit bureau loan is current. Dispute was noted as follows: On 03/11/2016, the borrower called in and inquired about  a letter from NS that he is late. Servicer advised borrower he is not late and he is current and notified credit bureau that borrower is current. 03/13/2016 credit correction - payment history. Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

783678537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2014.  Borrower advised that the payment would be made by 12/12/2014. Borrower asked about the payment for home insurance and was advised it was paid 11/25/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

783843343	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  The borrower inquired if the payment had posted to the account yet; and the representative advised it had not.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The real estate fraud certification was executed per notes dated 07/22/2015.

No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification

784072143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

784222992	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called to confirm receipt and payment of the homeowner's insurance bill.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

784796418	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower called in to inquire about a refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

784839332	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Notes on 05/24/2016 reflect that the borrower called to submit a payment.  The borrower initiated a written dispute regarding a missing payment.  Submission of proof of payment was made and the borrower was advised on 06/10/2014 that the check was applied to the correct payment period, the late charge was removed and no reporting was corrected due to not reporting as a result of discharged bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

784857357	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower had a question regarding OMI. Call was transferred to the appropriate department. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

784973241	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2013.  The borrower went online and requested paperless statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

785131083	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  An authorized third party called and wanted to know if he had to pay $45.00 for the payoff requested or if it was included; he was advised that it is written on the top of the payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

785218995	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Borrower indicated that due to their scheduled interest rate increase, they could not afford to remit payment for this particular month. Borrower inquired about available loss mitigation options. Servicer advised of a refinance due to borrower interest in a fixed rate. Servicer advised that a repayment plan was not available and HAMP had already been completed. Servicer indicated an in-house modification was still an option. Servicer proceeded to explain the HAMP program to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

786034179	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  Servicer provided borrower with ACH information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

786125088	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2014.  Borrower  inquired about payoff that was generated. Borrower stated she received a payoff statement stating payoff balance was over $300000.  Servicer informed borrower due to mod there was over $78000 that was put aside that she would have to pay back but it was not part of the principal. Borrower asked if interest will change over the year. Servicer informed borrower of increase in interest and how much p&i will be after each increase. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

786290922	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower phoned to verify that servicer received payment. Servicer confirmed receipt and advised of date received.  The borrower called in disputing the late charges on his account and was advised that since he is not making the full payment on his account and the extra funds are coming from his escrow and should pay the funds back to escrow so there is no shortage.  On 12/29/2014 the borrower was given the details of what fees are included in the shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

787143069	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  The borrower called to make a payment; however, he didn't have his account number available and stated that he will make his payment online that night.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

787211001	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Notes on 05/09/2016 reflect that the borrower called to check in the status of the payments.  The borrower was advised that the web payment from last week was not showing but a payment in the amount of $1,464.15 is showing 05/09/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

788588622	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2014.  Servicer spoke with borrower who stated that he sent his payment in amount of $638.15 via regular mail to satisfy the February payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: PMI cancelled effective 01/05/2016.

788644566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  The borrower called in to inquire about contact information for optional insurance products; a phone number was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

788836374	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower inquired about the NSF fee from 03/2013. Borrower stated fee was suppose to be waived.  Representative searched and found no comments of fee being waived.  Borrower was transferred to the supervisor.  Supervisor spoke with the borrower.  Borrower stated that he was told NSF fee would be waived.  Supervisor reviewed calls and all notes show that did not happen.  Supervisor advised would research and update the account.  Borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

788943267	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called to get password re-set for online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

790226982	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Borrower called in wanting a lower interest rate. Agent transferred borrower to the refinance department. Details of transferred call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

790318890	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  The borrower called in to verify if payment posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A HAMP modification was approved on 07/XX/2011 and to start on 09/XX/2011. There is commentary that states loan was in Foreclosure; the last foreclosure activity of closing the foreclosure activity was 09/XX/2014.

790445763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower called and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

790745463	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower advised paid shortage in 2 payments, but his payment is still showing $832.09. Servicer advised that the payment has been adjusted and his payment amount is $743.28. Servicer advised the payment did not update for February because they did not receive the shortage before 02/01/2016. Servicer advised borrower that anything paid over will be returned to him at the end of the year and the extra will stay in the escrow account until that time. Borrower verified he occupies the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

790810398	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

790832376	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  Borrower called in wanted payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

791133075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2014.  Inbound call from borrower, payment amount inquiry.  Borrower wants to verify if the delinquent amount is already added to unpaid balance.  Explained the amount to bring the account current, advised due amount is not yet added to his UPB.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

791392086	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  Notes on 10/21/2015 reflect that the authorized 3rd party called regarding status of the premium payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

791588619	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2014.  The borrower requested paperless statements on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

791825382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  Borrower called in regarding a phone call he received. Servicer advised borrower that July payment has not been made. Borrower stated he sent the payment. Servicer advised borrower payment was received on 07/14/2016 and was put in suspense due to a new escrow analysis that was ran with a new payment amount, so the payment did not post. Servicer advised borrower they will contact the escrow department to have the escrow analysis cancelled and have payment posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

792359847	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower advised payment was sent out on Friday via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

792408798	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2016.  Talk to customer-Occupied;bw will be staying in home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

792519687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower made a payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy details not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

792668538	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  Borrower called, they had questions on the modification, she is interested in possibly refinancing her home, the call was transferred to a mortgage professional.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

792844362	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

792958248	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The last contact was made on 5/13/2016, in which the borrower was advised of the escrow changes and borrower stated will mail payment in one day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

793363842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Borrower inquired about current escrow analysis. Servicer advised that a new escrow analysis was generated with an effective date of 06/01/2016. Servicer explained that the prior analysis had a less than 12 month spread. Borrower understood, no further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

793557648	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is not available in the information provided.  Limited information provided on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

794159046	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2015.  Notes on 01/13/2015 reflect that the borrower inquired about a payoff amount and was advised that a quote would be requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

794443761	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2014.  Borrower gave authorization for the servicer to pay XXX. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

794489715	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2015.  Borrower called in to confirm that she made her payment online. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

794498706	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2015.  The borrower called about the taxes and was advised that $2211.70 was paid on 08/19/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was referred to foreclosure and the foreclosure process was closed on 01/XX/2014 as the loan was modified.

794653551	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower called in and requested late fee removal. Agent sent in a request for a one time late fee removal in amount of $28.81. Request was denied and comment indicated no late fees on account are to be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

795001203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  The borrower called to inquired about the payment increase from an escrow analysis and also about refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

795369834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2014.  Borrower called in and inquired why account was reflecting as behind. Agent advised that her account is past due for September. However, since the account is mod that may be why. Borrower was transferred to the modification department. Borrower spoke with another agent who cleared it up for her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

795528675	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/04/2014.  Per commentary on 07/07/2014, 3rd party called in to obtain loan modification status. Notes state "HAMP Imminent Default'.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary on 04/23/2014 shows that third party called in to state that loan modification package was sent in. Authorization received on 06/26/2014.

795587616	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Notes on 05/02/2016 reflect that the borrower called to cancel ACH payment which was cancelled per request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

795681522	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Notes on 03/23/2016 reflect that the borrower called to advised that he will have new insurance and need to call and authorize the new insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

795713490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower authorized a principal payment in the amount of $18268.21 dated 3/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

795745458	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower wanted NSF fee waived due to a double payment.  Borrower requested the 2nd payment to be stopped as she had already made the payment.  Servicer waived fee as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

796147056	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2013.  Borrower called and was returning a call, borrower was advised that there is a new mailing address for the payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

796714488	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower called and made a payment, advised that the reason she has been unable to make payment online is she is not using the correct web site, provided the correct web address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

796753449	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

796927275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called in verified property is occupied. QA statement was given to borrower. No further details regarding the call was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to verify discharge or filing dates of BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

796992210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

797564637	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2015.  Borrower and Insurance agent called in and inquired about the payment that cancelled.  Agent advised will reinstate the policy as soon as payment is received.  Servicer asked for overnight address and will payment for $716.00.  Insurance name was not changed in the system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

797654547	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

797795406	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2015.  The last contact was made on 3/10/2015, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

798471729	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2014.  Servicer advised borrower of months due and updated account to show borrower would like billing statement sent via mail and 1098 sent to fax number provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan if performing with next due for 10/2016.

798525675	1
[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Environmental Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower phoned in about a letter about lack of contact. Borrower indicated that the repairs to the property were unfinished and they would call when completed to schedule inspection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Notes on 02/29/2016 reflect issuance of a claim check in the amount of $10,145.29. Commentary does not provide detail of damages but mold is indicated at the premises.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

799014186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Most recent borrower contact on 05/20/2016, borrower wanted to follow up to see if the Mortgage Insurance was cancelled.  Borrower sent in cancellation form. No indication that MI was cancelled during the review period, only that borrower sent in request to cancel due to loan to value ratio.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

799409790	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Borrower called in and notified Servicer that she is with a new Bank and need to change her Bank Bill pay. Know your options site counseled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

799525674	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2014.  The borrower called in asking to speak to the insurance department, regarding the transfer of insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

799709490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  No further bankruptcy information is noted in the comments in regards to chapter and status
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

799767432	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2014.  Borrower updated their email address on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure and was closed on 01/XX/2014 with the modification being booked.

799857342	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  The borrower called to request a 1098 tax form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

799922277	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower verified confirmed their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments dated 08/08/2016 reflect check # XXX in the amount of $8,136.09 was mailed out.  inspection dated 07/28/2016 reflect 99% completion.  The date of loss was 05/11/2016.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower is self employed.

800277921	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  advised late due to IRS payment, RFD is resolved, appears payments not later than 30days
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:

800292906	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary 08/25/2015 the loan was modified. There is not any further information about the modification in the commentary. The last communication with the borrower on 05/19/2011 was for the borrower to update banking information.

800404794	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Borrower called in and inquired about her payments. Borrower stated she did not know that she had an escrow shortage. Servicer spoke with borrower on 05/14/2016 regarding payment increase due to escrow increasing and provided borrower with HARP and refinance department contact numbers. Comment on 05/16/2016 borrower called in regards to payment increase. Borrower stated was already having difficulty making payment before step rate increase. Agent advised borrower of re-modification options. Borrower was very upset and worried about losing her home. Agent submitted grace period extension as well to further assist the borrower through this hardship. Agent advised borrower to fill out the financials and send it back as quickly as possible so that they can review income/expenses and get the review process underway.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

800632566	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Notes on 04/15/2016 reflect that the borrower promised to pay $1,480.08 by 04/19/2016 via the website.  The borrower stated that he intends to keep the property and it is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

801388809	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Spoke with borrower requested copy of mod documents sent to his e-mail. Borrower was advised  that mod docs were scanned from front and back so pages that are smudged are same and can disregard those copies Requested document(s) sent to customer via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

801506691	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower asking why the servicer is calling and she would can verify the call is from the servicer on her caller ID.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Borrower received an Insurance claim check in the amount of $7906.22.  Servicer advised to send unendorsed check back to servicer for endorsement.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

801550647	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  The borrower called to inquire on PMI; borrower was advised that there is no PMI on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

801603594	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

801920277	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The borrower called in to make a future payment arrangement since was making bi-weekly payments. The co-borrower called in to inquire about refinancing to remove her name due to the divorce and was transferred to the refinance department. A prior conversation on 11/19/2013 was the co-borrower inquiring about a short sale and is concerned that she can't afford the payment anymore.  The loan was previously modified on 01/XX/2012.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

802036161	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Opened new claim due to kitchen fire that occurred around November 1st. Explained non-monitored claim process and provided mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Borrower reported a kitchen fire around 11/01/2015. Non-monitored claim. No details provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

802210986	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  Borrower called in to unlock his website account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

802400796	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2014.  Borrower is having issues making a payment on-line.  Borrower made a payment using debit card.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

802609587	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2013.  The borrower called about additional documents needed for the modification review. She was advised that the modification was denied due to incomplete documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

803664531	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  The borrower inquired about what to do with a homeowner's insurance refund check and was instructed to send the check needs to be deposited into the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

803676519	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  The borrower called in and was advised of options; borrower had intentions of staying in the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary was noted as new bankruptcy case on 3/XX/2011 and bankruptcy removal complete as of 07/XX/2011.  The details regarding the case were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

803681514	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

804974220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower called to confirm the July payment amount, advised that it was $1428.78, she stated that she received a letter that said as of 09/01/2015 her payments would be $1574.12 and she does not think she can afford them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

805115079	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower called and made a promise to make a payment by 09/15/2015 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Previous foreclosure was dismissed due to loan modification being completed. Bankruptcy was opened in error by the lender per comments dated 08/22/2014.

805567626	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Last call, borrower wanted to set up ACH payment starting 05/2016.  Borrower was in foreclosure and was approved for an XXX MOD.  The last activity with the MOD was 09/XX/2014, when the MOD was booked.  No further loss mitigation options discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

805703490	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2014.  Notes on 06/09/2014 reflect that the borrower promised to pay $1,312.32 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

805740453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2015.  The borrower advised that there has been a loss of income along with having stage 4 colon cancer, took promise to pay set for 09/10/2015 payment of $1,442.91
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

806609583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2014.  The borrower requested the April and May billing statements be re-sent vial mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

806712480	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2015.  Borrower phoned in payment in the amount of $945.90 provided confirmation number. Borrower provided emails, work and home phone numbers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A comment dated 017/10/2014 reflects a code violation was received  for failure of owner/contractor/builder to obtain a permit.  No indication of property damage or  hazard loss claim was noted in the commentary.

806727465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  The last contact was made on 8/12/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

806735457	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

806929263	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  The last contact with the borrower was established on 04/19/2016 at which time the borrower was advised of the upcoming payment change. The borrower stated their spouse handles the payments and would have them call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

806930262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  The borrower called in wanted to change her name on the account and to verify that the documentation regarding the name change had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2006.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 05/XX/2007.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

806957235	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Borrower made a promise to pay $1274.02 by 12/03/2015 via speedpay. Servicer provided confirmation number and charged a $19.00 payment fee. No further concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

807327864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2016.  Borrower contacted servicer via message center stating that it is the 13th of the month and my automatic payment has not shown up in my bank balance and wanted to be sure that there is no problem. Servicer responded back to borrower via message center advising that the last payment received was on 03/10/2015 in the amount of $1595.72 and next payment due is 04/01/2015 in the amount of $1595.72.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

807467724	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  The borrower stated that the property zip code was not correct and was instructed to fax copy of mail showing the correct zip code.  However, no evidence of its receipt was cited as of the review date.  In addition, the homeowner was interested in refinancing the loan and the call was transferred to that department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

807791400	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

807835356	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2015.  Borrower called for escrow analysis inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

807964227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called and spoke with representative and requested to have late charge waived. Agent gave status of loan and waived late charge as a one time customer courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Bankruptcy mentioned in file but no Bankruptcy information.

808191918	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  Borrower asked why his interest rate is increasing if he qualified for the FHA program, borrower transferred to the escrow department. Borrowers rate was 2% and is now 3%. Borrower wants to refinance to reduce the rate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

808289901	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2015.  Borrower states he is having trouble purchasing flood insurance and wanted NSM to put lender placed flood insurance. Servicer advised that insurance was lender placed and charged on 10/09/2015. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

808307883	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2014.  The borrower called in - promised to make $1202.11 payment via Speedpay on 08/19/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

808518672	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  The borrower stated they were interested in a cash out refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

808522668	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2013.  The borrower called to request an auto-payment be set up for their account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

809087103	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower states she did not have time to talk and call ended. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

809090100	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2015.  Borrower asked about the extra fee and was advised it was a late fee from January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

809216973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower called in inquiring why his payment increased, advised borrower reason for increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

809320869	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  The borrower scheduled a payment for 10/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 07/24/2015 indicate that the mortgage insurance was cancelled and an equity analysis was completed and mailed to the borrower.

809725464	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  The borrower called about the escrow shortage; and was informed about the increase in property taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy removal was completed on 09/XX/2011; but no further evidence of a filing was cited in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

809770419	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower called with an inquiry regarding a fee that was charged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

810449739	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2014.  The borrower was calling in regards to flood insurance not being needed; there is a document that states they are not in a flood zone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

811132056	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2015.  The borrower called to request their year end statement to be mailed to the address on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

811159029	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  The last contact with the borrower was established on 10/21/2015 at which time the borrower inquired if their account was current with no late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

811169019	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  The borrower requested a stop pay on a previously issued check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

812016171	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2015.  Borrower inquired about verifying why she received letter for suspense funds. Advised that it was to just notify of available balance of $14.00 for her to use but applied to principal.  Also inquired about escrow, payment option ARM info and balloon terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

812226960	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2014.  The last contact was made on 8/4/2014, in which the borrower scheduled a payment for 8/15/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

812324862	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Borrower requested that the mortgagee clause be updated for her insurance policy. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

812697489	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

812734452	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Inbound call from borrower to confirm he has to pay November payment.  Borrower sending in November payment today.  Call disconnected while advising borrower of ACH option.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

812896290	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2015.  Inbound call from borrower, mod status check.  Borrower called in to check on the status of a letter that she sent in.  Advised borrower that I can email help queue to check on the research request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

813010176	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

813172014	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Executor of the estate wanted to know insurance was not being paid and advised that payments were issued for both homeowner's and flood coverage. Executor was advised that flood gap was placed because flood insurance needed to match homeowner's coverage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 04/04/2016 shows that request for assumption from Executor of Estate.
Comment on 05/14/2016 notes Executor of Estate is XXX. Death certificate and authorization for executor of estate were received on 03/08/2016. No evidence of date of death.

814023162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  The borrower called to schedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 05/31/2011 indicate that a bankruptcy case was completed and comments on 10/07/2011 reflect that bankruptcy removal was completed. No further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

814253931	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  The borrower inquired about the late fee balance on the loan and whether they were negatively reported for the September payment; servicer indicated the payment was received on 10/06/2015 so they would have gotten a credit hit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reference a bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

814380804	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower informed the serviceron 05/16/2016 that an online payment in the amount of $1,575.02 will be made by 05/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

814813371	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Assessed borrowers financial situation and explored options to avoid foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

814957227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  On 02/08/2016 the borrower promised a payment fore 02/10/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

815060124	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Borrower submitted an email request to have someone contact him regarding the loan assumption. Borrower is wanting to remove his ex-wife's name from the loan and states he is receiving conflicting information from servicer. Borrower stated on 01/12/2016 he was told the assumption was approved. Servicer advised the loan must be refinanced in order to change the name on the loan as those are the terms of the note. No further communication on the issue
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

815312871	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Borrower made a promise to pay in the amount of $979.56 by 12/22/2015 via bill pay. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

815504679	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2014.  Borrower called in on 05/23/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

815553630	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  The servicer received a message from the borrower - the borrower will be making the December 2015 payment on 11/10/2015 and will be making future payments on the 10th of each month.    Borrower requested to post these payments as regular monthly payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

815600583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  The borrower emailed a request for a 1098 statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

815709474	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2015.  The borrower called to verify that a renewal bill was recieved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

815918265	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2013.  Inbound call from borrower, stated needing mod papers to complete.  Advised on trial payment and have received 1st payment.  Advised to continue to make payments until final mod docs are received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

816332850	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2015.  Borrower to to advise of her new insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

816808374	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2015.  The borrower inquired about late fees; agent waived the fees as a one time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments reflect the servicer is soliciting for HARP.

816973209	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  The last contact was made on 4/8/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Comments indicated the loan was previously modified prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

817022160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower wanted to know how many surplus checks have been disbursed to her and if she has not cashed it where does it go.  Informed borrower that there were 3 surplus checks send out and if did not receive the checks a stop payment can be done and a re-issue of the checks.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

817132050	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

817329852	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

817361820	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Servicer made an outbound call to borrower regarding payment. Borrower made a promise to pay $1861.60 by 03/15/2016 vi mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  01/31/2014 comments reflect new bankruptcy filing received. Reaffirmation referred to attorney 3/XX/14
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

817578603	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower called to obtain a 2014 1098 tax form. The form was emailed to the borrower per his request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

817646535	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  The borrower called to inquire on why her payment increased. The borrower was advised that due to escrow increase in December.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

818447733	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  The borrower was called for payment. Borrower stated curtailment of income as the reason for default and set up a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Loan was in foreclosure. The loan was reinstated on 10/XX/2011. A loan modification was approved on 05/XX/2015. The borrower worked with a 3rd party group "Save the Dream" to get the modification.

818548632	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in to advise a double payment was made on the account.  Servicer confirmed.  Borrower stated it is okay to keep the payment and apply toward the next due date.  Servicer disabled ACH per borrower's request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

818596584	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  The borrower inquired about escrow payment increased. He was informed that the the  taxes increased from $1104.80 to $1830.56.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

820436742	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  The borrower called to inquire about a payment.  The over-payment amount was applied to suspense; at the borrower's request the amount was transferred to the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

820849329	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  Borrower request paperless statements via the website on 01/12/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

820897281	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2015.  Borrower inquired about removing PMI from the loan. Servicer sent a copy of PMI cancellation requirements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

821007171	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower made a promise to pay scheduled for 05/04/2016. Property is occupied. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

821050128	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  Borrower contacted and advised that the verification of mortgage is not legible on the authorization page and that they would need another one sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

821065113	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

822046131	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower called in and advised would like to authorize his wife and also advised he did not receive his billing statement and wants to know if they can send the payment without the coupon. Servicer advised yes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

822140037	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

822283893	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale EXCEPTION INFO: The 2014 property taxes are delinquent in the amount of $1885.92 per notes dated 03/29/2016.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  the borrower called to discuss the delinquent taxes and was advised that the taxes were non-escrowed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

822297879	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Last borrower contact was regarding payment posting. Previous contact in last year has to do with borrower making slow payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

822495681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower was contacted regarding a payment due; the borrower stated that he intended to use the grace period, retain the property and that the property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

823156020	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower requested a password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

823495680	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  The borrower was advised of an increase in their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A payoff statement was generated on 07/22/2016. Payoff date estimated at 08/19/2016.

823818357	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  Received call from borrower 1 -  verified identity. The borrower stated that they received the recast agreement and it was sent out in the UPS packet yesterday.   The servicer advised will put a message on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

824053122	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2014.  Borrower called and wanted to know if Serviver received the $500.00 and why it was not applied to her principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

824899275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  The borrower called in to find out when the loan was due for.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

824927247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2015.  Borrower called in to note that their homeowner's insurance decreased to $466.00.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 12/14/2015 reflects that sinkhole damage was repaired and check for $37,573.10 was endorsed. Most recent HARP solicitation was noted on 05/31/2016.

825629544	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

825674881	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2015.  The borrower requested that a payment sent on 02/18/2015 be applied towards the escrow advance balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

825706467	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2014.  The borrower requested paperless statements via the servicer's website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was removed on 11/17/2010.  The case details and disposition status were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

826127046	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2015.  Borrower called about the pay for success program form, advised borrower should sign the 2nd page and return it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

826463709	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower called for forms related to their refinance application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

826607565	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2014.  The borrower inquired about past due amount on the billing statement; agent indicated the payment has been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

826964208	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2014.  Borrower called to set up a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

827472699	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Inbound call from borrower, modification inquiry.  Borrower wanted to verify info on the incentive for $5,000.00.  Advised if the form is signed on the 6th year of their mod, they may receive a $5,000 incentive to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

827763408	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower requested his 1098 year end statement be sent U.S. mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

828021150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower wanted to make sure their online payment went through; agent advised it was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

828268902	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower called and was advised the rate will increase 08/2016 and the new payment will be based on higher rate and current escrow. Borrower advised they can make deposits to the escrow account to help avoid a shortage in the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

828381789	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2015.  Borrower called to get a copy of the 1098 and request paper statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

828417753	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower made an inquiry about escrow balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  It appears the bankruptcy case was closed as the last mention occurred on 09/XX/2015 after the completion of the an escrow analysis with an effective date of 09/XX/2015 and all remaining bankruptcy suspense funds were applied to the loan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

828784386	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower called regarding ACH and grace period on lona.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

829339830	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  The borrower stated they intend to stay in the property and will have the payment come out of their bank account on the 15th day of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Commentary contains limited bankruptcy details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

829937232	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  The borrower requested a copy of June and July mortgage statements and the copies were emailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

830839329	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Borrower called to make sure the homeowner's insurance was paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

831492675	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called and said she made payment 2 days ago but there is no confirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

831693474	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Inbound call from borrower, next payment due inquiry.  Advised borrower that the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

833117049	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2014.  Borrower called to ask about the taxes and interest paid last year, borrower states he has not received a 1098 copy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

833520645	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  Borrower called regarding the payment increase.  Servicer explained due to escrow and sent borrower a copy of the escrow statement as well as the modification step rate notification.  Borrower requested all paper statements to be stopped on 12/16/2014.  Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

834019146	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in regarding escrow questions. Agent explained to borrower that her escrow deposit was paid before an escrow analysis was ran at the end of March therefore her new payments will be effective in May and her payment will change again in June due to an interest change. Borrower still did not understand and ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

834110055	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2015.  B2 called in regarding 35.89 overdue payment amount reflected on her monthly mortgage statement. Advised Borr current payment amount is 621.18  advised 585.29 was received. Advised 35.89 is the difference between these two amounts. Borr inquired about fluctuations in her mortgage payment  advised this is due to Borr escrow account. Advised increases and decreases in Borr taxes and insurance may cause increases and decreases in Borr mortgage payment. Advised loan modification and balloon rate also contribute to changes in mortgage payment. Advised effective 06/XX/15
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

834183981	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Inbound call from borrower, payment inquiry.  Borrower calling about her payment behind, advised her payment went up in September and she is behind by $298.68.  Web access password reset at borrower request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

834592572	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

834666498	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2015.  Borrower advised payment was made on 04/23/2015 in amount of $1553.92.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

834779385	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The borrower called about December and January payment and advised he mailed check already.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

834928236	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2013.  XXX returning rep call. adv mr to let him know final mod  docs were recvd and we will countersign and send back and then mod will be booked soon.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

834993171	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2014.  The borrower made a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

835105059	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  The borrower had questions about the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

835160004	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2014.  Borrower stated his wife has had bad reporting for 8 months on her credit, servicer advised to fax credit report for review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

835206957	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower stated that the reason for default was an unexpected expense.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

835309854	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary indicates the loan was modified prior to the available review period.

835322841	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower called to make a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

835734429	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2015.  The borrower called in and updated their email address; the borrower's unauthorized spouse called earlier in the date to request paper statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

835964199	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  The borrower was unable to access the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

836293869	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2015.  The last borrower contact was in regards to the increased payment due to changes in escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

836430732	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  Borrower sated that payment he made on 16th did not post until 19th and there was late fee. Servicer advised that the late fee was removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

836607555	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2015.  The last contact was made on 8/1/2015, in which the borrower inquired about insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

837236925	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower called to find out about modification and was advised that the application was denied because they were already in a HAMP program; the servicer also mentioned denial for unacceptable hardship.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

837647514	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  The last borrower contact was in regards to the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

837760401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Borrower called in wanting to know about letter received in regards to interest pay increase. Agent provided borrower with the requested information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 1/28/2011 referenced a discharged bankruptcy, however; no date was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

838167993	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  The borrower stated that she is receiving statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  02/0/12012 indicate a discharged bankruptcy. Details of the bankruptcy were not provided. 06/06/2012 comments reflect borrower reaffirmed the loan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

838314846	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower is current but called in to check on the status of his loan. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

838664496	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2014.  The borrower called to request the monthly statement and to confirm that the homeowner's insurance premium was paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

838983177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2013.  Borrower stated the reason for default was furlough time from employment with a government agency but is now recovering financially.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

838991169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2014.  The borrower stated on 06/26/2013 that they received the final modification agreement and have the document notarized and sent back the following day. The last contact with the borrower was established on 01/23/2014 at which time the borrower called inquiring about the status of they billing statement. The borrower was advised the statement had been mailed; however it was running late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The foreclosure was closed and billed on 07/XX/2013 due to loss mitigation assistance.

839221938	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  The borrower inquired about modifying the loan and a hardship package was sent via e-mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

839404755	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Spoke to borrower, called in regards to credit hits showing on her credit report.  Provided borrower with the discharged bankruptcy contact number and informed her to call back to speak with bankruptcy representative and that the bankruptcy department is closed for the day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  No additional information provided regarding the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

840437721	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower called in and servicer verified borrower and confirmed the property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy removal was completed on 06/XX/2011.  The case details were not provided.  The commentary dated 07/XX/2012 states the bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

840878280	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2015.  Borrower advised his taxes were decreased by $452 due to exemption.Borrower will fax supporting documents from the  tax office, advised of timeframe for processing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

840926232	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower called in made a promise to pay $904.48 by 05/2/52016 via IVR.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

841306851	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  Borrower promised to make a payment of $721.62 by 10/16.2015 via web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

841404753	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower made a promise to pay $492.80 by 05/12/2016 via mail. Borrower verified property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

841610705	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  The borrower called in to verify payment was received on  the loan.  Advised the borrower that it was still not received.    Allow it until Thursday since Wednesday is a holiday.   Advised  that it could take 7-10 days to arrive.    Verified borrower identity and property address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

841905252	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called and verified owner occupied and reviewed fees on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

842017140	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower advised that they will make a payment on 05/10/2016 through bill pay in the amount of $1,090.53.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Most recent HARP solicitation was noted on comments dated 05/05/2016.

842072085	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Borrower made a promise to pay $1350.95 by 05/24/2016 on 05/21/2016. Servicer provided a confirmation number and charged a $14.00 phone pay fee. No further questions or concerns.  The borrower initiated an ongoing dispute regarding a missing payment and funds that were misapplied.  A payment correction was processed and the issue was resolved on 07/29/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

842122035	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2014.  Notes on 12/26/2014 reflect that the borrower inquired on the loan terms.  The borrower was advised the unpaid principal balance of $242,164.86 and $63,995.74 is not interest bearing principal balance due the loan modification.  The borrower was also advised that in terms of lowering the interest rate would be to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

842867289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  Borrower was contacted and stated he has no accounts with the current servicer, Verified both addresses with the borrower and advised the loans were sold 02/2016. Borrower requested new statements and will make the payments to the correct location.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

843310845	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2014.  The borrower called and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

843376779	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2015.  The last borrower contact was in regards to mortgage statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/21/2016 reflect evidence of a previously completed STEP Rate Modification.

843570585	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Borrower called and requested late fee removal, also promised to make payment of $1463.20 by 1/13/2016. Late fee removed as a one time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09182013 - Borrower was on an informal repayment plan but plan did not take into consideration hos payment change. Repayment plan was recalculated and borrower agreed to remaining 2 months at $1913.68.l

844116039	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  The last borrower contact was in regards to a payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

844691463	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2014.  The last contact was made on 2/12/2014, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

845416737	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower called advised they never received the documents from the prior Servicer, and had no information to refer to with the recent changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

845453700	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

845686467	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  Borrower called and authorized third party, details on the loan type were requested to be faxed to the third party. They also requested the 1098 and were told it was sent out the last week of January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

845835318	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower called in to inform that they mailed in a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reference a chapter 13 bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

845839314	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

845931222	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2015.  Inbound call from borrower, know your options site counseled and cell phone authorization obtained.  Borrower stated she received a settlement from Suntrust because of HAMP case.  Stated she would mail out June and July payment together tomorrow and then send the late fee balance with the august payment to bring account completely current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

846114039	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

846206946	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Borrower called and requested a refinance or the HARP program. Call was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

846450702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower called and verified information, stated they haven't received mail and updated mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

846616536	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

846783369	3	[3] Performing Loan But Strong Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Borrower stated would not be able to make June payment. Servicer advised of HAMP details including lowering mortgage payment and interest rate or short sale option. Borrower stated property is vacant and property is listed but has not had any offers. Borrower stated 03/25/2016 that her interest rate went up on modification and cannot afford new payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Risk of delinquency: Borrower struggling - modified loan and missed payment 5/23/2016.

846790362	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2014.  The borrower inquired on the next payment due. They were advised it was the 08/01/14 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

847066086	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2014.  The last payment was received on 07/23/2014.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2014.  Servicer called and spoke with borrower and advised that he only sent the balloon and the signature pages because he thought that was all that was needed. Borrower advised that he will resend everything in tomorrow as he does not have it with him. Servicer advised borrower to send in all pages of the agreement together.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 02/XX/2014.  The modified principal balance is $111,122.26.  The modification interest rate is 6%.  The maturity date of the loan was extended to 08/01/2039.  Due date advanced from 05/01/2011 to next due 03/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Foreclosure was closed and billed 02/XX/2014 as loan was brought current through loan modification.

847448703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2016.  Borrower inquired about payment and was advised account is current; was offered the no solicitation request but customer refused.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

847653498	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2015.  The borrower wanted to make a payment with a debit/credit card due to banking issues; agent advised servicer cannot process that type of payment and would need to do a Western Union/Moneygram.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

848083068	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2014.  The borrower called in regards to insurance refund they had received. The borrower stated they wanted to put the funds back into the account. The borrower also made a promise to pay for 11/03/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment dated 04/21/2016 the loan was previously modified.

848177973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

848651499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2014.  Promised to pay iao: $821.67
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

848691459	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  The borrower called in regarding a payment they had made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

849197952	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2015.  The borrower stated the payment was mailed late for $779.14.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

849745404	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower inquired how much her interest and payments would go up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

849857292	2	[2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments reflect loan was previously HAMP Tier 1 modified. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comment on 01/07/2016 reflects Deed was reviewed with a supervisor and forwarded to data conversion and that department advises will add XXX.  Comment on 04/04/2016 reflects agent spoke with unauthorized third party spouse of deceased borrower and advised have death certificate from prior servicer but would need one of the other documents. Agent provided third party of fax number to send in the death documents that she has. All contact has been with unauthorized third party spouse of deceased borrower. Unable to determine date of death for borrower.

849926223	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called and wants details on the home warranty letter that he just received. Borrower transferred to the correct department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

849945204	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2014.  Authorized third party inquired how to change the profile.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

850219929	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower is interested in lowering his interest rate and payment.  Borrower inquired about HARP.  Borrower's last payment was made through bill pay and the borrower wanted the extra to go towards principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

850432716	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  The borrower called in wanting to change their name on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

851036112	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  The borrower was advised of insurance coverage requirements and confirmed their policy with them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

851741406	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in to change statement address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

852010137	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower was concerned regarding double payments drafted for the 3/24/2016 payment. Representative explained that the two payments were 1 payment broken into two drafts.  Borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

852951195	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called regarding escrow shortage. Servicer advised can either pay shortage of $160.9 or can add to current payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

853127019	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2013.  Borrower inquired about the delinquent amount; the borrower was advised that it is a result of the loan modification and was transferred to the HAMP department for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

853450695	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The borrower called in on 01/07/2016 regarding escrow balances.  Taxes were paid on 11/30/2015.  The borrower wanted to know what was done with the remaining balances.  The insurance is scheduled to be paid on 04/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

853552593	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2013.  The borrower called in on 07/23/2013 regarding a returned payment.  The payment was set up on ACH to a savings account instead of a checking account and was returned due to invalid account number.  The correct account was set up and the late fee was waived as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

853804341	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2015.  On 01/29/2015 the borrower made a payment and had questions about the home warranty program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

853925220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2013.  The borrower indicated the payment should get to the servicer by tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

853941204	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2014.  The borrower called about insurance and stated that he would like to remain with XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

854092053	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2015.  Borrower sent third party authorizations to the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 01/10/2014 indicates a loan modification was completed.

854859285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2014.  The borrower called in - wanted to make his payment but did not have checking account information.   Advised the borrower he needs checking information and can do payment online for free from 1st to the 9th of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

855129015	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  Servicer spoke with authorized third party who was wanting a copy of the most recent statement emailed to her and provided email address to agent. The agent advised authorized third party that a request would be put in for the statement. Authorized third party advised needed to reset the password online password. Agent sent temporary password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was modified under Non Government plan. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

855354789	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2015.  Notes on 07/02/2015 reflect that the borrower inquired as to why the monthly payment increased by $300.00.  Notes indicate a response was sent to the borrower that due to changes in tax and insurance premiums, Nationstar Mortgage completed an analysis each year to ensure that the escrow account is funded correctly and adjusts the mortgage payment accordingly.  Due to the escrow account having less money than needed, there is a shortage of $2,885.58.  Due to the shortage and changes in taxes and insurance premiums, the monthly escrow will increases by $352.77 effective 07/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

855919224	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The borrower called to inquire about setting up an ACH payment on her account; the borrower also inquired about when her interest rate would change.  Information was provided to the borrower about both inquiries.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

856092051	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Borrower called and wanted to make a payment on the phone on a credit card, advised borrower that they can not use a credit card. Advised to overnight in the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

856175967	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2013.  The borrower called to notify that he will be sending the payment on the 13th of September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

856661481	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2016.  The borrower was advised that paying the escrow shortage will not make the payments previously paid go lower and that paying the shortage will only keep the payments from going up more than needed. They were advised that the shortage was spread over 2 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

856737405	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

857017125	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower called in - promised to pay $2123.50 by 05/03/2016 and verified owner occupancy.  The borrower also asked to be transferred to the PMI department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

857734407	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2014.  Inbound call from borrower, stated he made his February payment a couple weeks before due date but he had an escrow charge so it was applied as a principal payment, corrected and paid difference.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

858104037	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2015.  The borrower's wife (authorized) called in to say they are not receiving  statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

858205935	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2014.  Requested insurance agent fax a copy of the declarations page.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

858268872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  Borrower made payment inquiry. Was inquiring about NSF charge and was advised would be researched to see if funds came through his checking account to verify if reimbursement can be made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

858388752	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2015.  The borrower went on the website and requested paperless statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

858403737	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

858710430	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

859047093	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  Borrower made a one time draft payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: On 10/12/2015 borrower received a 2 month deferment total interest extended $532.26; new next due date 11/01/2015 and new maturity date 03/2034.

859125015	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called and borrower states she will make the payment on the web in the next few days. Borrower declined ACH offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

859132008	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  Borrower wanted to know why his escrow payment went up, and was advised due to taxes. Borrower wanted to extend shortage spread for 60 months. Commentary shows that refinance inquiry was made by the borrower on 10/20/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

859137003	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

859436703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The last contact was made on 3/3/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 5/2/2013 referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file thereafter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

859473666	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  The borrower had questions regarding how modification incentives are paid and was transferred to the modification department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

859852287	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

859926213	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The last contact was made on 5/23/2016, in which the borrower inquired about  the recast currently working on; the borrower was informed that all documents have been received and informed the next due date was 7/1/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

860160978	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2015.  The borrower emailed a request to remove ex-spouse from the deed and loan. The borrower advised that the property was awarded by the court; the ex-spouse has since filed for bankruptcy and the borrower is afraid that they will come after the property. The servicer advised that the ex-spouse is not on the loan or the Note and that a real estate attorney can assist with removing the ex-spouse from the deed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

860379759	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  Communicated with borrower via email - advised reinstatement was sent.   The borrower sent reinstatement funds in the amount of $16,861.17 on 10/08/2015 by certified check.  The servicer should receive by 3pm overnight mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

860791347	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2015.  The borrower asked about the grace period for the account and updated the e-mail address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was closed as the Chapter 7 requirements were not met.  A prior Chapter 7 bankruptcy cases may have been filed on 03/XX/2014; but no further details were cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings, which began on 12/XX/2014, were closed and billed on 04/XX/2015 as the loan was modified.

860993145	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Inbound call from borrower, promise to pay made.  Borrower will make payment this week via web pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 3/14/2013 referenced a bankruptcy filing, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

861148989	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2014.  The borrower requested that an escrow check from 2013,  in the amount of $188.76 be reprinted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary dated 03/22/2011 reflects water damage on 03/10/2011. An insurance claims check in the amount of $19,346.59 was endorsed and released to the borrower. A copy of the contract, permit and license was received on 03/28/2011. However there is no evidence that the damages were repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

861195942	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  The borrower stated that the borrower stated intentions are to keep the home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number Not Provided.  The most recent bankruptcy status is not available in the information provided.  Comment on 06/07/2011 reflects chapter 17. Unable to determine if comments meant 7 or 13 or another chapter. No other information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

861214923	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2015.  The borrower called to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

861482655	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2014.  Third party called in - (wife) verified the property address and wanted to know of the insurance was paid.  Advised the borrower that insurance was paid and the borrower questioned the escrow analysis and if there was a refund.  Advised that the servicer sees an overage.  The borrower questioned why it did not get sent back.  The servicer advised that the balance was so much over that a refund should have been done.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

861638499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower called and wanted to make a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

862220916	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2014.  The borrower provided a promise to pay on 07/10/2014 through Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

862504632	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2015.  Payment history inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

862967169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  The borrower called to schedule a payment citing unexpected expenses.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863210925	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2015.  Borrower stated he will be sitting down today to review finances and make arrangements for payments and that he has been working with the SPOC. Borrower stated that he will be called the SPOC today in order to go over arrangements. Tried to go over payment plan but borrower stated that he just wanted to speak with the SPOC.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863397738	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  Borrower was contacted and advised that his November payment is due. He said that he will make a payment same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

863621514	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2015.  Borrower called in requesting copy of his modification agreement. Agent emailed borrower a copy of the modification agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863626509	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  The last contact was made on 8/4/2015; in which the borrower asked for assistance with unlocking their website account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863670465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called in and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863731404	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Inbound call from borrower, know your options counseled.  Borrower is current, recapped call with Total amount due and next payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863790345	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower verified their name and was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863857278	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2016.  Borrower promised to pay $1903.84 by 3/1/2016, via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863873262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  The borrower called to inquire about the increase in their escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

863887248	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Spoke with borrower on status of account. Agent advised borrower that can fax over the pay performance letter and to mail in original copy for the file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

864198936	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  The borrower called in to get final document instructions and signature for the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

864306828	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  The borrower called in inquiring about a post card that was received to call in for more information.  No additional information was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

864358776	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2015.  The borrower was contacted on 04/08/2015 and promised a payment the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

864418716	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Spoke  to borrower - promised to make a payment of $842.23 by 01/19/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

864450684	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  The borrower called to inquire about letter for suspense funds and was advised they are in the amount of $28.00; the borrower requested that the funds be applied to the principal balance of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

864956178	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2014.  Borrower called to verify the amount of his monthly payment. Servicer advised borrower, no further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

865482651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2014.  The borrower called regarding billing statement. The borrower was advised that the statements being mailed late due to 1098 tax form going out with the February statements. The borrower also had an issue with website and was advised that they will have to register with their account number and choose a username and password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

865832301	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

865906227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2014.  The borrower called in and requested a coy of their 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

866550582	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2015.  The borrower called in to verify the payment was received and confirmed that it was.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

866693439	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2014.  Borrower requested paperless statements on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

866694438	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  The agent discussed the HAMP incentive with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

866765367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Notes on 05/18/2016 reflect that the borrower promised to pay $591.03 by 05/20/2016 via the Web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

866802330	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

866896236	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

867040092	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  The last contact was made on 10/9/2015, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

867103029	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2014.  The borrower called regarding their online payment.  An amount of $37.28 was applied in error to principal instead of the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

867486645	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 8/29/2014 referenced a discharged bankruptcy, however; no additional information was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

868189941	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2013.  The borrower called but no information of what the call was about.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

868302828	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  Borrower called in to verify if the disbursement was applied to the surplus $1548.37 and wants to know how to have the payment applied to escrow shortage. Borrower inquired as to why we have resent the overage twice.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

868491639	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2015.  The borrower called to verify the correct payment amount and discussed the escrow shortage spread.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

868996134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  The borrower contacted the servicer on 12/30/2015 to make a payment by phone, but did not want to pay the processing fee. The servicer advised borrower to mail in the payment or pay online to avoid processing fees. The borrower decided to mail the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the loan modification were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

869287842	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  The last contact was made on 10/9/2015, in which the borrower scheduled a payment and had a credit dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

869458671	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The last contact with the borrower was established on 03/04/2016 at which time the borrower was advised their payment posted to the account that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

869841288	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The last contact with the borrower was established on 02/12/2016 at which time the borrower requested a letter to be sent to them stating the property was up to date and had four bedrooms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

869932197	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

870032097	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2014.  Borrower said she was returning a call but servicer advised no one tried to contact her. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

870119010	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  Borrower called in to request her unpaid principal balance.  Servicer provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

870431697	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower called about a letter she received about insurance and informed her that State Farm is the insurer and there was no PMI on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

870591537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Spoke with borrower, follow up on late charge waiver and credit reporting for June, borrower made payment by web for  6/14/16 and received confirmation number in email but there was a system error and the payment did not process. Advised i will put in the request for the late charge waiver and for a correction to the reporting.  Borrower had been out of town until July and did not realize there were any issues with the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

870660468	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2013.  Servicer spoke with borrower who advised final modification documents received and the modification should be finalized within the next few days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

870694434	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  The borrower stated that her husband takes care of the mortgage and she did not know when he makes the payment; she was advised of a possible credit hit if the account goes past 30 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

871508619	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

871794333	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  The last contact with the borrower was established on 04/08/2016 at which time the borrower requested an update on the status of their taxes stating they should be receiving a refund for over payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

871954173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The borrower stated that she was unhappy that she had to pay a processing fee to make her payment as she was having problems setting up her autodraft account for payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

872168958	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2014.  Borrower stated he sent a check to the servicer over two weeks ago and hasn't cleared his bank yet.  Servicer advised easiest way to handle this is to do a pay by phone and if check shows up they will apply it to next months payment.  Borrower was agreeable to this resolution.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

872491635	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2014.  Borrower called in inquiring about status of escrow payment increasing. Servicer advised borrower it was due to increase of taxes and insurance. All contacts within the review period have been inbound calls from the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

872543583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  Borrower made a payment in amount of $1,603.33.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

872796330	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2016.  The borrower stated that she tried to make a payment online but the loan was only showing that she was due for $166.22; which were late fees. The borrower was advised that the amount due for August is $979.18. The website does not reflect that amount due until the due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

872819307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  The borrower authorized a payment in the amount of $1701.79 for 04/16/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period.

873079047	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  The last contact with the borrower was established on 09/08/2015 at which time the borrower inquired why their payment was reduced. The borrower was advised it was due to there was no longer an escrow shortage on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

873241884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  Borrower called in 09/23/2015 to inquire about maturity date for loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  Unable to determine when Bankruptcy was filed or what Chapter the BK is.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property damage / hail damage reported 06/01/2012.  Insurance claim approved. Repairs were completed in early 2014.  Inspection on 07/09/2014 indicated repairs were 100% complete.

873254871	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Borrower made a promise to pay in the amount of $1445.86 by 05/09/2016 via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

873361764	2	[2] Evidence loan has been modified.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2014.  The borrower refused automatic payments on 10/13/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was modified prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

873490635	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  The borrower called about the escrow stated and was advise that there was a surplus payment and she should be receiving a refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

873588537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

873617508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2013.  The borrower's spouse called to ensure the payment would still be processed despite an incorrect date written on the check in which the supervisor informed that the check was received and was being processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

873700425	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Authorized third party called in to question if payment was made online. Agent advised borrower no payment is showing in the system and stated can call back later and make sure payment did not go through before trying again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: No evidence of loan modification reflected in servicing comments available.

874055070	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2014.  Borrower states his RFD is due to waiting on his disability check. He will pay online once his check is received. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

874413711	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2013.  The borrower was advised the effective date of the modification was 11/XX/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was previously referred to foreclosure but the foreclosure file was closed due to the completed modification.

874447677	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Borrower called in inquiring about escrow deposit. Agent advised borrower it did post and if she send in a payment it will be posted towards the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 04/25/2012 reflects claim check received 04/18/2012 from XXX in amount of $10,000.00 for claim number XXX for date of loss on 07/14/2011 and cause of loss noted as water. Claim check was endorsed and released to borrower due to claim is under 10% of the unpaid principal balance and loan is current. No evidence of unresolved damages noted.

874499625	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2014.  Borrower updated email address online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

874952172	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2015.  The borrower called in about the suspense funds and advised that they should be applied towards principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

875009115	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower requested year end statements to be emailed and was completed on 04/06/2016.  HARP solicitation was mailed on 05/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

875614509	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower was sent modification step rate notification on 06/21/2016.

875951172	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower thought had set up automatic payments. Payment was not received and customer advised would check with credit union to see what happened.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

876538584	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  Borrower made a promise to pay $1530.97 by 11/19/2015 via bill pay. Servicer provided borrower with Know Your Options site and counseled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

876706416	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2014.  The last borrower contact was in regards to payment methods.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

876737385	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  Borrower called requesting that statements be sent. Servicer advised cannot send due to active bankruptcy. Borrower requested payment history to be emailed. Agent emailed a copy of previous modification agreement and confirmed payment was received 04/28/2016.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Foreclosure was closed and billed 06/XX/2014 as loan was brought current through loan modification.

876822300	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower called in for a 3rd party authorization and requested to be mailed.  Inbound call from borrower on 02/09/2016, customer said payment will be made this Thursday via Billpay. The borrower was set up for a repayment plan from 04/20/2014 through 07/20/2014 and was completed 08/26/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 10/21/2013 states the bankruptcy was discharged.  The bankruptcy was noted as closed on 09/XX/2011. The commentary was noted as bankruptcy filed on 06/XX/2011.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

877113009	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  The borrower updated the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

877892229	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower called in - promised to make May 2016 payment on 05/03/2016 - verified owner occupancy.  The borrower also requested to add wife as an authorized third party to discuss the account for the life of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Limited BK information available in file - no discharge/dismissal dates.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

878433687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  Notes on 06/02/2016 reflect that the borrower requested a copy of the 1098.  The requested documents where sent to the customer via US mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

878817303	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower stated that she will mail the payment in so she can save on the fee and did not want to set-up payment over the phone. Borrower also wanted to know why her loan became a balloon account after the modification. Borrower denied ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Most recent HARP solicitation was noted on 05/05/2016.

879230889	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Based on the commentary dated 01/11/2011, the loan is in an approved modification. There is no further commentary regarding the modification.

879242877	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2014.  Borrower called and asked about a non payment notice from their insurance, advised the payment was issued 10/24/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

879342777	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

879439680	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  Borrower was advised the paymentn had been received for November.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

879457662	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Notes on 03/30/2016 reflect that the borrower requested a modification letter to be sent via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

879698421	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Inbound call from borrower, rep advised of February payment due.  Mr advised of ACH and rep confirmed.  Borrower wanted to get password to website reset, rep assisted and advised of 1098 to be sent to both email and mail.  Borrower inquired about insurance letter sent to him stating not enough coverage.  Rep advised best to speak with escrow department in regards to letter.  Call transferred to Escrow department.  The borrower was approved for modification and was completed on 05/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

879806313	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower was given a delinquency loan call and was provided the Know Your Options website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

880230888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower called with payment inquiry and was informed it was the same amount and changed lower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

880408710	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower called in to check on the status of the account. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

880986132	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

881023095	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  The borrower called to inquire if her escrow analysis was ready. The borrower was advised that the escrow analysis has not been completed yet and the borrower stated that she needs her billing statement for January sent out; borrower was advised that her statement will be sent out next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notes dated 02/13/2014 indicate the loan was previously modified in 2010.

881101017	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  inbound call, verified and spoke with borrower. He did a pay by phone for March and April payments, waived the pay by phone fee in the amount of  $1135.24
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

881232885	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Borrower called in rep advised Mrs. that she can send the payment via online bill pay. Rep advised  Mrs. that she can send the payment without a late charge, Mrs. understood .Representative submitted request for escrow analysis based on Mrs. stating taxes and insurance went down.  The borrower called in on 02/04/2015 regarding a denial letter.  The borrower was declined for a HAMP modification and wanted to accept a prior modification that was offered.  The prior modification documents need to be returned by the 8th.  The borrower decided to bring the loan current without assistance and not accept the modification terms due to only lowering the payment by $100.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy case number was not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

881360757	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/19/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

881709408	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Borrower called and lost they pay for performance letter, requested a duplicate letter which was sent by email.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

882251865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2015.  Borrower called in regarding next due payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

882568548	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2013.  The customer requested a payoff to be mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

882643473	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2015.  Notes on 06/03/2015 reflect that the borrower promised to pay $1,098.23 by 06/05/2015 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

882722394	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower called to inquire about late fee on account. The borrower was advised that the late fee was posted in March but as a one time courtesy, the fee will be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

882785331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The last contact with the borrower was established on 05/16/2016 at which time the borrower made a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

882915201	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2014.  Borrower called in to get interest amount that was paid in 2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

883086030	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  rcvd call from XXX  re check found iao 31 explained  to home owner that check is for the contractor to cash
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

883683432	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

883749366	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Borrower called and promised to make a payment of $1737.13 by 9/18/2015 on the Web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

883823292	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2013.  Borrower advised he will make his payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

883871244	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

884196918	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  The borrower inquired about the amount due; agent advised the June payment was due in the amount of $3143.22 and offered the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

884242872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2013.  On 12/31/2013 the borrower had questions about foreclosure mail that was received. The borrower was referred to FNMA.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

884252862	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2016.  Notes on 05/21/2016 reflect that the borrower called regarding a letter that was received and wanted an explanation.  The borrower was advised that no letter was sent recently regarding insurance.  The borrower was advised that the account is showing XXX for the homeowners and XXX for the wind.  The borrower stated that the letter is regarding keeping the wind policy on file or is she seeking her own policy.  The borrower was advised that the policy of her own choosing can be better coverage for less money.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

884636478	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  Borrower provided updated mailing address information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted on 03/16/2016 borrower requested payoff.

884645469	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  Borrower called to ensure servicer received the Real Estate Fraud certification. Servicer confirmed it was received. No further questions at this time. No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

884953161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2015.  Borrower called regarding suspense notice he received, borrower requested funds transferred to principal
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

885530583	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

885767346	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.  The borrower requested that paper statements be mailed again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

885945168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2014.  Borrower called to verify loss mitigation package was received. Servicer acknowledge receipt and informed the borrower that items were missing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process.  07/03/2014 June and July payments deferred. Borrower applying for a full modification. Loss mitigation package received with missing income docs. RFD: Curtailment of income/business is slow.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

886035078	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2016.  The borrower called about their statement and to see if late fees could be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

886302810	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  The authorized third party called to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

886429683	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  The borrower authorized a payment in the amount of $938.34 dated 05/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

886430210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  The borrower recently retired and scheduled a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

886983129	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower requested a copy of the year end 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

887148963	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2014.  The last contact was made on 9/10/2014, in which the borrower was informed was current; no additional information provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

887179932	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  On 03/24/2016 the borrower called in about the posting of a check issued to the insurance company.The payment should post within 48 hours. There has been no contact attempts from the servicer in the past 36 month review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

887259852	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2014.  Borrower called in inquiring about whether the loan is up to date as of making today's payment. Servicer advised loan will be current after making this payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

887296815	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2014.  Borrower called about future payment changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

887441670	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2014.  Borrower called and wanted to know why he received a phone call. Agent advised it was not a collection call, it could be due to a refinance. Borrower requested no solicitation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

887452659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Borrower called ans stated that the statement he received states he is due for 2 months, advised borrower the payment was received but the arm loan had adjusted and the payment was not enough to clear the amount. Advised that including late charges and shortage the October payment will need to be $1164.68. Borrower stated he will send it in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

887717394	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A loan modification was approved on 11/XX/2012 to begin on 12/XX/2012.

887722389	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2015.  The borrower requested a payoff and would follow up once it was available which should be 06/16/2015. The borrower stated on 06/09/2015 that the home is listed for sale.  Commentary notes that the trial modification plan had defaulted, but the borrower was on a bankruptcy plan with payments made through the trustee. Documentation was provided and the plan was ultimately completed on 10/XX/2014.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Copies of the Order granting a Motion to Approve Loss Mitigation Agreement and the Order granting the Motion Entered were received on 12/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

887774337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  The borrower called in for options on a fixed rate and was transferred to a mortgage specialist.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

887996115	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  The borrower called in regarding a vehicle striking the garage on 05/27/2016 causing damage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The borrower called in on 06/03/2016 regarding a vehicle striking the garage on 05/27/2016.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

888195915	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  The borrower called in to confirm a payment was posted on 07/16/2016 with an effective date of 07/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

888268842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Spoke to borrower - promised to pay $763.83 by 01/19/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notes after cutoff date indicate borrower experiencing hardship due to pending interest rate and payment increase from modification.  Trial modification documents being sent to borrower as of 07/06/2016.    Notes 07/18/2016 - HAMP Imminent Default.

888703407	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2013.  Borrower called regarding property insurance claim. Servicer advised of paperwork needed for claim. Claim funds received 10/04/2013; endorsed and sent to borrower 11/06/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

889025085	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower called in and stated that their payment has not cleared their bank account yet. They stated they will call their bank to see what happened and might call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

889146963	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  Borrower called in states he spoke to a supervisor previously in November and  in January was  supposed to get a $15 NSF fee waived, was under wrong code resubmitted with correct code and advised borrower would call him back on 05/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

889345764	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Authorized third party called to issue payment with the effective date of 01/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

889551558	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2014.  Borrower called to make payment in the amount of $1345.37. Servicer waived late fee as courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

889595514	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

889700409	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2016.  Borrower called and wanted to follow up on her Mortgage Insurance removal. Agent advised her that looking at the notes her loan is at 85% and in order to remove it has to be at 80%.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

889954155	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  Inbound call from borrower, promise to pay made.  Payment to be sent by mail 11/18/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

890056053	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower called in to make sure his web payment was received.  The servicer advised the borrower it may take a couple of days to post from his bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

890208900	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower confirmed that the payment was mailed and that the property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

890403705	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2015.  Borrower states he had a decrease in income which caused him to fall behind on his mortgage payment. He made a promise to pay and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

890514594	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  The borrower called to find out their principal balance and what the interest rate will be going up to. Agent provided borrower with the requested information and also provided the number for XXX so that he can find out about refinancing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment dated 05/20/16 the loan was previously modified.

890599509	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  Borrower requested a verification of her monthly payment amount and the current UPB.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

890839269	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2015.  The borrower inquired about the pay for performance letter that she received. The borrower was advised that she exits the modification on November XXX and next year in 2016 will be her sixth year anniversary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

891503604	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  Borrower inquired requesting PMI be removed and was informed it cannot be removed as the LTV is 88.35% and needs to be 80% or less.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

891578529	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower called in to inquire as to why they were being assessed late fees. Representative informed them that is was because they are not making their full payment yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

891871236	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2015.  The borrower received a a letter regarding the suspense account and the representative advised the funds had already been applied towards the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The borrower reported that the bankruptcy case has been discharged although not reflected in XXX as of 06/08/2015.  An adversary was filed and it appears that the 2nd lien is wholly unsecured and does not affect the lien position on the subject loan per notes dated 12/31/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

892126980	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower advised his loan is current and he is next due for 09/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

892234872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2014.  Borrower and stated that she has not been receiving monthly statements. Agent informed her they are being emailed but will remove that for her.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

892787319	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2014.  The borrower called in and agent requested a payment correction to the payment posted on 04/30/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

892842264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  Borrower called about the remaining escrow advance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

892972134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2015.  Borrower called in and stated he sends his payment in every month on the 15th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

893021085	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2014.  Borrower authorized payment in amount of $691.80 to be posted on 06/13/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

893063043	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  The borrower asked if the servicer had received a refund for the insurance change on the loan and were advised they had not.  Check received 11/17/2015; no indication in comments if it was applied to account  or refunded to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  Judicial modification granted while loan was in bankruptcy; no indication if write down was cramdown or deferral.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

893480625	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower advised they would make payment but terminated phone call after servicer advised that they do not accept payment from any form of credit card.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

893590515	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower called in regards to an insurance payment. Servicer advised borrower the check was sent on 02/17/2016 and cleared on 03/02/2016. Servicer advised borrower they can call the insurance company and advise them of the payment. There has been no contact attempts from the servicer in the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

893676429	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower asked about the HARP program. They were given the number to the refinance department and stated they will call when they get a chance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

893853252	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower was upset about the number pf courtesy calls that he receives. He was advise of the recurring draft or cease and desist options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

893876229	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2015.  Borrower locked herself out of her account.  Lender unlocked her account and sent an email to reset the password.  Call was then transferred to the escrow department.  Borrower requested and escrow analysis.  Representative apologized for the delay and advised that it takes up to 5 business days for an update.  Representative advised the borrower of the payment change effective 6/1/2015.  Borrower is still disputing the shortage remaining and stated that a refund is due to her.  Borrower was not agreeing with the explanation and hung up the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

893908197	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

894224880	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Notes on 04/06/2016 reflect that the borrower called to see when they can cancel the private mortgage insurance.  The borrower was informed that the home will need to appraise for approximately $486,000.00 and the private mortgage insurance cancel form was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

894389715	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  Borrower called to have the web site unlocked. Borrower stated he was sent an application for a modification in May, but did not fill out the forms. He is still interested and wants to know if he can still use the forms. Borrower advised that the fastest way is online in the homeowner assistance link on the web page.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

894501603	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Borrower was advised to send in her driver's license and Social Security card for a name change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

894636468	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called in and requested Insurance Department direct line. Borrower received a letter of policy cancelled due to unpaid premium. Agent advised premium is due 5/23/2016 for $1253.00 and payments are disbursed one to two weeks prior to due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

894669435	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2015.  Borrower requested escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

894767337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called and declined the ACH program, borrower states he sent in his payment but it must be lost in the mail, borrower made a phone payment and the fee was waived and the late fee waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

894871233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2014.  Borrower sent authorization for 3rd party their daughter on 11/04/2014.  Last attempt by servicer occurred on 03/19/2015 via email toe encourage borrower to login on the website to accept new terms of use.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

894885219	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  Borrower called in requesting new modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

895211892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2015.  Borrower inquired about her next due date and made the January payment by phone. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

895370733	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  The borrower called in about the $44.95 charge added on his account.   Advised the borrower that it was for the home warranty and he was done.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

895982121	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  The last contact with the borrower was established on 06/15/2015 at which time the borrower called inquiring about the $1,000 payment the submitted on 06/01/2015. The borrower was advised the payment was applied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided. The comments dating back to 09/02/2014 indicated an insurance claim was filed for unspecified damages. The notes reflected funds in the amount of $1,815.74 were endorsed and sent to the contracting company on 09/22/2014. Additional funds were endorsed and mailed out on 06/24/2015 in the amount of $7,083.63. There was no further mention of an active claim or unresolved damages.

896040063	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Authorized third party called in about another loan. Advised third party that we could not access the lloan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

896699403	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  The borrower was informed had been only paying $1572.00 but the payment has increased to $1575.81.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

896800302	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2015.  Borrower called in regarding payment incentive information he received, it was communicated to the borrower to fill out forms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

896859243	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2015.  The borrower scheduled a payment for 05/19/2015 in the amount of $486.92.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

896906196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2015.  Notes on 06/17/2016 reflect that the borrower was transferred to Nationstar Mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

897135966	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2015.  The borrower stated that she mailed the payment before she went on vacation. She will check with her bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged chapter 7 bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

897227874	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

897441660	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2014.  Borrower called and requested 2013 1099.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

897557544	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The last contact was made on 5/11/2016, in which the authorized party inquired about the status of the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

897838263	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Notes on 05/06/2016 reflect that the borrower called because he would like a modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

897932169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  The borrower requested their work number to be removed and confirmed their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

898287813	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2015.  Spoke with the insurance agent about coverage and payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

898350750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Borrower called in and made a payment in amount of $460.10 and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

898501599	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2014.  Borrower called about an ACH application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

898644456	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Per commentary, borrower called in on 02/22/2016 to inquire about class action lawsuit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per commentary, there is Real Estate Fraud Certification Executed comment on 08/17/2015, however there is no further details regarding comment in the history.

There is mention of a Forbearance Plan being completed on 01/XX/2010, however no further details regarding status on why the plan was set up or in ending result of plan.

898672428	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  Borrower calling to see why her payment went up.  Servicer advised her taxes and Insurance went up.  Taxes increased by $25.77 and insurance increased by $52.00.   Total shortage is $ 103.70/12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

898742358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  The borrower called to post a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

898953147	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  The borrower called in regarding lender paid expenses; advised due to the modification fees were advanced in the process.  The borrower is in the process of refinancing the account and was told she needs to pay the corporate advances prior to the refi.  The servicer stated would look further into whether or not the advances needed to be paid prior to the refi and sent the borrower the information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

899152947	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2015.  Servicer spoke with borrower who inquired about loan terms. Details of call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower advised on 09/25/2013 that his loan was modified but credit report is indicating loan is in foreclosure. Agent advised borrower to send in the credit report so Nationstar can correct if there is a mistake. Comment on 10/11/2013 reflects credit dispute resolved. However dispute resolution not provided. Comment on 03/07/2014 reflects third party called in and conference in borrower who gave authorization for third party to speak on account and stated will be calling back. Conference call with credit bureau representative as well and advised that per notes the credit dispute was resolved and report removed.Comment on 04/30/2016 reflects loan reported as current to the PMI company. No evidence of MI being paid reflected in payment history. No evidence in comments that MI has been cancelled and unable to determine current MI status.

899395704	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called in and advised representative that he was unable to make a payment online. Representative advised him of new portal and he said he would re-register and make payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

899493606	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2014.  Borrower called about the increase in the mortgage payment. Servicer advised borrower the increase in the insurance caused the payment increase. Borrower advised that she will be contacting insurance company to have the payment decreased and will call back. There has been no contact attempts from the servicer in the past 36 months review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dated 02/02/2016 that the property may have endured potential damage as a result of rain the area date of loss 12/04/2015. 05/31/2016 adjuster XXX called would like to get the address to mail a check in amount of $13,986.27. Servicer advised to have the homeowner call once repairs are 90% complete.  The damage repair amount is estimated at $13,986.27.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 02/02/2016 that the property may have endured potential damage as a result of rain date of loss 12/04/2015. 05/31/2016 adjuster XXX called would like to get the address to mail a check in amount of $13,986.27. Servicer advised to have the homeowner call once repairs are 90% complete.

899723376	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

900083016	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

900468630	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  Servicer called and spoke with borrower who stated he will call back on his break.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Reaffirmation sent for QC audit 01/XX/2016. Unable to determine discharge date on most current bankruptcy. Appears there was a prior bankruptcy as comment on 01/08/2013 reflects discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

900773325	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

900928170	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016.  The borrower called to request a password reset for the online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

901508589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  Borrower called to check on the surplus check that is in her ex husbands name, it was supposed to be reissued in her name. Borrower stated she sent in 12 months of payment verification 2 weeks ago to prove she is making the payments. She was asked to resend the information and she stated she would today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

901670427	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2015.  Recent contact shows a dispute was received.  Servicer previously responded to borrowers' PMI inquiry on 10/29/2014 stating any documentation stating borrower is not to be escrowed for PMI should be faxed to XXX and the autoterm for the amortization schedule post modification is 12/01/2029 at 91.01%.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

901922175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Borrower called and was concerned the check he mailed has not been cashed. Borrower advised that they need a written letter to discuss the account with him due to prior bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

902575521	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Customer requested year end statements for 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

902722374	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure on 03/XX/2011.  Unable to determine the next projected foreclosure step.  The foreclosure was closed due to the loan being modified 6/XX/2011
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

902789307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2015.  Borrower contacted, advised of first modified payment and borrower authorized a web payment. Advised of terms of the final modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

902854242	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower called wanting to know why they had to pay a late fee when they're not late. Servicer waived the $44.88 fee. Borrower made a promise to pay $1277.94 by 04/18/2016 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

902900196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  The last contact was made on 12/09/2015, in which the borrower had a billing statement inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

903362023	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  The borrower stated that they would make a payment on 06/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

903365730	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2015.  A short payoff was received on 12/08/2015 and the borrower was called to let them know the payoff amount was short. The borrower was advised that the funds in the amount of $200,000 were going to be returned to them and the borrower agreed. The funds were sent on 12/25/2015 and there is no evidence that the borrower resent the correct payoff amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

905321772	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2014.  Borrower called and made a promise to pay, stated they want paper statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

905500593	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called servicer gave borrower the information on the 1098 over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

905588505	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower called stated was locked out of the account online; and the representative assisted with the access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

905755338	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2015.  The borrower called in and stated that the transfer documents were sent correctly and was reported as 180 days late due to the modification. They stated that they had it investigated and everything reflects good now except that their Experian credit is showing the delinquent status still. They were advised to fax in a research request and ask for it to be corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

905957136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2014.  Borrower states he is 100% disabled veteran and doesn't have to pay taxes as of 2 yrs ago. Servicer advised him to take his escrow disclosure statement to the county.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

906037056	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  The borrower called to advise that a homeowner's insurance cancellation was received. The servicer advised that the payment was mailed on 04/05/2016; a stop payment will be placed and a reissue will be mailed. Payment was made and reinstatement of policy was effective 4/25/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

906071022	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  On 08/24/2015 the borrower requested a transaction history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.

906188904	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2016.  The borrower stated their reason for default is that they have had a lot going  on, that they are a caregiver and that they got overwhelmed with their patients. They promised to pay $764.86 by 05/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

906389703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  Borrower called to unlock the online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

906454638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2014.  The last borrower contact was in regards to the setup of automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

906782310	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Servicer spoke with borrower who wanted to know why interest rate changed when it should not have changed until June first. Agent transferred call to the single point of contact. SPOC spoke with borrower who wanted to know why payment was so high. Borrower was advised of ARM loan and provided borrower with her next payment change date of 07/01/2016 resulting in P&I changing to 1165.13. Borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was modified under Non Government plan. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

906784308	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

907132959	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called regarding mortgage insurance, advised current LTV is 102.40% and it needs to be less than 80% to be removed. Borrower also questioned force place insurance, provided the contact information for her current agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

907216875	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Borrower called due to having damage and adjustment has been done.  Borrower advised that the contractor said the amount for claim was insufficient and more funds are needed. Borrower advised current number for adjuster is no longer in service. Conferenced in claims @XXX and spoke with XXX who advised that h/o is attempting to contact adjuster and has insurance vendor track all notes to add.  Advised number and process to obtain private coverage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Multiple incidents of damage in notes including Hurricane Sandy in 2012 and a snowstorm in 2016. Unable to determine if most recent damage case has been cleared up.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

907371720	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower advised servicer he will be making his payment on 02/1/22016 in amount of $1904.86 via wire.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

908940150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Inbound call from borrower asking about his recast information being received.  He was advised that he should be receiving his packet through the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

908977113	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Borrower was out of the country and unaware of the transfer of loan to the new servicer. Borrower requested the total amount due and Borrower made payment for 8/15, 9/15, and 10/15. Loan was brought current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

909221868	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower had an inquiry regarding his payment and the new terms of his loan. Servicer assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

909278811	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  Servicer advised that the borrower could pay her escrows online. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

909339750	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  The borrower called to inquire about payment options and the borrower was advised of all options and all charges that incur with each one. A previous late fee in the amount of $21.16 was also waived as a one time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

909442647	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

909563526	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2015.  The borrower wanted to know why his next pay was higher. He was informed that his escrow payment increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

909790299	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

910442646	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  The borrower called in to find out their interest rate and if it was fixed.  They were advised it was fixed.  The loan was under review for modification and was declined on 07/25/2013.  The borrower was advised on 07/30/2013 that the modification cannot be reviewed again and was advised of short sale and deed in lieu options if needed.  The loan was reinstated on 08/06/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

910479609	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2014.  Customer requested password reset.  Lender reset password and gave user name. Agent offered home warranty and borrower accepted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

910485603	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2014.  Borrower gave authorization to speak with her daughter.  Daughter inquired about what would happen if her mother passed away.   Servicer explained that if she were executor of the estate she can assume loan and make payments and have a chance to refinance.  Daughter also inquired about principal and deferred principal.  Servicer advised principal is what being paid down and deferred principal is the amount that was deferred from the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

910686402	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  Borrower called to see if last payment was received and was advised it was on 6/13/16 for $920.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

910687401	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower inquired on late fees showing on the billing statement for a payment that was not late. The representative entered a request to remove the fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

910706382	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2014.  The borrower called in - he stated he is trying to get a credit card and it is showing on his credit that the mortgage was in foreclosure; the servicer advised that a credit update will be issued to find out if credit was accurately reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

910905183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

911029059	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2015.  Inbound call from borrower, last payment received inquiry.  Borrower requested last payment status, advised borrower that payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

911730357	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2014.  The borrower called to make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

911956131	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2014.  The borrower called in on 12/16/2014 inquiring about billing statement amounts. The borrower informed the servicer on 06/06/2014 that she never received any information regarding the bankruptcy reaffirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments file does not contain additional information regarding Chapter 7 bankruptcy that was filed on 04/XX/2014.  The bankruptcy may have been discharged or dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

912659427	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  The last contact was made on 7/6/2015, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

912826260	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2014.  Borrower called and made a phone payment, borrower denied the offer to set up ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

913215870	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: There has been no contact with the borrower in the past 36 month review period.

913909176	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  3rd party XXX called in to try to get late fee waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

914101983	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2014.  Authorized 3rd party asked that the request that she submitted earlier be disregarded as it was for another property and not the subject property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

914547537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  The borrower requested a call back about a letter they received showing a charge for $200.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

914582502	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  The borrower is interested in HARP and requested a copy of the prior modification agreement.  The call was transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

914669415	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  The last contact was made on 4/13/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments referenced a discharged bankruptcy, however; there were no additional details about the bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

914952132	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called advised having issues with the online services. Call was disconnected as the borrower was trying to log in the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

915223860	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2014.  The borrower called for payment options and wanted to make a payment with a credit card.  The representative advised that was allowed and provided a reference code.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

915239844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  The borrower asked if could make a payment online which was confirmed by the representative.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Claims' check for unspecified damages to the subject totaling $9,558.48 were released on 05/20/2011 although no evidence of completed repairs was cited.

915607476	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower called to state that he does not want to pay to make payments over the phone or IVR and will send the payment by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Foreclosure was closed and billed 01/XX/2014 as loan was brought current through loan modification. Comment on 04/21/2014 reflects loss draft check received from XXX in amount of $4096.96 for claim number XXX. Check number XXX and was issued on 03/14/2014. Check was endorsed and released to borrower as claim is under $20,000.00 and sent via regular mail. Comment on 02/02/2015 reflects loss draft check received from XXX in amount of $10,000.00 for claim number XXX. Check number XXX and was issued on 12/22/2014. Check endorsed and released as claim is under $20,000.00. Comment on 02/03/2015 reflects hazard loss received legal document letter from attorney advising settlement set to complete. No evidence of unresolved damages noted. Cause of loss and date of loss unknown.

915608475	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2015.  Borrower called in and stated made a payment for May and June and payment was applied as a fee and requested payment correction. Agent reversed transaction and reapplied as a payment .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

916980102	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  Spoke to borrower - promised to pay $1310.92 via wire on 07/16/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

917011071	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2016.  Borrower requested the removal of PMI, advised the LTV must be below 80% and they are currently at 91.69%.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

917285796	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  The borrower requested a payoff statement good through 02/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

917577504	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower called in to set up a payment for $2238.16. The borrower advised he did not have his bank information and would call back when he does. The borrower called back within three hours and set up a payment for July and August in the amount of $2258.16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: There is evidence of a modification being completed outside of the commentary dates. There is no further information available.

917585496	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2015.  Email received from borrower - borrower requested copy of tax document and had not received a response yet.   The servicer responded - we have attached a copy of the 1098 form for your convenience.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

917787294	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  Verified with borrower that account is in good standing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

918468612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2015.  Inbound call from borrower, calling in to verify if he makes payment he has to make additional payment due to being delinquent a couple of years ago.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

918592488	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  The borrower state they have been receiving statements and wanted to know why they had been called.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a reaffirmed chapter 7 bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

918596484	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower emailed with an explanation of payments made on his escrow shortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

918709371	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Borrower called in to make a payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

918920160	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower emailed servicer through message center contesting the past due payment and late fees that has been reported on mortgage statement since November 2015. Borrower attached a copy of his payment history from his XXX showing payments made from 01/2015 through 02/2016. Borrower stated is requesting that the late payment and all late fees be removed from his account. Servicer responded to borrowers email advising that his request has been forwarded to the research team for further review and to allow up to 7-10 days for inquiry to be resolved. Servicer advised borrower he will receive a letter of resolution within 7 to 10 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower is disputing negative credit bureau reporting. Servicer responded to borrower credit dispute on 04/09/2016 advising that Nationstar is required to report accurate credit information to the credit reporting agencies. A complete review of your payment history revealed accurate credit information reported for all payments received from March 2015 through March 2016. The October 2015 payment was not paid until 11/02/2015 and all information reported is accurate.

919159920	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  Borrower contacted, she stated her mother, a renter in the property, makes the payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

919332747	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2014.  Borrower called in for payment; stated RFD - hasn't received commisson check since Oct 2014. The borrower is self-employed in real estate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

919463616	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  Borrower requested for a payoff statement on 07/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Borrower requested payoff on 07/02/2016.

919653426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2015.  Borrower called in a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

920021058	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2016.  Borrower called in to inquire about removing PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

920100978	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2015.  Borrower called in and made a payment in amount of $1132.93 and was provided with payment confirmation number. One time courtesy late fee waiver was granted due to the fact that borrower is never late. Borrower advised she is a school teacher and ran into financial issues this month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

920262816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  Recent contact with borrower on 09/21/2015 cites their insurance has taken over them and the call was transferred to the insurance department. Borrower called for an update on the final modification documents on 12/04/2013.  HARP solicitation was mailed on 05/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure on 07/XX/2013 and was closed on 12/XX/2013 withe the completion of the modification being booked./

921053025	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Outbound call to borrower who promised to pay by 5/25/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer currently soliciting for HARP

921219858	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  On 02/05/2016 the borrower was contacted and was told that a payment had been made but had been reversed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

921465612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  The borrower advised that they received their refund from their old insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

921841236	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

922082994	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  Borrower called regarding refinance solicitation. Servicer updated information and transferred to refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

922285814	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

922312764	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  The borrower called in disputing credit reporting. The borrower stated that she is in bankruptcy and that the loan should not be reporting. She was advised that it would still be reported but the bureaus would remove derogatory information due to the bankruptcy. She was also advised that everything is reported corrected to reflect current. Borrower has filed complaints with the Better Business Bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: An email was received from the BBB regarding Case #XXX. The email states the following: Following our usual procedure,  the consumer was notified of your response and requested notification of whether or not a satisfactory resolution had been reached. BBB has not heard back from the consumer. Therefore, the complaint has been closed.

922919157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called in and  inquiring about late fee and when it occurred. Servicer advised borrower from 05/2016. Borrower stated he would like this removed because he paid from bill pay  through his bank on 05/13/20156 and they are never late. Borrower stated sent the payment on time. Servicer advised borrower the payment was not received and posted until 05/17/2016. Borrower asked to speak with a supervisor. Servicer advised just spoke to supervisor and they can place a customer courtesy waive on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

923412663	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Borrower called to speak with the mortgage insurance department as they want to have it stopped.  Servicer advised borrower of the cancellation process.  Comment dated 04/20/2016 cites borrower requesting a copy of the modification and was advised the second modification with the investor FNMA borrower does not get a copy.  A verification of mortgage was requested by the borrower as they stated they did not reaffirm. and would need to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

923769306	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2015.  The last contact with the borrower was established on 01/22/2015 at which time the borrower called inquiring about the details of the their escrow account. The borrower was advised the last deposit into the account was done on 02/19/2014 and taxes were paid on 03/07/2014; however there were insufficient funds in the account to cover the full tax payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

923968107	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

925193880	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2014.  The borrower called to confirm the payment was made online correctly.  On 08/06/2013 the loan was reviewed for a deferment but isn't eligible due to the negative disposable income. The borrowers fell behind due to only one income for the household and was off for the summer due to being a teacher with no income.  The account was reinstated 04/15/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

925273781	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  Borrower called in inquiring about tax payment.  Servicer advised tax payment has already been disbursed on 11/12/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

925298775	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower wanted to verify payments on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

925450623	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  The borrower was advised an escrow overage check in the amount of $239.23 had been sent to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

925641432	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower called in to find out about the escrow shortage and to make sure she was paying the correct amount in order to keep from increasing the monthly payment.  She would like to reduce the shortage.  Also a promise to pay was scheduled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The borrower filed a Chapter 7 bankruptcy in 2010 with case #XXX; the date was not noted. The bankruptcy removal was completed on 03/XX/2011 but the discharge/dismissal status date was not provided.  The commentary dated 02/12/2016 states the 2nd bankruptcy is showing as discharged but the discharge date is not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

926994078	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower called to follow up if the payment has been corrected and applied to the principal balance.  Lender advised borrower that payment was posted to the account on 04/18/2016. (per comments correction was completed)
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

927084987	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2014.  Borrower inquired about the status of the homeowner's insurance policy and advised the insurance company on file should have been paid. Servicer advised that a payment had been issued to XXX the previous month and advised borrower the refund should have been received by him. Borrower advised he did receive the refund and he will be paying the next premium with the refund. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

927145926	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  The borrower called to see if he could break his payments up. The borrower was advised that he could not send in partial payments and it would go to suspense and then when he paid the rest it would be processed as a full payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

927705366	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower called to inquire about the 1099 interest form that he received and what it was.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

928049022	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2014.  Borrower called in to state that he had set up  bill pay to come the same time each month and before the end of the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notes of 08/23/2012 indicate death of principal mortgagor; but since that time servicer has spoken with both the borrower and co-borrower and appears that entry was made in error.

928161909	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2014.  Borrower made a payment by phone. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

928455615	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Spoke to borrower - verified owner occupancy.  Advised the borrower that the bankruptcy is still active - once discharged, he will be able to access the website once the court records have been closed.   The borrower understood - advised he could submit payments online with bill pay.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  A chapter 7 bankruptcy was filed on 03/XX/2016 in the District of Maryland.  Npo case number provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

928461609	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Borrower wants a copy of the modification agreement sent via email. Servicer emailed agreement to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

928653417	1
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2014.  The borrower called in to make payment arrangements to stop foreclosure action.  The borrower has not returned phone calls since. Valuation dated 01/23/2013 valued subject at $40,000; next valuation 09/20/2013 valued subject at $59,000.  The file was approved for foreclosure 06/03/2013; but no foreclosure action was noted and the servicer accepted a cure; foreclosure was again approved 12/16/2013; again borrower brought current and has been slow pay since.  The servicer suggested loss mitigation and the borrower refused.  No mention in notes of status of taxes or insurance.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.

928925145	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2014.  The borrower inquired about the year end statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reference a bankruptcy was filed on 08/XX/2012; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Limited notes available on any BK filing - in Bankruptcy notes, "filing date 07/XX/2012" mentioned, but no other bankruptcy information is noted.    Did not mark file as having any bankruptcies.

929165904	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2015.  Borrower made a promise to pay in the amount of $344.63.  Paid escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

929205864	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2015.  The borrower called correct a scheduled payment.  The loan was approved for a trial payment plan and the modification was completed 06/XX/2013 effective 08/XX/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

929271798	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2013.  The last contact with the borrower was established on 12/12/2013 at which time the borrower verified their information; no further details of the conversation were provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 07/15/2015 indicated a real estate fraud execution certification was executed. No further mention of this issue.

No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification

929309760	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2015.  Borrower stated they received a letter  regarding corporate advance, advised that it was from the streamline modification and the fees are not due until the end of the loan. Borrower also received a letter stating the loan was due 07/01/2015, advised that the loan is current and they do not know why that letter was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

929600469	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  Borrower said had other bills to pay first and then promised to pay $615.87 by 7/17/15 via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

929762307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called to confirm the last payment was received and make another payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

929934135	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2015.  The borrower's attorney's office was contacted to fax the third party authorization.  The trial approval was given on 05/22/2015.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The bankruptcy case number was not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

930084984	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

930309759	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2015.  Borrower made a payment and questioned late fee balance. Borrower advised the previous representative was suppose to have the fees waived due to an error. Servicer advised they do not see anything suggesting this in the notes and a request was forwarded to have the late fees removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

930404664	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The borrower wanted to know why their payment went up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reference a chapter 7 bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

930409659	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  Borrower called is very upset that escrow balance increased without prior notice. Borrower made a payment on time, but due to the escrow change $1266.01 is sitting in forbearance. Borrower scheduled a payment in amount of $89.86 for 07/14/2015 which is the difference for the new escrow payment. Servicer advised borrower new payment is $1355.87.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

930477591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  Borrower called in with a payment inquiry and was advised the payment increased due to an interest rate change. Recent payment was short.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

930597471	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower called and wanted to know if payment has cleared, advised him that he is sill due for 03/01/2016 and has late fees on the account. Borrower requested that the fees be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

930603465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  The borrower called in and made a promise to pay $1,097.30 by 02/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

930684384	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The last borrower contact was in regards to a promise to pay and modification inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 02/19/2016 reflect evidence of a previously completed STEP Rate Modification.

930824244	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2015.  The borrower called to inquire if the pay for performance letter they had sent had been received. Unable to verify based on the comments whether the letter had been received. There has been no contact attempts from the servicer within the 36 month review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment dated 03/XX/2016 the loan was previously modified.

930878190	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  Borrower called and had questions on the escrow shortage, advised it was due to the home insurance, suggested changing companies or reaching out to current company to change the total.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

931049019	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called and declined the home warranty offer, stated they are not interested in options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

931065003	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2015.  Borrower stated will make payment by 06/09/2015 in the amount of $1837.19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  Limited information on BK provided in notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Service has determined that the modification agreement is missing two witness signatures, per the state requirements.

931613454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  Borrower called and inquired about the escrow analysis that was to run effective 02/01/2016.  Lender advised of the total shortage and told the borrower if the shortage is paid in one lump sum by 02/01/2016 then the payment will be $738.38.  Borrower advised will send the total shortage in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

931742325	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2014.  On 12/17/2014 the borrower called to update insurance and there were several disconnections as well as conversations with the agents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

932123943	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The borrower requested the income used when applied for the modification as well as access and liability form signed.  The representative advised needs to fax a research request.  Unspecified customer correspondence was received the following day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: After the cutoff date of 05/31/2016, the homeowner advised was having changes made to the flood policy and waiting for a determination to be made.  The hazard insurance policy was cancelled on 06/26/2016 for non-payment per notes dated 07/13/2016.

932182884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower inquired about the next payment due date.  He was told that a payment had just been received and once it was processed he would be due for 06/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

932584482	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Spoke to borrower - advised borrower of total amount due.  Borrower requested call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

932822244	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2015.  Borrower called in to make an escrow payment toward the shortage. Advised the caller to send additional funds toward the escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

933089976	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower called regarding late fees put on the account. Borrower wants this researched, they feel there should be some, but the total is higher than they think is correct. Borrower needed assistance in setting up the online system to make payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

933154911	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2015.  The servicer verified receipt of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

933300765	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower made a promise to pay $972.14 by 02/15/2016 via web. Borrower advised property is vacant.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

933536529	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The borrower called to get the pay off balance for the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 05/14/2012 reflect that bankruptcy removal was completed. No further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

933660405	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower requested pay off to be sent to email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

934435629	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  The borrower advised that they sent out their payment on 7/6/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

934820244	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

936218844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower wanted website assistance with accessing the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

936285777	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2014.  Borrower stated was not aware of increase in escrow. Servicer advised would send new statement with new escrow amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

936909153	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  The borrower called in  wanting to know the unpaid balance on the account, the last payment received date, monthly amount and next due date.   Inquired if account was 30 days late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

936995067	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  The borrower called in to inform that a payment was set up to come out today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

937119942	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

937668393	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Borrower called and stated she received a letter regarding the amount due, informed borrower of unpaid balance, P&I, Escrow amount and the total monthly payment is $474.84. Borrower said the letter said that the amount due was $1643.36 and was advised that was an error from the prior servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

937676385	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  Borrower called about interest rate increase.  The servicer advised that a modifcation step rate change occurred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

937916145	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2015.  The last contact with the borrower was established on 10/17/2015 at which time the borrower called in stating they were unemployed and requested assistance with making their monthly payments. There was no evidence of the borrower pursuing any loss mitigation options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period; the details of the modification were not provided.

937963098	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2015.  Notes on 12/18/2015 reflect that the borrower verified name, social security number and property zip code.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

938110950	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2015.  Borrower called in about getting both of her loans into one advised would have to refinance, transferred call to FNMA.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

938376684	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  The borrower was contacted regarding the September payment; the borrower stated that she set up a payment on 09/10/2015 that should go through 09/11/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

939014046	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower called and wanted to know why she received a letter stating she has not made her payment when she makes it on time each month. Servicer advised the borrower the payment and letter may have crossed in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

939048012	3	[3] Delinquent HOA Fees - Superlien State [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2014.  The borrower followed upon the status of the request to have the foreclosure reporting corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary notes that a Nevada HOA review was completed on 12/XX/2014. Commentary does not indicate whether HOA fees are delinquent; however, a Nevada Notice of Sale was filed with the county on 01/XX/2015. No further details or reference provided.

939217627	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  The borrower asked fi they had to pay the taxes now.  The borrower was advised they would have to pay by the end of the year.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

939467592	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2013.  Borrower made a payment in the amount of $942.72 with a $15.00 service fee.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number Not Provided.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

939674385	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  On 03/04/2016 the borrower called to update the insurance claim/hazard loss. The property has been inspected and is at 100%. The insurance check in the amount of $11,857.92 has been endorsed and mailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

939809250	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  The borrower called after experiencing issues making a payment online; borrower also wanted to give third party authorization to their spouse.  The agent processed a payment in the amount of $1086.86 and advised to send a letter of authorization with their signature.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

939962097	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower made a one time payment by phone in amount of $1,000.39.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Details of the modification were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

940050009	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2016.  The borrower called and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

940213616	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower contacted the servicer via e-mail on 02/12/2016 to request having her ex-spouse's name removed from the loan.  The servicer responded by stating that option is not available unless the borrower re-finances the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

940865193	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower called to make a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

941447610	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  Borrower stated that the November payment would be made on December 1st with another payment to follow on the 15th. The servicer advised that there would be a hit to the credit report and a late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

941538519	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2015.  The borrower called in on 08/14/2015 to verify the receipt of the Pay for Performance letter he returned.  The borrower was advised will be notified before the funds get applied to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

941901156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  The borrower called regarding the Pay for Performance Program. They were informed to submit the required forms by 09/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

942248808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2015.  Borrower called asking about credit reporting, stated he has been current, advised borrower that the loan has been current since 08/2011, and the loan was modfiied in 2010.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

942729327	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  The borrower expressed interest in a modification. He was informed that a packet was sent out and he will need  to complete and return within 7 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified prior to the review period.

942938118	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Borrower upset that she had been transferred to collections two times by customer service reps.  Borrower is inquiring about cash advances and corporate advances made by the servicer.  Note date 12/28/2015 states the call was transferred to customer service.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

943157898	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

943259796	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2014.  The borrower did not receive a billing statement. Information was updated on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

943655400	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower made payment inquiry to see if she had any late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary outside of the review time period, noted on 05/03/2011 HAMP modification booked during acquisition.

943773282	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Borrower inquired  how long the escrow shortage amount had been spread out.  The servicer advised the borrower that it was spread out over 12 months
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

943866189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Foreclosure was in process and loan classification was changed from Bankruptcy to Foreclosure on 07/XX/2011. Foreclosure close and bill was mentioned on 10/XX/2011 and 10/XX/2011. The foreclosure business area status was change from "Hold - F/B" (active) to "Modification" (inactive) and date was changed from 10/XX/2011 to 12/XX/2011. Loan classification was changed from Foreclosure to Loss Mitigation on 12/XX/2011. There was no further mention of Foreclosure or Bankruptcy related matters during the review period.

944084970	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The last contact with the borrower was established on 05/13/2016 at which time the borrower made a promise to pay in the amount of $1,366.26 by 05/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

944236818	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The last contact was made on 5/03/2016, details of contact were not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

944336718	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  The co-borrower was advised of the press release that was sent out 4/15/16 which stated that FNMA and FHLMC loans are under review for the possibility of the principal forgiveness program.  The servicer stated that the government will notify them and that is not something XXX is doing.  They willb e notified by mail if they are eligible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

944352702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  The borrower inquired about a letter they received regarding foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed 09/XX/2014.  The next projected foreclosure step is judgment.  Closed due to modification.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

944532522	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

944570484	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2016.  Borrower asking about the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

944674380	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower called in wanting to check on tax payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

945666387	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2015.  The borrower called in to request a copy of the recast terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

945853200	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The last contact with the borrower was established on 01/06/2016 at which time the borrower was advised their payment was received on 01/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A

945948105	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower called to post a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

946074978	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2015.  The borrower called in on 07/02/2015 to determine the reason for an analysis disclosure being sent, the borrower was advised due to a difference in the tax and insurance and there is a shortage.  The borrower was advised that can make the full payment or spread over 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

946892160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  The borrower called in because he wants to know how to send in a payment for his homeowner insurance.   He noted he has tried to switch insurance companies and one of the companies tried to cancel his policy and take the money out of his impound account and sent a check back to him.    He wants to know how to cover his insurance payment.   Call transferred to escrow department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

946900152	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Borrower requested tax form. Sending out by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

946914138	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  The borrower called in to inquire if they can make partial payments to their shortage and to find out what would regular payments go back to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

947236815	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2014.  The borrower stated that automatic payments are scheduled for payment on the 15th of each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

947460591	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower made a promise to pay by 05/17/2016. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

947685366	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  Borrower called to inquire about correspondence they received regarding a $5,000.00 incentive due to the 6th year under the modification. Servicer advised they can sign and send back or not then they can disregard the notice.  Servicer explained the interest rate will change yearly until 2017 when it hits 5%.  Borrower then inquired about refinancing and the call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

947714337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  The daughter called, she has life time authorization, to speak about the insurance, the check was returned due to wrong account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

948017034	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  Per commentary, on 05/07/2015, modification was discussed in reference to completion of modification for account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

948148902	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2016.  Borrower called in to inquire about the interest rate for this year and next year.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

948328722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2016.  The borrower made payment. Noted on 03/30/216: The  borrower called in for assistance and was educated on a repayment plan. the borrower was also informed that she had until 4/30/2016 to make the payment before it would be reported to the credit bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

948728322	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  The borrower called in returning a phone call they received. They were advised that the cll was due to the updated adjusters worksheet needed to get the inspection scheduled. They stated that this was supposed to be taken care of weeks ago and is tired of the calls. They were advised that they would receive a call back to scheduled the inspection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

949079970	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

949120929	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Borrower inquired as to how much her payment was. She advised that  the ivr system told her a large sum was owed and she was unsure  of why her payment was so high. Servicer advised that the ivr system has been updated and it tells the month you are due as well as months payments and any late fees that occurred if a late payment was made. Borrower advised she made her normal payment this  morning. Servicer advised  those funds should post to her account by the end of the business day or by 5/3/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

949275774	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Borrower scheduled a payment of $70.04 to cover late fees for 05/20/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  Bankruptcy was re-filed in 04/2013. Comments on 11/14/2013 stated that the bankruptcy has been dismissed; unable to verify dismissal date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

949546503	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Servicer spoke with borrower who requested a payment by phone. Agent advised of the payment processing fee and borrower stated was trying to pay by web last night. Agent advised borrower to try again and call back to avoid fee. Agent advised borrower of hours and website requirements. Unauthorized wife called back and agent called borrower to verify account. However, call was dropped. Borrower and unauthorized wife called back and agent helped borrower and unauthorized third party set up online account.  Borrower made a payment in amount of $2412.62 via web payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Servicing comments indicate loan was previously modified. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

950004045	3	[3] Mortgagor Working w/ 3rd Party Group
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The authorized third party called in on 05/31/2016 regarding missing documents.  On 05/23/2016 the borrower stated the property is owner occupied. Servicer advised form 4506T is incomplete and borrower needs to resubmit with line 5 completed as well as a copy of his pension letter. Borrower stated the pension is from XXX and he will talk with his wife to gather the needed paperwork. Noted Servicer sent missing document letter to borrower.  The borrowers are working with XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Third party - XXX (working with borrower on modification)

950108940	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Borrower called in to verify the reason for the payment increase. Agent advised increase is due to shortage in escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

950197851	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The collection comments only reference the borrower calling in on the above date.  There is no detail as to what was discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

950921127	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower advised he was wanting to make a payment by internet because he is not paying a fee to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

951664383	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2015.  The borrower was called and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

952690356	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Servicer called and spoke with borrower and verified borrower information. Agent provided mini Miranda and borrower disconnected call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

952751295	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  The borrower inquired about refinance option and was advised of escrow shortage due to increased taxes and insurance premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

952788258	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower called in and servicer advised borrower loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  05/XX/2011 bankruptcy removal completed. Unable to determine POC filing date. No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

952955091	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2016.  Borrower called and made a payment and requested a copy of the 1098 to be sent by fax.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

953053992	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Borrower called and  asked about refinance, was transferred to Nationstar Mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

953817228	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Servicer explained the HAMP incentive with the borrower and advised need to have docs signed and dated and sent back as soon as possible in order to receive the $5000.00 incentive next month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

954402642	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2013.  Borrower advised was trying to make a payment online, but cannot process the payment. Servicer advised borrower that the web has been having changes made and that is why they are having difficulties. Servicer advised borrower they can make a payment by phone and will waive the fee. Borrower paid $1165.10 by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

954533511	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2015.  The borrower stated that he sends extra funds with his payments and would like to apply to any fees on the account first and then towards principal if no fees are due on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

954684360	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2015.  The borrower contacted the servicer on 04/09/2015 to request a copy of her modification documents as the she lost the originals.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

954793251	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2015.  Notes on 01/22/2015 reflect that the borrower gave verbal authorization to XXX to have access on the account for the life of the loan.  The borrower was also assisted in set up ACH online and the statement is also available online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

954830214	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower called and made a promise to pay, borrower was advised of grace period and late fees, Borrower indicates he will try and pay off the late fee balance, paid $50 towards the balance with the current payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

955030014	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower called in to discuss the escrow shortage and informed the borrower that he will be done paying the escrow shortage in July 2017 if the payment doesn't increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

955152891	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Last borrower contact 09/29/2015 per commentary was in reference to suspense account. Know Your Options were counseled. Last contact date by servicer was 07/31/2012 to discuss details of the loan modification trial period and payments due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary also mentions an attorney working with the borrower and an authorization sent in on 02/12/2013 for XXX with XXX, however on 09/05/2013 commentary indicates that authorization was revoked.

955213830	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  Customer called in referencing letter for PMI.  He stated he no longer needed PMI on the account.   The servicer advised it was no longer needed per the letter.  The servicer advised that an escrow analysis could be performed, but the borrower did not want escrows to be done.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  The case details regarding the bankruptcy are not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan is in active bankruptcy (Chapter 13), but is performing under HAMP Modification from 01/XX/2013.

955432611	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  The last contact was made on 8/27/2015, in which the borrower inquired about the pay for performance information received; servicer instructed borrower to send in as soon as possible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

955446597	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  The borrower stated that she mailed a payment in the amount of $1,769.21 on 07/09/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

956199843	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2016.  Borrower made a promise to pay $924.34 by 05/25/2016 via money gram.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

956226816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  The borrower stated that she is not working and the payment is getting too high. The borrower was advised of short sale and deed-in-lieu options. The borrower also scheduled a payment for 05/31/2016 and for 07/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

956317725	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower  called to request a password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

956465577	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  The borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

956473569	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2014.  On 03/08/2016 the borrower had a question about the posting of a payment and was informed that suspense funds were applied to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is limited information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

956814228	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  The last contact was made on 7/13/2016, in which the borrower requested assistance with online access.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

956822220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited BK information available in notes - unable to determine if case was discharged or dismissed, and what chapter filed under. Comment on 12/31/2010 reflects bankruptcy case was closed per closing order entered on 12/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

956858184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  The customer had a general inquiry regarding the interest bearing balance and was advised that the interest is from the forbearance of the unpaid balance from the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

956860182	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  The borrower was contacted to be on watch for the modification documents and to have them signed and returned as soon as possible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

957090951	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The borrower authorized a payment in the amount of $481.44, including fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

957116925	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower called regarding status of unspecified tax documents, was advised sent out on 01/22/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

959181858	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  Servicer advised the borrower his payment was received 11/14/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Note dated 09/17/2014.  Borrower called in to find out what he needs to do to get claim check endorsed from servicer.  Servicer advised to send in check and they will endorse it and send it back.  Check is in t he amount $5647.99.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

959182857	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  Notes on 08/17/2015 reflects that the borrower was inquiring about wanting to get information on getting wife more access to the account.  The borrower was advised to create a living will or get an EOA for account authorization.  The borrower authorized wife on the account for the life of the loan.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

959382657	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower called to obtain the refinance department phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of a discharged bankruptcy; however, no details of the bankruptcy are noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

959759280	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Recent contact on 04/12/2016 was with borrower's insurance company. Borrower called on 03/18/20016 to inquire if payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

959949090	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015.  Borrower was advised the statements for December were not generated at that time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

960023016	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  The borrower informed the servicer on 01/4/2016 that her spouse is now authorized to speak with the servicer regarding the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

961199838	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  The borrower called inquiring about their auto payment not posting from their account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

961283754	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2015.  The borrower authorized a payment in the amount  of $1386.68 for 04/16/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

961399638	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2015.  Borrower called and requested a copy of the 1098, borrower advised it was mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

961729308	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Spoke to borrower advised documents were sent by email with the correct information and to have them sent back by email or fax. Servicer advised borrower total amount due and also gave borrower hardest hit funds phone number. Borrower advised does not like the 30 years that may be added to the new modification. Servicer went over payments changes also with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

962063973	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower called regarding letter  she received, Borrower confirmed payments she has set up and advised of the late fee for November.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

962176860	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

962188848	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2015.  Borrower called in and stated received a letter stating account was past due. Agent advised borrower account was brought current on 08/05/2015 and only payment due is the 09/01/2015 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

962357679	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower did not want to discuss the account and stated he was in a meeting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

963100935	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  The borrower informed the servicer on 04/19/2016 that he is recovering from his injury and is starting to get around.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

963130905	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2013.  Mrs. called in to see if she was off of the loan and also wanted history of payments. Agent sent research request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comment on 12/15/2011 reflects bankruptcy removal completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

963193842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

963245790	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2015.  Borrower inquired about more payment assistance. Servicer advised since borrower is on a step modification already there is nothing more they can do and advised borrower to contact his county to see if they offer Hardest Hit Funds to help assist. No further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

963303732	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  Borrower inquired about options available to him since his payment increased due to interest rate increase per terms of modification.  Servicer advised he could refinance otherwise no other options since he was previously modified and the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

963334701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2014.  Borrower called in to confirm his payment posted to his account.  Servicer confirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

963402633	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  General contact was made with the borrower to confirm the property is occupied and confirmed the borrower was receiving correspondence. The borrower had no questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited bankruptcy details provided; comments indicate that bankruptcy removal completed on 11/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

963958077	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Called and spoke to borrower about status of account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

964073961	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

964228806	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  The borrower called in to confirm the address to send a cashier's check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

964271763	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Borrower called to see if last payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

964340694	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2014.  The borrower called for help logging into online account. The borrower also requested a copy of the Note.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

964770264	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  Borrower authorized transaction for 06/01/2015 in amount of $226.70. Servicer waived fee. Borrower advised was not aware the rate changed and last payment was misapplied to principal. Correction has been entered. Dispute was noted on 06/01/2015 where servicer noted a complete review of your payment history revealed accurate credit information reported for all payments received. The May 2015 payment was not paid until 06/01/2015. All credit report information is reported as accurate. 06/12/2015 credit dispute has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

964775259	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

965123341	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called and was advised that the LTV must be 80% or lower to remove the MI on the loan, if borrower believes the value is higher they can do an appraisal or he can pay down the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

965159874	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2014.  On 02/21/2014 the borrower was contacted and made a change to the contact phone numbers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

965743290	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  The borrower stated had unexpected expenses and medical bills.  The borrower started a new job and will not have an issue anymore.  The borrower committed set up the trial payment plan on 07/19/2013 and the modification was completed on 10/XX/2013
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

965786247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2015.  Notes on 04/15/2015 reflect that the borrower called about not getting statements.  The borrower stated that he would contact the bankruptcy attorney to see what is going on.  The borrower stated that he would pay electronically pay through his bank in the next couple of days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

965813220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  Borrower called to discuss the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

965990340	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Notes on 02/16/2016 reflect that the borrower inquired if February payment process and it was confirmed from the transaction history that the payment posted 02/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

966077955	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower called looking for the $5000 HAMP incentive, she was advised it would be processed at the end of January.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

966205827	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The borrower called in to promise to make a payment and have their online account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The borrower's ex-husband filed the bankruptcy and the borrower planned to continue making the payments.  The case number and status details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: The loan was referred to foreclosure but the foreclosure was closed due to a completed loan modification.

966492540	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale EXCEPTION INFO: 04/19/2016: Servicer received notice that 2014 taxes are delinquent in the amount of $1035.46
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

966674358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The last contact with the established with and authorized third party on 05/09/2016 in regards to the status of the hazard insurance. The third party was advised the premium was paid on 04/27/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

966877155	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  The borrower called and scheduled a payment for 08/06/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

967548483	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  Payment: $1092.51; Fee: $19.00  Your Confirmation #:XXX authorized on 12/1/15
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

967844187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

968196834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2015.  Borrower inquired about a refinance. Call was transferred to the refinance department. No further communication was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

968475555	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower refused to disclose when the payment would be made and was upset about calls during the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

968498532	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2016.  Borrower inquired why his payment increased and requested to speak with a supervisor. Servicer advised the increase was due to the increase in escrow payments. Servicer offered a second modification, borrower declined and said he was happy with his current rate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

968643387	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Limited notes on Bankruptcy.  No case number listed.  Borrower had a MOD prior to Bankruptcy filing, and has been performing under modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

968655375	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2016.  Borrower advised servicer that their pay schedule prevents them from paying on time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

968972058	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The last borrower contact was in regards to a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments dated 04/21/2016 reflect evidence of a previously completed STEP Rate Modification.

969097297	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  Borrower called and verified information, borrower stated that his taxes are increasing to $3,447.53 per year due to a solar system that he installed on the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

969451578	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2014.  Borrower advised about monthly payment-advised payment due; she made partial payment in the amount of $210 will send check from her Church via overnight tomorrow in the amount of $610.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

969611418	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2015.  The borrower was advised the May payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

969816213	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2014.  The last contact was made on 5/5/2014, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 09/XX/2013 states New bankruptcy filing and 12/XX/2013 indicates the file was under review and a BK payment was made from suspense.  The case details and status of disposition were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

970212816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2014.  Inbound call from borrower, called in to cancel e-bill and have statements mailed to borrower mailing address on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

970583445	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2015.  Borrower had questions regarding the 01/2015 billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

970702326	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower called to ask if her taxes had been paid and was told they would be paid by 11/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

970739289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Borrower called to ask about a letter she received to verify her SSN, advised to sign and return the form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

970947081	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  The borrower called to request that a late fee be waived; the borrower also inquired about a possible refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

970971057	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  The borrower called to inquire about a billing stated that they received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  A motion for relief was filed 03/XX/2011.  Notes from 12/03/2015 - The borrower stated she was no longer in bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

971089275	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  Promise to pay. Confirmed private mortgage insurance cancelled. Servicer resent cancellation letter via email to borrower along with appraised value as borrower requested.  Provided fax number for borrower to provide reaffirmation paperwork to be faxed in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Limited data found relating to bankruptcy filing date, process and filings.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

971120907	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2015.  Inbound call from borrower, stated he received a letter for service member civil relief act and wants to know if her interest rate is going to go up.  Advised she needs to speak to military families to better explain.  call transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 05/18/2016 reflects SCRA quarterly audit review completed and per DMDC borrower is still serving.

971268759	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2013.  Borrower advised will send in 1st trial payment on 06/28/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

971478549	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2014.  Borrower called in to let servicer know the payment will be made on Friday. Dispute was noted as follows: On 10/30/2014 a credit bureau dispute was received. 10/30/2014 credit dispute resolved. No further details were provided regarding the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

971672355	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2016.  Notes on 05/21/2016 reflect that the borrower called and wanted to know what the payment had increased.  The borrower was advised her principal and interest will be increasing in June to $552.02 and reviewed escrow shortage as well.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

971690337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2015.  The borrower authorized a payment in the amount of $173.52 dated 07/30/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.

971827200	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2014.  The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

971915112	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower made a change to their insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

972093933	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

972151875	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2014.  Borrower called in asking if he was current, servicer advised yes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Note dated 09/18/2015 states Real Estate Fraud Certification executed.

No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification

972620406	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  Borrower made a promise to make a payment by 08/19/2015 via the Web.  Reason for default was due to waiting on funds to become available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

972791235	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  The borrower was called and advised to fill out and mail in the 2nd notice of performance payment form they received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

972839187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  The borrower called in - promised to pay on 04/27/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

973209816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  The borrower called about a 5 year modification incentive letter received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

974536488	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2015.  Borrower called to see why payment increased and was advised due to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

974666358	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Servicer spoke with borrower and solicited ACH. Borrower declined. Borrower verified that the property is occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

974735289	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2014.  The borrower called in regards to February payment and requested to reverse last payment from principal and apply to February payment along with the money in suspense.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

974769255	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

975000024	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2014.  The borrower confirmed their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

975791232	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower called in regards to the HAMP anniversary, Borrower questioned if it was too late to send in the incentive form, borrower advised to sign and send in the form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

975938085	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The borrower called to confirm the February payment was received as the March statement did not reflect it was received; the servicer confirmed it was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

976235787	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Borrower had a general account inquiry. Agent assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

976327695	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Contact was made with the borrower but details of the conversation were not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

976792230	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Borrower called in to report a claim date of loss 12/23/2015 due to fire total claim amount 15,708.00 call was transferred to the loss draft department to get check endorsed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

976826196	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called in to inquire about increase in payment, which is due to escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

976978044	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The last borrower contact was in regards to a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

977183838	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2014.  Lender advised that the reason for the call was not documented.  Representative could not reference anything and could not see a reason for the call.  Representative stated that the modification is about to be booked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Previous foreclosure was closed and billed due to completed loan modification.

978026994	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Last contact date of 04/18/2016 was in relation to escrow account shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

978252768	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  The borrower called in about an overdue payment. They were advised it was deferred escrow of $16.68. The borrower then disconnected the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

978936084	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in about making a payment. Servicer advised borrower options for payment without fees. Dispute was noted as follows: On 10/06/2015 comments reflect credit dispute. No further details regarding dispute. Comments do not reflect if dispute is verbal or in writing. No evidence servicer has responded to dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

978951069	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2015.  The last borrower contact was in regards to a credit dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

978954066	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Borrower called and wanted to know why their payments increased, advised it is due to escrow shortage and tax increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

979290729	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Borrower had payment inquiry to see if last payment was received.  Advised that we received a payment 9/15 but she says it never came out but she has another mortgage somewhere else and that may be the one she's thinking about.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

979520499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The last contact was made on 5/17/2016, in which the borrower confirmed a payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.

979570449	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  change to XXX was sent over. Advised no pol rcvd.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

980053176	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  Borrower called in regards to refinance and was provided contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

980565453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Spoke to borrower - promised to pay $989.86 by 05/11/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

981150867	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called because he received a 16 day letter, advised the loan is current and disregard.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

981326691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Spoke to borrower - verified identity.  No mini-miranda was required.  A new 1098 is needed due to a correction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

981409608	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2015.  Borrower stated the payment was mailed in the amount of $1,385.80.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

981847170	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  The borrower had an inquiry about the pay for performance letter and corporate advances.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A real estate fraud certification was executed per notes dated 07/28/2015.

No indication of fraud. Per the servicer - the fraud comment code is used to indicate that the Dodd Frank document was received and executed [or not] on GSE loans that are eligible for the 6 year Incentive. Requirements for HAMP Expanded “Pay for Performance” Incentive Notices o send no additional notices if the borrower returns an executed Real Estate Fraud Certification (Form 720) or U.S. Treasury Department’s “Dodd Frank Certification” after a prior notification

982170846	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  The borrower advised there was a significant difference in the payment amount with the prior servicer; agent stated the adjustable interest rate had increased in December.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

982516500	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2014.  Borrower called to check status of final claim check for the roof damage, Borrower had provided proof of completion to release final funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

982802214	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2015.  Inbound email from borrower regarding the spread of the escrow which was forwarded to the escrow department; no further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

983177838	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

983223792	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The borrower called in for assistance with the online portal. The borrower was advised of the new portal. The borrower also asked about the payment increase. It was explained to the borrower the increase was due to a shortage on the escrow account and that amount of shortage was advanced.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: There is evidence of a modification being completed outside of the commentary dates. There is no further information available.

983280735	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2013.  Borrower calling in regarding past due amounts and also states received check for $706 advised it was from partial payment sent.  Loan is next due for 12/01/2013
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

983299716	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  The borrower inquired about fees in the amount of $419.77. She was informed that they are uncollected late charges. The borrower was also advised that her next statement is scheduled for 05/18/2016. The borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

983865150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Third party called in and advised she was the spouse. Advised no authorization on account and to have borrower call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

984120894	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  Inbound call from borrower, payment request inquiry.  Borrower called to see if payment scheduled for September.  Advised that no payment is scheduled, mailed borrower ACH form to set up to start in October.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

984261753	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  The borrower inquired about the recast option and also about the eligibility to remove the mortgage insurance (PMI) from the loan.  The borrower requested a pay history be mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

984693321	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Borrower called in regarding a charge on his statement in amount of $98.50 and does not know what this is for. Agent sent a request to research what the charge is for.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: No evidence of loan modification reflected in servicing comments available.

984825189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

984835179	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower called in and requested a payoff.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period. Insurance claims checks in the amount of $5188.00 and $4300.30 were endorsed and released to the borrower. The date of loss was cited as 08/03/2015. Comments on 01/20/2016 indicated the claim checks would be endorsed and released as long as total claim amount remains less than $10,000. There was no further mention of the damages after 02/05/2016; the claim was not monitored.

984840174	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  Borrower called and wanted to make sure she was current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

985303710	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower authorized a third party.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

985753260	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower was provided the total amount due and advised would make the payment within the next two days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The insurance policy has insufficient coverage for the subject per notes dated 02/24/2016.

985908105	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  On 05142016 the borrower was contacted and promised to pay that same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

986483529	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  Borrower called and asked about the payment increase, advised borrower it was due to the escrow account increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

986712300	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  inbound call from borrower, modification status inquiry.  Advised the customer next payment changes will be on 7/2016.  Borrower had refinance questions, transferred caller to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

987094917	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2014.  The borrower was called for payment. Borrower set up a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan was in foreclosure. The foreclosure was closed 10/XX/2013. A loan modification was approved on 01/XX/2014 to begin on 02/XX/2014.

987144867	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2015.  Borrower called and wanted to be transferred to specific agent who was working with him on a balance issue, Transferred call. Borrower wanted clarification on the reason the balance of the loan increased during the modification. Advised of the breakdown and deferred balance, borrower stated the would have his attorney contact for further clarification. Borrower stated prior to transfer the balance was $201596.04, after transfer it is $208000. Dispute appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

987155856	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2015.  Borrower called in for payment amount and agent advised borrower her amount due is $770.94 and advised borrower her late fee balance is $40.08. Borrower accepted home warranty offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

987318693	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2015.  The borrower stated that they do not want to receive paperless billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

988144866	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  The servicer advised the borrower on 07/09/2015 of the payment that posted on 07/05/2016 and received authorization to contact the borrower with the phone number on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

988192818	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower advised the lender that the information has been sent in and it has been more than a month with no adjustments made to the account or a return call.  (it appears from earlier comments borrower wants the PMI removed) Representative did a warm transfer to the escrow department; customer dropped call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

988286724	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  Borrower called in regards to homeowners insurance. Servicer advised borrower they do not track his homeowners insurance policy. Servicer offered the homeowners policy information and borrower advised that he is escrowed for his insurance. Servicer advised borrower that the escrow that is set up is only for the county taxes. Servicer advised borrower he is a condo master policy. Servicer located the condo policy and updated the policy information. All contacts during the review period were inbound calls from the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

988397613	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2014.  The borrower logged into the servicer website and requested paperless statements.  In addition, the borrower updated his email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

988973037	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2016.  The borrower's spouse called in and made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

989275734	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in wanting to know what her monthly payment is. Agent advised borrower that the monthly payment is $721.31. Agent also unlocked borrowers account and reset password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment on 04/24/2014 reflects hazard insurance claim check in amount of $6500.95 was endorsed and released to borrower as claim was under $20,000.00. Date of loss 01/08/2014 and cause of loss was for water damage. Claim number XXX. Unable to determine if damages have been repaired as this is not a monitored claim and funds have been released to the borrower.

989307702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

989740269	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower received an annual escrow statement and requested an explanation. The borrower was advised of the breakdown of the taxes and insurance and advised the shortage would be broken down to be paid over 12 months. The borrower requested to remove escrow from his account; however, the escrow must remain on the account per the modification agreement the borrower previously signed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

990251757	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  The borrower called inquire on the principal in regards to the loan. The borrower was advised the principal amount in the payments decreased due to the increase in the interest rate from 3.00% to 4.00%. The borrower also inquired on the balloon payment on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Per comment dated 06/02/2011 the bankruptcy was closed out but there were no details provided on the bankruptcy within the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

990283725	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in to request to see if mortgage insurance can be removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

990530478	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The borrower was calling to inquire on address to send proof of insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A

990703305	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

991412595	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2015.  Borrower called and scheduled a payment for 07/15/2015.  Borrower expressed an interest in refinance on 04/08/2015 and call was transferred to refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

991618389	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 04/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  Authorized third party inquired about how to get a new set of re-cast paperwork, she stated the first set of papers were completed incorrectly and wanted to re-do them. Servicer emailed borrower another set of paperwork.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted 04/22/2016 - Hardest Hit Recast effective 06/01/2016. P&I changed from $677.61 to $557.12

991739268	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2015.  Borrower called regarding payment increase and was advised his taxes and insurance have increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

992115891	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  Borrower called about the December payment. She states she made it online on 12/16 and it is not showing cleared from her account. She will make another payment today. Borrower advised the payment was rejected from bank as unable to locate account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

992345661	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Borrower called with promise to pay and requested to remove work number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

993068937	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Promised to pay $1385.63 by 07/12/2016 via Web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

993217788	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Unable to determine if proof of claim was filed. Bankruptcy was closed due to case closing order entered on 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

993289716	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Borrower called to find out why payment has increased. Servicer advised borrower her interest rate increased to 3% and in September it will increase to 4%. Borrower promised to pay $903.34 by 10/15/2015 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

993390066	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2015.  The customer requested a copy of the Federal ID number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

993435570	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

993601404	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  The borrower called in to inquire about the escrow account and about the modification papers he received - payment will increase to $643.76.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

994564440	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  The borrower called and stated they wanted to keep the property and a payment will be sent in 2 weeks and ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy case closed per closing order entered on 11/XX/2010. No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A

994666338	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower 2 called in and stated was returning call. Agent advised borrower the call was a courtesy call regarding the March payment. Borrower advised that she usually pays around the 15th and will make a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments indicate loan was modified under Non Government plan. However, details and terms of loan modification not provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

994957047	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2015.  The borrowers were calling to see if their payment was received due to mailing the payments out to the old address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

995129874	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2015.  The last borrower contact was in regards to delinquency; the borrower advised they would bring current on their own.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

995672331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Borrower is unable to access the website and wanted to have account unlocked . Servicer advised password is reset. There has been no contact attempts from the servicer during the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

995717286	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower called to inquire why their payment increased.  Servicer advised their taxes and insurance increased, the loan is next due for July in the amount of $1,679.23 and when the modification changes will take place.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

995777226	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2015.  Borrower called to have online account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

995975028	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Spoke with the borrower about escrow shortage and analysis.  The borrower was approved for a trial payment plan and the modification was completed on 11/XX/2013 effective 12/XX/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

996163839	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2014.  Borrower spoke with servicer and asked for escrow calculation to be updated. Borrower advised in early February homeowners insurance policy was corrected as the insurance company was charging too much money. The insurance premium decreased from $5000.00 to $3500.00 and servicer should have received communication from the insurance company by mid February. Agent has requested for an escrow analysis to be run effective 04/01/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: PMI was cancelled as of 01/05/2016.

996190038	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower requested a payoff. Prior contact indicates borrower wanting to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: A payoff was generated on 03/22/2016.

996218784	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower stated she will be making her payment later in the week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

996221781	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2015.  Borrower called in regarding the pay for success program and was advised that $5,000.00 will be applied towards principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

996355647	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2014.  Borrower updated their email address via the website on 08/13/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

996376626	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2015.  Borrower was advised that her March payment was posted to the account on 03/16/2015 and advised the borrower of escrow increases. Borrower was provided with escrow department's contact information. Borrower was sent the 2013 1098 tax form via borrower's e-mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

996499503	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  The borrower called to inquire about the lower payment; agent advised the payment decreased due to a lower insurance premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

996669333	1
[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Environmental Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2014.  The borrower called and wanted to know if an insurance claim's check had been mailed yet; and was advised it should go out that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim for sewer back up damage sustained to the subject on 08/11/2014 for $10,000 was filed on 09/25/2014. There is no evidence of the completion of the repairs although the funds were released to the homeowner on 10/06/2014.  The damage repair amount is estimated at $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

996852150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

997742259	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Borrower called in wanting to know why escrow increased. The borrower was advised that it is due to the shortage in the amount of $3,220.70. The borrower was also advised of the unpaid balance of $170,000.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

997896105	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2016.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  The borrower stated that they didn't receive a copy of their 1098. They stated they would call back to confirm the email they want ti to be sent to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

998011989	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2016.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  On 05/12/2016 the borrower wanted to confirm the principal balance. No specific reason is provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A

998029971	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  The borrower was calling about the ACH form. He expected to receive it in the mail, advised borrower where to find it on the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments
101683215	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  The borrower called in - verified identity.  Discussed the cure amount required and the borrower agreed to pay via  EZPay $197.52  +other fees.  Advised the borrower of workout options - the borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

113042844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  The borrower advised that they did not want any workout options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

120727152	2	[2] The loan is in an active forbearance plan.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2016.  Borrower scheduled two payments in the amount of $1,082.92 on 09/25/2016 and 10/25/2016.  The agent explained  that the automatic payment withdrawal was delcined since on an active repayment plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: Modifications were completed on 08/XX/2014 and 01/XX/2011.  In addition, extensions were also processed prior to the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

122172705	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

123286590	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE:
BANKRUPTCY:
MODIFICATION:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION: The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

129653217	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2015.  The borrower made their payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

136182681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

141262596	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  Notes on 07/22/2016 reflect that the borrower was advised that one payment is due.  The borrower was also advised of the late fee balance of $417.03 and the borrower stated that they paid extra in May to cover the late fee balance.  The borrower was advised that those funds are in an un-applied bucket.  The borrower requested that those fees are applied to the late charges so a task was sent to have that completed.  The borrower also added $50.00 towards his payment to have applied to additional late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

157859982	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

168337494	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

194730075	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower called in - promised to pay $400.00 on 01/26/2016.   Primary reason for delinquency - curtailment of income.  Borrower confirmed the cure amount of $719.16 and said was trying to make that payment by IVR (?).  Advised her that payment was made and gave confirmation and made another payment for 1/29.   Asked about refinance.   The demand letter expired 02/20/2016.   Set up EZPay for $319.16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  The denial reason is stated as Borrower no longer eligible for HAMP after May 6 2016  9:00PM. Reason:One defaulted HAMP Tier 1 trial.  Borrower no longer eligible for HAMP after May 6 2016  9:00PM. Reason:One defaulted HAMP Tier 1 trial
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

198931869	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Spoke with borrower. A promise to pay was made for $293.22 on 3/22/2016. A reinstatement was set up and total amount due was provided. She also set up a second promise to pay 4/19/2016 $646.61.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

223579197	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Borrower called on 06/06/2016 regarding increase in their payment.  Servicer advised due to escrow analysis that was completed in April.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2012.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated 09/21/2016 cites the payment change letter was mailed to attorney.

237262500	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  The borrower authorized a payment in the amount of $1449.92 dated 05/202016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

247282470	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

261872865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2015.  The borrower informed the servicer on 08/12/2015 that the payment will be made by the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 10/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

276532191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  The borrower called about a foreclosure letter and that the attorney should be contacted; the borrower was told they are not in a foreclosure status
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

280704015	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  The borrower discussed the insurance policy payment status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: The homeowner purchased the property for sibling per notes dated 06/19/2014.

281627091	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2016.  The borrower informed the servicer on 07/02/2016 that due to some unexpected expenses, the payment will be made at the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

291988719	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

303528168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

307326366	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Notes on 05/31/2016 reflect that the borrower stated that he already made the payment of $997.75 on May 28, 2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

310796892	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Discussed prior review with borrower and advised that it failed NPV. Discussed options and borrower 2 refused. Borrower is now current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

336099564	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Recent contact with borrower on 05/26/2016 shows an inquiry to see if late fee can be waived due to sending in payment via check today and the request was submitted.  Borrower stated they do not wish to have a phone number on file.  Servicer advised of the open loss mitigation review and borrower stated they are still interested and requested for the package to be sent again.  Borrower did not want to discuss what documents were required.  Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

339886773	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  The borrower declined pursuing assistance through the HAMP per notes dated 03/15/2016. The last contact was established with an authorized third party on 07/07/2016 at which time the third party stated they were not interested in automatic payments and made a promise to pay $1,435.77 on 07/20/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

353822823	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

369716913	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Third party called to issued payment for borrower as borrower was in hospital on 06/07/2016.  Borrower is given the bankruptcy disclaimer upon contact; details of the bankruptcy was not available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

372467160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  The borrower was called for payment status. The borrower advised the confirmed pending online payments for 8/19/2016 $1,697.76 and 9/9/2016 $1,745.76 and requested removal of the modification application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: The loan was previously modified by the previous servicer.

377212410	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Amount due given to borrower. Income and expenses updated
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: Although the Loan Status on the header of the collection comments show the loan is current, there are multiple comments regarding loan delinquency.

380118501	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

380119500	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

381869748	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  The borrower contacted the servicer on 09/15/2016 to authorize a payment in the amount of $1,015 for 09/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

382780836	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower advised he was not sure when he will be making a payment, and that the property is not abandoned as he goes back and forth.  Borrower requested payoff history, as well as requesting to close out the modification. Borrower withdrawing application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

388968642	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

394038567	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Spoke with borrower who declined to set up a repayment plan. RFD: waiting on funds. Agent advised calls may continue. Borrower not eligible for HAMP.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

413323263	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  Spoke to borrower - promised to pay $774.50.   Waived the late charge as a one time courtesy.   Advised the borrower to set up ACH payments and a web account.   The borrower gave future consent to call the borrower cell phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 11/XX/2010.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

426952620	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  Last contact with the borrower they set up Ez pay arrangement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

443018538	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

466134399	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

472818708	2	[2] Evidence loan has been modified.: Mod Date: <empty>
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  The borrower called to confirm the payment dated 08/31/2016 was processed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  A modification was completed 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

494142363	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2015.  Borrower request assistance, no other information was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

509011479	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement 1.

520259220	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2015.  The borrower called in to authorize credit reporting to all 3 bureaus.    Advised the borrower that he would have to send that in by fax or by mail.   Gave the borrower the fax number.   The borrower declined the survey.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

536007456	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

538605855	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

543289167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  Borrower was advised of forced placed insurance on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

560969469	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  04/23/2015 the borrower advised he was in an accident last month and is currently receiving short term disability.  The servicer’s comments also indicate the loan is under modification review.  11/XX/2015 modification approved noted to start 12/XX/2015.  No other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:

568856574	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2015.  The borrower was advised of the documents needed for the modification. She was also advised that another payment was needed for November. She said that she would send in another payment soon, but not now. She stated that she had a property tax bill that needed to be taken care of as well.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

570727701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

590605803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2016.  The borrower called in to discuss the insurance and bundling it with auto. Borrower was advised to contact the lender and insurance to find out how it will affect the escrows.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2015.  A Chapter 7 bankruptcy case# XXX was filed 05/XX/2015 and discharged 07/XX/2015.
MODIFICATION: The loan has been modified.  The modification date is 04/XX/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to 04/01/2055.  The loan was modified on 04/XX/2015 for 480 months with a payment of $1424.44.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

607553290	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was ---.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE:
BANKRUPTCY:
MODIFICATION:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION: The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

622901475	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

624540834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

628528842	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Spouse called in and promised to pay via EZPay on 10/11/2016 for $1523.87.   The borrower was verified and a confirmation number for the payment was given.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

652145202	3	[3] Collection comments are missing or incomplete.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called to make payment. Advised borrower of potential shortage in escrow, borrower understood. Borrower declined to pay fees due on loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:

671239089	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

679300020	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Last contact with the borrower they called to set up payment arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

724094181	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  The borrower called to find out if their ACH was transferred with the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

734485779	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2015.  Borrower was advised of total amount due and possible late charge assessment.  The borrower was advised of payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

754476768	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

764453781	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

767620611	2
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 11/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

778464756	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2015.  The borrower stated they had a family emergency in August. The notes state the borrower has a pending payment for 09/18/2015 for $415.58.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

781907310	2	[2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower 2 called in and discussed missing documents. Agent advised received RMA however section 6 is missing. Required most recent (not older than 90 days) completed and signed affidavit of hardship with hardship explanation from each of the borrower. Agent advised received 2 months bank deposits for pension income required most recent pension income statement or award letter from the provider. Received RMA. Borrower 2 advised that borrower 1 is deceased so need death certificate for borrower 1. Received 2015 tax return however need 2014 tax returns with all schedules for borrower 2. Require completed and signed ITS form 4506-T for each note holder not older than 120 days with line number 9 marked. Borrower 2 advised that she does not know when she can make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

783857358	3	[3] Collection comments are missing or incomplete. [2] Evidence loan has been modified.: Mod Date: <empty>
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Mortgagor called in requested to know if can make payment over phone. Stated will call back Oct 12 to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

797838363	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

806948244	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

808526664	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

814178007	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2015.  The commentary dated 07/21/2014 states the reason for default as curtailment of income due to property fire and utilizing personal funds to repair while pending loss draft releases from the insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:

825261912	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower called to post a payment. The borrower had stated on 12/10/2015 that another party was interested in purchasing the property and requested for the account to be sold to another servicer. The borrower asked if a Note sale could be completed, but was informed that it was not an option. The borrower re-inquired about a Note sale on 04/25/2016 and was informed that an offer letter would have to be received before consideration.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modified by prior servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

868569561	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

873361764	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Recent contact with borrower on 05/26/2016 shows payment was issued through the automated system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

886804308	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:

908694396	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

923798277	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2015.  The borrower stated that he is having financial difficulties and was working on a recently sent financial package.  Available notes did not discuss payment plan or loss mitigation options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

949849200	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

953623422	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  The last contact with the borrower was established on 08/11/2015 in regards to the past due balance and the work order to review the payment made in July that was only applied to the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

978588432	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A

984209805	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  04/28/2015 the borrower RFD was noted as medical issues.  The borrower advised 07/10/2015 she is not interested in a modification or a repay plan.  No other relevant communication noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by AMC hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.